Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.8%):
Activision Blizzard, Inc.	2,167	$114,678
Alphabet, Inc., Class A(a)	132	161,190
AT&T, Inc.	6,233	235,857
Cable One, Inc.(b)	170	213,299
CBS Corp., Class B	4,115	166,123
Charter Communications, Inc., Class A(a)	430	177,212
Comcast Corp., Class A	4,911	221,387
Discovery Communications, Inc., Class A(a)(b)	5,047	134,402
DISH Network Corp., Class A(a)	3,398	115,770
Electronic Arts, Inc.(a)	1,089	106,526
Facebook, Inc., Class A(a)	700	124,656
InterActive Corp.(a)	544	118,576
Match Group, Inc.	1,084	77,441
Netflix, Inc.(a)	387	103,569
Omnicom Group, Inc.	2,878	225,346
Sirius XM Holdings, Inc.	29,364	183,672
Take-Two Interactive Software, Inc.(a)	903	113,182
The Walt Disney Co.	1,294	168,634
T-Mobile US, Inc.(a)	2,457	193,538
TripAdvisor, Inc.(a)(b)	3,121	120,720
Twitter, Inc.(a)	2,303	94,884
Verizon Communications, Inc.	4,015	242,345
		3,413,007
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	1,208	199,803
Amazon.com, Inc.(a)	83	144,081
Aptiv PLC(b)	1,605	140,309
Aramark	3,852	167,870
AutoZone, Inc.(a)	194	210,416
Best Buy Co., Inc.	1,829	126,183
Booking Holdings, Inc.(a)	79	155,046
BorgWarner, Inc.	4,331	158,861
Bright Horizons Family Solutions, Inc.(a)	1,568	239,120
Burlington Stores, Inc.(a)	548	109,501
CarMax, Inc.(a)(b)	1,836	161,568
Chipotle Mexican Grill, Inc.(a)	173	145,401
Columbia Sportswear Co.	1,575	152,602
D.R. Horton, Inc.	3,096	163,190
Darden Restaurants, Inc.	1,620	191,516
Dollar General Corp.	1,123	178,490
Domino’s Pizza, Inc.	629	153,847
Dunkin’ Brands Group, Inc.	2,634	209,034
eBay, Inc.	4,420	172,291
Etsy, Inc.(a)	1,602	90,513
Five Below, Inc.(a)	920	116,012
Garmin Ltd.	1,952	165,315
General Motors Co., Class C	4,782	179,229
Gentex Corp.	6,247	172,011
Genuine Parts Co.	2,514	250,369
Grand Canyon Education, Inc.(a)	899	88,282
Hasbro, Inc.	1,220	144,802
Hilton Worldwide Holdings, Inc.	1,994	185,661
Hyatt Hotels Corp., Class A	2,900	213,644
Kohl’s Corp.	2,211	109,798
Lear Corp.	1,252	147,611
Lennar Corp., Class A	3,018	168,555
LKQ Corp.(a)	6,555	206,155
Marriott International, Inc., Class A	1,400	174,118
McDonald’s Corp.	1,371	294,368
Mohawk Industries, Inc.(a)	1,073	133,127
Nike, Inc., Class B	1,949	183,049
Norwegian Cruise Line Holdings Ltd.(a)	3,092	160,073
NVR, Inc.(a)	51	189,585
O’Reilly Automotive, Inc.(a)	530	211,210

Security Description	Shares	Value
Planet Fitness, Inc., Class A(a)	2,179	$126,099
Pool Corp.	982	198,069
PulteGroup, Inc.	4,738	173,174
PVH Corp.	1,351	119,199
Ralph Lauren Corp.	1,595	152,275
Ross Stores, Inc.	1,751	192,347
Royal Caribbean Cruises Ltd.	1,392	150,795
Service Corp. International(b)	4,454	212,946
Starbucks Corp.	2,147	189,838
Tapestry, Inc.	4,461	116,209
Target Corp.	1,139	121,770
The Gap, Inc.	6,772	117,562
The Home Depot, Inc.	940	218,100
The TJX Cos., Inc.	3,617	201,612
Tiffany & Co.	1,875	173,681
Tractor Supply Co.	1,726	156,099
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	406	101,764
VF Corp.	2,020	179,760
Whirlpool Corp.(b)	960	152,026
Wynn Resorts Ltd.	950	103,284
Yum China Holdings, Inc.	3,084	140,106
Yum! Brands, Inc.	2,379	269,851
		10,329,182
Consumer Staples (6.7%):
Altria Group, Inc.	3,710	151,739
Archer-Daniels-Midland Co.	5,394	221,532
Brown-Forman Corp., Class B	3,566	223,873
Casey’s General Stores, Inc.(b)	1,220	196,615
Church & Dwight Co., Inc.	2,633	198,107
Colgate-Palmolive Co.	3,407	250,449
Conagra Brands, Inc.	3,687	113,117
Costco Wholesale Corp.	701	201,965
General Mills, Inc.	3,866	213,094
Hormel Foods Corp.	4,940	216,026
Kimberly-Clark Corp.	1,424	202,279
Lamb Weston Holdings, Inc.	2,427	176,491
McCormick & Co., Inc.	1,182	184,747
Molson Coors Brewing Co., Class B	3,211	184,633
Mondelez International, Inc., Class A	4,824	266,863
Monster Beverage Corp.(a)	2,368	137,486
PepsiCo, Inc.	2,017	276,531
Philip Morris International, Inc.	2,076	157,631
Sysco Corp.	3,226	256,144
The Boston Beer Co., Inc., Class A(a)	283	103,035
The Clorox Co.	1,237	187,863
The Coca-Cola Co.	4,139	225,327
The Estee Lauder Cos., Inc., Class A	729	145,035
The Hershey Co.	1,670	258,833
The J.M. Smucker Co.	1,804	198,476
The Kroger Co.	6,485	167,183
Tyson Foods, Inc., Class A	2,096	180,549
US Foods Holding Corp.(a)	4,992	205,171
Walgreens Boots Alliance, Inc.	2,957	163,552
Walmart, Inc.	2,181	258,842
		5,923,188
Energy (2.8%):
Cabot Oil & Gas Corp.	8,501	149,363
Chevron Corp.	1,787	211,938
ConocoPhillips	2,961	168,718
Continental Resources, Inc.(a)	3,111	95,788
Diamondback Energy, Inc.	1,209	108,701
EOG Resources, Inc.	1,665	123,576
Exxon Mobil Corp.	3,149	222,350
Halliburton Co.	6,244	117,699
HollyFrontier Corp.	2,878	154,376
Kinder Morgan, Inc.	10,192	210,057
Marathon Oil Corp.	9,164	112,442

Security Description	Shares	Value
Occidental Petroleum Corp.	3,459	$153,822
ONEOK, Inc.	2,539	187,099
Phillips 66	1,776	181,862
Schlumberger Ltd.	4,178	142,763
Valero Energy Corp.	1,845	157,268
		2,497,822
Financials (17.0%):
Aflac, Inc.	4,696	245,695
Ally Financial, Inc.	5,560	184,370
American Express Co.	1,813	214,442
Ameriprise Financial, Inc.	1,184	174,166
Arch Capital Group Ltd.(a)	5,743	241,091
Arthur J. Gallagher & Co.	2,651	237,450
Assurant, Inc.	1,684	211,881
Bank of America Corp.	6,160	179,687
BB&T Corp.	4,161	222,073
BlackRock, Inc., Class A	456	203,212
BOK Financial Corp.	2,179	172,468
Brown & Brown, Inc.	6,802	245,280
Capital One Financial Corp.	1,844	167,767
CBOE Holdings, Inc.	1,794	206,149
Chubb Ltd.	1,607	259,434
Citigroup, Inc.	2,555	176,499
Citizens Financial Group, Inc.	4,628	163,692
CME Group, Inc.	1,091	230,573
Comerica, Inc.	2,469	162,929
Commerce Bank, Inc.(b)	3,686	223,556
Credit Acceptance Corp.(a)	379	174,836
Discover Financial Services	2,156	174,830
E*TRADE Financial Corp.	3,799	165,978
East West Bancorp, Inc.	3,230	143,057
Erie Indemnity Co., Class A	677	125,685
FactSet Research Systems, Inc.	693	168,378
Fifth Third BanCorp.	6,335	173,452
First American Financial Corp.	3,647	215,209
First Republic Bank	1,868	180,636
FNF Group	4,957	220,140
Franklin Resources, Inc.	6,555	189,177
Globe Life, Inc.	2,636	252,423
Hartford Financial Services Group, Inc.	4,462	270,442
Huntington Bancshares, Inc.	12,894	183,997
Intercontinental Exchange, Inc.	2,765	255,128
Invesco Ltd.	9,586	162,387
JPMorgan Chase & Co.	1,950	229,496
KeyCorp	9,258	165,163
Lincoln National Corp.	2,823	170,283
LPL Financial Holdings, Inc.	1,847	151,269
M&T Bank Corp.	1,246	196,831
MarketAxess Holdings, Inc.	408	133,620
Marsh & McLennan Co., Inc.	2,477	247,824
MetLife, Inc.	4,482	211,371
Moody’s Corp.	847	173,491
Morgan Stanley	4,064	173,411
Morningstar, Inc.	1,400	204,596
MSCI, Inc.	703	153,078
New York Community Bancorp, Inc.	15,648	196,382
Northern Trust Corp.	1,986	185,334
People’s United Financial, Inc.	13,096	204,756
Principal Financial Group, Inc.	3,087	176,391
Prudential Financial, Inc.	2,069	186,107
Raymond James Financial, Inc.	2,212	182,402
Regions Financial Corp.	10,420	164,844
Reinsurance Group of America, Inc.	1,435	229,428
S&P Global, Inc.	831	203,578
Santander Consumer USA Holdings, Inc.	6,302	160,764
SEI Investments Co.	3,099	183,631
Signature Bank	1,362	162,378

Security Description	Shares	Value
State Street Corp.	3,213	$190,177
SVB Financial Group(a)	637	133,101
Synchrony Financial	5,368	182,995
Synovus Financial Corp.	4,128	147,617
T. Rowe Price Group, Inc.	1,585	181,086
TCF Financial Corp.	3,667	139,603
TD Ameritrade Holding Corp.	3,759	175,545
The Bank of New York Mellon Corp.	4,389	198,427
The Charles Schwab Corp.	4,064	169,997
The Goldman Sachs Group, Inc.	800	165,784
The PNC Financial Services Group, Inc.	1,553	217,668
The Progressive Corp.	2,547	196,756
The Travelers Co., Inc.	1,868	277,754
U.S. Bancorp	4,573	253,070
Voya Financial, Inc.	3,577	194,732
W.R. Berkley Corp.	3,792	273,896
Wells Fargo & Co.	4,328	218,304
Zions Bancorp	3,952	175,943
		15,117,052
Health Care (11.0%):
Abbott Laboratories	2,268	189,764
ABIOMED, Inc.(a)	464	82,541
Agilent Technologies, Inc.	2,225	170,502
Align Technology, Inc.(a)	467	84,490
AmerisourceBergen Corp.	1,818	149,676
Amgen, Inc.	863	166,999
Anthem, Inc.	533	127,973
Baxter International, Inc.	2,655	232,233
Biogen, Inc.(a)	449	104,536
Bio-Techne Corp.	826	161,623
Boston Scientific Corp.(a)	4,038	164,306
Bristol-Myers Squibb Co.	3,080	156,187
Bruker Corp.	2,921	128,320
Cardinal Health, Inc.	3,334	157,331
Centene Corp.(a)	2,612	112,995
Cerner Corp.	2,629	179,219
Charles River Laboratories International, Inc.(a)	1,101	145,739
Chemed Corp.	516	215,466
Cigna Corp.	849	128,870
Danaher Corp.	1,417	204,657
Dentsply Sirona, Inc.	2,874	153,213
Edwards Lifesciences Corp.(a)	652	143,381
Elanco Animal Health, Inc.(a)	5,564	147,947
Eli Lilly & Co.	1,697	189,776
Encompass Health Corp.	2,675	169,274
Exelixis, Inc.(a)	5,457	96,507
Gilead Sciences, Inc.	3,006	190,520
HCA Healthcare, Inc.	1,192	143,541
Henry Schein, Inc.(a)	2,890	183,515
Hill-Rom Holdings, Inc.	1,639	172,472
Humana, Inc.	496	126,812
IDEXX Laboratories, Inc.(a)	572	155,544
Illumina, Inc.(a)	421	128,077
Incyte Pharmaceuticals, Inc.(a)	1,555	115,428
Insulet Corp.(a)(b)	655	108,029
Intuitive Surgical, Inc.(a)	280	151,180
IQVIA Holdings, Inc.(a)	1,125	168,053
Jazz Pharmaceuticals PLC(a)	1,065	136,469
Johnson & Johnson	1,650	213,477
Laboratory Corp. of America Holdings(a)	1,159	194,712
Masimo Corp.(a)	992	147,600
Medtronic PLC	2,167	235,381
Merck & Co., Inc.	2,594	218,362
Mettler-Toledo International, Inc.(a)	253	178,213
Molina Healthcare, Inc.(a)	757	83,058
PerkinElmer, Inc.	1,941	165,315
PRA Health Sciences, Inc.(a)	1,421	141,006
Quest Diagnostics, Inc.	1,894	202,715

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc.(a)	484	$134,262
ResMed, Inc.	970	131,057
Stryker Corp.	813	175,852
Teleflex, Inc.(b)	460	156,285
The Cooper Co., Inc.	645	191,565
Thermo Fisher Scientific, Inc.	637	185,538
UnitedHealth Group, Inc.	702	152,559
Universal Health Services, Inc., Class B	1,143	170,021
Varian Medical Systems, Inc.(a)	1,680	200,071
Veeva Systems, Inc., Class A(a)	702	107,188
Vertex Pharmaceuticals, Inc.(a)	803	136,044
Waters Corp.(a)	682	152,243
West Pharmaceutical Services, Inc.	1,232	174,722
Zoetis, Inc.	1,509	188,006
		9,778,417
Industrials (16.7%):
3M Co.	1,010	166,044
A.O. Smith Corp.	3,661	174,666
AECOM(a)	5,106	191,781
AGCO Corp.(b)	2,121	160,560
Alaska Air Group, Inc.	2,829	183,630
Allegion PLC	2,203	228,341
Allison Transmission Holdings, Inc.	3,879	182,507
AMERCO, Inc.	583	227,394
American Airlines Group, Inc.	4,245	114,488
AMETEK, Inc.	2,493	228,908
BWX Technologies, Inc.	2,600	148,746
C.H. Robinson Worldwide, Inc.	2,287	193,892
Carlisle Cos., Inc.	1,353	196,916
Caterpillar, Inc.	1,283	162,056
Cintas Corp.	731	195,981
Copart, Inc.(a)	2,648	212,714
CoStar Group, Inc.(a) (c)	249	147,707
CSX Corp.	2,637	182,665
Cummins, Inc.	1,191	193,740
Deere & Co.	962	162,270
Delta Air Lines, Inc.	2,843	163,757
Donaldson Co., Inc.	3,641	189,623
Dover Corp.	1,904	189,562
Eaton Corp. PLC, ADR	2,345	194,987
Emerson Electric Co.	3,068	205,126
Expeditors International of Washington, Inc.	2,728	202,663
Fastenal Co.	5,626	183,801
Flowserve Corp.	3,105	145,035
Fortive Corp.	2,733	187,374
Fortune Brands Home & Security, Inc.	3,030	165,741
Gardner Denver Holdings, Inc.(a)	4,279	121,053
General Dynamics Corp.	1,071	195,704
Graco, Inc.	4,308	198,340
HD Supply Holdings, Inc.(a)	5,360	209,979
HEICO Corp.	1,145	142,988
Hexcel Corp.	2,247	184,546
Honeywell International, Inc.	1,401	237,048
Hubbell, Inc.	1,380	181,332
Huntington Ingalls Industries, Inc.	881	186,587
IDEX Corp.	1,197	196,164
Illinois Tool Works, Inc.	1,216	190,292
Ingersoll-Rand PLC	1,686	207,733
J.B. Hunt Transport Services, Inc.	1,411	156,127
Kansas City Southern	1,360	180,894
Knight-Swift Transportation Holdings, Inc.(b)	2,938	106,649
L3Harris Technologies, Inc.	806	168,164
Lennox International, Inc.	800	194,376
Lockheed Martin Corp.	568	221,555
Masco Corp.	3,582	149,298
Nordson Corp.	1,271	185,896
Norfolk Southern Corp.	973	174,809

Security Description	Shares	Value
Northrop Grumman Corp.	490	$183,647
Old Dominion Freight Line, Inc.	967	164,361
Owens Corning, Inc.	2,358	149,026
PACCAR, Inc.	2,847	199,318
Parker-Hannifin Corp.	966	174,469
Republic Services, Inc., Class A	3,463	299,722
Robert Half International, Inc.	2,768	154,067
Rockwell Automation, Inc.	1,043	171,886
Rollins, Inc.	5,094	173,553
Roper Technologies, Inc.	581	207,185
Snap-on, Inc.	1,126	176,264
Southwest Airlines Co.	3,181	171,806
Spirit Aerosystems Holdings, Inc., Class A	1,793	147,456
Teledyne Technologies, Inc.(a)	655	210,903
Textron, Inc.	3,346	163,820
The Middleby Corp.(a)	1,463	171,025
Toro Co.	3,014	220,927
TransDigm Group, Inc.	272	141,622
TransUnion	2,036	165,140
Union Pacific Corp.	1,027	166,353
United Airlines Holdings, Inc.(a)	1,966	173,814
United Parcel Service, Inc., Class B	1,321	158,282
United Rentals, Inc.(a)	960	119,654
United Technologies Corp.	1,374	187,578
Verisk Analytics, Inc., Class A	1,654	261,563
W.W. Grainger, Inc.	561	166,701
Waste Management, Inc.	2,352	270,480
Watsco, Inc.	1,162	196,587
Woodward, Inc.	1,380	148,805
XPO Logistics, Inc.(a)	1,045	74,791
Xylem, Inc.	2,560	203,828
		14,846,842
Information Technology (15.7%):
Accenture PLC, Class A	1,105	212,547
Adobe, Inc.(a)	526	145,308
Advanced Micro Devices, Inc.(a)	2,225	64,503
Akamai Technologies, Inc.(a)	2,011	183,765
Alliance Data Systems Corp.	982	125,824
Amphenol Corp., Class A	2,108	203,422
Analog Devices, Inc.	1,290	144,132
ANSYS, Inc.(a)	832	184,172
Apple, Inc.	682	152,748
Applied Materials, Inc.	2,426	121,057
Arista Networks, Inc.(a)	477	113,965
Aspen Technology, Inc.(a)	979	120,495
Automatic Data Processing, Inc.	1,253	202,259
Black Knight, Inc.(a)	4,271	260,788
Booz Allen Hamilton Holdings Corp.	2,867	203,614
Broadcom, Inc.	472	130,305
Broadridge Financial Solutions, Inc.	1,651	205,434
CACI International, Inc., Class A(a)	827	191,252
Cadence Design Systems, Inc.(a)	2,345	154,958
CDW Corp.	1,370	168,839
Ciena Corp.(a)	2,395	93,956
Cisco Systems, Inc.	3,457	170,810
Citrix Systems, Inc.	2,797	269,966
Cognex Corp.	2,623	128,868
Cognizant Technology Solutions Corp., Class A	2,592	156,207
Corning, Inc.	5,268	150,243
Dolby Laboratories, Inc., Class A	2,702	174,657
DXC Technology Co.	2,733	80,624
Entegris, Inc.	2,971	139,815
EPAM Systems, Inc.(a)	763	139,110
Euronet Worldwide, Inc.(a)	1,073	156,980
F5 Networks, Inc.(a)	1,218	171,032
Fair Isaac Corp.(a)	432	131,121
Fidelity National Information Services, Inc.	1,542	204,716
Fiserv, Inc.(a)	1,638	169,680

Security Description	Shares	Value
FleetCor Technologies, Inc.(a)	608	$174,362
FLIR Systems, Inc.	3,696	194,373
Fortinet, Inc.(a)	1,606	123,277
Gartner, Inc.(a)	1,061	151,712
Genpact Ltd.	5,297	205,259
Global Payments, Inc.	1,097	174,423
HP, Inc.	7,194	136,110
Intel Corp.	3,116	160,567
International Business Machines Corp.	1,410	205,042
IPG Photonics Corp.(a)(b)	854	115,802
Jack Henry & Associates, Inc.	1,608	234,720
Juniper Networks, Inc.	7,680	190,079
KLA Corp.	881	140,475
Lam Research Corp.	535	123,644
Leidos Holdings, Inc.	2,180	187,218
Manhattan Associates, Inc.(a)	1,448	116,810
Mastercard, Inc., Class A	655	177,878
Maxim Integrated Products, Inc.	2,638	152,767
Microchip Technology, Inc.(b)	1,381	128,309
Micron Technology, Inc.(a)	2,040	87,414
Microsoft Corp. (c)	1,297	180,322
Monolithic Power Systems, Inc.	817	127,150
Motorola Solutions, Inc.	905	154,221
National Instruments Corp.	3,889	163,299
NetApp, Inc.	2,318	121,718
Nvidia Corp.	583	101,483
ON Semiconductor Corp.(a)	5,515	105,943
Oracle Corp.	3,882	213,626
Paychex, Inc.	2,866	237,219
Paycom Software, Inc.(a)	487	102,022
Paylocity Holding Corp.(a)(b)	964	94,067
PayPal Holdings, Inc.(a)	1,507	156,110
Qorvo, Inc.(a)	1,728	128,114
RealPage, Inc.(a)	2,528	158,910
Sabre Corp.	6,862	153,674
Salesforce.com, Inc.(a)	926	137,455
Seagate Technology PLC	2,554	137,380
Skyworks Solutions, Inc.	1,519	120,381
SS&C Technologies Holdings, Inc.	2,627	135,474
Synopsys, Inc.(a)	1,226	168,269
TE Connectivity Ltd.	1,989	185,335
Teradyne, Inc.	1,928	111,650
Texas Instruments, Inc.	1,191	153,925
The Trade Desk, Inc., Class A(a)(b)	275	51,576
The Western Union Co.	10,805	250,352
Trimble Navigation Ltd.(a)	4,038	156,715
Tyler Technologies, Inc.(a)	726	190,575
Ubiquiti, Inc.	1,041	123,109
Universal Display Corp.	431	72,365
VeriSign, Inc.(a)	969	182,782
Visa, Inc., Class A	1,153	198,328
VMware, Inc., Class A	787	118,097
WEX, Inc.(a)	767	154,988
Xerox Holdings Corp.	4,259	127,387
Xilinx, Inc.	911	87,365
Zebra Technologies Corp., Class A(a)	500	103,185
		13,971,984
Materials (5.7%):
Air Products & Chemicals, Inc.	1,040	230,735
Albemarle Corp.(b)	1,935	134,521
AptarGroup, Inc.	2,158	255,615
Ball Corp.	2,561	186,466
Celanese Corp., Series A	1,388	169,739
CF Industries Holdings, Inc.	2,732	134,414
Crown Holdings, Inc.(a)	2,636	174,134
Eastman Chemical Co.	2,309	170,473
Ecolab, Inc.	1,128	223,390

Security Description	Shares	Value
FMC Corp.	1,908	$167,293
International Flavors & Fragrances, Inc.(b)	1,321	162,073
International Paper Co.	3,906	163,349
LyondellBasell Industries NV, Class A	1,889	169,009
Martin Marietta Materials, Inc.	695	190,500
NewMarket Corp.	434	204,887
Nucor Corp.	3,354	170,752
Packaging Corp. of America	1,591	168,805
PPG Industries, Inc.	1,844	218,532
Reliance Steel & Aluminum Co.	1,830	182,378
Royal Gold, Inc.	1,318	162,391
RPM International, Inc.	2,803	192,874
Sealed Air Corp.	4,159	172,640
Sonoco Products Co.	4,274	248,790
Steel Dynamics, Inc.	4,755	141,699
The Sherwin-Williams Co.	347	190,805
Vulcan Materials Co.	1,283	194,040
Westlake Chemical Corp.	1,953	127,961
WestRock Co.	3,595	131,038
		5,039,303
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	3,307	175,303
Howard Hughes Corp.(a)(b)	621	80,482
Jones Lang LaSalle, Inc.	1,026	142,676
		398,461
Utilities (8.2%):
AES Corp.	12,442	203,302
Alliant Energy Corp.	5,301	285,883
Ameren Corp.	3,440	275,372
American Electric Power Co., Inc.	3,112	291,563
American Water Works Co., Inc.	2,082	258,647
Atmos Energy Corp.	2,412	274,703
CenterPoint Energy, Inc.	9,402	283,752
CMS Energy Corp.	4,371	279,525
Consolidated Edison, Inc.	3,086	291,534
DTE Energy Co.	2,293	304,878
Duke Energy Corp.	3,305	316,818
Evergy, Inc.	4,219	280,817
Eversource Energy	3,644	311,453
Exelon Corp.	5,640	272,468
FirstEnergy Corp.	5,616	270,860
IDACORP, Inc.	2,357	265,563
MDU Resources Group, Inc.	9,026	254,443
NextEra Energy, Inc.	1,321	307,780
OGE Energy Corp.	6,168	279,904
Pinnacle West Capital Corp.	2,748	266,748
PPL Corp.	8,214	258,659
Public Service Enterprise Group, Inc.	4,467	277,311
Sempra Energy	2,005	295,958
The Southern Co.	4,929	304,464
WEC Energy Group, Inc.	2,935	279,119
Xcel Energy, Inc.	4,399	285,451
		7,276,975
Total Common Stocks (Cost $75,921,377)		88,592,233

Collateral for Securities Loaned^ (2.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (d)	538,816	538,816
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (d)	611,869	611,869
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (d)	18,024	18,024

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (d)	341,195	$341,195
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (d)	296,325	296,325
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (d)	529,767	529,767
Total Collateral for Securities Loaned (Cost $2,335,996)		2,335,996
Total Investments (Cost $78,257,373) — 102.2%		90,928,229
Liabilities in excess of other assets — (2.2)%		(1,980,066)
NET ASSETS - 100.00%		$88,948,163

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	12/20/19	$447,450	$446,775	$(675)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(675)
	Total net unrealized appreciation(depreciation)				$(675)

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (83.8%)
Australia (2.0%):
Consumer Staples (0.2%):
Wesfarmers Ltd.	13,221	$355,141

Energy (0.2%):
Woodside Petroleum Ltd.	15,529	339,189

Financials (0.7%):
Australia & New Zealand Banking Group Ltd.	19,212	368,974
National Australia Bank Ltd.	22,125	443,513
Westpac Banking Corp.	17,712	353,677
		1,166,164
Materials (0.7%):
BHP Billiton Ltd.	14,387	355,432
BHP Group PLC	13,682	292,179
Fortescue Metals Group Ltd.	29,952	178,241
Rio Tinto Ltd.	4,836	302,835
		1,128,687
Utilities (0.2%):
AGL Energy Ltd.	26,105	337,644
		3,326,825
Bermuda (0.4%):
Financials (0.2%):
Invesco Ltd.	18,015	305,174

Industrials (0.2%):
Triton International Ltd.	11,121	376,335
		681,509
Brazil (0.6%):
Energy (0.2%):
Petroleo Brasileiro SA	42,400	281,163

Industrials (0.1%):
EcoRodovias Infraestrutura e Logistica SA	80,800	274,221

Information Technology (0.1%):
Cielo SA	83,900	161,556

Utilities (0.2%):
Engie Brasil Energia SA	28,802	307,736
		1,024,676
Canada (2.3%):
Communication Services (1.2%):
BCE, Inc.	14,458	699,380
Shaw Communications, Inc., Class B	28,230	554,712
TELUS Corp.	20,411	726,488
		1,980,580
Energy (0.5%):
Inter Pipeline Ltd.	20,283	355,990
Pembina Pipeline Corp.	13,370	495,660
		851,650
Financials (0.6%):
Great-West Lifeco, Inc.	20,389	489,601
Power Financial Corp.	22,327	517,766
		1,007,367
		3,839,597
Chile (0.6%):
Utilities (0.6%):
Aguas Andinas SA	974,513	533,236
Colbun SA	2,460,360	443,842
		977,078
China (3.4%):
Consumer Discretionary (0.1%):
Great Wall Motor Co. Ltd., Class H	328,500	220,130

Security Description	Shares	Value
Energy (0.6%):
China Petroleum & Chemical Corp., Class H	626,000	$370,440
China Shenhua Energy Co. Ltd., Class H	190,500	382,468
Yanzhou Coal Mining Co. Ltd.	282,000	286,395
		1,039,303
Financials (2.1%):
Agricultural Bank of China Ltd.	1,377,000	539,242
Bank of China Ltd.	1,265,000	496,109
Bank of Communications Co. Ltd., Class H	630,000	411,250
China Cinda Asset Management Co. Ltd.	1,450,000	284,872
China CITIC Bank Corp. Ltd.	890,000	474,527
China Construction Bank Corp., Class H	632,000	481,571
China Minsheng Banking Corp. Ltd.	578,000	392,964
GF Securities Co. Ltd. (a)	212,600	222,867
Huatai Securities Co. Ltd. (d)	146,800	219,986
		3,523,388
Industrials (0.1%):
Zoomlion Heavy Industry Science And Technology Co. Ltd., Class H	347,000	235,024

Materials (0.2%):
Sinopec Shanghai Petrochemical Co. Ltd.	1,068,000	310,493

Real Estate (0.3%):
Guangzhou R&F Properties Co. Ltd., Class H	154,400	233,760
Logan Property Holdings Co. Ltd.	158,000	224,966
		458,726
		5,787,064
Curacao (0.2%):
Energy (0.2%):
Schlumberger Ltd.	7,852	268,303

Czech Republic (0.7%):
Financials (0.3%):
Komercni Banka AS	14,267	482,579

Utilities (0.4%):
CEZ AS	29,903	660,888
		1,143,467
Denmark (0.2%):
Financials (0.2%):
Danske Bank A/S	19,004	264,439

Egypt (0.4%):
Consumer Staples (0.2%):
Eastern Tobacco	363,860	381,385

Industrials (0.2%):
Elsewedy Electric Co.	316,157	260,992
		642,377
Finland (0.9%):
Financials (0.4%):
Nordea Bank AB	45,657	323,958
Sampo Oyj, Class A	10,317	409,861
		733,819
Materials (0.3%):
Stora ENSO Oyj, R Shares	18,124	218,077
UPM-Kymmene Oyj	9,072	267,847
		485,924
Utilities (0.2%):
Fortum Oyj	14,967	353,715
		1,573,458
France (2.1%):
Communication Services (0.5%):
Orange SA	34,383	538,086
Publicis Groupe SA	5,311	261,293
		799,379

Security Description	Shares	Value
Consumer Discretionary (0.1%):
Renault SA	4,133	$237,173

Energy (0.2%):
Total SA	8,065	419,860

Financials (0.6%):
BNP Paribas SA	6,156	299,244
Credit Agricole SA	23,467	284,001
Natixis SA	57,474	238,091
Societe Generale SA	9,042	247,645
		1,068,981
Industrials (0.2%):
Alstom SA	6,761	280,024

Utilities (0.5%):
GDF Suez	26,010	424,481
Suez Environnement Co.	23,825	374,396
		798,877
		3,604,294
Germany (0.8%):
Consumer Discretionary (0.2%):
Bayerische Motoren Werke AG	4,949	348,492

Industrials (0.1%):
Hochtief AG	2,267	258,312

Materials (0.5%):
BASF SE	4,472	312,630
Covestro AG (d)	4,768	235,898
Evonik Industries AG	10,447	257,862
		806,390
		1,413,194
Hong Kong (1.6%):
Energy (0.2%):
CNOOC Ltd.	188,000	287,860

Industrials (0.5%):
China Merchants Holdings International Co. Ltd.	258,000	388,088
CK Hutchison Holdings Ltd.	48,000	423,761
		811,849
Materials (0.2%):
China Resources Cement Holdings Ltd.	326,000	326,981

Real Estate (0.1%):
Agile Group Holdings Ltd.	168,000	204,084

Utilities (0.6%):
CK Infrastructure Holdings Ltd.	67,500	453,950
Power Assets Holdings Ltd.	91,500	614,241
		1,068,191
		2,698,965
India (0.3%):
Communication Services (0.2%):
Bharti Infratel Ltd.	70,928	257,721

Materials (0.1%):
Vedanta Ltd.	101,227	220,580
		478,301
Indonesia (0.4%):
Energy (0.4%):
PT Adaro Energy TBK	2,636,200	239,756
PT United Tractors TBK	180,800	262,160
Tambang Batubara Bukit Asam TBK PT	1,525,000	242,972
		744,888

Security Description	Shares	Value
Ireland (0.5%):
Communication Services (0.2%):
WPP PLC	24,059	$301,191

Industrials (0.2%):
Eaton Corp. PLC, ADR	4,406	366,359

Information Technology (0.1%):
Seagate Technology PLC	4,800	258,192
		925,742
Italy (0.7%):
Energy (0.5%):
Eni SpA	27,959	427,288
Snam SpA	74,051	373,997
		801,285
Financials (0.2%):
Intesa Sanpaolo SpA	133,042	315,109
		1,116,394
Japan (2.2%):
Consumer Discretionary (0.3%):
Aisin Seiki Co. Ltd.	8,000	252,966
Nissan Motor Co. Ltd.	52,600	328,446
		581,412
Consumer Staples (0.3%):
Japan Tobacco, Inc.	19,700	431,680

Industrials (1.2%):
FANUC Corp.	1,600	302,480
Komatsu Ltd.	11,700	269,837
Marubeni Corp.	44,400	296,143
Mitsubishi Corp.	14,900	366,932
Mitsui & Co. Ltd.	22,300	366,360
Sumitomo Corp.	24,500	383,612
		1,985,364
Information Technology (0.2%):
Canon, Inc.	15,100	403,863

Materials (0.2%):
Mitsubishi Chemical Holdings Corp.	41,700	298,922
		3,701,241
Korea, Republic Of (0.4%):
Energy (0.2%):
SK Innovation Co. Ltd.	1,979	274,071

Financials (0.2%):
Hana Financial Group, Inc.	12,834	377,842
		651,913
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	49,600	224,132
Wynn Macau Ltd.	91,200	177,723
		401,855
Malaysia (0.9%):
Financials (0.6%):
Malayan Banking Berhad	450,800	916,341

Utilities (0.3%):
Petronas Gas Berhad	135,500	530,237
		1,446,578
Mexico (0.5%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV	50,088	269,263

Industrials (0.2%):
ALFA SAB de CV	334,730	293,998

Materials (0.2%):
Grupo Mexico SAB de CV, Series B	119,385	279,176
		842,437

Security Description	Shares	Value
Netherlands (1.0%):
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	17,004	$425,171

Energy (0.2%):
Core Laboratories N.V.	6,110	284,848

Financials (0.2%):
ING Groep NV	27,537	287,632

Industrials (0.2%):
Randstad RV	5,856	287,467

Materials (0.2%):
LyondellBasell Industries NV, Class A	3,550	317,619
		1,602,737
Norway (0.5%):
Consumer Staples (0.2%):
Mowi ASA	12,198	281,837

Energy (0.3%):
Aker BP ASA	7,740	206,309
Equinor ASA	20,570	389,776
		596,085
		877,922
Philippines (0.5%):
Communication Services (0.3%):
Globe Telecom, Inc.	7,615	268,964
PLDT, Inc.	10,995	241,074
		510,038
Utilities (0.2%):
Manila Electric Co.	51,460	367,265
		877,303
Poland (0.7%):
Financials (0.7%):
Bank Pekao SA	16,097	411,081
Bank Zachodni WBK SA	4,121	322,286
Powszechny Zaklad Ubezpieczen na Zycie SA	44,737	417,483
		1,150,850
Russian Federation (1.7%):
Communication Services (0.3%):
Rostelecom PJSC	461,040	558,385

Consumer Staples (0.2%):
Magnit PJSC	4,905	268,845

Energy (0.2%):
Tatneft PAO	23,090	244,686

Materials (0.9%):
ALROSA AO	308,980	355,084
Evraz PLC	33,979	195,529
MMC Norilsk Nickel PJSC	961	247,182
Phosagro OAO-GDR, Registered Shares	38,935	497,210
Severstal PJSC	19,190	276,179
		1,571,184
Utilities (0.1%):
Federal Grid Co. Unified Energy System PJSC	82,690,000	236,769
		2,879,869
Singapore (0.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	200,200	449,309

South Africa (2.7%):
Communication Services (0.5%):
MTN Group Ltd.	36,793	234,221
Telkom SA SOC Ltd.	54,619	254,747

Security Description	Shares	Value
Vodacom Group Ltd.	43,749	$346,181
		835,149
Consumer Discretionary (0.3%):
Mr. Price Group Ltd.	17,013	178,065
The Foschini Group Ltd.	27,949	302,068
		480,133
Consumer Staples (0.4%):
Avi Ltd.	58,416	317,281
Tiger Brands Ltd.	24,972	347,290
		664,571
Energy (0.1%):
Exxaro Resources Ltd.	25,450	219,611

Financials (0.8%):
Absa Group Ltd.	28,195	284,907
Nedbank Group Ltd.	21,850	327,567
Old Mutual Ltd.	266,862	340,731
Standard Bank Group Ltd.	28,102	324,378
		1,277,583
Health Care (0.2%):
Netcare Ltd.	305,403	353,721

Industrials (0.2%):
Barloword Ltd.	42,805	326,285

Materials (0.2%):
Sappi Ltd.	63,075	156,322
Sasol Ltd.	12,215	205,542
		361,864
		4,518,917
Spain (1.4%):
Communication Services (0.3%):
Telefonica SA	59,477	454,410

Energy (0.2%):
Repsol SA	23,843	371,804

Financials (0.2%):
CaixaBank SA	111,077	291,313

Industrials (0.2%):
ACS, Actividades de Construccion y Servicios SA	8,265	330,190

Utilities (0.5%):
Endesa SA	17,785	467,782
Gas Natural SDG SA	15,728	417,093
		884,875
		2,332,592
Sweden (1.2%):
Communication Services (0.3%):
Telia Co. AB	114,420	512,006

Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares	11,406	221,162

Financials (0.6%):
Skandinaviska Enskilda Banken AB, Class A	35,830	329,327
Svenska Handelsbanken AB, Class A	40,815	381,938
Swedbank AB, A Shares	16,282	234,556
		945,821
Industrials (0.2%):
Volvo AB, Class B	20,910	293,518
		1,972,507
Switzerland (0.4%):
Financials (0.2%):
UBS Group AG, Registered Shares	32,651	370,827

Materials (0.2%):
Glencore PLC	88,218	265,795
		636,622

Security Description	Shares	Value
Taiwan (4.2%):
Consumer Discretionary (0.3%):
Formosa Taffeta Co. Ltd.	415,000	$452,156

Industrials (0.5%):
Far Eastern New Century Corp.	473,000	436,225
Walsin Lihwa Corp.	802,000	374,769
		810,994
Information Technology (2.1%):
Compal Electronics, Inc.	1,056,000	609,287
Inventec Corp.	564,000	389,061
Nanya Technology Corp.	118,000	306,506
Pegatron Corp.	178,000	309,810
Powertech Technology, Inc.	142,000	399,036
Quanta Computer, Inc.	250,000	456,105
Walsin Technology Corp.	35,000	197,010
WPG Holdings Ltd.	499,000	613,906
Yageo Corp.	26,000	206,585
		3,487,306
Materials (1.3%):
Asia Cement Corp.	278,000	388,017
Formosa Chemicals & Fibre	154,000	430,576
Nan Ya Plastics Corp.	245,000	550,377
TA Chen Stainless Pipe	363,000	406,211
Taiwan Cement Corp.	362,000	462,552
		2,237,733
		6,988,189
Thailand (1.5%):
Communication Services (0.1%):
Jasmine International PCL	975,000	204,278

Energy (0.6%):
Banpu PCL	654,000	252,409
PTT Exploration & Production PCL	83,400	330,168
PTT PCL	301,900	456,641
		1,039,218
Materials (0.2%):
PTT Global Chemical Public Co. Ltd.	202,700	356,507

Utilities (0.6%):
TPI Polene Power PCL	2,745,800	429,268
TTW PCL	1,003,700	449,805
		879,073
		2,479,076
Turkey (0.7%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	112,306	259,038

Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi AS	23,822	251,011
Tofas Turk Otomobil Fabrikasi AS	67,883	243,940
		494,951
Industrials (0.1%):
TAV Havalimanlari Holding AS	54,337	227,188

Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	194,683	236,181
		1,217,358
United Kingdom (3.4%):
Communication Services (0.2%):
BT Group PLC	182,973	401,255

Consumer Discretionary (0.2%):
Barratt Developments PLC	41,572	330,873

Consumer Staples (0.3%):
British American Tobacco PLC	6,984	257,869

Security Description	Shares	Value
Imperial Brands PLC	10,892	$244,543
		502,412
Energy (0.5%):
BP PLC	59,456	376,326
Royal Dutch Shell PLC, Class A	14,445	423,557
		799,883
Financials (1.2%):
Aviva PLC	85,507	419,685
HSBC Holdings PLC	61,259	469,287
Legal & General Group PLC	131,472	401,214
Lloyds Banking Group PLC	623,736	413,404
Royal Bank of Scotland Group PLC	132,803	338,432
		2,042,022
Health Care (0.3%):
GlaxoSmithKline PLC	22,405	480,145

Industrials (0.2%):
International Consolidated Airlines Group SA	48,763	284,545

Materials (0.3%):
Anglo American PLC	12,066	277,245
Rio Tinto PLC	5,768	299,775
		577,020
Utilities (0.2%):
National Grid PLC	33,872	366,669
		5,784,824
United States (41.3%):
Communication Services (1.4%):
AT&T, Inc.	11,714	443,258
Cogent Communications Holdings, Inc.	6,558	361,346
Omnicom Group, Inc.	5,409	423,525
Telephone & Data Systems, Inc.	11,218	289,424
Verizon Communications, Inc.	7,546	455,477
Wiley (John) & Sons, Class A	7,341	322,563
		2,295,593
Consumer Discretionary (4.6%):
American Eagle Outfitters, Inc.	15,292	248,036
Best Buy Co., Inc.	3,438	237,188
Brinker International, Inc. (b)	8,006	341,616
Carnival PLC	5,826	241,033
Dineequity, Inc.	3,881	294,413
General Motors Co., Class C	8,987	336,833
Genuine Parts Co. (b)	4,724	470,463
Haverty Furniture Cos., Inc.	15,557	315,340
Hooker Furniture Corp.	13,187	282,729
Kohl’s Corp.	4,156	206,387
LCI Industries	3,336	306,412
MDC Holdings, Inc.	9,426	406,261
Movado Group, Inc.	9,783	243,205
PetMed Express, Inc. (b)	15,445	278,319
Ralph Lauren Corp.	2,997	286,124
Ruth’s Hospitality Group, Inc.	24,077	491,532
Shutterstock, Inc. (a)	8,727	315,219
Sturm Ruger & Co., Inc. (b)	7,621	318,253
Tailored Brands, Inc. (b)	23,971	105,472
Tapestry, Inc.	8,384	218,403
The Buckle, Inc.	12,147	250,228
The Cheesecake Factory, Inc.	10,520	438,474
The Children’s Place, Inc. (b)	2,677	206,102
The Gap, Inc.	12,727	220,941
Tupperware Brands Corp.	14,833	235,400
Whirlpool Corp. (b)	1,805	285,840
Wynn Resorts Ltd.	1,785	194,065
		7,774,288
Consumer Staples (3.3%):
Altria Group, Inc.	6,973	285,196
Archer-Daniels-Midland Co.	10,138	416,368

Security Description	Shares	Value
B&G Foods, Inc. (b)	16,964	$320,789
Conagra Brands, Inc.	6,929	212,582
General Mills, Inc.	7,266	400,502
John B. Sanfilippo & Son, Inc.	3,864	373,262
Kimberly-Clark Corp.	2,677	380,268
Medifast, Inc.	2,420	250,785
Molson Coors Brewing Co., Class B	6,035	347,013
Philip Morris International, Inc.	3,901	296,203
The Coca-Cola Co.	7,778	423,434
The J.M. Smucker Co.	3,392	373,188
Universal Corp.	6,840	374,900
Vector Group Ltd.	22,679	270,103
Walgreens Boots Alliance, Inc.	5,559	307,468
Weis Markets, Inc. (b)	12,029	458,786
		5,490,847
Energy (2.7%):
Arch Coal, Inc., Class A (b)	3,911	290,196
Archrock, Inc.	25,079	250,038
Chevron Corp.	3,359	398,377
Delek US Holdings, Inc.	6,950	252,285
Exxon Mobil Corp.	5,919	417,941
Falcon Minerals Corp. (b)	40,940	235,405
Halliburton Co.	11,734	221,186
HollyFrontier Corp.	5,409	290,139
Kinder Morgan, Inc.	19,154	394,764
Murphy Oil Corp. (b)	14,495	320,484
Occidental Petroleum Corp.	6,501	289,100
ONEOK, Inc.	4,771	351,575
Peabody Energy Corp.	13,352	196,541
Phillips 66	3,338	341,811
Valero Energy Corp.	3,467	295,527
		4,545,369
Financials (9.7%):
Artisan Partners Asset Management, Class A	13,555	382,793
BB&T Corp.	7,820	417,353
BlackRock, Inc., Class A	857	381,914
Cadence BanCorp	16,997	298,127
Cathay General Bancorp	12,661	439,780
Citizens Financial Group, Inc.	8,697	307,613
Columbia Banking System, Inc.	11,255	415,310
Comerica, Inc.	4,640	306,194
FBL Financial Group, Inc., Class A	8,532	507,739
Fifth Third BanCorp.	11,907	326,014
First Busey Corp.	18,521	468,211
First Financial Bancorp	16,458	402,810
Franklin Resources, Inc.	12,319	355,526
Great Western Bancorp, Inc.	12,680	418,440
Hope Bancorp, Inc.	27,132	389,073
Huntington Bancshares, Inc.	24,232	345,791
JPMorgan Chase & Co.	3,664	431,216
KeyCorp	17,398	310,380
MetLife, Inc.	8,423	397,229
Moelis & Co., Class A	9,464	310,892
Morgan Stanley	7,637	325,871
Navient Corp.	24,472	313,242
New York Community Bancorp, Inc.	29,408	369,070
Northwest Bancshares, Inc.	37,391	612,839
Park National Corp.	4,674	443,142
People’s United Financial, Inc.	24,613	384,824
Principal Financial Group, Inc.	5,802	331,526
Provident Financial Services, Inc.	20,807	510,396
Prudential Financial, Inc.	3,888	349,726
Regions Financial Corp.	19,582	309,787
Safety Insurance Group, Inc.	5,307	537,758
Sandy Spring BanCorp	13,317	448,916
Santander Consumer USA Holdings, Inc.	11,844	302,140
Southside Bancshares, Inc.	13,774	469,831

Security Description	Shares	Value
State Street Corp.	6,038	$357,389
Synovus Financial Corp.	7,759	277,462
TCF Financial Corp.	6,892	262,378
The Progressive Corp.	4,787	369,796
Waddell & Reed Financial, Inc., Class A (b)	22,447	385,639
Wells Fargo & Co.	8,134	410,279
WesBanco, Inc. (b)	12,566	469,591
Zions Bancorp	7,428	330,695
		16,184,702
Health Care (1.6%):
Bristol-Myers Squibb Co.	5,789	293,560
Cardinal Health, Inc.	6,265	295,645
Gilead Sciences, Inc.	5,649	358,034
Johnson & Johnson	3,101	401,207
Meridian Bioscience, Inc.	27,963	265,369
National Healthcare Corp.	6,712	549,377
Patterson Cos., Inc.	22,230	396,139
Phibro Animal Health Corp., Class A	9,516	202,976
		2,762,307
Industrials (5.9%):
3M Co.	1,898	312,031
Aircastle Ltd.	19,088	428,144
Applied Industrial Technologies, Inc.	6,803	386,410
Caterpillar, Inc.	2,412	304,660
Cummins, Inc.	2,238	364,055
Emerson Electric Co.	5,767	385,581
Ennis, Inc. (b)	22,134	447,328
GATX Corp.	5,159	399,977
H&E Equipment Services, Inc.	10,752	310,303
Healthcare Services Group (b)	11,158	271,028
Hillenbrand, Inc.	12,128	374,513
HNI Corp.	10,816	383,968
Interface, Inc.	27,068	390,862
Kennametal, Inc.	9,939	305,525
Knoll, Inc.	17,831	452,016
Matson, Inc.	9,590	359,721
Matthews International Corp., Class A (b)	10,156	359,421
McGrath RentCorp	6,137	427,074
National Presto Industries, Inc. (b)	4,009	357,162
Resources Connection, Inc.	19,019	323,133
Ryder System, Inc. (b)	5,975	309,326
Steelcase, Inc., Class A	21,773	400,623
Systemax, Inc.	10,116	222,653
The Greenbrier Cos., Inc.	11,197	337,254
Trinity Industries, Inc.	16,470	324,129
United Parcel Service, Inc., Class B	2,483	297,513
Wabash National Corp. (b)	23,548	341,681
Watsco, Inc. (b)	2,184	369,489
		9,945,580
Information Technology (2.6%):
AVX Corp.	25,329	385,001
Benchmark Electronics, Inc.	14,197	412,565
Broadcom, Inc.	887	244,874
Cisco Systems, Inc.	6,496	320,967
HP, Inc.	13,520	255,798
International Business Machines Corp.	2,649	385,218
Juniper Networks, Inc.	14,433	357,217
Maxim Integrated Products, Inc.	4,958	287,118
NetApp, Inc.	4,356	228,734
Paychex, Inc.	5,387	445,882
The Western Union Co.	20,307	470,513
Vishay Intertechnology, Inc.	17,553	297,172
Xerox Holdings Corp.	8,005	239,429
		4,330,488
Materials (4.5%):
Cabot Corp.	7,634	345,973
Commercial Metals Co.	17,849	310,216

Security Description	Shares	Value
Domtar Corp.	9,324	$333,892
Eastman Chemical Co.	4,339	320,348
Futurefuel Corp.	21,101	251,946
Greif, Inc., Class A	6,612	250,529
Innophos Holdings, Inc.	11,976	388,741
International Paper Co.	7,341	307,001
Kaiser Aluminum Corp.	4,339	429,431
Kronos Worldwide, Inc.	25,195	311,662
Louisiana Pacific Corp. (b)	15,031	369,462
Neenah Paper, Inc.	5,430	353,602
Nucor Corp.	6,305	320,987
Packaging Corp. of America	2,990	317,239
PolyOne Corp.	10,146	331,267
Schnitzer Steel Industries, Inc.	12,316	254,448
Schweitzer-Mauduit International, Inc.	8,335	312,062
Sensient Technologies Corp. (b)	7,486	513,914
Sonoco Products Co.	8,033	467,601
Steel Dynamics, Inc.	8,936	266,293
The Chemours Co.	13,948	208,383
WestRock Co.	6,757	246,293
Worthington Industries, Inc.	9,497	342,367
		7,553,657
Utilities (5.0%):
AES Corp.	23,383	382,078
American Electric Power Co., Inc.	5,848	547,899
CenterPoint Energy, Inc. (b)	17,670	533,281
Consolidated Edison, Inc.	5,801	548,021
Duke Energy Corp.	6,211	595,386
Evergy, Inc.	7,929	527,754
Exelon Corp.	10,599	512,038
FirstEnergy Corp.	10,555	509,068
MDU Resources Group, Inc.	16,964	478,215
OGE Energy Corp.	11,593	526,090
Otter Tail Corp.	10,627	571,201
Pinnacle West Capital Corp.	5,165	501,367
PPL Corp.	15,437	486,111
Public Service Enterprise Group, Inc.	8,396	521,224
The Southern Co.	9,264	572,237
Unitil Corp.	8,461	536,765
		8,348,735
		69,231,566
Total Common Stocks (Cost $139,378,406)		140,554,236

Rights (0.0%)(c)
United States (0.0%):(c)
Materials (0.0%):(c)
Schulman, Inc. Expires (a)(e)	1,513	—	(f)
Total Rights (Cost $3,026)		—	(f)

Collateral for Securities Loaned^ (3.2%)
United States (3.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (g)	1,233,759	1,233,759
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (g)	1,401,033	1,401,033
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (g)	41,271	41,271
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%	781,256	781,256
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (g)	678,512	678,512
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (g)	1,213,040	1,213,040
Total Collateral for Securities Loaned (Cost $5,348,871)		5,348,871
Total Investments (Cost $144,730,303) — 87.0%		145,903,107
Other assets in excess of liabilities — 13.0%		21,871,898
NET ASSETS - 100.00%		$167,775,005

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $455,884 and amounted to 0.3% of net assets.

(e)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(f)	Rounds to less than $1.
(g)	Rate disclosed is the daily yield on September 30, 2019.
(h)	Illiquid

ADR—American Depositary Receipt

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

PLC—Public Limited Company

Written Options

Exchange-traded options

	Put/ Call	Strike Price		Contracts	Expiration Date	Value

E-Mini S&P 500 Option	Put	USD	3,010.00	420	10/18/19	(1,064,700)
Total (Premiums Received $728,318)						$(1,064,700)

Futures Contracts Purchased

	Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	272	12/20/19	$43,031,983	$42,271,520	$(760,463)

Futures Contracts Sold

	Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	286	10/16/19	4,843,458	4,897,750	(54,292)
E-Mini S&P 500 Futures	525	12/20/19	78,844,519	78,185,625	658,894
Mini MSCI EAFE Index Futures	371	12/20/19	35,429,005	35,215,320	213,685
Mini MSCI Emerging Markets Index Futures	694	12/20/19	35,763,769	34,765,930	997,839
Russell 2000 Mini Index Futures	462	12/20/19	36,457,398	35,227,500	1,229,898
					$3,046,024

	Total unrealized appreciation				$3,100,316
	Total unrealized depreciation				(814,755)
	Total net unrealized appreciation(depreciation)				$2,285,561

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (10.9%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 11/18/21 @ 100	500,000	$502,415
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 10/15/21 @ 100(a)	500,000	507,627
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 10/15/21 @ 100(a)	400,000	415,480
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 12/19/21 @ 100(a)	500,000	515,233
CarMax Auto Owner Trust, Series 2016-1, Class B, 2.22%, 8/16/21, Callable 3/15/20 @ 100	1,000,000	999,048
Centre Point Funding LLC, Series 2012-2A, Class 1, 2.61%, 8/20/21(a)	49,714	49,520
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 12/15/21 @ 100	500,000	503,305
Credit Acceptance Auto Loan Trust, Series 2018-1, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100(a)	500,000	510,192
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 5/15/21 @ 100	500,000	505,990
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24	750,000	749,844
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 3/16/22 @ 100	500,000	507,042
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100(a)	500,000	506,503
MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23, Callable 7/15/25 @ 100(a)	100,000	99,657
OSCAR US Funding Trust VI LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24(a)	500,000	506,131
PSNH Funding LLC 3, Series 2018-1, Class A1, 3.09%, 2/1/26	389,081	398,175
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09%, 4/15/22, Callable 7/15/20 @ 100(b)	51,908	51,951
Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 8/15/21 @ 100	250,000	252,083
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 10/20/19 @ 100(a)	102,900	103,991
SCF Equipment Leasing LLC, Series 2017-1, Class A, 3.77%, 1/20/23, Callable 8/20/20 @ 100(a)	366,442	371,440
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	499,199
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 5/15/23 @ 100(a)	500,000	502,343
Total Asset Backed Securities (Cost $8,931,605)		9,057,169

Collateralized Mortgage Obligations (3.6%)
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/24(a)	500,000	536,695
Madison Park Funding Ltd., Series 2013-11A, Class AR, 3.42% (LIBOR03M+116bps), 7/23/29, Callable 10/23/19 @ 100(a)(c)	500,000	499,700
Oaktree EIF III Series I Ltd., Series 2016-IIIA, Class B, 4.28% (LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100(a)(c)	500,000	500,900
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 2.95% (LIBOR03M+65bps), 7/15/26, Callable 10/15/19 @ 100(a)(c)	364,120	363,428

Security Description	Principal Amount	Value
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 3.35% (LIBOR03M+105bps), 7/15/26, Callable 10/15/19 @ 100(a)(c)	500,000	$493,050
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45	385,940	387,490
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45(b)	225,017	234,078
Total Collateralized Mortgage Obligations (Cost $2,982,405)		3,015,341

Corporate Bonds (66.0%)
Communication Services (2.6%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100 (d)	500,000	501,025
Comcast Corp., 3.30%, 10/1/20	500,000	506,700
Fox Corp., 3.67%, 1/25/22 (a)	500,000	517,090
Sprint Spectrum, 3.36%, 3/20/23 (a)	200,000	201,360
Time Warner Cable, Inc., 5.00%, 2/1/20	500,000	503,690
		2,229,865
Consumer Discretionary (1.1%):
Lennar Corp., 2.95%, 11/29/20, Callable 9/29/20 @ 100	300,000	299,964
MGM Resorts International, 5.25%, 3/31/20	540,000	546,161
		846,125
Consumer Staples (6.5%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (a)	500,000	503,855
Altria Group, Inc., 4.75%, 5/5/21	500,000	519,845
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25, Callable 12/23/24 @ 100	500,000	546,015
Constellation Brands, Inc., 2.70%, 5/9/22, Callable 4/9/22 @ 100	400,000	404,432
Mondelez International Holdings Netherlands BV, 1.63%, 10/28/19 (a)	750,000	749,670
Philip Morris International, Inc., 2.90%, 11/15/21	750,000	761,828
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 4/24/22 @ 100 (a)	400,000	402,112
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	750,000	769,140
Walmart, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	750,000	809,520
		5,466,417
Energy (8.2%):
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	276,512
Cenovus Energy, Inc., 5.70%, 10/15/19	470,385	470,723
DCP Midstream Operating, LP, 5.35%, 3/15/20 (a)	500,000	505,105
Energy Transfer Operating LP, 7.50%, 10/15/20	500,000	525,565
Enterprise Products Operating LLC, 2.55%, 10/15/19	400,000	400,068
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100	400,000	401,284
4.00%, 8/1/24, Callable 5/1/24 @ 100	250,000	242,503
EQT Corp., 3.09%(LIBOR03M+77bps), 10/1/20, Callable 10/23/19 @ 100 (c)	500,000	498,720
Exxon Mobil Corp., 2.40%, 3/6/22, Callable 1/6/22 @ 100	500,000	507,050
Marathon Oil Corp., 2.70%, 6/1/20	750,000	752,879
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	500,000	512,130
Nustar Logistics LP, 4.80%, 9/1/20	400,000	406,472
Occidental Petroleum Corp., 2.70%, 8/15/22	750,000	756,877
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (a)	500,000	507,360
		6,763,248

Security Description	Principal Amount	Value
Financials (20.7%):
1011778 BC ULC / New Red Finance, Inc., 4.63%, 1/15/22	500,000	$500,015
Ally Financial, Inc., 3.75%, 11/18/19	214,000	214,268
Ares Capital Corp., 3.88%, 1/15/20, Callable 12/15/19 @ 100	500,000	501,365
Associated Bank NA/Green Bay WI, 3.50%, 8/13/21, Callable 7/13/21 @ 100	500,000	508,820
Assurant, Inc., 3.36%(LIBOR03M+125bps), 3/26/21, Callable 10/23/19 @ 100 (c)	66,000	65,935
Banco Santander Chile, 2.50%, 12/15/20, Callable 11/15/20 @ 100 (a)	300,000	301,128
Bank of America Corp., 2.15%, 11/9/20, Callable 11/9/19 @ 100	500,000	500,045
BBVA Bancomer SA/Texas, 6.50%, 3/10/21 (a)	250,000	261,348
Capital One Financial Corp., 2.40%, 10/30/20, Callable 9/30/20 @ 100	350,000	350,676
Citigroup, Inc., 3.14%(LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (c)	400,000	407,304
Citizens Bank NA, 2.25%, 10/30/20, Callable 9/30/20 @ 100	294,000	294,347
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500,000	518,205
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	500,000	500,800
FS KKR Capital Corp., 4.25%, 1/15/20, Callable 12/15/19 @ 100	500,000	500,430
HSBC Finance Corp., 6.68%, 1/15/21	500,000	523,745
Hyundai Capital America, 3.00%, 6/20/22 (a)	750,000	755,429
Infinity Property & Casualty Corp., 5.00%, 9/19/22	500,000	531,065
Main Street Capital Corp., 5.20%, 5/1/24	500,000	535,200
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (a)	500,000	513,300
Navient Corp., 8.00%, 3/25/20, MTN	500,000	509,990
New York Life Global Funding, 2.00%, 4/13/21 (a)	500,000	499,385
ORIX Corp., 2.95%, 7/23/20, MTN	400,000	401,508
Park Aerospace Holdings Ltd., 3.63%, 3/15/21, Callable 2/15/21 @ 100 (a)	500,000	503,715
Primerica, Inc., 4.75%, 7/15/22	400,000	424,092
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	515,185
Regions Bank, 2.75%, 4/1/21, Callable 3/1/21 @ 100	400,000	402,460
Reliance Standard Life Global Funding II, 2.50%, 1/15/20 (a)	500,000	500,340
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	259,658
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	255,525
Santander UK Group Holdings PLC, 3.37%(LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (c)	250,000	253,663
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 2/1/20 @ 105.44 (a)	750,000	800,700
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/8/20 @ 100	580,000	582,180
SunTrust Banks, Inc., 2.90%, 3/3/21, Callable 2/3/21 @ 100	400,000	404,100
Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	500,000	504,375
The Huntington National Bank, 2.40%, 4/1/20, Callable 3/1/20 @ 100	500,000	500,635
US Bank NA/Cincinnati OH, 2.85%, 1/23/23, Callable 12/23/22 @ 100	500,000	512,934
Wells Fargo & Co., 3.00%, 1/22/21, MTN	500,000	505,800
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (d)	500,000	511,110
		17,130,780
Health Care (3.5%):
Centene Corp., 5.63%, 2/15/21, Callable 10/11/19 @ 101.41	500,000	507,120
CVS Health Corp.
2.13%, 6/1/21, Callable 5/1/21 @ 100	400,000	399,388
2.63%, 8/15/24, Callable 7/15/24 @ 100	750,000	753,240
Elanco Animal Health, Inc., 3.91%, 8/27/21	500,000	511,440
Orlando Health Obligated Group, 2.72%, 10/1/19	250,000	250,000
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	525,280
		2,946,468
Industrials (6.0%):
Air Lease Corp.
3.50%, 1/15/22	500,000	513,315
2.25%, 1/15/23	250,000	248,863

Security Description	Principal Amount	Value
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	$513,075
CK Hutchison International 17 II Ltd., 2.75%, 3/29/23 (a)	750,000	756,443
General Electric Co., 2.20%, 1/9/20, Callable 12/9/19 @ 100	500,000	499,365
Heathrow Funding Ltd., 4.88%, 7/15/23 (a)	475,000	491,872
Ryder System, Inc., 2.25%, 9/1/21, MTN, Callable 8/1/21 @ 100	500,000	499,770
Smiths Group PLC, 3.63%, 10/12/22 (a)	500,000	508,640
TTX Co., 2.60%, 6/15/20, Callable 5/15/20 @ 100 (a)	500,000	501,225
Wabtec Corp., 3.42%(LIBOR03M+105bps), 9/15/21, Callable 10/23/19 @ 100 (c)	500,000	500,135
		5,032,703
Information Technology (1.8%):
Broadcom, Inc., 3.13%, 4/15/21 (a)	500,000	504,885
Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100	500,000	508,975
Tyco Electronics Group SA, 2.58%(LIBOR03M+45bps), 6/5/20 (c)	500,000	499,820
		1,513,680
Materials (3.7%):
Ecolab, Inc., 4.35%, 12/8/21	400,000	419,204
INVISTA Finance LLC, 4.25%, 10/15/19 (a)	500,000	499,965
Methanex Corp., 5.25%, 3/1/22	500,000	518,995
Newmont Mining Corp., 5.13%, 10/1/19 (d)	1,250,000	1,250,000
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	422,824
		3,110,988
Real Estate (5.9%):
AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	400,000	404,044
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	750,000	770,303
Corecivic, Inc., 4.13%, 4/1/20, Callable 1/1/20 @ 100	500,000	502,270
Office Properties Income Trust, 3.60%, 2/1/20, Callable 1/1/20 @ 100	600,000	601,320
Sabra Health Care LP/Sabra Capital Corp., 5.38%, 6/1/23, Callable 10/27/19 @ 101.79	300,000	305,502
SBA Tower Trust, 2.84%, 1/15/25	750,000	748,740
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)	500,000	499,845
Senior Housing Properties Trust
6.75%, 4/15/20, Callable 11/7/19 @ 100	500,000	501,320
6.75%, 12/15/21, Callable 6/15/21 @ 100	500,000	533,375
		4,866,719
Sovereign Bond (0.7%):
Province of Alberta Canada, 1.90%, 12/6/19	700,000	699,726

Utilities (5.3%):
AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	400,000	402,356
Dominion Energy, Inc., 2.72%, 8/15/21	500,000	503,080
EDP Finance BV, 4.90%, 10/1/19 (d)	500,000	500,000
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100	500,000	520,725
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	500,000	522,425
Sempra Energy, 2.90%, 2/1/23, Callable 1/1/23 @ 100	400,000	407,308
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	519,895
The AES Corp., 4.00%, 3/15/21	500,000	509,345
WGL Holdings, Inc., 2.25%, 11/1/19	525,000	524,617
		4,409,751
Total Corporate Bonds (Cost $54,396,003)		55,016,470

Security Description	Principal Amount	Value
Municipal Bonds (13.1%)
California (0.3%):
San Jose Redevelopment Agency Successor Agency, Series A-T, 2.63%, 8/1/22	250,000	$254,740

Colorado (0.7%):
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	616,176

Connecticut (0.6%):
State of Connecticut, GO, Series A, 3.75%, 9/15/20	500,000	506,495

Illinois (0.6%):
City of Chicago Wastewater Transmission Revenue, 3.73%, 1/1/20	500,000	500,925

Massachusetts (0.6%):
Development Finance Agency Revenue, Series B, 3.52%, 7/1/20	500,000	501,755

Michigan (0.9%):
Ecorse Public School District, GO, 2.00%, 5/1/24(e)	750,000	746,633

Nebraska (1.8%):
Douglas Country School District 0010, GO, Series B, 2.05%, 6/15/24	750,000	750,473
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	750,000	752,699
		1,503,172
New Jersey (0.9%):
Economic Development Authority Revenue
3.80%, 6/15/20	250,000	251,595
Series B, 3.50%, 6/15/20	150,000	150,806
Educational Facilities Authority Revenue, 2.47%, 9/1/21	300,000	301,131
		703,532
New York (0.6%):
Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	500,000	512,620

Oregon (0.9%):
Port of Morrow Revenue, 2.18%, 9/1/24	750,000	750,195

Rhode Island (0.6%):
Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	516,405

Texas (3.1%):
City of Houston, GO
2.62%, 3/1/21	150,000	151,160
2.77%, 3/1/22	150,000	152,837
Dallas-Fort Worth International Airport Revenue, 2.04%, 11/1/24	750,000	747,135
State of Texas, GO, 3.11%, 10/1/23	500,000	521,705
Texas A&M University Revenue
Series A, 2.95%, 5/15/23	500,000	517,955
Series B, 2.12%, 5/15/24	500,000	502,830
		2,593,622
Virginia (0.9%):
Economic Development Authority, GO, Series B, 2.03%, 10/1/24	750,000	751,139

Wisconsin (0.6%):
Public Finance Authority Revenue(LOC - Citizens Financial Group), 3.75%, 2/1/22,, Continuously Callable @100	500,000	501,385
Total Municipal Bonds (Cost $10,854,077)		10,958,794

U.S. Treasury Obligations (5.8%)
U.S. Treasury Notes
1.63%, 10/15/20	250,000	249,492
1.13%, 7/31/21	1,680,000	1,663,463

Security Description	Shares or Principal Amount	Value
1.88%, 9/30/22 (d)	1,450,000	$1,462,914
1.25%, 7/31/23	1,500,000	1,482,070
Total U.S. Treasury Obligations (Cost $4,752,423)		4,857,939

Commercial Papers (0.5%)
Nissan Motor Acceptance Corp., 2.27%, 10/4/19(f)	400,000	399,899
Total Commercial Papers (Cost $399,926)		399,899
Total Investments (Cost $82,316,439) — 99.9%		83,305,612
Other assets in excess of liabilities — 0.1%		116,349
NET ASSETS - 100.00%		$83,421,961

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $18,793,977 and amounted to 22.5% of net assets.

(b)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(e)	Security purchased on a when-issued basis.
(f)	Rate represents the effective yield at September 30, 2019.

bps—Basis points

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LOC—Line Letter of Credit

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

ULC—Unlimited Liability Co.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2019
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (3.0%)
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22(a)	$1,250,000	$1,266,458
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25(a)	500,000	521,237
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 10/15/21 @ 100(a)	500,000	507,627
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 12/19/21 @ 100(a)	500,000	515,233
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100(a)	500,000	506,145
HPEFS Equipment Trust, Series 2019-1, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100	500,000	499,922
Navient Student Loan Trust, Series 2018-2A, Class B, 3.17% (LIBOR01M+115bps), 3/25/67, Callable 3/25/33 @ 100(a)(b)	1,000,000	1,015,087
NP SPE II LLC, Series 2019-1A, Class A2, 1.00%, 9/20/49(a)	500,000	508,023
OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22(a)	400,000	403,524
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,127,558
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100(a)	500,000	513,670
SLM Student Loan Trust, Series 2006-10, Class B, 2.50% (LIBOR03M+22bps), 3/25/44, Callable 1/25/32 @ 100(b)	262,205	242,986
SLM Student Loan Trust, Series 2007-1, Class B, 2.50% (LIBOR03M+22bps), 1/27/42, Callable 10/25/28 @ 100(b)	424,054	394,303
Tesla Auto Lease Trust, Series 2018-A, Class B, 2.75%, 2/20/20, Callable 3/20/20 @ 100(a)	500,000	500,189
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100(a)	500,000	506,150
Westlake Automobile Receivables Trust, Series 2018-2, Class D, 4.00%, 1/16/24, Callable 8/15/21 @ 100	507,000	518,272
Total Asset Backed Securities (Cost $9,309,373)		9,546,384

Collateralized Mortgage Obligations (1.3%)
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50(c)	500,000	542,126
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24(a)	500,000	536,328
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48(c)	250,000	270,753
Deutsche Bank Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(a)	250,000	256,086
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.79%, 11/15/43(a)(c)	813,000	837,712
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class A1R, 3.15% (LIBOR03M+85bps), 7/15/27, Callable 10/15/19 @ 100(a)(b)	1,000,000	996,453
Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 3.15% (LIBOR03M+85bps), 1/15/28, Callable 10/15/19 @ 100(b)	500,000	498,564
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 7/17/36(a)(c)	250,000	279,848
Total Collateralized Mortgage Obligations (Cost $4,143,865)		4,217,870

Security Description	Principal Amount	Value
Senior Secured Loans (0.2%)
Solera LLC, 1st Lien Term Loan B, 4.79% (LIBOR1M+275bps), 3/3/23, Callable 11/6/19 @ 100(b)	$491,094	$488,462
Sprint Communications, Inc., 1st Lien Term Loan B, 5.06% (LIBOR01M+300bps), 2/3/24, Callable 11/6/19 @ 100(b)	248,750	247,894
Total Senior Secured Loans (Cost $737,757)		736,356

Corporate Bonds (55.1%)
Communication Services (3.5%):
AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,500,000	1,658,775
British Telecommunications PLC, 5.13%, 12/4/28, Callable 9/4/28 @ 100	1,000,000	1,144,450
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	1,000,000	1,086,370
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 2/1/24, Callable 1/1/24 @ 100	500,000	536,440
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	512,075
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	500,000	522,175
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	804,293
CSC Holdings LLC
6.63%, 10/15/25, Callable 10/15/20 @ 103.31 (a)	500,000	535,940
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	500,000	554,805
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100 (a)	1,000,000	1,141,709
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	500,000	509,295
Sprint Corp., 7.25%, 9/15/21	500,000	533,855
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 4.74%, 9/20/29 (a)	500,000	531,120
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	500,000	523,920
Vodafone Group PLC, 5.00%, 5/30/38	500,000	569,525
		11,164,747
Consumer Discretionary (2.7%):
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	535,440
Brookfield Resid Properties, Inc., 6.13%, 7/1/22, Callable 11/7/19 @ 101.53 (a)	480,000	487,493
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	1,040,500
4.30%, 2/22/29 (a)	1,000,000	1,108,490
Dr Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	500,000	531,780
L Brands, Inc.
5.63%, 10/15/23	250,000	264,198
7.50%, 6/15/29, Callable 6/15/24 @ 103.75	500,000	497,680
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	500,000	547,885
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,024,670
Newell Brands, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	500,000	522,315
The William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81 (a)	100,000	107,178
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100	2,000,000	2,015,880
		8,683,509
Consumer Staples (4.4%):
Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,071,860
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	562,245
5.45%, 1/23/39, Callable 7/23/38 @ 100	1,000,000	1,266,940
B&G Foods, Inc., 5.25%, 4/1/25, Callable 4/1/20 @ 103.94	500,000	512,055
Bacardi Ltd.

Security Description	Principal Amount	Value
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	$1,500,000	$1,599,255
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	484,530
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	250,000	242,265
Becle SAB de CV, 3.75%, 5/13/25 (a)	1,000,000	1,026,080
Bunge Ltd. Finance Corp.
4.35%, 3/15/24, Callable 2/15/24 @ 100	500,000	525,560
3.25%, 8/15/26, Callable 5/15/26 @ 100	502,000	502,853
Constellation Brands, Inc., 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	785,745
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,133,190
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,008,210
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,008,900
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,119,490
Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	250,000	252,458
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	550,355
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	520,220
		14,172,211
Energy (8.0%):
Aker BP ASA
6.00%, 7/1/22, Callable 11/7/19 @ 103 (a)	250,000	257,423
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	500,000	526,495
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	530,055
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,542,165
4.80%, 5/3/29, Callable 2/3/29 @ 100	500,000	532,035
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	2,500,000	2,184,224
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 5/1/23, Callable 4/1/23 @ 100 (a)	250,000	256,335
3.70%, 6/1/28, Callable 3/1/28 @ 100 (a)	250,000	266,180
Continental Resources, Inc., 5.00%, 9/15/22, Callable 11/7/19 @ 100.83	109,000	109,955
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	964,990
Energy Transfer Operating LP, 5.27%(LIBOR03M+302bps), 11/1/66, Callable 11/7/19 @ 100 (b)	500,000	374,150
Eni SpA, 4.25%, 5/9/29, Callable 2/9/29 @ 100 (a)	1,000,000	1,096,020
Enlink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/26 @ 100	500,000	475,835
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	500,000	501,605
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	547,870
MPLX LP
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	781,725
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	275,425
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31	500,000	508,705
Nabors Industries, Inc., 4.63%, 9/15/21	500,000	471,760
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	500,000	543,760
NuStar Logistics LP
4.75%, 2/1/22, Callable 11/1/21 @ 100	500,000	510,810
6.00%, 6/1/26, Callable 3/1/26 @ 100	1,500,000	1,621,980
Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	1,000,000	1,013,740
ONEOK, Inc.
4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	540,420
4.35%, 3/15/29, Callable 12/15/28 @ 100	500,000	535,425
Petrobras Global Finance BV, 5.75%, 2/1/29	1,000,000	1,102,830
Petroleos Mexicanos, 6.50%, 3/13/27	2,000,000	2,080,620
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	1,000,000	977,430
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	2,000,000	1,997,460
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,088,640
Saudi Arabian Oil Co., 4.25%, 4/16/39 (a)	1,000,000	1,079,570

Security Description	Principal Amount	Value
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88	$500,000	$436,290
Targa Resources Partners LP, 6.50%, 7/15/27, Callable 7/15/22 @ 104.88 (a)	100,000	109,073
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (a)	445,000	451,203
Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	500,000	483,595
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100	500,000	337,730
		27,113,528
Financials (16.5%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	542,925
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	250,000	257,105
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	500,000	524,405
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	500,000	514,800
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,064,530
Banco Santander SA, 4.38%, 4/12/28	600,000	655,044
Bank of America Corp., 3.70%(LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,062,760
Bank of Montreal, 3.80%(USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	518,715
Barclays PLC
4.61%(LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,037,620
3.93%(LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	516,285
BB&T Corp., 4.25%, 9/30/24	750,000	806,010
Blackstone Holdings Finance Co. LLC, 2.50%, 1/10/30, Callable 10/10/29 @ 100	2,000,000	1,942,560
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,078,570
BNP Paribas SA, 4.71%(LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	1,000,000	1,080,650
BPCE SA
4.00%, 9/12/23 (a)	500,000	527,520
3.25%, 1/11/28 (a)	1,000,000	1,041,940
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,038,750
CEMEX Finance LLC, 6.00%, 4/1/24, Callable 11/7/19 @ 103 (a)	250,000	256,955
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	500,000	545,830
Citigroup, Inc., 4.13%, 7/25/28	1,000,000	1,072,210
CNO Financial Group, Inc., 5.25%, 5/30/29, Callable 2/28/29 @ 100	1,000,000	1,096,740
Co-operatieve Rabobank UA, 4.00%(USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	600,000	621,168
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31 (a)	500,000	537,525
Credit Agricole SA, 3.25%, 10/4/24 (a)	250,000	257,215
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	524,795
Deutsche Bank AG, 5.00%, 2/14/22	250,000	258,670
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28, Callable 1/17/28 @ 100	500,000	540,700
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	547,100
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,400,000	1,398,432
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	503,350
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,024,510
Glencore Funding LLC
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	513,695
4.88%, 3/12/29, Callable 12/12/28 @ 100 (a)	750,000	809,610
Global Atlantic Fin Co., 4.40%, 10/15/29 (d)(e)	1,714,000	1,707,871
HSBC Holdings PLC
3.80%(LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	520,510
4.29%(LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	536,045
Hyundai Capital America, 3.40%, 6/20/24 (a)	500,000	509,670
ILFC E-Capital Trust I, 3.77%, 12/21/65, Callable 11/7/19 @ 100 (a)	500,000	341,105
KeyBank NA
3.40%, 5/20/26, MTN	500,000	521,055

Security Description	Principal Amount	Value
3.90%, 4/13/29, Callable 3/13/29 @ 100	$1,000,000	$1,082,549
KKR Group Finance Co. VI LLC, 3.75%, 7/1/29, Callable 4/1/29 @ 100 (a)	500,000	526,945
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	528,725
Lloyds Banking Group PLC
2.91%(LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	250,803
3.57%(LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	255,050
Main Street Capital Corp.
4.50%, 12/1/22	500,000	517,465
5.20%, 5/1/24	500,000	535,200
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,050,440
National Australia Bank Ltd., 3.93%(H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a)(b)	1,500,000	1,539,990
Nationwide Building Society
3.62%(LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a)(b)	1,000,000	1,018,019
4.27%(LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	786,945
4.30%(LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	267,573
3.96%(LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	523,805
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	250,000	262,630
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	500,000	525,805
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	1,000,000	1,070,240
Prudential Financial, Inc., 4.35%, 2/25/50, Callable 8/25/49 @ 100	500,000	572,840
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	500,000	540,975
4.27%(LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,046,470
5.08%(LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	559,785
4.44%(LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,071,509
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	259,658
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	255,525
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	803,895
Societe Generale SA, 3.88%, 3/28/24 (a)	1,000,000	1,048,320
Standard Chartered PLC, 4.87%(LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	500,000	533,990
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	1,000,000	1,007,450
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/8/20 @ 100	1,160,000	1,164,361
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	533,340
3.95%, 12/1/27, Callable 9/1/27 @ 100	500,000	511,950
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	554,505
Synovus Financial Corp., 5.90%(USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	528,850
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	262,903
The Goldman Sachs Group, Inc., 2.90%(LIBOR03M+75bps), 2/23/23 (b)	500,000	499,345
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	557,575
Wells Fargo & Co., 3.00%, 10/23/26	1,000,000	1,025,370
		52,935,750
Health Care (2.6%):
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	319,757
Becton Dickinson and Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	500,000	529,315
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	538,640
Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	545,125
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	500,000	540,370
3.25%, 8/15/29, Callable 5/15/29 @ 100	500,000	502,375

Security Description	Principal Amount	Value
DaVita, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 102.5	$500,000	$498,605
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	465,000	462,843
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	537,660
Mercy Health, 4.30%, 7/1/28	250,000	281,810
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	516,650
Orlando Health Obligated Group, 3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	543,590
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	750,000	732,420
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	250,000	261,968
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100 (a)	500,000	585,240
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	463,035
		7,859,403
Industrials (6.5%):
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	183,344	188,457
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	525,585
American Airlines Pass Through Trust
3.70%, 4/1/28	375,960	395,397
3.85%, 8/15/29	500,000	505,305
3.60%, 4/15/31	472,939	481,050
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (a)	500,000	520,575
Arconic, Inc.
5.13%, 10/1/24, Callable 7/1/24 @ 100	250,000	266,153
5.90%, 2/1/27	250,000	280,988
Avolon Holdings Funding Ltd.
5.25%, 5/15/24, Callable 4/15/24 @ 100 (a)	1,000,000	1,072,650
4.38%, 5/1/26, Callable 3/1/26 @ 100 (a)	500,000	518,910
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	500,000	509,510
3.80%, 3/20/33 (a)	716,686	759,193
CK Hutchison International 17 Ltd., 3.50%, 4/5/27 (a)	750,000	786,615
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100	1,500,000	1,485,615
Delta Air Lines, Inc., 4.38%, 4/19/28, Callable 1/19/28 @ 100	1,000,000	1,068,139
FedEx Corp., 3.90%, 2/1/35	250,000	255,058
Flowserve Corp., 4.00%, 11/15/23, Callable 8/15/23 @ 100	250,000	256,673
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	639,190	648,216
3.90%, 7/15/27	115,542	118,194
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	1,006,339
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,038,480
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	532,795
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	796,198	811,477
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	524,724
Penske Truck Leasing Co LP/PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	500,000	528,160
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,079,340
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	286,091
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,033,340
Union Pacific Corp., 4.30%, 3/1/49, Callable 9/1/48 @ 100	500,000	581,095
United Airlines Pass Through Trust, 3.70%, 9/1/31	478,905	496,974
United Rentals North America, Inc., 5.50%, 7/15/25, Callable 7/15/20 @ 102.75	750,000	781,118
Wabtec Corp.
3.45%, 11/15/26, Callable 8/15/26 @ 100	750,000	756,068
4.95%, 9/15/28, Callable 6/15/28 @ 100	560,000	617,462
		20,715,746

Security Description	Principal Amount	Value
Information Technology (1.4%):
Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	$500,000	$554,480
CommScope, Inc., 6.00%, 3/1/26, Callable 3/1/22 @ 103 (a)	500,000	517,580
Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100 (a)	500,000	535,815
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	1,000,000	1,040,090
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	750,000	809,835
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,096,760
		4,554,560
Materials (4.7%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,031,230
Ball Corp., 4.88%, 3/15/26, Callable 12/15/25 @ 100	500,000	543,820
Cemex SAB de CV, 7.75%, 4/16/26, Callable 4/16/21 @ 103.88 (a)	500,000	543,830
Crown Americas LLC/Crown Americas Capital Corp.
4.75%, 2/1/26, Callable 2/1/21 @ 103.56	500,000	524,210
4.25%, 9/30/26, Callable 3/31/26 @ 100	500,000	519,220
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	571,220
Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	1,000,000	1,005,390
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	500,000	525,530
Industrias Penoles SAB de CV, 4.15%, 9/12/29, Callable 6/30/29 @ 100	500,000	502,310
International Paper Co., 3.00%, 2/15/27, Callable 11/15/26 @ 100	750,000	760,230
Kinross Gold Corp., 5.95%, 3/15/24, Callable 12/15/23 @ 100	500,000	557,395
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,500,000	1,535,625
Martin Marietta Materials, Inc., 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	647,600
Nutrien Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	1,000,000	1,100,960
Packaging Corp of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	518,855
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	528,530
Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 11/7/19 @ 102.56 (a)	250,000	256,613
Syngenta Finance NV, 3.93%, 4/23/21 (a)	500,000	509,015
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,040,060
Vale Overseas Ltd., 6.25%, 8/10/26	1,000,000	1,155,820
Vulcan Materials Co., 3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	523,930
		14,901,393
Real Estate (2.0%):
AvalonBay Communities, Inc., 3.20%, 1/15/28, MTN, Callable 10/15/27 @ 100	750,000	783,135
EPR Properties, 4.95%, 4/15/28, Callable 1/15/28 @ 100	500,000	543,955
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	500,000	507,495
Hudson Pacific Properties LP
3.95%, 11/1/27	500,000	523,580
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	551,065
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/1/29, Callable 8/1/24 @ 102.31	1,500,000	1,546,124
Sabra Health Care LP/Sabra Capital Corp., 5.38%, 6/1/23, Callable 10/27/19 @ 101.79	825,000	840,131
STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	500,000	547,465
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	515,140
		6,358,090
Utilities (2.8%):
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	1,024,590
Aqua America, Inc., 4.28%, 5/1/49, Callable 11/1/48 @ 100	500,000	566,490
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100	1,000,000	999,040
Comision Federal de Electricidad, 4.88%, 5/26/21 (a)	750,000	774,615

Security Description	Principal Amount	Value
Dominion Energy, Inc., 3.07%, 8/15/24	$1,000,000	$1,024,750
Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	500,000	561,400
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,137,680
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,062,090
Southern California Edison Co., 4.00%, 4/1/47, Callable 10/1/46 @ 100	500,000	535,950
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	564,965
Vistra Operations Co. LLC
3.55%, 7/15/24, Callable 6/15/24 @ 100 (a)	500,000	506,765
4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	512,400
		9,270,735
Total Corporate Bonds (Cost $167,489,036)		177,729,672

Municipal Bonds (1.2%)
California (0.2%):
San Jose Redevelopment Agency Successor Agency, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	527,660

Connecticut (0.2%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	538,850

Illinois (0.2%):
Illinois Finance Authority, Revenue, 3.55%, 8/15/29	500,000	526,875

Kentucky (0.2%):
Kentucky Economic Development Finance Authority, Revenue, 3.82%, 12/1/27	500,000	538,770

Oklahoma (0.1%):
Oklahoma Development Finance Authority, Revenue, Series C, 5.45%, 8/15/28	500,000	578,380

Pennsylvania (0.1%):
Commonwealth Financing Authority, Revenue, Series A, 3.63%, 6/1/29	500,000	542,920

Texas (0.2%):
Ector County Hospital District Revenue, Build America Bond, 6.80%, 9/15/25, Continuously Callable @100	500,000	510,195
Total Municipal Bonds (Cost $3,499,486)		3,763,650

U.S. Government Agency Mortgages (11.3%)
Federal Home Loan Mortgage Corporation
Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,032,995
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,617,266
Series K085, Class A2, 4.06%, 10/25/28	500,000	571,746
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,050,735
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,058,442
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,029,745
3.00%, 2/1/33	476,448	488,107
4.00%, 8/1/44 - 5/1/46	2,006,040	2,118,342
3.50%, 6/1/46 - 7/1/47	3,310,732	3,444,060
		13,411,438
Federal National Mortgage Association
Series M4, Class A2, 3.14%, 3/25/28	500,000	530,461
Series 2019-M1, Class A2, 3.67%, 9/25/28	750,000	829,203
Series 2019-M12, Class A2, 2.89%, 5/25/29	1,000,000	1,054,049
4.00%, 12/1/41 - 4/1/44	488,106	520,061
3.50%, 9/1/45 - 7/1/47	5,660,088	5,891,007

Security Description	Principal Amount	Value
4.50%, 8/1/47	$54,555	$57,835
		8,882,616
Federal National Mortgage Corporation
Series K059, Class A2, 3.12%, 9/25/26	1,000,000	1,063,874
Series K069, Class A2, 3.19%, 9/25/27	86,000	92,278
Series K071, Class A2, 3.29%, 11/25/27	500,000	539,896
Series K075, Class A2, 3.65%, 2/25/28	500,000	553,597
Series K083, Class A2, 4.05%, 9/25/28	250,000	286,062
Series K087, Class A2, 3.77%, 12/25/28	500,000	561,782
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,382,699
Series 4818, Class VD, 4.00%, 6/15/29 - 7/1/42	3,148,157	3,281,623
Series K094, Class A2, 2.90%, 6/25/29	1,000,000	1,059,519
Series K159, Class A2, 3.95%, 11/25/30	500,000	576,891
3.00%, 3/1/31	270,063	277,695
Series K154, Class A3, 3.46%, 11/25/32	100,000	109,761
3.50%, 5/1/33 - 11/1/47	1,748,822	1,811,843
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,145,180
Series K1511, Class A3, 3.54%, 3/25/34	250,000	280,026
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,064,216
4.50%, 12/1/45	198,120	214,956
		14,301,898
Total U.S. Government Agency Mortgages (Cost $35,496,777)		36,595,952

U.S. Treasury Obligations (25.6%)
U.S. Treasury Bills, 1.79%, 1/2/20 (d)(e)	1,100,000	1,094,884
U.S. Treasury Bonds
4.38%, 2/15/38	750,000	1,040,039
4.38%, 11/15/39	1,000,000	1,402,656
3.13%, 11/15/41	1,000,000	1,191,719
2.75%, 8/15/47	500,000	565,859
2.75%, 11/15/47 (d)	500,000	566,328
3.00%, 2/15/48	3,500,000	4,155,155
3.38%, 11/15/48 (d)	2,012,000	2,563,728
2.88%, 5/15/49	3,000,000	3,498,750
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	500,000	539,086
U.S. Treasury Notes
2.75%, 11/30/20	250,000	252,686
2.25%, 2/15/21	195,000	196,287
2.38%, 3/15/21	2,000,000	2,017,891
2.38%, 4/15/21 (d)	3,850,000	3,886,845
1.63%, 6/30/21	1,000,000	998,906
1.75%, 7/31/21 (d)	1,000,000	1,001,484
2.75%, 8/15/21	1,700,000	1,733,469
2.88%, 11/15/21	3,630,000	3,722,452
2.50%, 1/15/22	712,000	725,795
1.50%, 1/31/22	1,000,000	997,344
1.88%, 1/31/22	1,000,000	1,005,625
2.50%, 2/15/22	2,000,000	2,040,469
1.88%, 2/28/22	1,700,000	1,710,094
2.25%, 4/15/22	2,000,000	2,031,406
1.50%, 8/15/22	1,000,000	997,734
2.00%, 10/31/22	400,000	404,969
2.00%, 4/30/24	24,550,000	25,019,901
2.75%, 2/28/25	850,000	901,199
3.00%, 9/30/25	300,000	323,813
1.50%, 8/15/26	2,000,000	1,984,063
2.00%, 11/15/26	2,700,000	2,769,188
2.25%, 8/15/27	1,000,000	1,045,469

Security Description	Shares or Principal Amount	Value
2.25%, 11/15/27	$1,700,000	$1,778,625
2.75%, 2/15/28	2,000,000	2,171,563
2.88%, 8/15/28	630,000	692,705
3.13%, 11/15/28	1,000,000	1,122,813
2.63%, 2/15/29	1,000,000	1,082,500
3.50%, 2/15/39	2,770,000	3,469,858
Total U.S. Treasury Obligations (Cost $77,972,480)		82,703,357

Commercial Papers (2.1%)
Enbridge US, Inc., 2.35%, 10/7/19(f)	3,100,000	3,098,583
Energy Transfer Part LP, 2.69%, 10/1/19(f)	2,600,000	2,599,806
Jabil, Inc., 2.55%, 10/2/19(f)	305,000	304,957
Nissan Motor Acceptance Corp., 2.27%, 10/4/19(f)	850,000	849,786
Total Commercial Papers (Cost $6,853,621)		6,853,132
Total Investments (Cost $305,502,395) — 99.8%		322,146,373
Other assets in excess of liabilities — 0.2%		628,555
NET ASSETS - 100.00%		$322,774,928

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $58,356,875 and amounted to 18.1% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2019.
(c)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2019.

(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(e)	Security purchased on a when-issued basis.
(f)	Rate represents the effective yield at September 30, 2019.

bps—Basis points

GO—General Obligation

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2019, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

USSW5—USD 5 Year Swap Rate

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum Blend Index ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (5.8%):
Altice USA, Inc., Class A(a)	93,369	$2,677,823
AT&T, Inc.	103,858	3,929,987
CenturyLink, Inc.	172,782	2,156,319
Comcast Corp., Class A	78,562	3,541,574
Discovery Communications, Inc., Class A(a)	72,766	1,937,759
Live Nation Entertainment, Inc.(a)	40,902	2,713,439
Sprint Corp.(a)	280,861	1,732,913
The Walt Disney Co.	26,571	3,462,733
T-Mobile US, Inc.(a)	19,529	1,538,299
Verizon Communications, Inc.	32,381	1,954,517
Viacom, Inc., Class B	75,278	1,808,930
		27,454,293
Consumer Discretionary (9.3%):
AutoZone, Inc.(a)	3,007	3,261,453
Best Buy Co., Inc.	31,280	2,158,007
BorgWarner, Inc.	37,927	1,391,162
Chipotle Mexican Grill, Inc.(a)	1,093	918,634
D.R. Horton, Inc.	35,040	1,846,958
Ford Motor Co.	306,057	2,803,482
Garmin Ltd.	19,063	1,614,445
General Motors Co., Class C	71,345	2,674,011
Kohl’s Corp.	35,019	1,739,044
Lear Corp.	21,813	2,571,753
Lennar Corp., Class A	54,269	3,030,924
Macy’s, Inc.	90,632	1,408,421
Norwegian Cruise Line Holdings Ltd.(a)	45,374	2,349,012
NVR, Inc.(a)	418	1,553,852
PulteGroup, Inc.	87,104	3,183,652
Ralph Lauren Corp.	9,725	928,446
Roku, Inc.(a)	9,007	916,552
Royal Caribbean Cruises Ltd.	21,968	2,379,793
Starbucks Corp.	40,902	3,616,555
Target Corp.	14,186	1,516,625
The Gap, Inc.	42,417	736,359
Tractor Supply Co.	11,464	1,036,804
Whirlpool Corp.	9,403	1,489,059
		45,125,003
Consumer Staples (5.1%):
Church & Dwight Co., Inc.	22,940	1,726,006
Coty, Inc., Class A(b)	88,173	926,698
General Mills, Inc.	30,633	1,688,491
Molson Coors Brewing Co., Class B	48,098	2,765,635
Mondelez International, Inc., Class A	35,127	1,943,226
Spectrum Brands Holdings, Inc.	1,639	86,424
The Hershey Co.	12,564	1,947,294
The J.M. Smucker Co.	11,599	1,276,122
The Kroger Co.	88,495	2,281,401
The Procter & Gamble Co.	39,024	4,853,805
Tyson Foods, Inc., Class A	34,730	2,991,642
Walgreens Boots Alliance, Inc.	27,373	1,514,001
		24,000,745
Energy (5.5%):
Baker Hughes, Inc.	49,890	1,157,448
Chevron Corp.	32,008	3,796,150
Cimarex Energy Co.	16,145	773,991
ConocoPhillips	21,332	1,215,497
Devon Energy Corp.	75,172	1,808,638

Security Description	Shares	Value
Diamondback Energy, Inc.	10,611	$954,035
HollyFrontier Corp.	45,235	2,426,405
Kinder Morgan, Inc.	157,533	3,246,755
Marathon Oil Corp.	136,238	1,671,640
Parsley Energy, Inc., Class A	100,771	1,692,953
Phillips 66	36,717	3,759,821
Plains GP Holdings LP, Class A	54,356	1,153,978
Valero Energy Corp.	32,451	2,766,123
		26,423,434
Financials (16.3%):
Alleghany Corp.(a)	2,927	2,335,044
Ally Financial, Inc.	96,506	3,200,139
American International Group, Inc.	59,591	3,319,219
Arch Capital Group Ltd.(a)	110,818	4,652,140
Athene Holding Ltd., Class A(a)	76,601	3,221,838
AXA Equitable Holdings, Inc.	149,742	3,318,282
Bank of America Corp.	46,372	1,352,671
Brighthouse Financial, Inc.(a)	86,084	3,483,819
Capital One Financial Corp.	32,014	2,912,634
Chubb Ltd.	16,125	2,603,220
Cincinnati Financial Corp.	37,019	4,319,007
CIT Group, Inc.	64,100	2,904,371
Citigroup, Inc.	45,070	3,113,435
Citizens Financial Group, Inc.	76,988	2,723,066
Erie Indemnity Co., Class A	18,472	3,429,327
Jefferies Financial Group, Inc.	65,572	1,206,525
Lincoln National Corp.	42,650	2,572,648
MetLife, Inc.	58,458	2,756,879
Morgan Stanley	30,720	1,310,822
MSCI, Inc.	7,142	1,555,171
Prudential Financial, Inc.	33,748	3,035,633
RenaissanceRe Holdings Ltd., ADR	21,500	4,159,175
Synchrony Financial	67,614	2,304,961
Unum Group	85,157	2,530,866
Voya Financial, Inc.	46,254	2,518,068
W.R. Berkley Corp.	69,590	5,026,485
Willis Towers Watson PLC	10,161	1,960,768
		77,826,213
Health Care (12.2%):
Abbott Laboratories	43,143	3,609,775
Allergan PLC	14,523	2,444,076
Anthem, Inc.	5,060	1,214,906
Cardinal Health, Inc.	26,130	1,233,075
Celgene Corp.(a)	20,632	2,048,758
Cerner Corp.	18,908	1,288,958
CVS Health Corp.	20,404	1,286,880
Danaher Corp.	27,596	3,985,689
Dentsply Sirona, Inc.	50,215	2,676,962
Eli Lilly & Co.	14,254	1,594,025
Gilead Sciences, Inc.	20,788	1,317,543
IQVIA Holdings, Inc.(a)	20,802	3,107,403
Jazz Pharmaceuticals PLC(a)	8,541	1,094,444
Laboratory Corp. of America Holdings(a)	9,690	1,627,920
McKesson Corp.	16,608	2,269,649
Medtronic PLC	18,566	2,016,639
Merck & Co., Inc.	43,610	3,671,089
Mettler-Toledo International, Inc.(a)	2,094	1,475,014
Mylan NV(a)	99,698	1,972,026
STERIS PLC	25,601	3,699,089
Stryker Corp.	8,222	1,778,419

Security Description	Shares	Value
The Cooper Co., Inc.	4,737	$1,406,889
Thermo Fisher Scientific, Inc.	12,731	3,708,158
Universal Health Services, Inc., Class B	21,612	3,214,785
Veeva Systems, Inc., Class A(a)	13,068	1,995,353
Zimmer Biomet Holdings, Inc.	10,000	1,372,700
Zoetis, Inc.	13,783	1,717,224
		58,827,448
Industrials (14.8%):
AMERCO, Inc.	8,602	3,355,123
American Airlines Group, Inc.	68,871	1,857,451
AMETEK, Inc.	20,933	1,922,068
CoStar Group, Inc.(a)(b)	2,319	1,375,631
CSX Corp.	17,219	1,192,760
Cummins, Inc.	19,049	3,098,701
Delta Air Lines, Inc.	48,105	2,770,848
Eaton Corp. PLC, ADR	21,782	1,811,173
HEICO Corp.	9,942	1,241,557
IHS Markit Ltd.(a)	31,323	2,094,882
Ingersoll-Rand PLC	29,187	3,596,131
Jacobs Engineering Group, Inc.	35,311	3,230,957
Johnson Controls International PLC	35,236	1,546,508
Kansas City Southern	13,750	1,828,888
Knight-Swift Transportation Holdings, Inc.	68,132	2,473,192
L3Harris Technologies, Inc.	7,544	1,573,980
ManpowerGroup, Inc.	28,472	2,398,481
Norfolk Southern Corp.	17,086	3,069,671
Owens Corning, Inc.	47,611	3,009,015
PACCAR, Inc.	44,274	3,099,623
Republic Services, Inc., Class A	56,428	4,883,843
Roper Technologies, Inc.	5,507	1,963,796
Southwest Airlines Co.	52,225	2,820,672
Spirit Aerosystems Holdings, Inc., Class A	16,120	1,325,709
Union Pacific Corp.	9,496	1,538,162
United Airlines Holdings, Inc.(a)	27,526	2,433,574
United Rentals, Inc.(a)	15,593	1,943,512
Verisk Analytics, Inc., Class A	13,966	2,208,583
Waste Management, Inc.	41,535	4,776,525
		70,441,016
Information Technology (12.6%):
Analog Devices, Inc.	14,343	1,602,543
Arrow Electronics, Inc.(a)	22,006	1,641,207
Broadcom, Inc.	8,205	2,265,154
Cadence Design Systems, Inc.(a)	42,155	2,785,602
CDW Corp.	13,412	1,652,895
Cisco Systems, Inc.	67,310	3,325,788
Dell Technologies, Inc., Class C(a)	44,705	2,318,401
DXC Technology Co.	56,150	1,656,425
EPAM Systems, Inc.(a)	7,401	1,349,350
Fidelity National Information Services, Inc.	16,444	2,183,105
Flextronics International Ltd.(a)	84,351	882,733
Global Payments, Inc.	21,028	3,343,452
Hewlett Packard Enterprises Co.	188,142	2,854,115
Intel Corp.	30,067	1,549,353
Juniper Networks, Inc.	60,771	1,504,082
Keysight Technologies, Inc.(a)	32,137	3,125,324
Lam Research Corp.	5,347	1,235,745
Leidos Holdings, Inc.	18,777	1,612,569
Mastercard, Inc., Class A	7,381	2,004,458
Microchip Technology, Inc.	15,023	1,395,787
Micron Technology, Inc.(a)	40,504	1,735,596

Security Description	Shares	Value
Motorola Solutions, Inc.	9,586	$1,633,550
Okta, Inc.(a)	9,819	966,779
ON Semiconductor Corp.(a)	102,763	1,974,077
Paycom Software, Inc.(a)	4,233	886,771
Qorvo, Inc.(a)	29,536	2,189,799
QUALCOMM, Inc.	11,652	888,815
Seagate Technology PLC	21,398	1,150,998
Synopsys, Inc.(a)	13,242	1,817,465
Twilio, Inc., Class A(a)	10,153	1,116,424
VMware, Inc., Class A	5,671	850,990
Western Digital Corp.	35,258	2,102,787
Xerox Holdings Corp.	75,098	2,246,181
Xilinx, Inc.	12,235	1,173,337
		61,021,657
Materials (4.0%):
Air Products & Chemicals, Inc.	19,638	4,356,886
Ball Corp.	49,661	3,615,818
Crown Holdings, Inc.(a)	24,847	1,641,393
Dow, Inc.	31,462	1,499,164
Nucor Corp.	22,030	1,121,547
Steel Dynamics, Inc.	74,916	2,232,497
The Mosaic Co.	99,269	2,035,015
WestRock Co.	72,714	2,650,425
		19,152,745
Real Estate (6.8%):
American Tower Corp.	18,764	4,149,284
CBRE Group, Inc., Class A(a)	59,571	3,157,858
Equinix, Inc.	3,199	1,845,183
Equity LifeStyle Properties, Inc.	35,342	4,721,692
Host Hotels & Resorts, Inc.	195,132	3,373,833
Jones Lang LaSalle, Inc.	19,113	2,657,854
Kimco Realty Corp.	73,446	1,533,552
National Retail Properties, Inc.	32,638	1,840,783
Public Storage	7,727	1,895,201
Realty Income Corp.	26,216	2,010,243
SBA Communications Corp.	6,176	1,489,342
Welltower, Inc.	42,713	3,871,934
		32,546,759
Utilities (7.1%):
AES Corp.	211,814	3,461,041
Ameren Corp.	29,647	2,373,242
American Electric Power Co., Inc.	27,741	2,599,054
CenterPoint Energy, Inc.	79,644	2,403,656
Edison International	21,324	1,608,256
Entergy Corp.	21,094	2,475,592
Exelon Corp.	95,302	4,604,040
OGE Energy Corp.	106,221	4,820,309
Pinnacle West Capital Corp.	23,729	2,303,374
The Southern Co.	42,052	2,597,552
Vistra Energy Corp.	177,343	4,740,378
		33,986,494
Total Common Stocks (Cost $457,035,561)		476,805,807
Total Investments (Cost $457,035,561) — 99.5%		476,805,807
Other assets in excess of liabilities — 0.5%		2,370,644
NET ASSETS - 100.00%		$479,176,451

(a)	Non-income producing security.
(b)	All or a portion of this security has been designated as collateral for derivative instruments.

ADR—American Depositary Receipt

LP—Limited Partnership

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	12	12/20/19	$1,801,768	$1,787,100	$(14,668)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(14,668)
	Total net unrealized appreciation(depreciation)				$(14,668)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Small Cap Value Momentum Blend Index ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (3.8%):
Bandwidth, Inc., Class A(a)	2,666	$173,583
Cable One, Inc.	334	419,070
Entercom Communications Corp., Class A	38,919	129,989
Entravision Communications Corp., Class A	60,662	192,905
Frontier Communications Corp.(a)	94,196	81,668
Gannett Co., Inc.	21,655	232,575
GCI Liberty, Inc., Class A(a)	2,324	144,251
Glu Mobile, Inc.(a)	9,087	45,344
Gray Television, Inc.(a)	11,249	183,584
Iridium Communications, Inc.(a)	8,257	175,709
Nexstar Broadcasting Group, Inc., Class A	2,417	247,283
Sinclair Broadcast Group, Inc., Class A	4,093	174,935
TEGNA, Inc.	15,856	246,244
Telephone & Data Systems, Inc.	10,163	262,205
The E.W. Scripps Co., Class A	15,579	206,889
The Marcus Corp.	4,527	167,544
The New York Times Co.	8,661	246,665
United States Cellular Corp.(a)	6,360	239,009
World Wrestling Entertainment, Inc., Class A	1,487	105,800
Zynga, Inc., Class A(a)	51,602	300,324
		3,975,576
Consumer Discretionary (10.5%):
1-800-Flowers.com, Inc., Class A(a)	6,361	94,111
Aaron’s, Inc.	4,077	261,988
Abercrombie & Fitch Co.	6,824	106,454
American Axle & Manufacturing Holdings, Inc.(a)	20,976	172,422
America’s Car-Mart, Inc.(a)	2,309	211,735
Beazer Homes USA, Inc.(a)	17,028	253,717
Bed Bath & Beyond, Inc.	18,768	199,692
Boot Barn Holdings, Inc.(a)	2,338	81,596
Bright Horizons Family Solutions, Inc.(a)	1,382	210,755
Carvana Co.(a)	1,855	122,430
Century Communities, Inc.(a)	8,908	272,852
Core-Mark Holding Co., Inc.	5,203	167,094
Crocs, Inc.(a)	4,399	122,116
Dana, Inc.	7,722	111,506
Deckers Outdoor Corp.(a)	1,604	236,366
Dick’s Sporting Goods, Inc.	6,511	265,714
Dillard’s, Inc., Class A	2,962	195,818
Etsy, Inc.(a)	1,214	68,591
Express, Inc.(a)	57,384	197,401
Five Below, Inc.(a)	808	101,889
Foot Locker, Inc.	1,660	71,646
Fossil Group, Inc.(a)	9,551	119,483
Fox Factory Holding Corp.(a)	1,517	94,418
GameStop Corp., Class A	34,751	191,826
Genesco, Inc.(a)	4,543	181,811
Gentex Corp.	6,235	171,681
Graham Holdings Co., Class B	686	455,126
Group 1 Automotive, Inc.	2,943	271,667
Haverty Furniture Cos., Inc.	8,497	172,234
Helen of Troy Ltd.(a)	1,042	164,282
Hibbett Sports, Inc.(a)	9,615	220,184
International Speedway Corp., Class A	3,496	157,355
K12, Inc.(a)	6,837	180,497
KB Home	9,921	337,314
Lindblad Expeditions Holdings, Inc.(a)	9,128	152,985
Lithia Motors, Inc.	2,044	270,585
M/I Homes, Inc.(a)	9,423	354,776

Security Description	Shares	Value
MDC Holdings, Inc.	8,884	$382,900
Meritage Homes Corp.(a)	4,831	339,861
Office Depot, Inc.	91,649	160,844
Party City Holdco, Inc.(a)	12,336	70,439
Planet Fitness, Inc., Class A(a)	1,654	95,717
Rent-A-Center, Inc.	6,682	172,329
Seaworld Entertainment, Inc.(a)	6,827	179,687
Servicemaster Global Holdings, Inc.(a)	2,824	157,862
Shoe Carnival, Inc.	2,526	81,868
Signet Jewelers Ltd.	9,879	165,572
Skechers USA, Inc., Class A(a)	2,597	96,998
Sonic Automotive, Inc., Class A	3,428	107,673
Strategic Education, Inc.	659	89,545
Taylor Morrison Home Corp., Class A(a)	6,704	173,902
Tempur Sealy International, Inc.(a)	1,247	96,268
The Buckle, Inc.	5,411	111,467
The Cato Corp., Class A	14,605	257,194
TopBuild Corp.(a)	2,855	275,308
Twin River Worldwide Holdings, Inc.	3,288	75,065
Vera Bradley, Inc.(a)	14,603	147,490
William Lyon Homes, Class A(a)	12,750	259,590
Wingstop, Inc.	1,221	106,569
Zumiez, Inc.(a)	7,704	244,024
		10,870,289
Consumer Staples (3.0%):
Casey’s General Stores, Inc.	946	152,457
Coca-Cola Consolidated, Inc.	632	192,046
Darling Ingredients, Inc.(a)	7,696	147,224
elf Beauty, Inc.(a)	7,233	126,650
Freshpet, Inc.(a)	2,365	117,706
Ingles Markets, Inc., Class A	7,174	278,781
Pilgrim’s Pride Corp.(a)	8,740	280,073
Post Holdings, Inc.(a)	1,663	176,012
Sanderson Farms, Inc.	978	148,001
SpartanNash Co.	12,755	150,892
The Simply Good Foods Co.(a)	10,262	297,496
Tootsie Roll Industries, Inc.	5,792	215,115
TreeHouse Foods, Inc.(a)	3,774	209,268
Turning Point Brands, Inc.	2,514	57,973
United Natural Foods, Inc.(a)	20,548	236,713
Universal Corp.	4,562	250,043
Weis Markets, Inc.	3,704	141,271
		3,177,721
Energy (2.7%):
Arch Coal, Inc., Class A	1,927	142,983
Bonanza Creek Energy, Inc.(a)	4,392	98,337
Clean Energy Fuels Corp.(a)	27,572	56,936
CONSOL Energy, Inc.(a)	2,816	44,014
CVR Energy, Inc.	3,785	166,654
Denbury Resources, Inc.(a)	82,812	98,546
Dril-Quip, Inc.(a)	2,220	111,399
EQT Corp.	5,581	59,382
Gulfport Energy Corp.(a)	36,643	99,303
Helix Energy Solutions Group, Inc.(a)	10,777	86,863
Highpoint Resources Corp.(a)	76,029	120,886
International Seaways, Inc.(a)	8,991	173,167
Matrix Service Co.(a)	4,113	70,497
Northern Oil And Gas, Inc.(a)	51,632	101,199
Par Pacific Holdings, Inc.(a)	6,402	146,350
Peabody Energy Corp.	3,001	44,175

Security Description	Shares	Value
Penn Virginia Corp.(a)	2,173	$63,169
Propetro Holding Corp.(a)	10,317	93,781
Renewable Energy Group, Inc.(a)	6,542	98,163
REX American Resources Corp.(a)	1,805	137,776
SandRidge Energy, Inc.(a)	26,025	122,318
Southwestern Energy Co.(a)	65,674	126,751
Texas Pacific Land Trust	274	177,981
Unit Corp.(a)	24,165	81,678
Valaris PLC	16,840	81,000
Whiting Petroleum Corp.(a)	2,812	22,580
World Fuel Services Corp.(b)	6,352	253,698
		2,879,586
Financials (18.3%):
AG Mortgage Investment Trust, Inc.	13,982	211,827
AMBAC Financial Group, Inc.(a)	13,852	270,807
American Equity Investment Life Holding Co.	8,887	215,065
American National Insurance Co.	4,055	501,724
Apollo Commercial Real Estate Finance, Inc.	30,377	582,327
Arbor Realty Trust, Inc.	33,963	445,255
Ares Commercial Real Estate Corp.	30,823	469,434
Ares Management Corp., Class A	5,232	140,270
Argo Group International Holdings Ltd.	3,031	212,897
Arlington Asset Investment Corp., Class A	23,566	129,377
Assured Guaranty Ltd.	8,885	395,027
Axis Capital Holdings Ltd., Class A	3,138	209,367
Blackstone Mortgage Trust, Inc., Class A	17,626	631,892
Brown & Brown, Inc.	6,720	242,323
Cannae Holdings, Inc.(a)	11,763	323,130
Capstead Mortgage Corp.	55,399	407,183
Chimera Investment Corp.	24,457	478,379
Cohen & Steers, Inc.	7,527	413,459
Cowen, Inc., Class A(a)	13,102	201,640
Dime Community Bancshares, Inc.	7,476	160,061
eHealth, Inc.(a)	1,681	112,274
Encore Capital Group, Inc.(a)	5,709	190,252
Essent Group Ltd.	5,894	280,967
Exantas Capital Corp.	27,496	312,630
EZCORP, Inc., Class A(a)	27,020	174,414
Federated Investors, Inc., Class B	4,645	150,544
FGL Holdings	19,210	153,296
First American Financial Corp.	3,828	225,890
First Bancorp, Inc.	23,799	237,514
Genworth Financial, Inc., A(a)	48,822	214,817
Granite Point Mortgage Trust, Inc.	15,760	295,342
Greenlight Capital Re Ltd.(a)	15,588	163,674
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,980	174,317
Heritage Insurance Holdings, Inc.	12,347	184,588
Hilltop Holdings, Inc.	6,767	161,664
Invesco Mortgage Capital, Inc.	29,291	448,445
Kemper Corp.	1,590	123,941
Kinsale Capital Group, Inc.	1,516	156,618
KKR Real Estate Finance Trust, Inc.	7,554	147,530
Ladder Capital Corp.	12,902	222,818
Legg Mason, Inc.	8,523	325,493
Meta Financial Group, Inc.	3,566	116,287
MFA Financial, Inc.	37,373	275,065
MGIC Investment Corp.	20,451	257,274
Mr Cooper Group, Inc.(a)	12,553	133,313
National Western Life Group, Inc., Class A	1,380	370,351
Navient Corp.	17,034	218,035
Nelnet, Inc., Class A	4,149	263,877

Security Description	Shares	Value
New Residential Investment Corp.	13,498	$211,649
New York Community Bancorp, Inc.	30,569	383,642
New York Mortgage Trust, Inc.	73,692	448,784
NMI Holdings, Inc., Class A(a)	7,400	194,324
OFG Bancorp	10,905	238,819
Old Republic International Corp.	18,906	445,614
Onemain Holdings, Inc.	5,434	199,319
Opus Bank	9,771	212,715
Oritani Financial Corp.	14,612	258,559
Pennymac Financial Services(a)	10,606	322,210
Pennymac Mortgage Investment Trust	19,902	442,421
Popular, Inc.	5,507	297,818
Radian Group, Inc.	11,536	263,482
Redwood Trust, Inc.	28,763	472,001
Selective Insurance Group, Inc.	2,287	171,960
Starwood Property Trust, Inc.	13,022	315,393
Sterling Bancorp	6,854	137,491
Stifel Financial Corp.	4,476	256,833
Third Point Reinsurance Ltd.(a)	33,089	330,559
TPG RE Finance Trust, Inc.	15,130	300,179
Washington Federal, Inc.	5,298	195,973
Western Asset Mortgage Capital Corp.	40,392	389,783
White Mountains Insurance Group Ltd.	289	312,120
		19,534,322
Health Care (16.0%):
Acadia Healthcare Co., Inc.(a)	6,798	211,282
Addus HomeCare Corp.(a)	2,983	236,492
Amedisys, Inc.(a)	1,899	248,788
Amphastar Pharmaceuticals, Inc.(a)	9,490	188,187
AngioDynamics, Inc.(a)	15,882	292,546
ANI Pharmaceuticals, Inc.(a)	2,968	216,308
Anika Therapeutics, Inc.(a)	1,586	87,056
Apellis Pharmaceuticals, Inc.(a)	2,670	64,320
Arena Pharmaceuticals, Inc.(a)	2,715	124,266
ArQule, Inc.(a)	13,451	96,444
Arrowhead Pharmaceuticals, Inc.(a)	4,338	122,245
Assertio Therapeutics, Inc.(a)	60,248	77,117
AtriCure, Inc.(a)	7,731	192,811
Atrion Corp.	420	327,251
Axsome Therapeutics, Inc.(a)	4,344	87,923
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,215	50,690
Bio-Rad Laboratories, Inc., Class A(a)	1,037	345,051
Biospecifics Technologies Corp.(a)	2,046	109,502
Bio-Techne Corp.	1,848	361,598
BioTelemetry, Inc.(a)	1,861	75,799
Bruker Corp.	6,617	290,685
Cardiovascular Systems, Inc.(a)	5,376	255,468
CareDx, Inc.(a)	3,595	81,283
Catalent, Inc.(a)	2,150	102,469
Catalyst Pharmaceuticals, Inc.(a)	25,296	134,322
Charles River Laboratories International, Inc.(a)	2,280	301,804
Chemed Corp.	1,068	445,965
Codexis, Inc.(a)	11,518	157,969
Computer Programs & Systems	3,938	89,038
CONMED Corp.	3,895	374,504
CorVel Corp.(a)	4,061	307,418
CryoLife, Inc.(a)	8,012	217,526
Denali Therapeutics, Inc.(a)	3,745	57,373
Eidos Therapeutics, Inc.(a)	1,846	66,401
Enanta Pharmaceuticals, Inc.(a)	988	59,359
Encompass Health Corp.	3,496	221,227

Security Description	Shares	Value
Endo International PLC(a)	34,059	$109,329
Evolus, Inc.(a)	4,212	65,791
Exelixis, Inc.(a)	3,844	67,981
Fate Therapeutics, Inc.(a)	2,739	42,537
Fluidigm Corp.(a)	5,196	24,057
Genomic Health, Inc.(a)	3,351	227,264
Glaukos Corp.(a)	2,190	136,897
Haemonetics Corp.(a)	971	122,482
HealthEquity, Inc.(a)	1,412	80,689
Hill-Rom Holdings, Inc.	3,375	355,151
HMS Holdings Corp.(a)	6,305	217,302
Horizon Therapeutics PLC(a)	5,505	149,901
Inovalon Holdings, Inc., Class A(a)	12,251	200,794
Insulet Corp.(a)	677	111,658
Integer Holdings Corp.(a)	2,808	212,172
Integra LifeSciences Holdings Corp.(a)	2,311	138,822
Invitae Corp.(a)	5,705	109,935
Iovance Biotherapeutics, Inc.(a)	2,735	49,777
Lantheus Holdings, Inc.(a)	5,270	132,093
LeMaitre Vascular, Inc.	2,854	97,550
LHC Group, Inc.(a)	2,036	231,208
Magellan Health, Inc.(a)	3,060	190,026
Mallinckrodt PLC(a)	19,854	47,848
Masimo Corp.(a)	2,051	305,168
Medidata Solutions, Inc.(a)	2,713	248,239
Medpace Holdings, Inc.(a)	2,305	193,712
Merit Medical Systems, Inc.(a)	2,369	72,160
Mirati Therapeutics, Inc.(a)	1,276	99,413
Molina Healthcare, Inc.(a)	1,381	151,523
Myriad Genetics, Inc.(a)	3,265	93,477
NanoString Technologies, Inc.(a)	5,380	116,154
Natera, Inc.(a)	2,338	76,686
National Healthcare Corp.	5,880	481,277
NeoGenomics, Inc.(a)	8,410	160,799
Nextgen Healthcare, Inc.(a)	6,346	99,442
Novocure Ltd.(a)	1,863	139,315
NuVasive, Inc.(a)	1,830	115,985
Omnicell, Inc.(a)	3,137	226,711
Orthofix Medical, Inc.(a)	2,570	136,261
Orthopediatrics Corp.(a)	1,884	66,430
Pacific Biosciences of California, Inc.(a)	7,175	37,023
Pacira Pharmaceuticals, Inc.(a)	1,929	73,437
PDL BioPharma, Inc.(a)	66,931	144,571
Penumbra, Inc.(a)	676	90,915
PRA Health Sciences, Inc.(a)	1,620	160,753
Premier, Inc., Class A(a)	4,102	118,630
Prestige Consumer Healthcare, Inc.(a)	8,359	289,974
Quanterix Corp.(a)	2,760	60,610
Quidel Corp.(a)	3,088	189,449
R1 Rcm, Inc.(a)	12,467	111,330
Ra Pharmaceuticals, Inc.(a)	5,750	135,988
RadNet, Inc.(a)	6,969	100,075
Reata Pharmaceuticals, Inc., Class A(a)	842	67,604
Repligen Corp.(a)	2,622	201,080
Spark Therapeutics, Inc.(a)	964	93,489
STAAR Surgical Co.(a)	3,104	80,021
Surgery Partners, Inc.(a)	6,364	46,998
Syneos Health, Inc.(a)	3,750	199,538
Tabula Rasa Healthcare, Inc.(a)	1,164	63,950
Tandem Diabetes Care, Inc.(a)	1,592	93,896
Teladoc Health, Inc.(a)	1,312	88,849
Tenet Healthcare Corp.(a)	3,687	81,556

Security Description	Shares	Value
The Ensign Group, Inc.	4,241	$201,151
Triple-S Management Corp.(a)	6,675	89,445
uniQure NV	2,548	100,289
United Therapeutics Corp.(a)	1,517	120,981
US Physical Therapy, Inc.	2,741	357,838
Veracyte, Inc.(a)	6,162	147,888
Vericel Corp.(a)	3,708	56,139
Vocera Communications, Inc.(a)	3,414	84,155
West Pharmaceutical Services, Inc.	2,500	354,550
Wright Medical Group NV(a)	10,213	210,694
ZIOPHARM Oncology, Inc.(a)	10,913	46,708
		16,882,077
Industrials (14.0%):
ABM Industries, Inc.	7,251	263,356
ACCO Brands Corp.	25,878	255,416
ADT, Inc.	19,269	120,817
AECOM(a)	8,717	327,411
AGCO Corp.	4,967	376,003
Air Lease Corp.	7,941	332,092
Aircastle Ltd.	16,095	361,010
ArcBest Corp.	5,722	174,235
Arcosa, Inc.	3,595	122,985
Armstrong Flooring, Inc.(a)	10,099	64,533
Armstrong World Industries, Inc.	3,150	304,605
Atkore International Group, Inc.(a)	4,864	147,622
Atlas Air Worldwide Holdings, Inc.(a)	6,150	155,165
Avis Budget Group, Inc.(a)	3,126	88,341
Barrett Business Services, Inc.	2,703	240,080
Beacon Roofing Supply, Inc.(a)	3,186	106,827
BMC Stock Holdings, Inc.(a)	10,623	278,110
Brady Corp., Class A	7,628	404,666
CAI International, Inc.(a)	6,997	152,325
Carlisle Cos., Inc.	2,815	409,695
Casella Waste Systems, Inc.(a)	2,827	121,391
CBIZ, Inc.(a)	7,677	180,410
Clean Harbors, Inc.(a)	4,184	323,005
Covenant Transport Group, Inc., Class A(a)	13,099	215,348
CSW Industrials, Inc.	5,608	387,119
DMC Global, Inc.	2,591	113,952
EMCOR Group, Inc.	2,027	174,565
Encore Wire Corp.	4,697	264,347
Enphase Energy, Inc.(a)	1,619	35,990
ESCO Technologies, Inc.	4,506	358,497
Exponent, Inc.	2,300	160,770
Federal Signal Corp.	10,142	332,049
FTI Consulting, Inc.(a)	3,035	321,679
GATX Corp.	2,030	157,386
Genco Shipping & Trading Ltd.(a)	14,273	131,312
Generac Holdings, Inc.(a)	2,043	160,049
Genesee & Wyoming, Inc.(a)	3,424	378,385
GMS, Inc.(a)	4,747	136,334
Great Lakes Dredge & Dock Corp.(a)	16,251	169,823
Griffon Corp.	7,649	160,400
Hawaiian Holdings, Inc.	7,861	206,430
Heidrick & Struggles International, Inc.	6,060	165,438
Herc Holdings, Inc.(a)	2,966	137,949
Herman Miller, Inc.	2,952	136,058
Hertz Global Holdings, Inc.(a)	4,576	63,332
Huron Consulting Group, Inc.(a)	2,170	133,108
ICF International, Inc.	1,699	143,515
KAR Auction Services, Inc.	7,240	177,742

Security Description	Shares	Value
KBR, Inc.	4,438	$108,909
Kelly Services, Inc., Class A	11,114	269,181
Kratos Defense & Security Solutions, Inc.(a)	4,409	81,985
Marten Transport Ltd.	7,656	159,092
Matson, Inc.	3,010	112,905
McGrath RentCorp	2,173	151,219
Mercury Systems, Inc.(a)	2,682	217,699
Meritor, Inc.(a)	11,791	218,134
Oshkosh Corp.	1,658	125,676
Quanta Services, Inc.	9,517	359,742
Regal Beloit Corp.	2,196	159,979
REV Group, Inc.	9,961	113,854
Ryder System, Inc.	5,365	277,746
SkyWest, Inc.	4,502	258,414
Spirit Airlines, Inc.(a)	2,362	85,741
Steelcase, Inc., Class A	7,393	136,031
Sunrun, Inc.(a)	5,123	85,580
Teledyne Technologies, Inc.(a)	564	181,602
Tetra Tech, Inc.	2,015	174,821
Titan Machinery, Inc.(a)	9,003	129,103
Triton International Ltd.	5,121	173,295
Tutor Perini Corp.(a)	15,382	220,424
UniFirst Corp.	785	153,169
Universal Forest Products, Inc.	3,951	157,566
Viad Corp.	2,612	175,396
Werner Enterprises, Inc.	5,144	181,583
Woodward, Inc.	1,606	173,175
		14,773,698
Information Technology (12.0%):
Acacia Communications, Inc.(a)	2,327	152,186
Alpha & Omega Semiconductor Ltd.(a)	7,747	95,133
Alteryx, Inc., Class A(a)	2,082	223,669
Amkor Technology, Inc.(a)	24,345	221,540
Anixter International, Inc.(a)	2,045	141,350
Appfolio, Inc., Class A(a)	1,321	125,680
Avaya Holdings Corp.(a)	16,540	169,204
Avnet, Inc.	7,553	335,995
AVX Corp.	20,523	311,950
Benchmark Electronics, Inc.	11,896	345,698
Booz Allen Hamilton Holdings Corp.	5,408	384,076
CACI International, Inc., Class A(a)	1,662	384,354
Ciena Corp.(a)	5,882	230,751
Conduent, Inc.(a)	15,631	97,225
Coupa Software, Inc.(a)	1,823	236,206
Cree, Inc.(a)	1,783	87,367
CSG Systems International, Inc.	2,964	153,180
Cypress Semiconductor Corp.	4,757	111,028
Diodes, Inc.(a)	6,558	263,304
Echostar Holding Corp., Class A(a)	3,940	156,103
Euronet Worldwide, Inc.(a)	1,983	290,113
Everbridge, Inc.(a)	1,305	80,532
Everi Holdings, Inc.(a)	8,714	73,720
EVERTEC, Inc.	9,525	297,371
Fabrinet(a)	3,781	197,746
Fair Isaac Corp.(a)	1,117	339,031
FormFactor, Inc.(a)	5,209	97,122
Ichor Holdings Ltd.(a)	10,061	243,275
II-VI, Inc.(a)	1,878	66,108
Insight Enterprises, Inc.(a)	4,211	234,511
Jabil, Inc.	10,280	367,715
KEMET Corp.	7,277	132,296

Security Description	Shares	Value
Knowles Corp.(a)	12,871	$261,796
Kulicke & Soffa Industries, Inc.	12,443	292,162
Lattice Semiconductor Corp.(a)	11,732	214,520
Liveramp Holdings, Inc.(a)	1,864	80,077
Manhattan Associates, Inc.(a)	1,376	111,002
ManTech International Corp., Class A	2,014	143,820
Mellanox Technologies Ltd.	2,385	261,372
Mesa Laboratories, Inc.	427	101,528
NetScout Systems, Inc.(a)	5,024	115,853
PC Connection, Inc.	3,642	141,674
Perficient, Inc.(a)	8,206	316,587
Photronics, Inc.(a)	23,379	254,364
Presidio, Inc.	6,525	110,273
PROS Holdings, Inc.(a)	1,576	93,930
Rambus, Inc.(a)	24,440	320,774
RingCentral, Inc., Class A(a)	761	95,627
Sanmina Corp.(a)	7,774	249,623
ScanSource, Inc.(a)	9,537	291,355
SMART Global Holdings, Inc.(a)	3,760	95,805
Smartsheet, Inc., Class A(a)	2,254	81,212
SYNNEX Corp.	1,254	141,577
Tech Data Corp.(a)	2,263	235,895
Teradyne, Inc.	4,960	287,233
The Trade Desk, Inc., Class A(a)	1,003	188,113
TiVo Corp.	29,891	227,620
TTEC Holdings, Inc.	2,616	125,254
TTM Technologies, Inc.(a)	19,809	241,571
Tucows, Inc.(a)	1,976	107,020
Ultra Clean Holdings, Inc.(a)	11,228	164,322
Universal Display Corp.	390	65,481
Verint Systems, Inc.(a)	2,434	104,127
Vishay Intertechnology, Inc.	7,571	128,177
Workiva, Inc.(a)	2,239	98,135
Xperi Corp.	8,699	179,895
Zscaler, Inc.(a)	2,794	132,044
		12,705,357
Materials (4.4%):
AptarGroup, Inc.	1,892	224,108
Ashland Global Holdings, Inc.	2,658	204,799
Berry Global Group, Inc.(a)	3,794	148,990
Clearwater Paper Corp.(a)	5,137	108,493
Cleveland-Cliffs, Inc.	14,278	103,087
Domtar Corp.	7,689	275,344
Innospec, Inc.	3,438	306,463
Louisiana Pacific Corp.	5,845	143,670
Materion Corp.	1,914	117,443
Mercer International, Inc.	16,123	202,182
Owens-Illinois, Inc.	9,224	94,730
P.H. Glatfelter Co.	7,356	113,209
Quaker Chemical Corp.	881	139,321
Rayonier Advanced Materials, Inc.	9,724	42,105
Reliance Steel & Aluminum Co.	3,585	357,281
Resolute Forest Products, Inc.	24,441	114,873
Royal Gold, Inc.	1,136	139,967
Schnitzer Steel Industries, Inc.	9,109	188,192
Silgan Holdings, Inc.	7,373	221,448
Sonoco Products Co.	3,821	222,421
Stepan Co.	3,447	334,566
The Scotts Miracle-Gro Co.	1,452	147,843
United States Steel Corp.	4,569	52,772
Venator Materials PLC(a)	75,493	184,203

Security Description	Shares	Value
Verso Corp., Class A(a)	14,974	$185,378
Warrior Met Coal, Inc.	9,296	181,458
		4,554,346
Real Estate (10.8%):
Agree Realty Corp.	6,113	447,166
Alexander & Baldwin, Inc.	14,410	353,189
Altisource Portfolio Solutions SA(a)	7,299	147,586
American Assets Trust, Inc.	9,866	461,137
American Campus Communities, Inc.	4,213	202,561
Americold Realty Trust	10,234	379,374
Braemar Hotels & Resorts, Inc.	9,022	84,717
CareTrust REIT, Inc.	14,602	343,220
Community Healthcare Trust, Inc.	9,083	404,648
CorEnergy Infrastructure Trust, Inc.	4,083	192,799
CubeSmart	5,704	199,070
DiamondRock Hospitality Co.	16,394	168,039
EastGroup Properties, Inc.	3,790	473,826
EPR Properties	5,726	440,100
Equity Commonwealth	9,457	323,902
Essential Properties Realty Trust, Inc.	7,463	170,977
First Industrial Realty Trust, Inc.	5,782	228,736
Gaming and Leisure Properties, Inc.	7,060	269,974
Getty Realty Corp.	6,934	222,304
Independence Realty Trust, Inc.	14,138	202,315
Innovative Industrial Properties, Inc.	3,561	328,930
Lamar Advertising Co., Class A	2,462	201,712
LTC Properties, Inc.	4,745	243,039
Marcus & Millichap, Inc.(a)	8,482	301,026
Medical Properties Trust, Inc.	21,326	417,137
New Senior Investment Group, Inc.	20,619	137,735
NexPoint Residential Trust, Inc.	8,175	382,263
Omega Healthcare Investors, Inc.	5,119	213,923
Outfront Media, Inc.	11,099	308,330
Parks Hotels & Resorts, Inc.	5,671	141,605
PS Business Parks, Inc.	3,028	550,944
RE/MAX Holdings, Inc.	8,148	262,040
Retail Value, Inc.	4,430	164,087
Rexford Industrial Realty, Inc.	4,661	205,177
Spirit Realty Capital, Inc.	7,520	359,907
STORE Capital Corp.	11,291	422,396
Terreno Realty Corp.	4,560	232,970
The St. Joe Co.(a)	10,082	172,705
Universal Health Realty Income Trust	3,846	395,369
Xenia Hotels & Resorts, Inc.	8,195	173,078
		11,330,013
Utilities (3.3%):
ALLETE, Inc.	2,840	248,244
Black Hills Corp.	5,739	440,353
El Paso Electric Co.	3,806	255,306
Hawaiian Electric Industries, Inc.	13,362	609,442
National Fuel Gas Co.	3,832	179,797
NorthWestern Corp.	7,310	548,616
PNM Resources, Inc.	3,848	200,404
Portland General Electric Co.(b)	9,020	508,457

Security Description	Shares	Value
Spire, Inc.	5,815	$507,301
		3,497,920
Total Common Stocks (Cost $102,190,746)		104,180,905
Total Investments (Cost $102,190,746) — 98.8%		104,180,905
Other assets in excess of liabilities — 1.2%		1,223,745
NET ASSETS - 100.00%		$105,404,650

(a)	Non-income producing security.
(b)	All or a portion of this security has been designated as collateral for derivative instruments.

AMBAC—American Municipal Bond Assurance Corporation

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	12	12/20/19	$939,101	$915,000	$(24,101)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(24,101)
	Total net unrealized appreciation(depreciation)				$(24,101)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI International Value Momentum Blend Index ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Australia (5.6%):
Communication Services (0.2%):
Telstra Corp. Ltd.	264,236	$625,531

Consumer Discretionary (0.4%):
Harvey Norman Holdings Ltd.	409,848	1,252,191

Energy (0.3%):
Santos Ltd.	209,274	1,091,050

Financials (1.1%):
ASX Ltd.	43,866	2,398,490
Magellan Financial Group Ltd.	15,444	535,809
QBE Insurance Group Ltd.	82,500	698,865
		3,633,164
Health Care (0.2%):
Ramsay Health Care Ltd.	17,095	747,933

Industrials (0.4%):
Aurizon Holdings Ltd.	201,965	803,670
Brambles Ltd.	93,966	722,479
		1,526,149
Materials (0.7%):
BlueScope Steel Ltd.	50,035	405,291
Fortescue Metals Group Ltd.	156,886	931,143
Newcrest Mining Ltd.	21,790	510,695
Rio Tinto Ltd.	9,187	574,199
		2,421,328
Real Estate (2.3%):
Dexus	209,667	1,687,020
Goodman Group	179,659	1,718,205
Mirvac Group	820,994	1,694,381
Stockland	254,069	779,673
The GPT Group	451,200	1,874,560
		7,753,839
		19,051,185
Austria (0.9%):
Energy (0.4%):
OMV AG	24,827	1,332,754

Financials (0.3%):
Raiffeisen Bank International AG	42,714	991,410

Utilities (0.2%):
Verbund AG, Class A	12,123	663,470
		2,987,634
Belgium (0.9%):
Communication Services (0.2%):
Proximus SADP	27,313	811,416

Consumer Staples (0.2%):
Colruyt SA	13,477	738,748

Financials (0.3%):
Ageas	16,227	900,104

Health Care (0.2%):
UCB SA	9,103	660,946
		3,111,214
Bermuda (0.2%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	16,000	856,000

Security Description	Shares	Value
Canada (10.7%):
Communication Services (0.7%):
BCE, Inc.	30,550	$1,478,583
Quebecor, Inc., Class B	44,842	1,018,767
		2,497,350
Consumer Discretionary (0.9%):
Gildan Activewear, Inc.	39,371	1,398,206
Magna International, Inc.	27,512	1,467,445
		2,865,651
Consumer Staples (2.1%):
Alimentation Couche-Tard, Inc., Class B	46,258	1,418,485
Empire Co. Ltd., Class A	40,576	1,099,291
Loblaw Cos. Ltd.	38,351	2,185,775
METRO, Inc.	52,867	2,329,103
		7,032,654
Energy (1.2%):
Cenovus Energy, Inc.	46,948	440,758
Enbridge, Inc.	22,132	777,294
Encana Corp.	87,576	401,500
TC Energy Corp.	40,789	2,113,388
Tourmaline Oil Corp.	37,025	366,615
		4,099,555
Financials (0.6%):
Manulife Financial Corp.	44,750	821,318
Power Corp. of Canada	54,322	1,252,196
		2,073,514
Health Care (0.1%):
Cronos Group, Inc. (a)(b)	18,382	166,188

Industrials (1.5%):
Air Canada (a)	14,169	462,419
CAE, Inc.	72,510	1,843,419
Canadian Pacific Railway Ltd.	3,656	812,991
Thomson Reuters Corp.	30,559	2,043,806
		5,162,635
Information Technology (0.7%):
CGI, Inc. (a)	28,695	2,270,459

Materials (0.7%):
First Quantum Minerals Ltd.	36,194	304,259
Kirkland Lake Gold Ltd. (b)	19,946	894,105
Nutrien Ltd.	12,340	615,136
Teck Resources Ltd., Class B	40,345	654,540
		2,468,040
Real Estate (0.7%):
H&R Real Estate Investment Trust	79,412	1,387,311
Smartcentres Real Estate Investment Trust	45,963	1,128,246
		2,515,557
Utilities (1.5%):
Atco Ltd.	31,876	1,167,182
Emera, Inc.	59,662	2,620,802
Hydro One Ltd. (b)(c)	71,086	1,314,876
		5,102,860
		36,254,463
China (0.2%):
Industrials (0.2%):
Yangzijiang Shipbuilding Holdings Ltd.	1,185,700	823,105

Security Description	Shares	Value
Denmark (1.5%):
Consumer Staples (0.7%):
Carlsberg A/S, Class B	14,786	$2,185,984

Financials (0.3%):
Tryg A/S	33,250	953,045

Industrials (0.3%):
AP Moller - Maersk A/S, Class A	521	556,105
Vestas Wind Systems A/S	6,259	486,020
		1,042,125
Utilities (0.2%):
Orsted A/S (c)	7,852	729,875
		4,911,029
Finland (0.2%):
Energy (0.2%):
Neste Oyj (b)	15,867	525,348

France (8.6%):
Communication Services (1.0%):
Eutelsat Communications SA (b)	30,594	569,514
Orange SA	131,552	2,064,508
Vivendi SA	27,297	749,339
		3,383,361
Consumer Discretionary (1.8%):
Cie Generale des Etablissements Michelin SCA	6,172	689,023
Faurecia SE	10,637	504,679
Kering SA	1,111	566,304
LVMH Moet Hennessy Louis Vuitton SE	3,938	1,565,523
Peugeot SA	51,703	1,289,672
Renault SA	23,346	1,340,297
		5,955,498
Consumer Staples (1.0%):
Carrefour SA	67,888	1,188,628
Casino Guichard Perrachon SA (b)	26,162	1,248,974
Danone SA	11,265	992,562
		3,430,164
Energy (0.6%):
TOTAL SA	36,314	1,895,750

Financials (1.1%):
BNP Paribas SA	13,420	653,546
CNP Assurances	37,890	732,388
Credit Agricole SA	104,724	1,271,859
Societe Generale SA	41,716	1,143,340
		3,801,133
Health Care (0.9%):
Sanofi	20,053	1,859,569
Sartorius Stedim Biotech	8,045	1,126,156
		2,985,725
Industrials (1.7%):
Alstom SA	18,598	771,081
Compagnie de Saint-Gobain	20,314	797,270
Safran SA	11,723	1,846,137
Schneider Electric SE	9,354	820,920
Teleperformance	3,247	704,084
Vinci SA	8,726	940,086
		5,879,578
Information Technology (0.5%):
Atos SE	15,030	1,059,831

Security Description	Shares	Value
Ingenico Group SA	5,017	$489,525
		1,549,356
		28,880,565
Germany (4.6%):
Consumer Discretionary (1.1%):
adidas AG	2,244	698,819
Bayerische Motoren Werke AG	20,959	1,475,854
Daimler AG, Registered Shares	27,420	1,363,736
		3,538,409
Consumer Staples (0.3%):
METRO AG	72,557	1,145,395

Financials (1.4%):
Commerzbank AG	128,332	744,590
Deutsche Bank AG, Registered Shares (b)	123,139	922,408
Hannover Rueck SE	5,666	958,067
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	8,116	2,100,537
		4,725,602
Health Care (0.5%):
Carl Zeiss Meditec AG	7,170	817,633
Merck KGaA	7,955	896,310
		1,713,943
Industrials (0.8%):
Deutsche Lufthansa AG, Registered Shares	61,885	983,672
MTU Aero Engines Holding AG	6,145	1,633,290
		2,616,962
Materials (0.2%):
HeidelbergCement AG	9,836	711,165

Utilities (0.3%):
RWE AG	35,087	1,097,449
		15,548,925
Greece (0.2%):
Consumer Discretionary (0.2%):
Puma SE	7,676	594,156

Hong Kong (4.4%):
Communication Services (0.7%):
HKT Trust & HKT Ltd.	1,500,000	2,380,284

Consumer Discretionary (0.5%):
SJM Holdings Ltd.	398,000	378,230
Techtronic Industries Co. Ltd.	91,000	633,218
YUE Yuen Industrial Holdings Ltd.	212,000	580,070
		1,591,518
Consumer Staples (0.5%):
Vitasoy International Holdings Ltd.	124,000	502,207
WH Group Ltd. (c)	1,254,000	1,122,928
		1,625,135
Industrials (0.7%):
CK Hutchison Holdings Ltd.	215,000	1,897,850
NWS Holdings Ltd.	322,000	498,645
		2,396,495
Real Estate (2.0%):
CK Asset Holdings Ltd.	97,000	657,027
Hang Lung Properties Ltd.	333,000	756,104
Henderson Land Development Co. Ltd.	165,000	768,235
Kerry Properties Ltd.	288,500	888,751
Link REIT	155,000	1,709,283

Security Description	Shares	Value
Swire Pacific Ltd., Class A	169,500	$1,577,292
Swire Properties Ltd.	196,600	616,930
		6,973,622
		14,967,054
Ireland (1.0%):
Communication Services (0.4%):
WPP PLC	101,914	1,278,493

Industrials (0.6%):
Experian PLC	63,936	2,047,711
		3,326,204
Israel (3.9%):
Financials (2.3%):
Bank Hapoalim BM (a)	247,402	1,950,289
Bank Leumi Le-Israel B.M.	264,684	1,883,964
Israel Discount Bank Ltd., Class A	484,824	2,132,734
Mizrahi Tefahot Bank Ltd.	78,478	1,950,774
		7,917,761
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd., ADR (a)	81,187	558,566

Information Technology (0.8%):
CyberArk Software Ltd. (a)	7,913	789,876
Nice Ltd. (a)	11,803	1,735,236
		2,525,112
Real Estate (0.6%):
Azrieli Group Ltd.	26,175	2,055,865
		13,057,304
Italy (3.3%):
Communication Services (0.3%):
Telecom Italia SpA (a)	2,019,313	1,152,465

Energy (0.7%):
Eni SpA	106,585	1,630,741
Snam SpA	162,852	822,729
		2,453,470
Financials (1.2%):
Assicurazioni Generali SpA	37,359	724,160
Mediobanca Banca di Credito Finanziario SpA	52,302	571,339
Poste Italiane SpA (c)	153,054	1,740,350
UniCredit SpA	70,498	831,594
		3,867,443
Health Care (0.2%):
Recordati SpA	16,709	716,990

Industrials (0.3%):
Leonardo SpA	84,225	990,764

Utilities (0.6%):
Enel SpA	249,551	1,863,892
		11,045,024
Japan (27.2%):
Communication Services (1.1%):
KDDI Corp.	24,100	629,956
Nippon Telegraph & Telephone Corp.	27,400	1,307,189
SoftBank Group Corp., Class C	16,100	631,635
Toho Co. Ltd.	25,000	1,095,304
		3,664,084
Consumer Discretionary (3.4%):
Bandai Namco Holdings, Inc.	18,600	1,158,251

Security Description	Shares	Value
Hikari Tsushin, Inc.	2,000	$432,663
Honda Motor Co. Ltd.	41,900	1,084,961
Iida Group Holdings Co. Ltd.	62,400	1,015,029
Mazda Motor Corp.	91,300	810,570
Nissan Motor Co. Ltd.	85,800	535,163
Pan Pacific International Holdings Corp.	29,200	487,680
Rakuten, Inc.	80,104	789,366
Sankyo Co. Ltd.	18,200	625,612
Sekisui House Ltd.	37,100	729,470
Sumitomo Electric Industries Ltd.	37,100	470,637
The Yokohama Rubber Co. Ltd.	48,800	975,774
Toyota Industries Corp.	17,200	986,722
Toyota Motor Corp.	20,100	1,342,046
		11,443,944
Consumer Staples (0.2%):
NH Foods Ltd.	13,200	530,687

Energy (0.7%):
Idemitsu Kosan Co. Ltd.	24,444	690,969
Inpex Corp.	95,000	871,196
JXTG Holdings, Inc.	195,600	891,172
		2,453,337
Financials (3.9%):
Concordia Financial Group Ltd.	214,500	821,679
Credit Saison Co. Ltd.	77,500	1,039,070
Fukuoka Financial Group, Inc.	42,600	804,502
Japan Post Holdings Co. Ltd.	63,200	581,855
Mebuki Financial Group, Inc.	371,500	914,356
Mitsubishi UFJ Financial Group, Inc.	186,800	947,871
Mitsubishi UFJ Lease & Finance Co. Ltd.	161,500	932,464
Mizuho Financial Group, Inc.	412,200	631,601
ORIX Corp.	66,600	992,761
Resona Holdings, Inc.	208,800	894,512
Shinsei Bank Ltd.	62,200	905,878
Sumitomo Mitsui Financial Group, Inc.	31,000	1,059,866
Sumitomo Mitsui Trust Holdings, Inc.	26,900	969,719
The Bank of Kyoto Ltd.	11,000	430,025
The Chiba Bank Ltd.	161,700	831,878
The Shizuoka Bank Ltd.	66,200	493,093
		13,251,130
Health Care (1.5%):
Alfresa Holdings Corp.	36,100	806,008
Daiichi Sankyo Co. Ltd.	14,100	887,683
Hoya Corp.	13,969	1,139,881
Medipal Holdings Corp.	45,200	1,006,257
Sumitomo Dainippon Pharma Co. Ltd.	13,800	226,648
Suzuken Co. Ltd.	18,900	1,014,296
		5,080,773
Industrials (6.9%):
Amada Holdings Co. Ltd.	44,100	474,970
ANA Holdings, Inc. (b)	19,400	652,321
Asahi Glass Co. Ltd.	32,700	1,013,602
Central Japan Railway Co.	3,300	678,473
Dai Nippon Printing Co. Ltd.	26,700	689,518
Itochu Corp.	62,200	1,283,999
Japan Airlines Co. Ltd., Class C	20,100	597,374
JTEKT Corp.	68,800	788,741
Kajima Corp.	76,400	1,001,701
Kamigumi Co. Ltd.	50,300	1,139,342
Keihan Holdings Co. Ltd.	14,600	649,114
Keio Corp.	8,700	541,763

Security Description	Shares	Value
Keisei Electric Railway Co. Ltd.	15,700	$645,723
Marubeni Corp.	172,300	1,144,203
Mitsubishi Corp.	41,900	1,027,776
Mitsubishi Heavy Industries Ltd.	25,600	1,002,445
Mitsui & Co. Ltd.	77,500	1,267,823
Mitsui Osk Lines Ltd.	31,400	793,171
Nippon Yusen KK	25,500	425,885
NSK Ltd.	51,600	434,476
Obayashi Corp.	109,600	1,091,183
Shimizu Corp.	117,000	1,058,765
Sumitomo Corp.	80,700	1,260,436
Sumitomo Heavy Industries Ltd.	27,500	814,249
Toppan Printing Co. Ltd.	72,600	1,284,397
Toyota Tsusho Corp.	30,300	977,058
West Japan Railway Co.	8,600	726,593
		23,465,101
Information Technology (2.8%):
Advantest Corp.	7,100	313,694
Brother Industries Ltd.	42,400	767,378
FUJIFILM Holdings Corp.	27,800	1,219,264
Fujitsu Ltd.	12,700	1,017,058
Hitachi High-Technologies Co.	7,300	421,485
Hitachi Ltd.	26,100	971,550
Konica Minolta, Inc.	114,800	798,794
Kyocera Corp.	15,700	974,032
NEC Corp.	27,900	1,177,183
Nippon Electric Glass Co. Ltd.	33,900	754,065
Ricoh Co. Ltd.	101,800	916,506
		9,331,009
Materials (2.7%):
Hitachi Chemical Co. Ltd.	27,341	891,761
JFE Holdings, Inc.	62,700	754,199
Kobe Steel Ltd.	99,800	531,897
Mitsubishi Chemical Holdings Corp.	125,600	894,976
Mitsubishi Gas Chemical Co., Inc.	32,500	433,634
Mitsubishi Materials Corp.	32,400	873,893
Mitsui Chemicals, Inc.	39,600	885,252
Nippon Steel Corp.	63,600	885,957
Oji Holdings Corp.	101,700	474,271
Showa Denko KK	19,600	512,329
Sumitomo Chemical Co. Ltd.	178,900	802,836
Taiheiyo Cement Corp.	17,600	470,799
Tosoh Corp.	29,900	395,070
Toyo Seikan Group Holdings Ltd.	26,600	412,506
		9,219,380
Real Estate (3.0%):
Aeon Mall Co. Ltd.	31,200	492,214
Daiwa House Industry Co. Ltd.	32,400	1,051,070
Japan Prime Realty Investment Corp.	429	2,036,336
Japan Real Estate Investment Corp.	300	2,012,491
Nippon Building Fund, Inc.	244	1,873,884
Nippon Prologis REIT, Inc.	329	901,382
Nomura Real Estate Master Fund, Inc.	976	1,762,806
		10,130,183
Utilities (1.0%):
Chubu Electric Power Co., Inc.	78,900	1,142,526
Electric Power Development Co. Ltd.	42,100	960,227
Toho Gas Co. Ltd.	13,200	504,427

Security Description	Shares	Value
Tokyo Electric Power Co. Holdings (a)	144,000	$704,844
		3,312,024
		91,881,652
Luxembourg (0.3%):
Materials (0.3%):
ArcelorMittal	63,063	887,307

Netherlands (4.1%):
Consumer Staples (0.8%):
Heineken Holding NV	10,400	1,035,737
Koninklijke Ahold Delhaize NV	68,927	1,724,941
		2,760,678
Financials (1.2%):
Aegon NV	256,963	1,069,301
EXOR NV	18,902	1,266,920
NN Group NV	44,499	1,578,612
		3,914,833
Health Care (0.2%):
Koninklijke Philips NV	16,469	763,069

Industrials (1.0%):
AerCap Holdings NV (a)	27,450	1,502,887
Wolters Kluwer NV	25,743	1,879,801
		3,382,688
Information Technology (0.2%):
NXP Semiconductor NV	6,105	666,178

Materials (0.7%):
Akzo Nobel NV	10,008	892,391
Koninklijke DSM NV	13,131	1,580,427
		2,472,818
		13,960,264
New Zealand (0.8%):
Industrials (0.2%):
Auckland International Airport Ltd.	130,288	747,528

Utilities (0.6%):
Meridian Energy Ltd.	603,056	1,966,359
		2,713,887
Norway (0.5%):
Consumer Staples (0.2%):
Mowi ASA	28,365	655,277

Financials (0.3%):
Gjensidige Forsikring ASA	46,495	922,894
		1,578,171
Russian Federation (0.2%):
Materials (0.2%):
Evraz PLC	96,666	557,013

Singapore (2.3%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	31,100	674,669

Consumer Staples (0.8%):
Golden Agri-Resources Ltd.	4,848,400	788,843
Wilmar International Ltd.	680,900	1,836,544
		2,625,387
Industrials (0.2%):
SembCorp Industries Ltd.	468,000	703,912

Security Description	Shares	Value
Real Estate (1.1%):
Ascendas Real Estate Investment Trust	573,954	$1,294,914
CapitaLand Mall Trust	1,250,800	2,378,772
		3,673,686
		7,677,654
Spain (2.1%):
Communication Services (0.2%):
Cellnex Telecom SA (c)	16,341	675,189

Energy (0.5%):
Repsol SA	114,615	1,791,836

Financials (0.3%):
Banco de Sabadell SA	993,961	964,638

Industrials (0.5%):
ACS, Actividades de Construccion y Servicios SA	36,178	1,445,921
Siemens Gamesa Renewable Energy SA	28,360	384,931
		1,830,852
Utilities (0.6%):
Iberdrola SA	185,431	1,927,774
		7,190,289
Sweden (2.0%):
Communication Services (0.3%):
Telia Co. AB	206,333	924,833

Consumer Staples (0.8%):
Essity AB, Class B	27,740	810,576
ICA Gruppen AB	42,326	1,957,849
		2,768,425
Financials (0.5%):
Industrivarden AB, Class C	43,007	942,623
L E Lundbergforetagen AB, B Shares	22,973	865,446
		1,808,069
Industrials (0.2%):
Assa Abloy AB, Class B	35,556	792,331

Materials (0.2%):
Boliden AB	23,988	551,994
		6,845,652
Switzerland (3.6%):
Consumer Staples (0.8%):
Nestle SA, Registered Shares	24,733	2,685,744

Financials (1.2%):
Baloise Holding AG, Registered Shares	11,676	2,093,636
Swiss Life Holding AG	4,246	2,031,556
		4,125,192
Health Care (1.6%):
Alcon, Inc. (a)	11,652	680,085
Novartis AG	20,301	1,761,870
Roche Holding AG	6,738	1,962,646
Sonova Holding AG, Registered Shares	3,646	848,289
		5,252,890
		12,063,826
United Kingdom (8.6%):
Communication Services (0.8%):
Auto Trader Group PLC (c)	89,292	561,176
BT Group PLC	296,577	652,660
Informa PLC	86,631	909,557

Security Description	Shares	Value
Vodafone Group PLC	378,516	$755,642
		2,879,035
Consumer Discretionary (1.4%):
Barratt Developments PLC	160,115	1,278,568
Compass Group PLC	35,302	910,511
Fiat Chrysler Automobiles NV	65,422	846,750
Ocado Group PLC (a)	18,247	297,375
Taylor Wimpey PLC	624,625	1,243,108
		4,576,312
Consumer Staples (1.8%):
British American Tobacco PLC	31,985	1,185,411
Coca-Cola European Partners PLC	33,572	1,861,567
J Sainsbury PLC	563,366	1,525,932
Tesco PLC	471,814	1,401,215
		5,974,125
Energy (0.5%):
Royal Dutch Shell PLC, Class A	59,061	1,735,097

Financials (1.7%):
3i Group PLC	115,099	1,654,524
Barclays PLC	728,496	1,350,181
London Stock Exchange Group PLC	10,347	931,815
Royal Bank of Scotland Group PLC	427,569	1,093,831
Standard Chartered PLC	73,751	621,825
		5,652,176
Health Care (0.3%):
Smith & Nephew PLC	40,791	984,727

Industrials (0.7%):
Meggitt PLC	94,976	743,198
Spirax-Sarco Engineering PLC	16,191	1,565,249
		2,308,447
Information Technology (0.7%):
Halma PLC	73,783	1,792,090
Micro Focus International PLC	35,463	496,794
		2,288,884
Materials (0.4%):
Anglo American PLC	37,884	873,560
Rio Tinto PLC	9,461	490,719
		1,364,279
Real Estate (0.3%):
Segro PLC	114,050	1,139,530
		28,902,612
United States (0.1%):
Health Care (0.1%):
Bausch Health Cos., Inc. (a)	23,962	523,037
Total Common Stocks (Cost $332,024,815)		330,720,574

Preferred Stocks (0.8%)
Germany (0.8%):
Consumer Discretionary (0.8%):
Porsche Automobil Holding SE	18,610	1,211,235
Volkswagen AG	7,475	1,271,775
		2,483,010
Total Preferred Stocks (Cost $2,625,034)		2,483,010

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.5%)
United States (1.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (d)	1,186,207	$1,186,207
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (d)	1,347,034	1,347,034
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (d)	39,680	39,680
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (d)	751,145	751,145
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (d)	652,361	652,361
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (d)	1,166,287	1,166,287
Total Collateral for Securities Loaned (Cost $5,142,714)		5,142,714
Total Investments (Cost $339,792,563) — 100.3%		338,346,298
Liabilities in excess of other assets — (0.3)%		(926,820)
NET ASSETS - 100.00%		$337,419,478

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $6,144,394 and amounted to 1.8% of net assets.

(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	28	12/20/19	$2,670,343	$2,657,760	$(12,583)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(12,583)
	Total net unrealized appreciation(depreciation)				$(12,583)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum Blend Index ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Brazil (5.3%):
Communication Services (0.2%):
TIM Participacoes SA	152,592	$436,302

Consumer Discretionary (0.4%):
Lojas Renner SA	37,286	451,775
Magazine Luiza SA	23,484	208,827
		660,602
Consumer Staples (1.2%):
Atacadao SA	134,347	678,927
JBS SA	90,352	711,250
Natura Cosmeticos SA	86,912	706,497
		2,096,674
Energy (0.3%):
Cosan SA	36,600	467,451

Financials (0.7%):
Banco do Brasil SA	25,314	276,452
IRB Brasil Resseguros S/A	99,000	895,074
		1,171,526
Health Care (0.3%):
Notre Dame Intermedica Participacoes SA	36,300	472,770

Industrials (0.2%):
Localiza Rent a Car SA	34,200	373,249

Materials (0.5%):
Companhia Siderurgica Nacional SA	130,300	413,855
Suzano SA	30,871	249,390
Vale SA (a)	27,585	316,220
		979,465
Real Estate (0.5%):
BR Malls Participacoes SA	107,498	371,884
Multiplan Empreendimentos Imobiliarios SA	65,996	457,095
		828,979
Utilities (1.0%):
Centrais Eletricas Brasileiras SA	41,648	401,442
Companhia de Saneamento Basico do Estado de Sao Paulo	61,576	733,224
Engie Brasil Energia SA	54,600	581,863
		1,716,529
		9,203,547
Chile (0.7%):
Consumer Staples (0.7%):
Companhia Cervecerias Unidas SA	112,103	1,253,892

China (21.1%):
Communication Services (0.9%):
China Communications Services Corp. Ltd.	488,457	276,647
China Telecom Corp. Ltd., Class H	2,425,952	1,104,759
YY, Inc., ADR (a)	2,508	141,025
		1,522,431
Consumer Discretionary (2.7%):
ANTA Sports Products Ltd.	49,000	405,343
BAIC Motor Corp. Ltd., Class H (b)	941,944	581,551
Brilliance China Automotive Holdings Ltd.	258,000	277,108
Dongfeng Motor Group Co. Ltd., Class H	880,482	836,747
Great Wall Motor Co. Ltd., Class H	814,500	545,466
Guangzhou Automobile Group Co. Ltd.	585,061	559,731
Li Ning Co. Ltd.	299,500	859,600

Security Description	Shares	Value
Zhongsheng Group Holdings Ltd.	191,854	$605,708
		4,671,254
Consumer Staples (0.7%):
Tsingtao Brewery Co. Ltd., Class H	52,000	313,749
Yihai International Holding Ltd.	154,000	915,427
		1,229,176
Energy (0.3%):
Yanzhou Coal Mining Co. Ltd.	536,536	544,790

Financials (5.8%):
Agricultural Bank of China Ltd.	2,333,640	913,880
Bank of China Ltd.	2,575,084	1,011,718
Bank of Communications Co. Ltd., Class H	1,527,181	997,419
China Cinda Asset Management Co. Ltd.	3,744,166	735,517
China CITIC Bank Corp. Ltd.	1,838,619	980,359
China Construction Bank Corp., Class H	1,252,235	955,222
China Everbright Bank Co. Ltd.	2,214,633	943,551
China Huarong Asset Management Co. Ltd., Class H (b)	4,318,714	650,060
China Minsheng Banking Corp. Ltd.	1,576,288	1,071,717
Chongqing Rural Commercial Bank Co. Ltd.	1,544,488	821,557
Industrial & Commercial Bank of China Ltd., Class H	768,038	514,351
Postal Savings Bank of China Co. Ltd., Class H (b)	662,848	404,165
		9,999,516
Health Care (2.0%):
China Resources Pharmaceutical Group Ltd. (b)	533,637	500,323
Luye Pharma Group Ltd. (b)	798,029	569,046
Shandong Weigao Group Medical Polymer Co. Ltd., Class H (c)	770,708	793,379
Shanghai Pharmaceuticals Holding Co. Ltd.	466,453	844,916
Sihuan Pharmaceutical Holdings Group Ltd.	2,789,607	423,455
Sinopharm Group Co. Ltd.	118,252	370,320
		3,501,439
Industrials (3.7%):
China Communications Construction Co. Ltd.	1,047,005	818,703
China Conch Venture Holdings Ltd.	142,789	528,214
China Railway Construction Corp. Ltd.	711,840	778,180
China Railway Group Ltd.	1,239,872	752,837
COSCO Shipping Energy Transportation Co. Ltd., Class H	1,560,361	690,672
Country Garden Services Holdings Co. Ltd.	148,159	427,124
Metallurgical Corp. of China Ltd.	3,416,132	766,945
Sinopec Engineering Group Co. Ltd., Class H	988,038	620,092
Sinotrans Ltd.	977,224	306,652
Weichai Power Co. Ltd.	406,891	586,508
		6,275,927
Information Technology (0.8%):
Lenovo Group Ltd.	1,012,000	675,149
Xinyi Solar Holdings Ltd.	1,126,000	675,077
		1,350,226
Materials (2.3%):
Angang Steel Co. Ltd.	1,465,835	534,771
Anhui Conch Cement Co. Ltd., Class H	59,811	355,155
BBMG Corp.	1,886,000	541,304
China Hongqiao Group Ltd.	428,500	273,846
China National Building Material Co. Ltd.	598,697	537,647
China Oriental Group Co. Ltd.	768,000	265,490
China Zhongwang Holdings Ltd.	2,092,167	851,342
Maanshan Iron & Steel Co. Ltd., Class H	1,442,000	542,631
		3,902,186
Real Estate (1.4%):
China Aoyuan Group Ltd.	162,965	184,597
China Vanke Co. Ltd.	176,505	614,663

Security Description	Shares	Value
Future Land Development Holdings Ltd. (c)	220,000	$191,954
KWG Property Holding Ltd.	274,500	240,556
Logan Property Holdings Co. Ltd.	190,058	270,562
Longfor Group Holdings Ltd. (b)	163,290	610,301
Sunac China Holdings Ltd.	92,584	372,018
		2,484,651
Utilities (0.5%):
China Power International Development Ltd.	1,959,000	407,323
Huaneng Renewables Corp. Ltd.	1,382,820	470,971
		878,294
		36,359,890
Greece (1.6%):
Communication Services (0.6%):
Hellenic Telecommunications Organization SA	77,250	1,064,518

Consumer Discretionary (0.0%):(e)
FF Group (a)	14,913	7,804

Financials (1.0%):
Alpha Bank AE (a)	312,275	583,179
Eurobank Ergasias SA (a)	576,997	558,591
National Bank of Greece SA (a)	186,086	566,621
		1,708,391
		2,780,713
Hong Kong (7.7%):
Communication Services (1.3%):
Alibaba Pictures Group Ltd. (a)	3,780,000	612,368
China Mobile Ltd.	79,000	653,513
China Unicom Hong Kong Ltd.	882,055	936,130
		2,202,011
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd.	856,000	364,701

Consumer Staples (0.5%):
China Agri-Industries Holdings Ltd.	2,924,606	951,316

Financials (0.4%):
China Ding Yi Feng Holdings Ltd. (d) (h)	128,000	188,586
China Everbright Ltd.	367,067	429,370
		617,956
Health Care (1.0%):
Alibaba Health Information Technology Ltd. (a)	232,000	202,720
China Traditional Chinese Medicine Holdings Co. Ltd.	1,449,122	665,464
Sino Biopharmaceutical Ltd.	212,000	269,347
SSY Group Ltd.	692,547	547,719
		1,685,250
Industrials (1.9%):
CITIC Ltd.	953,703	1,204,386
COSCO Shipping Ports Ltd.	1,079,464	861,985
Shanghai Industrial Holdings Ltd.	491,209	914,821
Sinotruk Hong Kong Ltd.	228,529	338,739
		3,319,931
Information Technology (0.4%):
Kingboard Holdings Ltd.	241,822	640,075

Materials (0.7%):
China Resources Cement Holdings Ltd.	657,390	659,117
Nine Dragons Paper Holdings Ltd.	730,151	614,715
		1,273,832
Real Estate (0.8%):
China Resources Land Ltd.	176,514	739,659

Security Description	Shares	Value
Shanghai Industrial Urban Development	491,209	$62,033
Shimao Property Holdings Ltd.	95,016	277,555
Yuexiu Property Co. Ltd.	1,556,000	337,424
		1,416,671
Utilities (0.5%):
Beijing Enterprises Holdings Ltd.	186,348	856,934
		13,328,677
Hungary (1.3%):
Energy (0.6%):
MOL Hungarian Oil & Gas PLC	114,938	1,081,106

Health Care (0.7%):
Richter Gedeon Nyrt	68,387	1,106,208
		2,187,314
India (2.3%):
Energy (0.3%):
Reliance Industries Ltd., GDR (b)	15,186	566,438

Health Care (1.1%):
Dr Reddy’s Laboratories Ltd., ADR (f)	50,922	1,929,434

Information Technology (0.9%):
Wipro Ltd., ADR (f)	418,443	1,527,317
		4,023,189
Indonesia (0.7%):
Consumer Staples (0.6%):
PT Indofood Sukses Makmur TBK	1,900,233	1,030,771

Materials (0.1%):
PT Indah Kiat Pulp & Paper Corp. TBK	518,670	236,589
		1,267,360
Korea, Republic Of (20.8%):
Communication Services (1.6%):
Cheil Worldwide, Inc.	22,757	471,825
LG Uplus Corp.	68,743	784,468
NCSoft Corp.	848	369,358
SK Telecom Co. Ltd.	5,648	1,140,319
		2,765,970
Consumer Discretionary (3.8%):
Fila Korea Ltd.	10,828	524,133
Hankook Tire & Technology Co. Ltd.	14,670	395,525
Hyundai Department Store Co. Ltd.	13,625	889,615
Hyundai Mobis Co. Ltd.	4,099	863,561
Hyundai Motor Co.	7,791	872,795
Kia Motors Corp.	26,532	1,011,461
LG Electronics, Inc.	13,144	740,631
Lotte Shopping Co. Ltd.	5,623	606,418
Shinsegae, Inc.	2,961	649,803
		6,553,942
Consumer Staples (2.1%):
CJ CheilJedang Corp.	4,943	969,054
E-MART, Inc.	7,466	705,311
GS Retail Co. Ltd.	23,480	809,723
KT&G Corp.	13,720	1,210,099
		3,694,187
Financials (4.7%):
BNK Financial Group, Inc.	190,318	1,143,992
Dongbu Insurance Co. Ltd.	9,513	410,376
Hana Financial Group, Inc.	30,975	912,819
Industrial Bank of Korea	101,585	1,121,032

Security Description	Shares	Value
KB Financial Group, Inc.	30,231	$1,079,182
Meritz Securities Co. Ltd.	216,199	912,766
Samsung Securities Co. Ltd.	17,402	514,284
Shinhan Financial Group Co. Ltd.	30,876	1,078,976
Woori Financial Group, Inc.	89,437	930,895
		8,104,322
Health Care (0.4%):
Yuhan Corp.	3,536	675,480

Industrials (3.9%):
Daelim Industrial Co. Ltd.	11,622	1,010,482
Daewoo Engineering & Construction Co. Ltd. (a)	167,704	677,181
GS Engineering & Construction Corp.	25,084	692,030
Hanwha Corp.	42,979	907,261
HDC Hyundai Development Co.-Engineering & Construct	20,310	557,776
Hyundai Heavy Industries Holdings Co. Ltd.	2,696	787,737
KCC Corp.	2,006	365,596
Korean Air Lines Co. Ltd.	13,385	256,253
LG Corp.	17,428	1,019,906
Posco International Corp.	24,789	395,828
		6,670,050
Information Technology (1.2%):
LG Display Co. Ltd. (a)	27,343	323,458
Samsung Electronics Co. Ltd.	24,547	1,006,588
SK Hynix, Inc.	11,093	762,316
		2,092,362
Materials (2.0%):
Hanwha Chemical Corp.	48,723	731,160
Hyundai Steel Co.	25,672	834,879
Kumho Petrochemical Co. Ltd.	4,135	247,516
Lotte Chemical Corp.	3,897	768,877
POSCO	4,665	885,303
		3,467,735
Utilities (1.1%):
Korea Electric Power Corp. (a)	43,343	938,497
Korea Gas Corp.	26,319	871,323
		1,809,820
		35,833,868
Luxembourg (0.3%):
Financials (0.3%):
Reinet Investments SCA	26,412	478,160

Malaysia (1.9%):
Communication Services (0.2%):
Telekom Malaysia Berhad	313,500	269,549

Consumer Staples (1.1%):
PPB Group Berhad	435,051	1,884,840

Financials (0.3%):
AMMB Holdings Berhad	521,200	515,349

Industrials (0.3%):
AirAsia Group Berhad	1,264,342	531,464
		3,201,202
Philippines (0.2%):
Industrials (0.2%):
International Container Terminal Services, Inc.	177,940	413,351

Security Description	Shares	Value
Poland (3.1%):
Communication Services (1.2%):
Cyfrowy Polsat SA	177,097	$1,167,056
Orange Polska SA (a)	603,264	831,357
		1,998,413
Consumer Staples (0.6%):
Dino Polska SA (a)(b)	24,463	957,981

Energy (0.4%):
Grupa Lotos SA	34,621	764,760

Materials (0.5%):
Jastrzebska Spolka Weglowa SA	45,998	249,887
KGHM Polska Miedz SA (a)	31,002	618,625
		868,512
Utilities (0.4%):
PGE Polska Grupa Energetyczna SA (a)	345,416	688,566
		5,278,232
Qatar (1.2%):
Energy (0.6%):
Qatar Fuel QSC	167,758	1,084,138

Financials (0.3%):
Qatar Islamic Bank SAQ	124,620	533,939

Materials (0.3%):
Mesaieed Petrochemical Holding Co.	497,392	407,094
		2,025,171
Russian Federation (3.9%):
Communication Services (0.2%):
Mobile TeleSystems PJSC ADR (f)	44,390	359,559

Energy (2.3%):
Gazprom PJSC	301,424	1,049,461
LUKOIL PJSC	13,991	1,161,739
Surgutneftegas PJSC, ADR (f)	306,910	1,743,249
		3,954,449
Financials (0.3%):
Sberbank of Russia PJSC	156,530	549,354

Materials (0.6%):
Magnitogorsk Iron & Steel Works OJSC	720,951	435,076
MMC Norilsk Nickel PJSC	2,316	595,612
		1,030,688
Utilities (0.5%):
Inter RAO UES PJSC	11,734,029	811,928
		811,928
		6,705,978
Singapore (0.6%):
Industrials (0.6%):
BOC Aviation Ltd. (b)	110,195	1,016,992

South Africa (1.7%):
Communication Services (0.4%):
Telkom SA SOC Ltd.	149,751	697,176

Energy (0.1%):
Exxaro Resources Ltd.	26,701	229,985

Materials (0.7%):
Anglo American Platinum Ltd.	12,236	736,807
AngloGold Ashanti Ltd.	13,039	244,303
Kumba Iron Ore Ltd.	8,234	203,356
		1,184,466

Security Description	Shares	Value
Real Estate (0.5%):
Fortress REIT Ltd. (c)	565,098	$767,751
		2,879,378
Taiwan (16.7%):
Consumer Discretionary (2.5%):
Feng TAY Enterprise Co. Ltd.	113,510	814,066
Giant Manufacturing Co. Ltd.	102,000	693,710
Hotai Motor Co. Ltd.	65,000	987,848
Pou Chen Corp.	1,071,000	1,372,214
Ruentex Industries Ltd.	190,000	409,708
		4,277,546
Financials (8.1%):
Chailease Holding Co. Ltd.	240,139	967,538
Chang Hwa Commercial Bank Ltd.	1,422,000	992,322
E.Sun Financial Holding Co. Ltd.	2,305,455	1,950,658
Hua Nan Financial Holdings Co. Ltd.	3,080,163	2,079,950
Mega Financial Holding Co. Ltd.	814,000	754,323
Sinopac Financial Holdings Co. Ltd.	4,187,965	1,633,367
Taiwan Business Bank	4,984,240	2,048,351
Taiwan Cooperative Financial Holding Co. Ltd.	3,133,970	2,070,827
Yuanta Financial Holding Co. Ltd.	2,389,554	1,424,898
		13,922,234
Industrials (0.7%):
Far Eastern New Century Corp.	596,678	551,010
Taiwan High Speed Rail Corp.	577,000	656,517
		1,207,527
Information Technology (3.8%):
Chicony Electronics Co. Ltd.	229,000	674,647
Foxconn Technology Co. Ltd.	531,000	1,107,373
Innolux Corp.	3,876,461	824,659
Lite-On Technology Corp.	297,000	471,953
Nanya Technology Corp.	167,099	433,576
Novatek Microelectronics Corp.	71,000	407,356
Realtek Semiconductor Corp.	103,000	763,590
Walsin Technology Corp.	71,855	404,155
Wistron Corp.	651,000	525,635
Yageo Corp.	27,467	218,234
Zhen Ding Technology Holding Ltd.	229,000	819,320
		6,650,498
Materials (1.2%):
Asia Cement Corp.	719,500	1,004,185
Taiwan Cement Corp.	866,575	1,107,502
		2,111,687
Real Estate (0.4%):
Highwealth Construction Corp.	405,000	651,405
		28,820,897
Thailand (4.1%):
Consumer Staples (0.9%):
Charoen Pokphand Foods PCL	523,400	449,215
Thai Union Group PCL	1,979,400	1,080,791
		1,530,006
Industrials (1.1%):
BTS Group Holdings PCL	4,090,200	1,792,012

Utilities (2.1%):
Electricity Generating PCL	144,700	1,698,457
Ratch Group PCL	838,400	1,959,967
		3,658,424
		6,980,442

Security Description	Shares	Value
Turkey (1.4%):
Financials (1.0%):
Haci Omer Sabanci Holding AS	265,356	$449,740
Turkiye Garanti Bankasi AS (a)	187,547	339,122
Turkiye Is Bankasi AS (a)	776,090	861,788
		1,650,650
Industrials (0.4%):
Turk Hava Yollari AO (a)(c)	318,859	699,101
		2,349,751
United Arab Emirates (0.5%):
Financials (0.5%):
Abu Dhabi Commercial Bank PJSC	419,594	897,869
Total Common Stocks (Cost $182,283,656)		167,285,873

Preferred Stocks (2.0%)
Brazil (1.4%):
Communication Services (0.7%):
Telefonica Brasil SA	90,736	1,196,772

Consumer Staples (0.4%):
Companhia Brasileira de Distribuicao	35,480	679,720

Utilities (0.3%):
Companhia Energetica de Minas Gerais, ADR	161,471	555,500
		2,431,992
Colombia (0.4%):
Financials (0.4%):
Bancolombia SA	49,007	605,815

Korea, Republic Of (0.2%):
Materials (0.2%):
LG Chem, Ltd	2,482	347,561
Total Preferred Stocks (Cost $3,252,763)		3,385,368

Collateral for Securities Loaned^ (0.6%)
United States (0.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (g)	238,411	238,411
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (g)	270,735	270,735
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (g)	7,975	7,975
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (g)	150,970	150,970
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (g)	131,116	131,116
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (g)	234,407	234,407
Total Collateral for Securities Loaned (Cost $1,033,614)		1,033,614
Total Investments (Cost $186,570,033) — 99.7%		171,704,855
Other assets in excess of liabilities — 0.3%		524,741
NET ASSETS - 100.00%		$172,229,596

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.

(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $5,856,857 and amounted to 3.4% of net assets.

(c)	All or a portion of this security is on loan.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(e)	Amount represents less than 0.05% of net assets.
(f)	All or a portion of this security has been designated as collateral for futures contracts.
(g)	Rate disclosed is the daily yield on September 30, 2019.
(h)	Illiquid

ADR—American Depositary Receipt

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	11	12/20/19	$565,904	$551,045	$(14,859)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(14,859)
	Total net unrealized appreciation(depreciation)				$(14,859)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (3.8%):
Activision Blizzard, Inc.	18,765	$993,044
Alphabet, Inc., Class A(a)	1,145	1,398,204
AT&T, Inc.	53,980	2,042,603
Cable One, Inc.	1,473	1,848,173
CBS Corp., Class B	35,637	1,438,666
Charter Communications, Inc., Class A(a)	3,723	1,534,323
Comcast Corp., Class A	42,534	1,917,433
Discovery Communications, Inc., Class A(a)(b)	43,705	1,163,864
DISH Network Corp., Class A(a)	29,430	1,002,680
Electronic Arts, Inc.(a)	9,427	922,149
Facebook, Inc., Class A(a)	6,059	1,078,987
InterActive Corp., Class A(a)	4,712	1,027,075
Match Group, Inc.(b)	9,390	670,822
Netflix, Inc.(a)	3,353	897,330
Omnicom Group, Inc.	24,924	1,951,548
Sirius XM Holdings, Inc.(b)	254,301	1,590,653
Take-Two Interactive Software, Inc.(a)	7,816	979,657
The Walt Disney Co.	11,208	1,460,627
T-Mobile US, Inc.(a)	21,275	1,675,832
TripAdvisor, Inc.(a)	27,027	1,045,404
Twitter, Inc.(a)	19,943	821,652
Verizon Communications, Inc.	34,770	2,098,717
		29,559,443
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	10,464	1,730,746
Amazon.com, Inc.(a)	719	1,248,119
Aptiv PLC(b)	13,901	1,215,225
Aramark	33,357	1,453,698
AutoZone, Inc.(a)	1,683	1,825,415
Best Buy Co., Inc.	15,843	1,093,009
Booking Holdings, Inc.(a)	683	1,340,463
BorgWarner, Inc.	37,505	1,375,683
Bright Horizons Family Solutions, Inc.(a)	13,579	2,070,797
Burlington Stores, Inc.(a)	4,746	948,346
CarMax, Inc.(a)(b)	15,902	1,399,376
Chipotle Mexican Grill, Inc.(a)	1,501	1,261,545
Columbia Sportswear Co.	13,643	1,321,870
D.R. Horton, Inc.	26,808	1,413,050
Darden Restaurants, Inc.	14,033	1,658,981
Dollar General Corp.	9,726	1,545,850
Domino’s Pizza, Inc.	5,451	1,333,260
Dunkin’ Brands Group, Inc.	22,813	1,810,440
eBay, Inc.	38,278	1,492,076
Etsy, Inc.(a)	13,870	783,655
Five Below, Inc.(a)	7,966	1,004,513
Garmin Ltd.	16,904	1,431,600
General Motors Co., Class C	41,411	1,552,084
Gentex Corp.	54,100	1,489,644
Genuine Parts Co.	21,770	2,168,074
Grand Canyon Education, Inc.(a)	7,788	764,782
Hasbro, Inc.	10,566	1,254,079
Hilton Worldwide Holdings, Inc.	17,265	1,607,544
Hyatt Hotels Corp., Class A	25,118	1,850,443
Kohl’s Corp.	19,151	951,039
Lear Corp.(b)	10,838	1,277,800
Lennar Corp., Class A	26,132	1,459,472

Security Description	Shares	Value
LKQ Corp.(a)	56,765	$1,785,259
Marriott International, Inc., Class A	12,120	1,507,364
McDonald’s Corp.	11,870	2,548,609
Mohawk Industries, Inc.(a)	9,291	1,152,734
Nike, Inc., Class B	16,883	1,585,651
Norwegian Cruise Line Holdings Ltd.(a)	26,779	1,386,349
NVR, Inc.(a)	440	1,635,635
O’Reilly Automotive, Inc.(a)	4,591	1,829,559
Planet Fitness, Inc., Class A(a)	18,868	1,091,891
Pool Corp.	8,508	1,716,064
PulteGroup, Inc.	41,033	1,499,756
PVH Corp.	11,700	1,032,291
Ralph Lauren Corp.	13,809	1,318,345
Ross Stores, Inc.	15,165	1,665,875
Royal Caribbean Cruises Ltd.	12,059	1,306,351
Service Corp. International(b)	38,570	1,844,032
Starbucks Corp.	18,591	1,643,816
Tapestry, Inc.	38,631	1,006,338
Target Corp.	9,865	1,054,667
The Gap, Inc.	58,650	1,018,164
The Home Depot, Inc.	8,143	1,889,338
The TJX Cos., Inc.	31,320	1,745,777
Tiffany & Co.	16,241	1,504,404
Tractor Supply Co.	14,949	1,351,988
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,514	880,784
VF Corp.	17,494	1,556,791
Whirlpool Corp.(b)	8,317	1,317,080
Wynn Resorts Ltd.	8,224	894,113
Yum China Holdings, Inc.	26,705	1,213,208
Yum! Brands, Inc.	20,606	2,337,340
		89,452,251
Consumer Staples (6.6%):
Altria Group, Inc.	32,132	1,314,199
Archer-Daniels-Midland Co.	46,713	1,918,503
Brown-Forman Corp., Class B	30,884	1,938,898
Casey’s General Stores, Inc.	10,569	1,703,300
Church & Dwight Co., Inc.	22,803	1,715,698
Colgate-Palmolive Co.	29,510	2,169,279
Conagra Brands, Inc.	31,928	979,551
Costco Wholesale Corp.	6,073	1,749,692
General Mills, Inc.	33,477	1,845,252
Hormel Foods Corp.	42,777	1,870,638
Kimberly-Clark Corp.	12,335	1,752,187
Lamb Weston Holdings, Inc.	21,019	1,528,502
McCormick & Co., Inc.	10,240	1,600,512
Molson Coors Brewing Co., Class B	27,808	1,598,960
Mondelez International, Inc., Class A	41,774	2,310,938
Monster Beverage Corp.(a)	20,508	1,190,694
PepsiCo, Inc.	17,466	2,394,589
Philip Morris International, Inc.	17,975	1,364,842
Sysco Corp.	27,937	2,218,198
The Boston Beer Co., Inc., Class A(a)	2,452	892,724
The Clorox Co.	10,710	1,626,528
The Coca-Cola Co.	35,842	1,951,238
The Estee Lauder Cos., Inc., Class A	6,312	1,255,772
The Hershey Co.	14,459	2,241,000
The J.M. Smucker Co.	15,626	1,719,173
The Kroger Co.	56,163	1,447,882

Security Description	Shares	Value
Tyson Foods, Inc., Class A	18,150	$1,563,441
US Foods Holding Corp.(a)	43,231	1,776,794
Walgreens Boots Alliance, Inc.	25,612	1,416,600
Walmart, Inc.	18,888	2,241,628
		51,297,212
Energy (2.8%):
Cabot Oil & Gas Corp.	73,624	1,293,574
Chevron Corp.	15,476	1,835,454
ConocoPhillips	25,641	1,461,024
Continental Resources, Inc.(a)(b)	26,945	829,637
Diamondback Energy, Inc.	10,468	941,178
EOG Resources, Inc.	14,418	1,070,104
Exxon Mobil Corp.	27,273	1,925,746
Halliburton Co.	54,073	1,019,276
HollyFrontier Corp.	24,923	1,336,870
Kinder Morgan, Inc.	88,266	1,819,162
Marathon Oil Corp.	79,361	973,759
Occidental Petroleum Corp.	29,956	1,332,143
ONEOK, Inc.	21,985	1,620,075
Phillips 66	15,380	1,574,912
Schlumberger Ltd.	36,182	1,236,339
Valero Energy Corp.	15,978	1,361,965
		21,631,218
Financials (17.3%):
Aflac, Inc.	40,669	2,127,802
Ally Financial, Inc.	48,154	1,596,787
American Express Co.	15,702	1,857,233
Ameriprise Financial, Inc.	10,254	1,508,363
Arch Capital Group Ltd.(a)	49,736	2,087,917
Arthur J. Gallagher & Co.	22,955	2,056,079
Assurant, Inc.	14,581	1,834,581
Bank of America Corp.	53,345	1,556,074
BB&T Corp.	36,033	1,923,081
BlackRock, Inc., Class A	3,950	1,760,278
BOK Financial Corp.	18,872	1,493,719
Brown & Brown, Inc.	58,907	2,124,186
Capital One Financial Corp.	15,971	1,453,042
CBOE Holdings, Inc.	15,536	1,785,242
Chubb Ltd.	13,921	2,247,406
Citigroup, Inc.	22,128	1,528,602
Citizens Financial Group, Inc.	40,079	1,417,594
CME Group, Inc.	9,448	1,996,740
Comerica, Inc.	21,385	1,411,196
Commerce Bancshares, Inc., Class C(b)	31,923	1,936,130
Credit Acceptance Corp.(a)	3,281	1,513,558
Discover Financial Services	18,669	1,513,869
E*TRADE Financial Corp.	32,902	1,437,488
East West Bancorp, Inc.	27,974	1,238,968
Erie Indemnity Co., Class A	5,866	1,089,023
FactSet Research Systems, Inc.	6,003	1,458,549
Fidelity National Financial, Inc., Class A	42,929	1,906,477
Fifth Third BanCorp.	54,866	1,502,231
First American Financial Corp.	31,580	1,863,536
First Republic Bank(b)	16,175	1,564,123
Franklin Resources, Inc.(b)	56,765	1,638,238
Globe Life, Inc.	22,826	2,185,818

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	38,639	$2,341,910
Huntington Bancshares, Inc.	111,665	1,593,460
Intercontinental Exchange, Inc.	23,947	2,209,589
Invesco Ltd.	83,019	1,406,342
JPMorgan Chase & Co.	16,884	1,987,078
KeyCorp	80,173	1,430,286
Lincoln National Corp.	24,446	1,474,583
LPL Financial Holdings, Inc.	15,997	1,310,154
M&T Bank Corp.	10,794	1,705,128
MarketAxess Holdings, Inc.	3,537	1,158,368
Marsh & McLennan Co., Inc.	21,447	2,145,772
MetLife, Inc.	38,811	1,830,327
Moody’s Corp.	7,333	1,502,018
Morgan Stanley	35,193	1,501,685
Morningstar, Inc.	12,127	1,772,240
MSCI, Inc.	6,085	1,325,009
New York Community Bancorp, Inc.	135,516	1,700,726
Northern Trust Corp.	17,196	1,604,731
People’s United Financial, Inc.	113,417	1,773,275
Principal Financial Group, Inc.	26,736	1,527,695
Prudential Financial, Inc.	17,914	1,611,364
Raymond James Financial, Inc.	19,152	1,579,274
Regions Financial Corp.	90,238	1,427,565
Reinsurance Group of America, Inc.	12,424	1,986,349
S&P Global, Inc.	7,192	1,761,896
Santander Consumer USA Holdings, Inc.	54,577	1,392,259
SEI Investments Co.	26,838	1,590,286
Signature Bank	11,795	1,406,200
State Street Corp.	27,825	1,646,962
SVB Financial Group(a)	5,513	1,151,941
Synchrony Financial	46,491	1,584,878
Synovus Financial Corp.	35,751	1,278,456
T. Rowe Price Group, Inc.	13,724	1,567,967
TCF Financial Corp.	31,758	1,209,027
TD Ameritrade Holding Corp.	32,553	1,520,225
The Bank of New York Mellon Corp.	38,013	1,718,568
The Charles Schwab Corp.	35,196	1,472,249
The Goldman Sachs Group, Inc.	6,931	1,436,311
The PNC Financial Services Group, Inc.	13,445	1,884,451
The Progressive Corp.	22,061	1,704,212
The Travelers Co., Inc.	16,179	2,405,657
U.S. Bancorp	39,607	2,191,852
Voya Financial, Inc.	30,979	1,686,497
W.R. Berkley Corp.	32,835	2,371,672
Wells Fargo & Co.	37,481	1,890,542
Zions Bancorp NA	34,229	1,523,875
		130,914,841
Health Care (11.0%):
Abbott Laboratories	19,643	1,643,530
ABIOMED, Inc.(a)	4,017	714,584
Agilent Technologies, Inc.	19,271	1,476,737
Align Technology, Inc.(a)	4,042	731,279
AmerisourceBergen Corp.	15,740	1,295,874
Amgen, Inc.	7,478	1,447,068
Anthem, Inc.	4,615	1,108,062
Baxter International, Inc.	22,993	2,011,197
Biogen, Inc.(a)	3,889	905,437
Bio-Techne Corp.	7,153	1,399,628

Security Description	Shares	Value
Boston Scientific Corp.(a)	34,967	$1,422,807
Bristol-Myers Squibb Co.	26,674	1,352,639
Bruker Corp.	25,292	1,111,078
Cardinal Health, Inc.	28,869	1,362,328
Centene Corp.(a)	22,618	978,455
Cerner Corp.	22,769	1,552,163
Charles River Laboratories International, Inc.(a)	9,534	1,262,016
Chemed Corp.	4,473	1,867,790
Cigna Corp.	7,356	1,116,567
Danaher Corp.	12,267	1,771,723
Dentsply Sirona, Inc.	24,890	1,326,886
Edwards Lifesciences Corp.(a)	5,646	1,241,612
Elanco Animal Health, Inc.(a)	48,185	1,281,239
Eli Lilly & Co.	14,699	1,643,789
Encompass Health Corp.	23,163	1,465,755
Exelixis, Inc.(a)	47,255	835,705
Gilead Sciences, Inc.	26,031	1,649,844
HCA Healthcare, Inc.	10,321	1,242,855
Henry Schein, Inc.(a)	25,028	1,589,278
Hill-Rom Holdings, Inc.	14,195	1,493,740
Humana, Inc.	4,293	1,097,591
IDEXX Laboratories, Inc.(a)	4,950	1,346,054
Illumina, Inc.(a)	3,647	1,109,490
Incyte Pharmaceuticals, Inc.(a)	13,469	999,804
Insulet Corp.(a)(b)	5,675	935,978
Intuitive Surgical, Inc.(a)	2,428	1,310,950
IQVIA Holdings, Inc.(a)	9,742	1,455,260
Jazz Pharmaceuticals PLC(a)	9,225	1,182,092
Johnson & Johnson	14,290	1,848,840
Laboratory Corp. of America Holdings(a)	10,038	1,686,384
Masimo Corp.(a)	8,591	1,278,255
Medtronic PLC	18,764	2,038,145
Merck & Co., Inc.	22,463	1,890,935
Mettler-Toledo International, Inc.(a)	2,188	1,541,227
Molina Healthcare, Inc.(a)	6,558	719,544
PerkinElmer, Inc.(b)	16,807	1,431,452
PRA Health Sciences, Inc.(a)	12,306	1,221,124
Quest Diagnostics, Inc.	16,401	1,755,399
Regeneron Pharmaceuticals, Inc.(a)	4,194	1,163,416
ResMed, Inc.	8,397	1,134,519
Stryker Corp.	7,041	1,522,968
Teleflex, Inc.	3,983	1,353,224
The Cooper Co., Inc.	5,584	1,658,448
Thermo Fisher Scientific, Inc.	5,518	1,607,227
UnitedHealth Group, Inc.	6,076	1,320,436
Universal Health Services, Inc., Class B	9,901	1,472,774
Varian Medical Systems, Inc.(a)	14,547	1,732,402
Veeva Systems, Inc., Class A(a)	6,076	927,744
Vertex Pharmaceuticals, Inc.(a)	6,951	1,177,638
Waters Corp.(a)	5,903	1,317,727
West Pharmaceutical Services, Inc.	10,667	1,512,794
Zoetis, Inc.	13,066	1,627,893
		84,679,399
Industrials (16.6%):
3M Co.	8,746	1,437,842
A.O. Smith Corp.	31,706	1,512,693
AECOM(a)	44,223	1,661,016

Security Description	Shares	Value
AGCO Corp.	18,370	$1,390,609
Alaska Air Group, Inc.	24,497	1,590,101
Allegion PLC	19,081	1,977,745
Allison Transmission Holdings, Inc.	33,589	1,580,362
AMERCO, Inc.	5,050	1,969,702
American Airlines Group, Inc.	36,763	991,498
AMETEK, Inc.	21,586	1,982,026
BWX Technologies, Inc.	22,512	1,287,912
C.H. Robinson Worldwide, Inc.	19,810	1,679,492
Carlisle Cos., Inc.	11,717	1,705,292
Caterpillar, Inc.	11,113	1,403,683
Cintas Corp.	6,328	1,696,537
Copart, Inc.(a)	22,931	1,842,047
CoStar Group, Inc.(a)(c)	2,155	1,278,346
CSX Corp.	22,835	1,581,780
Cummins, Inc.	10,311	1,677,290
Deere & Co.	8,328	1,404,767
Delta Air Lines, Inc.	24,619	1,418,054
Donaldson Co., Inc.(b)	31,531	1,642,134
Dover Corp.	16,492	1,641,944
Eaton Corp. PLC, ADR	20,304	1,688,278
Emerson Electric Co.	26,573	1,776,671
Expeditors International of Washington, Inc.	23,624	1,755,027
Fastenal Co.	48,720	1,591,682
Flowserve Corp.	26,893	1,256,172
Fortive Corp.	23,670	1,622,815
Fortune Brands Home & Security, Inc.	26,240	1,435,328
Gardner Denver Holdings, Inc.(a)	37,055	1,048,286
General Dynamics Corp.	9,271	1,694,090
Graco, Inc.	37,306	1,717,568
HD Supply Holdings, Inc.(a)	46,420	1,818,504
HEICO Corp.	9,917	1,238,435
Hexcel Corp.	19,460	1,598,250
Honeywell International, Inc.	12,129	2,052,227
Hubbell, Inc.	11,950	1,570,230
Huntington Ingalls Industries, Inc.(b)	7,631	1,616,169
IDEX Corp.	10,363	1,698,288
Illinois Tool Works, Inc.	10,531	1,647,996
Ingersoll-Rand PLC	14,603	1,799,236
J.B. Hunt Transport Services, Inc.	12,220	1,352,143
Kansas City Southern	11,780	1,566,858
Knight-Swift Transportation Holdings, Inc.	25,440	923,472
L3Harris Technologies, Inc.	6,979	1,456,099
Lennox International, Inc.	6,926	1,682,810
Lockheed Martin Corp.	4,918	1,918,314
Masco Corp.	31,019	1,292,872
Nordson Corp.	11,011	1,610,469
Norfolk Southern Corp.	8,425	1,513,636
Northrop Grumman Corp.	4,244	1,590,609
Old Dominion Freight Line, Inc.	8,371	1,422,819
Owens Corning, Inc.	20,425	1,290,860
PACCAR, Inc.	24,658	1,726,307
Parker-Hannifin Corp.	8,370	1,511,706
Republic Services, Inc., Class A	29,992	2,595,808
Robert Half International, Inc.	23,972	1,334,282
Rockwell Automation, Inc.	9,031	1,488,309
Rollins, Inc.	44,113	1,502,930
Roper Technologies, Inc.	5,033	1,794,768
Snap-on, Inc.	9,753	1,526,735

Security Description	Shares	Value
Southwest Airlines Co.	27,547	$1,487,813
Spirit Aerosystems Holdings, Inc., Class A	15,530	1,277,187
Teledyne Technologies, Inc.(a)	5,675	1,827,293
Textron, Inc.	28,974	1,418,567
The Middleby Corp.(a)	12,671	1,481,240
Toro Co.	26,104	1,913,423
TransDigm Group, Inc.	2,356	1,226,699
TransUnion	17,632	1,430,132
Union Pacific Corp.	8,896	1,440,974
United Airlines Holdings, Inc.(a)	17,030	1,505,623
United Parcel Service, Inc., Class B	11,441	1,370,861
United Rentals, Inc.(a)	8,313	1,036,132
United Technologies Corp.	11,899	1,624,451
Verisk Analytics, Inc., Class A	14,323	2,265,038
W.W. Grainger, Inc.	4,862	1,444,743
Waste Management, Inc.	20,370	2,342,550
Watsco, Inc.	10,060	1,701,951
Woodward, Inc.	11,950	1,288,569
XPO Logistics, Inc.(a)	9,048	647,565
Xylem, Inc.	22,171	1,765,255
		128,575,996
Information Technology (15.8%):
Accenture PLC, Class A	9,571	1,840,981
Adobe, Inc.(a)	4,553	1,257,766
Advanced Micro Devices, Inc.(a)	19,270	558,637
Akamai Technologies, Inc.(a)	17,416	1,591,474
Alliance Data Systems Corp.	8,501	1,089,233
Amphenol Corp., Class A	18,256	1,761,703
Analog Devices, Inc.	11,175	1,248,583
ANSYS, Inc.(a)	7,208	1,595,563
Apple, Inc.	5,907	1,322,991
Applied Materials, Inc.	21,006	1,048,199
Arista Networks, Inc.(a)	4,128	986,262
Aspen Technology, Inc.(a)	8,478	1,043,472
Automatic Data Processing, Inc.	10,847	1,750,923
Black Knight, Inc.(a)	36,988	2,258,486
Booz Allen Hamilton Holdings Corp.	24,832	1,763,569
Broadcom, Inc.	4,086	1,128,022
Broadridge Financial Solutions, Inc.	14,302	1,779,598
CACI International, Inc., Class A(a)	7,165	1,656,978
Cadence Design Systems, Inc.(a)	20,305	1,341,754
CDW Corp.	11,865	1,462,243
Ciena Corp.(a)	20,740	813,630
Cisco Systems, Inc.	29,936	1,479,138
Citrix Systems, Inc.	24,219	2,337,617
Cognex Corp.	22,714	1,115,939
Cognizant Technology Solutions Corp., Class A	22,444	1,352,588
Corning, Inc.	45,623	1,301,168
Dolby Laboratories, Inc., Class A	23,404	1,512,835
DXC Technology Co.	23,670	698,265
Entegris, Inc.	25,730	1,210,854
EPAM Systems, Inc.(a)	6,610	1,205,135
Euronet Worldwide, Inc.(a)	9,295	1,359,859
F5 Networks, Inc.(a)	10,550	1,481,431
Fair Isaac Corp.(a)	3,744	1,136,379
Fidelity National Information Services, Inc.	13,355	1,773,010
Fiserv, Inc.(a)	14,184	1,469,321

Security Description	Shares	Value
FleetCor Technologies, Inc.(a)	5,267	$1,510,470
FLIR Systems, Inc.(b)	32,005	1,683,143
Fortinet, Inc.(a)	13,910	1,067,732
Gartner, Inc.(a)	9,185	1,313,363
Genpact Ltd.	45,869	1,777,424
Global Payments, Inc.	9,504	1,511,136
HP, Inc.	62,301	1,178,735
Intel Corp.	26,981	1,390,332
International Business Machines Corp.	12,209	1,775,433
IPG Photonics Corp.(a)(b)	7,398	1,003,169
Jack Henry & Associates, Inc.	13,928	2,033,070
Juniper Networks, Inc.	66,508	1,646,073
KLA Corp.	7,629	1,216,444
Lam Research Corp.	4,631	1,070,270
Leidos Holdings, Inc.	18,875	1,620,985
Manhattan Associates, Inc.(a)(b)	12,541	1,011,682
Mastercard, Inc., Class A	5,675	1,541,160
Maxim Integrated Products, Inc.	22,845	1,322,954
Microchip Technology, Inc.	11,961	1,111,297
Micron Technology, Inc.(a)	17,663	756,860
Microsoft Corp.(c)	11,233	1,561,724
Monolithic Power Systems, Inc.	7,075	1,101,082
Motorola Solutions, Inc.	7,839	1,335,844
National Instruments Corp.	33,675	1,414,013
NetApp, Inc.	20,074	1,054,086
Nvidia Corp.	5,046	878,357
ON Semiconductor Corp.(a)	47,764	917,546
Oracle Corp.	33,621	1,850,164
Paychex, Inc.	24,818	2,054,185
Paycom Software, Inc.(a)	4,221	884,257
Paylocity Holding Corp.(a)(b)	8,348	814,598
PayPal Holdings, Inc.(a)	13,048	1,351,642
Qorvo, Inc.(a)	14,962	1,109,283
RealPage, Inc.(a)	21,895	1,376,320
Sabre Corp.	59,430	1,330,935
Salesforce.com, Inc.(a)	8,017	1,190,043
Seagate Technology PLC	22,116	1,189,620
Skyworks Solutions, Inc.	13,156	1,042,613
SS&C Technologies Holdings, Inc.	22,750	1,173,218
Synopsys, Inc.(a)	10,616	1,457,046
TE Connectivity Ltd.	17,229	1,605,398
Teradyne, Inc.	16,699	967,039
Texas Instruments, Inc.	10,316	1,333,240
The Trade Desk, Inc., Class A(a)	2,384	447,119
The Western Union Co.	93,570	2,168,016
Trimble Navigation Ltd.(a)	34,967	1,357,069
Tyler Technologies, Inc.(a)	6,285	1,649,813
Ubiquiti, Inc.	9,019	1,066,587
Universal Display Corp.	3,736	627,274
VeriSign, Inc.(a)	8,389	1,582,417
Visa, Inc., Class A	9,989	1,718,208
VMware, Inc., Class A	6,812	1,022,209
WEX, Inc.(a)	6,642	1,342,149
Xerox Holdings Corp.	36,887	1,103,290
Xilinx, Inc.	7,887	756,363
Zebra Technologies Corp.(a)	4,329	893,376
		121,001,481

Security Description	Shares	Value
Materials (5.6%):
Air Products & Chemicals, Inc.	9,004	$1,997,627
Albemarle Corp.(b)	16,755	1,164,808
AptarGroup, Inc.	18,692	2,214,067
Ball Corp.	22,177	1,614,707
Celanese Corp., Series A	12,018	1,469,681
CF Industries Holdings, Inc.	23,660	1,164,072
Crown Holdings, Inc.(a)	22,829	1,508,084
Eastman Chemical Co.	19,994	1,476,157
Ecolab, Inc.	9,765	1,933,861
FMC Corp.	16,525	1,448,912
International Flavors & Fragrances, Inc.(b)	11,439	1,403,451
International Paper Co.	33,824	1,414,520
LyondellBasell Industries NV, Class A	16,360	1,463,729
Martin Marietta Materials, Inc.	6,016	1,648,986
NewMarket Corp.	3,756	1,773,170
Nucor Corp.	29,050	1,478,936
Packaging Corp. of America	13,779	1,461,952
PPG Industries, Inc.	15,968	1,892,368
Reliance Steel & Aluminum Co.	15,849	1,579,511
Royal Gold, Inc.(b)	11,418	1,406,812
RPM International, Inc.	24,273	1,670,225
Sealed Air Corp.	36,016	1,495,024
Sonoco Products Co.	37,014	2,154,585
Steel Dynamics, Inc.	41,175	1,227,015
The Sherwin-Williams Co.	3,005	1,652,359
Vulcan Materials Co.	11,113	1,680,730
Westlake Chemical Corp.	16,914	1,108,205
WestRock Co.	31,137	1,134,944
		43,638,498
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	28,642	1,518,312
Jones Lang LaSalle, Inc.	8,883	1,235,270
The Howard Hughes Corp.(a)(b)	5,376	696,730
		3,450,312
Utilities (8.2%):
AES Corp.	107,752	1,760,668
Alliant Energy Corp.	45,909	2,475,872
Ameren Corp.	29,791	2,384,770
American Electric Power Co., Inc.	26,948	2,524,758
American Water Works Co., Inc.	18,030	2,239,867
Atmos Energy Corp.	20,888	2,378,934
CenterPoint Energy, Inc.	81,421	2,457,286
CMS Energy Corp.	37,854	2,420,763
Consolidated Edison, Inc.	26,729	2,525,089
DTE Energy Co.	19,859	2,640,452
Duke Energy Corp.	28,621	2,743,609
Evergy, Inc.	36,534	2,431,703
Eversource Energy	31,555	2,697,006
Exelon Corp.	48,839	2,359,412
FirstEnergy Corp.	48,635	2,345,666
IDACORP, Inc.	20,410	2,299,595
MDU Resources Group, Inc.	78,167	2,203,528
NextEra Energy, Inc.	11,442	2,665,872
OGE Energy Corp.	53,417	2,424,063
Pinnacle West Capital Corp.	23,797	2,309,975

Security Description	Shares	Value
PPL Corp.	71,131	$2,239,915
Public Service Enterprise Group, Inc.	38,689	2,401,813
Sempra Energy	17,366	2,563,395
The Southern Co.	42,675	2,636,035
WEC Energy Group, Inc.	25,417	2,417,157
Xcel Energy, Inc.	38,100	2,472,309
		63,019,512
Total Common Stocks (Cost $701,211,125)		767,220,163

Collateral for Securities Loaned^ (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	3,792,729	3,792,729
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	4,306,949	4,306,949
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	126,872	126,872
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	2,401,678	2,401,678
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	2,085,832	2,085,832
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	3,729,034	3,729,034
Total Collateral for Securities Loaned (Cost $16,443,094)		16,443,094
Total Investments (Cost $717,654,219) — 101.8%		783,663,257
Liabilities in excess of other assets — (1.8)%		(13,493,719)
NET ASSETS - 100.00%		$770,169,538

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	16	12/20/19	$2,399,607	$2,382,800	$(16,807)

	Total unrealized appreciation				$—
	Total unrealized depreciation				$(16,807)
	Total net unrealized appreciation(depreciation)				$(16,807)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (2.4%):
AMC Networks, Inc., Class A(a)	1,522	$74,821
Cogent Communications Holdings, Inc.	1,168	64,357
Fluent, Inc.(a)	8,756	23,948
John Wiley & Sons, Inc., Class A	1,307	57,429
MSG Networks, Inc., Class A(a)	2,983	48,384
QuinStreet, Inc.(a)	2,832	35,655
Shenandoah Telecommunications Co.	1,845	58,616
TechTarget, Inc.(a)	1,742	39,239
Telephone & Data Systems, Inc.	1,998	51,548
The Marcus Corp.	1,976	73,132
The Meet Group, Inc.(a)	9,082	29,744
WideOpenWest, Inc.(a)	8,316	51,227
Yelp, Inc.(a)	1,613	56,051
		664,151
Consumer Discretionary (15.0%):
Acushnet Holdings Corp.	2,691	71,043
American Eagle Outfitters, Inc.	2,724	44,183
American Public Education, Inc.(a)	1,856	41,463
America’s Car-Mart, Inc.(a)	664	60,889
Asbury Automotive Group, Inc.(a)	741	75,826
At Home Group, Inc.(a)	2,926	28,148
BJ’s Restaurants, Inc.	1,360	52,822
Bloomin’ Brands, Inc.	3,035	57,453
Boot Barn Holdings, Inc.(a)	1,099	38,355
Boyd Gaming Corp.	2,000	47,900
Brinker International, Inc.(b)	1,426	60,847
Cavco Industries, Inc.(a)	221	42,452
Century Communities, Inc.(a)	1,789	54,797
Conn’s, Inc.(a)	1,923	47,806
Core-Mark Holding Co., Inc.	1,538	49,393
Dave & Buster’s Entertainment, Inc.	1,031	40,157
Del Taco Restaurants, Inc.(a)	5,325	54,448
Denny’s Corp.(a)	3,794	86,370
Dineequity, Inc.	691	52,419
Dorman Products, Inc.(a)	805	64,030
Fox Factory Holding Corp.(a)	789	49,107
Funko, Inc.(a)	1,524	31,356
Garrett Motion, Inc.(a)	4,266	42,489
G-III Apparel Group Ltd.(a)	1,938	49,942
Group 1 Automotive, Inc.	806	74,401
Haverty Furniture Cos., Inc.	2,771	56,168
Hilton Grand Vacations, Inc.(a)	1,546	49,472
Hooker Furniture Corp.	2,349	50,363
Installed Building Products, Inc.(a)	874	50,115
iRobot Corp.(a)	594	36,632
Jack in the Box, Inc.	738	67,247
KB Home	2,012	68,408
La-Z-Boy, Inc.	1,660	55,759
LCI Industries	594	54,559
LGI Homes, Inc.(a)	572	47,659
M/I Homes, Inc.(a)	1,455	54,781
Malibu Boats, Inc., Class A(a)	1,527	46,848
MarineMax, Inc.(a)	2,798	43,313
Mastercraft Boat Holdings, Inc.(a)	2,583	38,551
MDC Holdings, Inc.	1,679	72,365
Meritage Homes Corp.(a)	775	54,521

Security Description	Shares	Value
Modine Manufacturing Co.(a)	3,701	$42,080
Monarch Casino & Resort, Inc.(a)	1,609	67,079
Monro, Inc	735	58,072
Movado Group, Inc.	1,742	43,306
Murphy USA, Inc.(a)	856	73,017
Oxford Industries, Inc.	815	58,436
PetMed Express, Inc.	2,751	49,573
Rent-A-Center, Inc.	1,809	46,654
RH Corp.(a)	249	42,537
Ruth’s Hospitality Group, Inc.	4,288	87,541
Sally Beauty Holdings, Inc.(a)	3,513	52,309
Shoe Carnival, Inc.	1,093	35,424
Shutterstock, Inc.(a)	1,554	56,130
Sleep Number Corp.(a)	903	37,312
Sonic Automotive, Inc., Class A	1,466	46,047
Stamps.com, Inc.(a)	262	19,506
Standard Motor Products, Inc.	1,591	77,243
Steven Madden Ltd.	1,759	62,955
Stitch Fix, Inc.(a)	1,591	30,627
Stoneridge, Inc.(a)	2,068	64,046
Sturm Ruger & Co., Inc.	1,357	56,668
Tailored Brands, Inc.	4,269	18,784
Taylor Morrison Home Corp., Class A(a)	2,609	67,677
The Buckle, Inc.	2,163	44,558
The Cheesecake Factory, Inc.	1,874	78,108
The Children’s Place, Inc.	477	36,724
The Michaels Cos., Inc.(a)	5,833	57,105
Tilly’s, Inc.	3,413	32,219
TRI Pointe Group, Inc.(a)	4,190	63,018
Tupperware Brands Corp.	2,642	41,929
Urban Outfitters, Inc.(a)	2,162	60,731
Visteon Corp.(a)	483	39,867
William Lyon Homes, Class A(a)	2,637	53,689
Wingstop, Inc.	596	52,019
Winnebago Industries, Inc.	1,462	56,068
Wolverine World Wide, Inc.	2,198	62,115
YETI Holdings, Inc.(a)(b)	1,053	29,484
Zumiez, Inc.(a)	1,575	49,888
		4,115,402
Consumer Staples (4.7%):
B&G Foods, Inc.(b)	3,021	57,127
Central Garden & Pet Co., Class A(a)	1,604	44,471
elf Beauty, Inc.(a)	1,903	33,322
Hostess Brands, Inc.(a)	5,941	83,085
Ingles Markets, Inc., Class A	1,604	62,331
Inter Parfums, Inc.	1,087	76,056
John B. Sanfilippo & Son, Inc.	688	66,461
Lifevantage Corp.(a)	2,945	40,347
Medifast, Inc.	431	44,665
MGP Ingredients, Inc.	710	35,273
National Beverage Corp.	1,117	49,550
PriceSmart, Inc.	1,009	71,740
Sprouts Farmers Markets, Inc.(a)	4,170	80,648
The Chefs’ Warehouse, Inc.(a)	1,587	63,988
The Simply Good Foods Co.(a)	1,972	57,168
Tootsie Roll Industries, Inc.	2,826	104,958
Turning Point Brands, Inc.	1,003	23,129
Universal Corp.	1,218	66,759

Security Description	Shares	Value
USANA Health Sciences, Inc.(a)	621	$42,470
Vector Group Ltd.	4,039	48,108
WD-40 Co.	420	77,087
Weis Markets, Inc.(b)	2,143	81,734
		1,310,477
Energy (3.2%):
Apergy Corp.(a)	1,737	46,986
Arch Coal, Inc., Class A(b)	697	51,717
Archrock, Inc.	4,467	44,536
Cactus, Inc.(a)	1,918	55,507
CONSOL Energy, Inc.(a)	3,143	49,125
Core Laboratories N.V.	1,088	50,723
Delek US Holdings, Inc.	1,238	44,939
Falcon Minerals Corp.	7,292	41,929
Gulfport Energy Corp.(a)	12,510	33,902
Liberty Oilfield Services, Inc.(b)	3,359	36,378
Magnolia Oil & Gas Corp.(a)	5,051	56,066
Matrix Service Co.(a)	2,086	35,754
Murphy Oil Corp.	2,582	57,088
Newpark Resources, Inc.(a)	5,965	45,453
Peabody Energy Corp.	2,378	35,004
Propetro Holding Corp.(a)	3,059	27,806
REX American Resources Corp.(a)	827	63,126
Solaris Oilfield Infrastructure, Inc., Class A	3,045	40,864
World Fuel Services Corp.(c)	1,447	57,793
		874,696
Financials (24.5%):
1st Source Corp.	1,759	80,439
Ameris Bancorp	1,752	70,500
AMERISAFE, Inc.	1,385	91,562
Artisan Partners Asset Management, Class A	2,414	68,171
Atlantic Union Bankshares Corp.	1,788	66,594
Axos Financial, Inc.(a)	2,100	58,065
BancFirst Corp.	1,504	83,352
BancorpSouth Bank	2,701	79,977
Banner Corp.	1,267	71,167
Berkshire Hills Bancorp, Inc.	2,298	67,308
Brookline Bancorp, Inc., Class A	5,692	83,843
Cadence Bancorp, Class A	3,027	53,094
Cannae Holdings, Inc.(a)	2,937	80,679
Capitol Federal Financial, Inc.	7,480	103,074
Cathay General Bancorp	2,255	78,327
Centerstate Banks, Inc.	3,235	77,591
City Holding Co.	1,104	84,180
Cohen & Steers, Inc.	1,570	86,240
Columbia Banking System, Inc.	2,005	73,985
Columbia Financial, Inc.(a)	6,718	106,078
CVB Financial Corp.	4,026	84,023
Eagle Bancorp, Inc.	1,122	50,064
Employers Holdings, Inc.	1,943	84,676
Encore Capital Group, Inc.(a)	1,177	39,224
Enterprise Financial Services Corp.	1,733	70,620
FB Financial Corp.	1,873	70,331
FBL Financial Group, Inc., Class A	1,520	90,455
First Bancorp, Inc.	6,925	69,112
First Busey Corp.	3,299	83,399

Security Description	Shares	Value
First Commonwealth Financial Corp.	6,469	$85,908
First Financial Bancorp	2,931	71,736
First Interstate BancSystem, Inc., Class A	2,211	88,970
First Merchants Corp.	1,855	69,813
First Midwest Bancorp, Inc.	3,553	69,212
Flagstar Bancorp, Inc., Class A	2,222	82,992
Fulton Financial Corp.	5,036	81,482
Goosehead Insurance, Inc.	757	37,358
Great Western Bancorp, Inc.	2,258	74,514
Green Dot Corp.(a)	878	22,170
Heartland Financial USA, Inc.	1,558	69,705
Hilltop Holdings, Inc.	3,105	74,178
Home BancShares, Inc.	3,600	67,662
Hope Bancorp, Inc.	4,832	69,291
Houlihan Lokey, Inc.	1,758	79,286
Independent Bank Corp.	1,044	77,935
Independent Bank Group, Inc.	1,337	70,340
International Bancshares Corp.	2,014	77,781
James River Group Holdings Ltd.	1,968	100,840
Kearny Financial Corp.	7,200	93,888
Kinsale Capital Group, Inc.	690	71,284
Lakeland Financial Corp.	1,965	86,421
Meta Financial Group, Inc.	1,651	53,839
Moelis & Co., Class A	1,686	55,385
National General Holdings Corp.	3,237	74,516
Navient Corp.	4,359	55,795
NBT Bancorp, Inc.	2,397	87,706
Nelnet, Inc., Class A	1,256	79,881
NMI Holdings, Inc., Class A(a)	1,963	51,548
Northwest Bancshares, Inc.	6,659	109,142
Oceanfirst Financial Corp.	4,166	98,318
Old National Bancorp	4,642	79,866
Pacific Premier Bancorp, Inc.	2,042	63,690
Park National Corp.	833	78,977
Pennymac Financial Services(a)	2,596	78,866
PRA Group, Inc.(a)	1,797	60,721
Provident Financial Services, Inc.	3,706	90,908
Renasant Corp.	2,109	73,836
S&T Bancorp, Inc.	2,289	83,617
Safety Insurance Group, Inc.	945	95,757
Sandy Spring Bancorp, Inc.	2,372	79,960
Seacoast Banking Corp. of Florida(a)	2,941	74,437
ServisFirst Bancshares, Inc.	2,251	74,621
Simmons First National Corp., Class A	2,702	67,280
South State Corp.	982	73,945
Southside Bancshares, Inc.	2,453	83,672
Texas Capital Bancshares, Inc.(a)	1,045	57,109
Tompkins Financial Corp.(b)	975	79,102
Towne Bank	2,856	79,411
Trico Bancshares	2,415	87,665
Trustmark Corp.	2,437	83,126
United Community Banks, Inc.	2,583	73,228
Veritex Holdings, Inc.	2,851	69,180
Victory Capital Holdings, Inc.	2,918	44,879
Waddell & Reed Financial, Inc., Class A	3,998	68,686
Walker & Dunlop, Inc.	1,242	69,465
Washington Federal, Inc.	2,355	87,111
WesBanco, Inc.	2,238	83,634
Westamerica Bancorp	1,452	90,284

Security Description	Shares	Value
World Acceptance Corp.(a)	318	$40,548
WSFS Financial Corp.	1,843	81,276
		6,749,883
Health Care (7.2%):
Addus HomeCare Corp.(a)	646	51,215
AMN Healthcare Services, Inc.(a)	989	56,927
Amphastar Pharmaceuticals, Inc.(a)	2,424	48,068
ANI Pharmaceuticals, Inc.(a)	880	64,134
Anika Therapeutics, Inc.(a)	637	34,965
Atrion Corp.	107	83,372
Biolife Solutions, Inc.(a)	1,399	23,258
Biospecifics Technologies Corp.(a)	969	51,860
BioTelemetry, Inc.(a)	1,073	43,703
Computer Programs & Systems	2,506	56,661
CONMED Corp.	688	66,151
Corcept Therapeutics, Inc.(a)	3,001	42,419
CorVel Corp.(a)	903	68,357
Eagle Pharmaceuticals, Inc.(a)	768	43,446
Enanta Pharmaceuticals, Inc.(a)	609	36,589
HealthStream, Inc.(a)	3,084	79,844
Innoviva, Inc.(a)	4,414	46,524
Inogen, Inc.(a)	612	29,321
Integer Holdings Corp.(a)	797	60,221
Iradimed Corp.(a)	1,520	31,950
Lantheus Holdings, Inc.(a)	1,815	45,493
LeMaitre Vascular, Inc.	1,441	49,253
Medpace Holdings, Inc.(a)	475	39,919
Meridian Bioscience, Inc.	4,980	47,260
Merit Medical Systems, Inc.(a)	1,265	38,532
National Healthcare Corp.	1,196	97,893
Nextgen Healthcare, Inc.(a)	3,168	49,643
Omnicell, Inc.(a)	590	42,639
Patterson Cos., Inc.	3,959	70,549
Phibro Animal Health Corp., Class A	1,695	36,154
Quidel Corp.(a)	733	44,970
Select Medical Holdings Corp.(a)	3,409	56,487
Simulations Plus, Inc.	1,194	41,432
STAAR Surgical Co.(a)	1,091	28,126
Supernus Pharmaceuticals, Inc.(a)	1,599	43,941
Tactile Systems Technology, Inc.(a)	702	29,709
The Ensign Group, Inc.	1,037	49,185
Tivity Health, Inc.(a)	2,636	43,837
US Physical Therapy, Inc.	498	65,014
Utah Medical Products, Inc.	530	50,795
		1,989,816
Industrials (22.7%):
AAON, Inc.	1,208	55,496
ABM Industries, Inc.	1,502	54,553
Aerovironment, Inc.(a)	887	47,508
Aircastle Ltd.	3,400	76,262
Alamo Group, Inc.	607	71,456
Albany International Corp.	792	71,407
Allegiant Travel Co.	469	70,191
Ameresco, Inc.(a)	3,858	61,998
American Woodmark Corp.(a)	629	55,924
Applied Industrial Technologies, Inc.	1,212	68,842

Security Description	Shares	Value
ArcBest Corp.	1,658	$50,486
Astronics Corp.(a)	1,463	42,983
Atkore International Group, Inc.(a)	2,074	62,946
AZZ, Inc.	1,589	69,217
Barnes Group, Inc.	1,523	78,495
BMC Stock Holdings, Inc.(a)	2,435	63,748
Brady Corp., Class A	1,889	100,211
Builders FirstSource, Inc.(a)	2,380	48,969
Chart Industries, Inc.(a)	743	46,333
Comfort Systems USA, Inc.	1,365	60,374
Continental Building Products, Inc.(a)	2,289	62,467
DMC Global, Inc.	660	29,027
DXP Enterprise, Inc.(a)	1,025	35,588
Echo Global Logistics, Inc.(a)	2,679	60,679
Encore Wire Corp.	1,336	75,190
Energy Recovery, Inc.(a)	4,194	38,857
EnerSys	931	61,390
Ennis, Inc.(b)	3,942	79,668
ESCO Technologies, Inc.	1,097	87,277
Federal Signal Corp.	2,193	71,799
Forward Air Corp.	1,135	72,322
Franklin Electric Co., Inc.	1,491	71,285
GATX Corp.	919	71,250
Gibraltar Industries, Inc.(a)	1,981	91,006
GMS, Inc.(a)	1,298	37,279
H&E Equipment Services, Inc.	1,915	55,267
Hawaiian Holdings, Inc.	1,743	45,771
Healthcare Services Group	1,987	48,264
Heartland Express, Inc.	3,780	81,308
Heidrick & Struggles International, Inc.	1,502	41,005
Helios Technologies, Inc.	867	35,174
Herman Miller, Inc.	1,449	66,784
Hillenbrand, Inc.	2,160	66,701
HNI Corp.	1,926	68,373
Hub Group, Inc., Class A(a)	1,245	57,893
Huron Consulting Group, Inc.(a)	1,018	62,444
ICF International, Inc.	983	83,033
Interface, Inc.	4,821	69,615
JELD-WEN Holding, Inc., Class 2(a)	2,600	50,154
Kadant, Inc.	822	72,163
Kaman Corp.	1,386	82,411
Kennametal, Inc.	1,770	54,410
Kimball International, Inc., Class B	3,536	68,245
Knoll, Inc.	3,176	80,512
Kratos Defense & Security Solutions, Inc.(a)	2,175	40,444
Marten Transport Ltd.	2,713	56,376
Matson, Inc.	1,708	64,067
Matthews International Corp., Class A	1,809	64,021
McGrath RentCorp	1,093	76,062
Meritor, Inc.(a)	2,914	53,909
Mesa Air Group, Inc.(a)	4,418	29,799
Moog, Inc., Class A	746	60,516
MRC Global, Inc.(a)	3,635	44,093
Mueller Industries, Inc.	2,117	60,716
MYR Group, Inc.(a)	1,776	55,571
National Presto Industries, Inc.	714	63,610
NOW, Inc.(a)	3,828	43,907
NV5 Global, Inc.(a)	522	35,637
Patrick Industries, Inc.(a)	1,218	52,228

Security Description	Shares	Value
PGT Innovations, Inc.(a)	3,024	$52,224
Primoris Services Corp.	3,226	63,262
Proto Labs, Inc.(a)	405	41,351
Raven Industries, Inc.	2,017	67,489
Regal Beloit Corp.	1,078	78,532
Resources Connection, Inc.	3,387	57,545
Rush Enterprises, Inc., Class A	1,887	72,800
Ryder System, Inc.	1,064	55,083
Saia, Inc.(a)	620	58,094
Simpson Manufacturing Co., Inc.	1,156	80,192
SkyWest, Inc.	1,072	61,533
SP Plus Corp.(a)	2,306	85,322
Spirit Airlines, Inc.(a)	1,104	40,075
SPX Corp.(a)	1,546	61,855
Standex International Corp.	625	45,588
Steelcase, Inc., Class A	3,878	71,355
Systemax, Inc.	1,802	39,662
Tennant Co.	796	56,277
The Gorman-Rupp Co.	2,301	80,052
The Greenbrier Cos., Inc.	1,994	60,059
Thermon Group Holdings, Inc.(a)	2,961	68,044
TriMas Corp.(a)	2,930	89,806
Trinity Industries, Inc.	2,933	57,721
Triton International Ltd.	1,981	67,037
TrueBlue, Inc.(a)	2,986	63,005
Universal Forest Products, Inc.	1,429	56,989
Universal Logistics Holdings, Inc.	2,423	56,407
US Ecology, Inc.	1,086	69,439
Valmont Industries, Inc.	591	81,818
Vectrus, Inc.(a)	908	36,910
Vicor Corp.(a)	1,137	33,564
Wabash National Corp.	4,194	60,855
Werner Enterprises, Inc.	1,812	63,964
WESCO International, Inc.(a)	1,475	70,461
		6,297,336
Information Technology (10.0%):
Advanced Energy Industries, Inc.(a)	868	49,832
Anixter International, Inc.(a)	918	63,452
AVX Corp.	4,511	68,567
Axcelis Technologies, Inc.(a)	3,021	51,629
Badger Meter, Inc.	1,420	76,253
Belden, Inc.	896	47,793
Benchmark Electronics, Inc.	2,529	73,492
Brooks Automation, Inc.	1,183	43,806
Cass Information Systems, Inc.	1,591	85,898
Comtech Telecommunications Corp.	1,896	61,620
CSG Systems International, Inc.	1,225	63,308
CTS Corp.	2,211	71,548
Digi International, Inc.(a)	4,025	54,821
Diodes, Inc.(a)	1,226	49,224
Ebix, Inc.	1,195	50,310
ePlus, Inc.(a)	574	43,676
Everi Holdings, Inc.(a)	5,023	42,495
EVERTEC, Inc.	1,672	52,200
ExlService Holdings, Inc., Class A(a)	1,150	77,004
Fabrinet(a)	813	42,520
FormFactor, Inc.(a)	2,859	53,306

Security Description	Shares	Value
GreenSky, Inc., Class A(a)(b)	4,424	$30,282
Ichor Holdings Ltd.(a)(b)	1,909	46,160
II-VI, Inc.(a)	1,133	39,893
Insight Enterprises, Inc.(a)	1,269	70,671
Intelligent Systems Corp.(a)	368	15,287
KEMET Corp.	2,035	36,996
ManTech International Corp., Class A	1,062	75,837
Mesa Laboratories, Inc.	183	43,512
Methode Electronics, Inc.	1,584	53,286
MTS Systems Corp.	1,319	72,875
Nanometrics, Inc.(a)	1,516	49,452
Napco Security Technologies, Inc(a)	975	24,882
NIC, Inc.	2,214	45,719
OSI Systems, Inc.(a)	570	57,889
Paysign, Inc.(a)	1,549	15,645
PC Connection, Inc.	1,193	46,408
Perficient, Inc.(a)	1,712	66,049
Photronics, Inc.(a)	4,685	50,973
Plexus Corp.(a)	1,155	72,199
Power Integrations, Inc.	595	53,805
Progress Software Corp.	1,432	54,502
Rogers Corp.(a)	271	37,048
Sanmina Corp.(a)	1,624	52,147
ScanSource, Inc.(a)	2,121	64,797
Semtech Corp.(a)	1,053	51,186
SMART Global Holdings, Inc.(a)	964	24,563
SPS Commerce, Inc.(a)	1,063	50,035
Sykes Enterprises, Inc.(a)	2,668	81,748
TTEC Holdings, Inc.	1,125	53,865
Virtusa Corp.(a)	1,094	39,406
Vishay Intertechnology, Inc.	3,126	52,923
		2,752,794
Materials (7.7%):
Advansix, Inc.(a)	2,140	55,041
Allegheny Technologies, Inc.(a)	2,494	50,504
American Vanguard Corp.	3,960	62,172
Balchem Corp.	663	65,763
Cabot Corp.	1,360	61,635
Carpenter Technology Corp.	1,035	53,468
Chase Corp.	581	63,556
Commercial Metals Co.	3,179	55,251
Domtar Corp.	1,661	59,480
Ferro Corp.(a)	4,480	53,133
Futurefuel Corp.	3,758	44,871
GCP Applied Technologies, Inc.(a)	3,162	60,869
Greif, Inc., Class A	1,178	44,634
H.B. Fuller Co.	1,520	70,771
Hawkins, Inc.	1,164	49,470
Innophos Holdings, Inc.	2,133	69,237
Innospec, Inc.	865	77,106
Intrepid Potash, Inc.(a)	13,991	45,751
Kaiser Aluminum Corp.	773	76,503
Kraton Corp.(a)	1,276	41,202
Kronos Worldwide, Inc.	4,487	55,504
Louisiana Pacific Corp.	2,677	65,801
Minerals Technologies, Inc.	1,141	60,576
Neenah Paper, Inc.	967	62,971
PolyOne Corp.	1,807	58,999

Security Description	Shares	Value
PQ Group Holdings, Inc.(a)	4,363	$69,546
Quaker Chemical Corp.	375	59,303
Ryerson Holding Corp.(a)	5,601	47,777
Schnitzer Steel Industries, Inc.	2,193	45,307
Schweitzer-Mauduit International, Inc.	1,484	55,561
Sensient Technologies Corp.	1,333	91,509
Stepan Co.	803	77,939
SunCoke Energy, Inc.(a)	6,941	39,147
The Chemours Co.	2,484	37,111
United States Steel Corp.	3,156	36,452
Warrior Met Coal, Inc.	2,242	43,764
Worthington Industries, Inc.	1,691	60,961
		2,128,645
Real Estate (0.2%):
Marcus & Millichap, Inc.(a)	1,686	59,836

Utilities (2.0%):
Chesapeake Utilities Corp.	929	88,552
MGE Energy, Inc.	1,042	83,225
Middlesex Water Co.	1,040	67,558
Otter Tail Corp.	1,893	101,748
SJW Corp.	1,648	112,542
Unitil Corp.	1,507	95,604
		549,229
Total Common Stocks (Cost $28,488,121)		27,492,265

Rights (0.0%)(d)
Materials (0.0%):(d)
Schulman, Inc.Expires 12/31/49 @ $0.00(a)(e)(h)	1,471	—	(g)
Total Right (Cost $2,942)		—

Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(f)	61,166	61,166
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(f)	69,459	69,459
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(f)	2,046	2,046
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(f)	38,732	38,732
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(f)	33,639	33,639

Security Description	Shares or Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(f)	60,139	$60,139
Total Collateral for Securities Loaned (Cost $265,181)		265,181
Total Investments (Cost $28,756,244) — 100.6%		27,757,446
Liabilities in excess of other assets — (0.6)%		(152,098)
NET ASSETS - 100.00%		$27,605,348

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(f)	Rate disclosed is the daily yield on September 30, 2019.
(g)	Rounds to less than $1
(h)	Illiquid

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	1	12/20/19	$78,962	$76,250	$(2,712)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(2,712)
	Total net unrealized appreciation(depreciation)				$(2,712)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Australia (5.9%):
Communication Services (0.3%):
Rea Group, Ltd.	1,851	$135,173
Telstra Corp. Ltd.	67,602	160,118
		295,291
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	6,418	132,524

Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	9,270	116,163
Wesfarmers Ltd.	6,371	171,106
Woolworths Group Ltd.	8,540	214,837
		502,106
Energy (0.5%):
Origin Energy Ltd.	25,814	138,832
Santos Ltd.	28,667	149,533
Woodside Petroleum Ltd.	7,482	163,482
		451,847
Financials (2.0%):
ASX Ltd.	3,560	194,754
Australia & New Zealand Banking Group Ltd.	9,257	178,154
Commonwealth Bank of Australia	3,692	201,377
Insurance Australia Group Ltd.	34,764	185,324
Macquarie Group Ltd.	2,153	190,439
National Australia Bank Ltd.	10,662	213,683
QBE Insurance Group Ltd.	20,880	176,968
Suncorp Group Ltd. (a)	18,350	169,022
Westpac Banking Corp.	8,535	170,709
		1,680,430
Health Care (0.8%):
Cochlear Ltd.	919	129,083
CSL Ltd.	1,012	159,586
Ramsay Health Care Ltd.	3,842	168,181
Sonic Healthcare Ltd.	9,669	183,016
		639,866
Industrials (0.4%):
Aurizon Holdings Ltd.	50,279	200,177
Brambles Ltd.	22,970	176,702
		376,879
Information Technology (0.1%):
Wisetech Global, Ltd.	3,037	71,175

Materials (0.8%):
BHP Group Ltd.	6,932	171,766
BHP Group PLC	6,591	140,365
Fortescue Metals Group Ltd.	14,760	87,648
Newcrest Mining Ltd.	5,323	124,821
Rio Tinto Ltd.	2,330	145,703
		670,303
Utilities (0.2%):
AGL Energy Ltd.	12,629	163,282
		4,983,703
Austria (0.3%):
Energy (0.2%):
OMV AG	2,954	158,517

Security Description	Shares	Value
Financials (0.1%):
Erste Group Bank AG	3,746	$123,859
		282,376
Belgium (1.3%):
Communication Services (0.2%):
Proximus SADP	5,465	162,295

Consumer Staples (0.1%):
Anheuser-Busch InBev SA/NV	1,487	141,667

Financials (0.5%):
Ageas	4,622	256,285
KBC Group NV	2,563	166,528
		422,813
Health Care (0.2%):
UCB SA	2,368	171,871

Materials (0.3%):
Solvay SA, Class A	1,285	133,037
Umicore SA	2,721	102,690
		235,727
		1,134,373
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	3,000	160,500

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	29,800	167,476
		327,976
Canada (11.4%):
Communication Services (1.4%):
BCE, Inc.	6,967	337,016
Rogers Communications, Inc.	4,936	240,447
Shaw Communications, Inc., Class B	13,563	266,509
TELUS Corp.	9,836	350,093
		1,194,065
Consumer Discretionary (0.7%):
Dollarama, Inc.	3,385	121,198
Gildan Activewear, Inc.	5,371	190,643
Magna International, Inc.	2,672	142,445
Restaurant Brands International, Inc.	1,970	140,087
		594,373
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc., Class B	5,926	181,623
Empire Co. Ltd., Class A	5,764	156,076
Loblaw Cos. Ltd.	4,996	284,591
METRO, Inc.	7,051	310,474
Saputo, Inc.	6,109	187,785
		1,120,549
Energy (1.0%):
Imperial Oil Ltd.	7,159	186,447
Inter Pipeline Ltd.	9,745	171,036
Pembina Pipeline Corp.	6,442	238,821
TC Energy Corp.	4,546	235,416
		831,720
Financials (4.3%):
Bank of Montreal	3,926	289,197

Security Description	Shares	Value
Brookfield Asset Management, Inc.	4,469	$237,332
Canadian Imperial Bank of Commerce	3,320	273,956
Great-West Lifeco, Inc.	9,825	235,928
Intact Financial Corp.	2,692	270,968
Manulife Financial Corp.	10,716	196,572
National Bank of Canada	7,489	372,669
Power Corp. of Canada	9,597	221,107
Power Financial Corp.	10,759	249,503
Royal Bank of Canada	4,181	339,195
Sun Life Financial, Inc.	5,551	248,238
The Bank of Nova Scotia	5,763	327,369
The Toronto-Dominion Bank	5,435	316,943
		3,578,977
Industrials (0.5%):
Canadian National Railway Co.	2,371	212,919
Canadian Pacific Railway Ltd.	779	173,136
		386,055
Information Technology (0.6%):
CGI, Inc. (a)	3,042	240,567
Constellation Software, Inc.	123	122,856
Open Text Corp.	4,281	174,640
		538,063
Materials (0.4%):
CCL Industries, Inc.	3,201	129,132
Kirkland Lake Gold Ltd. (b)	1,770	79,300
Teck Resources Ltd., Class B	6,055	98,182
		306,614
Utilities (1.2%):
Canadian Utilities Ltd., Class A	9,871	290,981
Emera, Inc.	7,769	341,092
Fortis, Inc.	8,691	367,467
		999,540
		9,549,956
Denmark (1.9%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,068	157,891

Financials (0.4%):
Danske Bank A/S	9,096	126,678
Tryg A/S	7,402	212,159
		338,837
Health Care (0.7%):
Coloplast A/S	1,574	189,605
Genmab A/S (a)	644	130,752
Novo Nordisk A/S, Class B	3,315	170,453
William Demant Holding A/S (a)	3,809	97,579
		588,389
Industrials (0.3%):
DSV A/S	1,373	130,670
Vestas Wind Systems A/S	1,667	129,442
		260,112
Materials (0.3%):
Christian Hansen Holding A/S	1,436	121,905

Security Description	Shares	Value
Novozymes A/S, B Shares	3,372	$141,799
		263,704
		1,608,933
Finland (1.5%):
Communication Services (0.2%):
Elisa OYJ	3,610	186,087

Energy (0.2%):
Neste Oyj (b)	3,910	129,410

Financials (0.4%):
Nordea Bank AB	22,322	158,345
Sampo Oyj, Class A	4,972	197,666
		356,011
Industrials (0.2%):
Kone Oyj, Class B	3,225	183,603

Materials (0.3%):
Stora ENSO Oyj, R Shares	8,733	105,213
UPM-Kymmene Oyj	4,372	129,216
		234,429
Utilities (0.2%):
Fortum Oyj	7,212	170,475
		1,260,015
France (9.3%):
Communication Services (0.5%):
Orange SA	16,569	259,929
Publicis Groupe SA	2,559	125,830
		385,759
Consumer Discretionary (1.6%):
Accor SA	3,567	148,690
Cie Generale des Etablissements Michelin SCA	1,174	131,013
Hermes International	284	196,225
Kering SA	262	133,499
LVMH Moet Hennessy Louis Vuitton SE	355	141,075
Peugeot SA	5,916	147,513
Renault SA	1,992	114,319
Seb SA	748	113,553
Sodexo SA	1,758	197,334
		1,323,221
Consumer Staples (0.9%):
Danone SA	2,870	252,783
L’Oreal SA	771	215,857
Pernod Ricard SA	1,068	190,182
Remy Cointreau SA (b)	989	131,277
		790,099
Energy (0.2%):
TOTAL SA	3,886	202,791

Financials (1.0%):
Amundi SA (c)	2,232	155,676
BNP Paribas SA	2,967	144,438
CNP Assurances	9,845	190,226
Credit Agricole SA	11,372	138,060
Natixis SA	28,173	116,825
Societe Generale SA	4,357	119,371
		864,596

Security Description	Shares	Value
Health Care (1.0%):
BioMerieux	1,579	$130,608
Essilor Luxottica SA	1,057	152,341
Ipsen SA	961	91,220
Orpea	1,021	124,732
Sanofi	2,229	206,625
Sartorius Stedim Biotech	661	92,494
		798,020
Industrials (2.7%):
Aeroports de Paris	887	157,758
Airbus SE	1,064	138,218
Alstom SA	3,258	135,028
Bollore SA	38,166	158,138
Bureau Veritas SA	6,277	151,179
Edenred	3,150	151,149
Eiffage SA	1,709	177,158
Groupe Eurotunnel SE	12,505	187,793
Legrand SA	2,424	172,977
Safran SA	1,121	176,469
Schneider Electric SE	1,903	166,948
Teleperformance	573	124,204
Thales SA	1,438	165,332
Vinci SA	1,887	203,219
		2,265,570
Information Technology (0.4%):
Atos SE	1,465	103,265
Capgemini SE	981	115,569
Dassault Systemes SA	853	121,545
		340,379
Materials (0.3%):
Air Liquide SA	1,507	214,488

Utilities (0.7%):
Engie SA	12,533	204,604
Suez Environnement Co.	11,448	179,966
Veolia Environnement SA	8,628	218,709
		603,279
		7,788,202
Germany (4.9%):
Consumer Discretionary (0.5%):
adidas AG	447	139,152
Bayerische Motoren Werke AG	2,385	167,881
Continental AG	978	125,447
		432,480
Consumer Staples (0.2%):
Beiersdorf AG	1,478	174,280

Financials (1.4%):
Allianz SE	1,052	245,172
Deutsche Boerse AG	1,251	195,503
Hannover Rueck SE	1,299	219,567
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	982	254,062

Security Description	Shares	Value
Talanx AG	6,199	$267,795
		1,182,099
Health Care (0.4%):
Carl Zeiss Meditec AG	1,017	115,931
Fresenius Medical Care AG & Co. KGaA	2,104	141,474
Fresenius SE & Co. KGaA	2,473	115,605
		373,010
Industrials (1.3%):
Brenntag AG	2,893	139,984
Deutsche Post AG	5,351	178,707
Fraport AG	2,026	171,821
Hochtief AG	1,092	124,480
MTU Aero Engines Holding AG	632	167,918
Rational AG	224	160,628
Siemens AG	1,678	179,668
		1,123,206
Information Technology (0.2%):
Infineon Technologies AG	5,888	105,953
Wirecard AG	293	46,859
		152,812
Materials (0.7%):
BASF SE	2,155	150,587
Covestro AG (c)	2,295	113,550
Evonik Industries AG	5,034	124,259
Symrise AG	1,886	183,256
		571,652
Real Estate (0.2%):
Deutsche Wohnen AG	3,884	141,756
		4,151,295
Greece (0.1%):
Consumer Discretionary (0.1%):
Puma SE	1,500	116,064

Hong Kong (4.4%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	16,000	99,522
Techtronic Industries Co. Ltd.	15,500	107,882
		207,404
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	101,500	103,086
WH Group Ltd. (c)	104,500	93,600
		196,686
Financials (0.6%):
AIA Group Ltd.	14,800	139,833
Hang Seng Bank Ltd.	9,700	209,161
Hong Kong Exchanges and Clearing Ltd.	5,100	149,665
		498,659
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	48,000	60,999

Industrials (0.5%):
CK Hutchison Holdings Ltd.	23,000	203,075
MTR Corp. Ltd.	34,500	193,684
		396,759

Security Description	Shares	Value
Real Estate (1.8%):
CK Asset Holdings Ltd.	22,203	$150,428
Hang Lung Properties Ltd.	72,000	163,522
Henderson Land Development Co. Ltd.	35,840	166,910
New World Development Co. Ltd.	106,000	137,682
Shimao Property Holdings Ltd.	34,000	99,343
Sino Land Co. Ltd.	112,000	168,339
Sun Hung Kai Properties Ltd.	11,000	158,316
Swire Pacific Ltd., Class A	16,500	153,579
Wharf Real Estate Investment	25,000	136,523
Wheelock & Co. Ltd.	31,000	176,606
		1,511,248
Utilities (1.0%):
China Gas Holdings Ltd.	25,600	98,970
CK Infrastructure Holdings Ltd.	32,500	218,740
Hong Kong & China Gas Co. Ltd.	113,233	220,759
Power Assets Holdings Ltd.	44,000	295,579
		834,048
		3,705,803
Ireland (1.2%):
Communication Services (0.2%):
WPP PLC	11,649	145,779

Consumer Staples (0.2%):
Kerry Group PLC	1,500	175,403

Industrials (0.6%):
DCC PLC	1,931	168,443
Experian PLC	6,153	196,586
Kingspan Group PLC	2,842	138,755
		503,784
Materials (0.2%):
CRH PLC	4,613	158,811
		983,777
Israel (0.9%):
Financials (0.5%):
Bank Hapoalim BM (a)	24,712	194,846
Bank Leumi Le-Israel B.M.	28,070	199,836
		394,682
Information Technology (0.2%):
Nice Ltd. (a)	1,053	154,840

Real Estate (0.2%):
Azrieli Group Ltd.	2,222	174,558
		724,080
Italy (2.1%):
Consumer Discretionary (0.1%):
Moncler SpA	3,223	114,856

Consumer Staples (0.2%):
Davide Campari - Milano SpA	16,967	153,287

Energy (0.4%):
Eni SpA	13,469	205,998
Snam SpA	36,100	182,310
		388,308
Financials (0.7%):
Assicurazioni Generali SpA	14,600	282,899

Security Description	Shares	Value
Intesa Sanpaolo SpA	64,069	$151,898
Poste Italiane SpA (c)	14,197	161,372
		596,169
Industrials (0.2%):
Atlantia SpA	6,008	145,290

Utilities (0.5%):
Enel SpA	29,103	217,289
Terna Rete Elettrica Nazionale SpA	31,015	199,218
		416,507
		1,814,417
Japan (19.9%):
Communication Services (1.1%):
KDDI Corp.	7,100	185,529
Nexon Co. Ltd. (a)	5,500	66,696
Nintendo Co. Ltd.	300	111,054
Nippon Telegraph & Telephone Corp.	4,200	200,307
NTT DOCOMO, Inc.	8,900	226,637
Yahoo Japan Corp.	41,800	117,539
		907,762
Consumer Discretionary (3.4%):
Aisin Seiki Co. Ltd.	3,900	122,472
Bandai Namco Holdings, Inc.	1,600	99,602
Bridgestone Corp.	5,100	197,377
Denso Corp.	3,400	149,353
Fast Retailing Co. Ltd.	200	118,786
Hikari Tsushin, Inc.	600	129,757
Isuzu Motors Ltd.	9,200	101,310
Nissan Motor Co. Ltd.	25,300	157,753
Nitori Holdings Co. Ltd.	1,000	146,240
Oriental Land Co. Ltd.	1,200	182,481
Pan Pacific International Holdings Corp.	8,900	148,594
Panasonic Corp.	18,000	145,785
Sekisui House Ltd.	13,800	271,252
Shimano, Inc.	1,000	150,587
Sony Corp.	1,800	105,676
Sumitomo Electric Industries Ltd.	14,000	177,541
Toyota Industries Corp.	2,800	160,577
Toyota Motor Corp.	3,000	200,241
Yamaha Corp.	2,700	121,127
		2,886,511
Consumer Staples (1.6%):
Asahi Group Holdings Ltd.	3,100	153,409
Japan Tobacco, Inc.	9,500	207,909
Kao Corp.	1,900	140,316
Kikkoman Corp.	2,600	124,096
Kose Corp.	600	101,286
Seven & i Holdings Co. Ltd.	4,600	175,813
Suntory Beverage & Food Ltd.	3,400	145,296
Uni-Charm Corp.	4,300	136,028
Yakult Honsha Co. Ltd.	2,400	134,086
		1,318,239
Energy (0.1%):
Inpex Corp.	12,000	110,010

Financials (2.5%):
Japan Exchange Group, Inc.	9,300	146,154

Security Description	Shares	Value
Japan Post Bank Co. Ltd.	28,600	$276,979
Japan Post Holdings Co. Ltd.	28,600	263,223
Mitsubishi UFJ Financial Group, Inc.	41,700	211,528
ORIX Corp.	12,500	186,269
Resona Holdings, Inc.	48,200	206,425
Sony Financial Holdings, Inc.	7,200	155,974
Sumitomo Mitsui Financial Group, Inc.	6,600	225,576
Sumitomo Mitsui Trust Holdings, Inc.	6,400	230,639
The Dai-ichi Life Insurance Co. Ltd.	10,200	153,693
		2,056,460
Health Care (1.9%):
Astellas Pharma, Inc.	9,200	130,924
Chugai Pharmaceutical Co. Ltd.	2,300	178,707
Daiichi Sankyo Co. Ltd.	1,300	81,817
Eisai Co. Ltd.	1,700	86,344
Hoya Corp.	1,500	122,361
Kyowa Hakko Kirin Co. Ltd.	8,100	157,190
M3, Inc.	4,200	101,086
Olympus Corp.	8,100	109,089
ONO Pharmaceutical Co. Ltd.	7,000	126,714
Otsuka Holdings Co. Ltd.	3,100	115,845
Shionogi & Co. Ltd.	2,900	160,920
Sysmex Corp.	1,400	93,653
Terumo Corp.	4,500	144,852
		1,609,502
Industrials (5.3%):
ANA Holdings, Inc.	7,400	248,743
Central Japan Railway Co.	900	184,978
Daikin Industries Ltd.	1,000	131,163
East Japan Railway Co.	2,000	190,732
FANUC Corp.	700	131,699
Hankyu Hanshin Holdings, Inc.	4,300	165,660
Japan Airlines Co. Ltd., Class C	7,300	216,886
Keio Corp.	2,500	155,629
Kintetsu Group Holdings Co. Ltd.	4,000	208,306
Komatsu Ltd.	5,600	128,203
Kubota Corp.	9,100	137,582
Makita Corp.	3,800	119,508
Marubeni Corp.	21,400	142,066
Mitsubishi Corp.	7,200	176,553
Mitsubishi Electric Corp.	11,000	145,754
Mitsubishi Heavy Industries Ltd.	5,200	203,556
Mitsui & Co. Ltd.	10,700	174,985
Nidec Corp.	900	120,877
Odakyu Railway	8,100	193,903
Recruit Holdings Co. Ltd.	3,800	115,501
Secom Co. Ltd.	2,300	209,725
SG Holdings Co. Ltd.	5,000	122,329
SMC Corp.	300	127,925
Sumitomo Corp.	11,800	184,242
Tokyu Corp.	9,900	185,711
Toyota Tsusho Corp.	4,300	138,613
West Japan Railway Co.	2,500	211,151
		4,471,980
Information Technology (2.1%):
Advantest Corp.	1,700	75,086

Security Description	Shares	Value
Canon, Inc.	7,300	$194,637
FUJIFILM Holdings Corp.	3,900	170,993
Keyence Corp.	200	123,763
Kyocera Corp.	2,700	167,454
Murata Manufacturing Co. Ltd.	2,200	105,513
Nomura Research Institute Ltd.	6,478	128,889
NTT Data Corp.	10,000	128,943
Obic Co. Ltd.	1,000	113,958
Omron Corp.	1,900	103,866
Oracle Corp. Japan	1,500	130,007
TDK Corp.	1,200	107,335
Tokyo Electron Ltd.	600	114,134
Yaskawa Electric Corp.	2,400	88,021
		1,752,599
Materials (0.8%):
Asahi Kasei Corp.	12,500	123,023
Mitsubishi Chemical Holdings Corp.	20,100	143,178
Nippon Paint Co. Ltd.	3,000	155,675
Shin-Etsu Chemical Co. Ltd.	1,400	149,699
Taiyo Nippon Sanso Corp.	6,300	127,212
		698,787
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	1,100	140,514
Daiwa House Industry Co. Ltd.	4,400	142,692
Mitsubishi Estate Co. Ltd.	7,900	152,286
Mitsui Fudosan Co. Ltd.	6,900	170,984
Sumitomo Realty & Development Co. Ltd.	5,300	201,636
		808,112
Utilities (0.1%):
The Kansai Electric Power Co., Inc.	10,100	112,902
		16,732,864
Korea, Republic Of (3.7%):
Communication Services (0.5%):
NAVER Corp.	939	123,263
NCSoft Corp.	299	130,250
SK Telecom Co. Ltd.	1,004	202,731
		456,244
Consumer Discretionary (0.3%):
Hyundai Mobis Co. Ltd.	588	123,893
Kia Motors Corp.	3,550	135,351
		259,244
Consumer Staples (0.4%):
KT&G Corp.	2,368	208,883
LG Household & Health Care Ltd.	141	154,086
		362,969
Energy (0.2%):
SK Innovation Co. Ltd.	953	132,273

Financials (0.8%):
Hana Financial Group, Inc.	6,186	182,321
KB Financial Group, Inc.	4,875	174,049
Samsung Fire & Marine Insurance Co. Ltd.	751	140,028
Shinhan Financial Group Co. Ltd.	5,217	182,333
		678,731

Security Description	Shares	Value
Health Care (0.1%):
Celltrion, Inc. (a)	716	$98,181

Industrials (0.6%):
LG Corp.	2,705	158,319
Samsung C&T Corp.	2,291	171,825
SK Holdings Co. Ltd.	962	164,087
		494,231
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	4,241	173,931
Samsung SDI Co. Ltd.	518	96,584
Samsung SDS Co. Ltd.	877	139,689
SK Hynix, Inc.	1,505	103,437
		513,641
Materials (0.2%):
LG Chem Ltd.	503	125,960
		3,121,474
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA	10,550	111,915

Health Care (0.1%):
Eurofins Scientific	194	90,150

Real Estate (0.2%):
Aroundtown SA	22,472	183,773
		385,838
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	24,000	108,708
Wynn Macau Ltd.	44,400	86,676
		195,384
Netherlands (2.8%):
Communication Services (0.2%):
Koninklijke KPN NV	57,229	178,435

Consumer Staples (0.7%):
Heineken Holding NV	2,050	204,084
Heineken NV	1,789	193,327
Koninklijke Ahold Delhaize NV	8,192	204,934
		602,345
Financials (0.4%):
EXOR NV	2,050	137,352
ING Groep NV	13,421	140,470
		277,822
Health Care (0.4%):
Koninklijke Philips NV	3,532	163,590
Qiagen NV (a)	5,396	176,652
		340,242
Industrials (0.4%):
Randstad RV (b)	2,821	138,621
Wolters Kluwer NV	2,854	208,327
		346,948
Information Technology (0.3%):
Adyen NV (a)(c)	131	86,286

Security Description	Shares	Value
ASML Holding NV	584	$144,632
		230,918
Materials (0.4%):
Akzo Nobel NV	2,191	195,294
Koninklijke DSM NV	1,238	148,949
		344,243
		2,320,953
Norway (1.4%):
Consumer Staples (0.4%):
Mowi ASA	5,878	135,663
Orkla ASA, Class A	21,156	192,520
		328,183
Energy (0.3%):
Aker BP ASA	3,727	99,748
Equinor ASA	9,905	188,472
		288,220
Financials (0.5%):
DNB ASA	11,137	196,240
Gjensidige Forsikring ASA	10,683	211,851
		408,091
Materials (0.2%):
Yara International ASA	3,239	139,539
		1,164,033
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	8,436	142,316

Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	16,712	96,064

Singapore (2.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	96,600	216,717

Consumer Discretionary (0.4%):
Genting Singapore Ltd.	261,000	166,218
Jardine Cycle & Carriage Ltd.	7,100	154,147
		320,365
Consumer Staples (0.2%):
Wilmar International Ltd.	68,200	184,098

Financials (0.8%):
DBS Group Holdings Ltd.	12,200	220,727
Oversea-Chinese Banking Corp. Ltd.	31,400	246,782
United Overseas Bank Ltd.	11,600	215,412
		682,921
Industrials (0.8%):
Keppel Corp. Ltd.	49,400	212,000
Singapore Airlines Ltd.	43,700	289,056
Singapore Technologies Engineering Ltd.	75,900	210,925
		711,981
Real Estate (0.3%):
CapitaLand Ltd.	83,600	213,568
		2,329,650

Security Description	Shares	Value
Spain (3.0%):
Communication Services (0.3%):
Telefonica SA	28,986	$221,154

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,024	155,494

Energy (0.2%):
Repsol SA	11,487	179,516

Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	31,533	164,280
Banco Santander SA	40,712	165,781
CaixaBank SA	52,043	136,687
		466,748
Health Care (0.2%):
Grifols SA	4,877	143,716

Industrials (0.4%):
ACS, Actividades de Construccion y Servicios SA	3,982	159,089
Aena SME SA (c)	1,147	210,000
		369,089
Information Technology (0.2%):
Amadeus IT Holding SA	1,955	140,020

Utilities (1.0%):
Endesa SA	8,570	225,458
Gas Natural SDG SA	7,557	200,455
Iberdrola SA	21,429	222,697
Red Electrica Corp. SA	9,670	196,382
		844,992
		2,520,729
Sweden (2.8%):
Communication Services (0.3%):
Telia Co. AB	55,612	249,037

Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares	5,496	106,578

Consumer Staples (0.4%):
Essity AB, Class B	5,292	154,493
ICA Gruppen AB	3,410	157,589
		312,082
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	17,576	161,594
Svenska Handelsbanken AB, Class A	19,991	187,250
Swedbank AB, A Shares	7,848	113,001
		461,845
Industrials (1.3%):
Alfa Laval AB	7,165	141,462
Assa Abloy AB, Class B	8,416	187,370
Atlas Copco AB, Class A	4,485	138,179
Epiroc AB, Class A	12,568	136,264
Sandvik AB	9,850	153,487
Skanska AB, Class B	8,613	174,515
Volvo AB, Class B	10,077	141,563
		1,072,840

Security Description	Shares	Value
Information Technology (0.2%):
Hexagon AB, B Shares	2,724	$131,367
		2,333,749
Switzerland (6.9%):
Communication Services (0.3%):
Swisscom AG	471	232,384

Consumer Discretionary (0.3%):
Compagnie Financiere Richemont SA, Registered Shares	1,935	141,993
The Swatch Group AG, B shares	497	131,946
		273,939
Consumer Staples (1.0%):
Barry Callebaut AG, Registered Shares	98	202,129
Chocoladefabriken Lindt & Spruengli AG	29	214,201
Coca-Cola HBC AG	4,671	152,567
Nestle SA, Registered Shares	2,327	252,523
		821,420
Financials (1.7%):
Baloise Holding AG, Registered Shares	1,390	249,080
Credit Suisse Group AG, Registered Shares	12,314	150,994
Julius Baer Group Ltd.	3,070	136,055
Partners Group Holding AG	270	207,222
Swiss Life Holding AG	530	253,421
UBS Group AG, Registered Shares	15,725	178,557
Zurich Insurance Group AG	707	270,669
		1,445,998
Health Care (1.2%):
Lonza Group AG, Registered Shares	361	122,070
Novartis AG	2,176	188,726
Roche Holding AG	831	241,896
Sonova Holding AG, Registered Shares	736	171,129
Straumann Holding AG	195	159,432
Vifor Pharma AG	734	117,294
		1,000,547
Industrials (1.1%):
ABB Ltd.	9,147	179,768
Geberit AG	436	208,256
Kuehne + Nagel International AG	1,119	164,855
Schindler Holding AG	715	159,940
SGS SA	92	228,110
		940,929
Information Technology (0.3%):
Stmicroelectronics NV	4,537	87,739
Temenos AG	707	118,329
		206,068
Materials (1.0%):
EMS-Chemie Holding AG	244	151,980
Givaudan SA, Registered Shares	87	242,742
Glencore PLC	41,991	126,339
LafargeHolcim Ltd.	3,293	162,109
Sika AG, Registered Shares	1,141	166,953
		850,123
		5,771,408
United Kingdom (8.9%):
Communication Services (0.6%):
BT Group PLC	85,261	187,172

Security Description	Shares	Value
Informa PLC	15,669	$164,112
Pearson PLC	15,084	136,846
		488,130
Consumer Discretionary (1.0%):
Barratt Developments PLC	20,018	159,461
Burberry Group PLC	4,094	109,412
Compass Group PLC	8,646	222,455
Intercontinental Hotels Group PLC	2,880	179,675
Next PLC	1,955	148,667
		819,670
Consumer Staples (1.4%):
Associated British Foods PLC	6,177	174,876
British American Tobacco PLC	3,365	124,408
Diageo PLC	5,271	215,967
Imperial Brands PLC	5,247	117,922
Reckitt Benckiser Group PLC	2,049	159,795
Tesco PLC	62,197	184,266
Unilever PLC	3,545	213,100
		1,190,334
Energy (0.4%):
BP PLC	28,634	181,561
Royal Dutch Shell PLC, Class A	6,958	203,915
		385,476
Financials (2.1%):
3i Group PLC	12,430	178,244
Aviva PLC	41,184	202,156
Hargreaves Lansdown PLC	4,768	121,857
HSBC Holdings PLC	29,500	226,507
Legal & General Group PLC	63,323	193,362
Lloyds Banking Group PLC	291,239	193,761
London Stock Exchange Group PLC	1,558	139,967
Prudential PLC	8,504	154,196
Royal Bank of Scotland Group PLC	62,011	158,254
Schroders PLC	4,397	166,211
		1,734,515
Health Care (0.7%):
AstraZeneca PLC	1,648	147,100
GlaxoSmithKline PLC	10,791	231,428
Smith & Nephew PLC	8,004	192,752
		571,280
Industrials (1.5%):
Ashtead Group PLC	4,372	121,679
BAE Systems PLC	25,150	176,227
Bunzl PLC	7,004	182,963
Ferguson PLC	1,965	143,582
International Consolidated Airlines Group SA	22,722	132,678
Intertek Group PLC	2,305	155,221
RELX PLC	7,309	173,634
Smiths Group PLC	8,852	170,844
		1,256,828
Information Technology (0.4%):
Halma PLC	7,191	174,234
The Sage Group PLC	16,658	141,583
		315,817

Security Description	Shares	Value
Materials (0.6%):
Anglo American PLC	5,810	$133,646
Antofagasta PLC	9,492	104,900
Mondi PLC	6,634	127,058
Rio Tinto PLC	2,779	143,789
		509,393
Utilities (0.2%):
National Grid PLC	16,511	178,999
		7,450,442
United States (0.4%):
Consumer Discretionary (0.1%):
Carnival PLC	2,807	116,287

Industrials (0.3%):
Waste Connections, Inc.	2,363	217,106
		333,393
Total Common Stocks (Cost $81,881,058)		83,329,267

Collateral for Securities Loaned^ (0.5%)
United States (0.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (d)	111,545	111,545
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (d)	126,668	126,668
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (d)	3,731	3,731
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (d)	70,634	70,634
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (d)	61,345	61,345
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (d)	109,671	109,671
Total Collateral for Securities Loaned (Cost $483,594)		483,594
Total Investments (Cost $82,364,652) — 99.7%		83,812,861
Other assets in excess of liabilities — 0.3%		222,649
NET ASSETS - 100.00%		$84,035,510

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $820,484 and amounted to 1.0% of net assets.

(d)	Rate disclosed is the daily yield on September 30, 2019.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	5	12/20/19	$476,400	$474,600	$(1,800)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,800)
	Total net unrealized appreciation(depreciation)				$(1,800)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Brazil (5.9%):
Communication Services (0.2%):
TIM Participacoes SA	27,200	$77,974

Consumer Discretionary (1.0%):
Grendene SA	46,300	97,290
Guararapes Confeccoes SA	14,200	69,691
Kroton Educacional S.A.	20,500	55,165
Lojas Renner SA	6,062	73,641
Magazine Luiza SA	6,100	54,384
Mrv Engenharia E Participacoes SA	12,100	51,375
YDUQS Part (a)	7,000	60,791
		462,337
Consumer Staples (0.9%):
Ambev SA	17,500	81,085
M Dias Branco SA	8,700	73,292
Natura Cosmeticos SA	6,900	56,235
Raia Drogasil SA	3,000	69,184
Sao Martinho SA	21,800	99,434
		379,230
Energy (0.5%):
Cosan SA	5,500	70,428
Petroleo Brasileiro SA	11,400	75,596
Ultrapar Participacoes SA	15,100	67,202
		213,226
Financials (0.5%):
B3 SA- Brasil Bolsa Balcao	5,758	60,468
BB Seguridade Participacoes SA	11,400	96,120
IRB Brasil Resseguros S/A	8,100	73,424
		230,012
Health Care (0.9%):
Fleury SA	13,500	85,849
Hapvida Participacoes E Investimentos SA (b)	5,500	71,288
Hypermarcas S.A.	9,700	78,285
Notre Dame Intermedica Participacoes SA	5,200	67,901
Odontoprev SA	21,400	83,239
		386,562
Industrials (0.7%):
EcoRodovias Infraestrutura e Logistica SA	21,700	73,646
Localiza Rent a Car SA	6,560	71,780
Rumo SA (a)	15,100	89,046
WEG SA	16,320	95,180
		329,652
Information Technology (0.2%):
Cielo SA	22,492	43,310
Linx SA	6,500	50,597
		93,907
Utilities (1.0%):
Companhia de Saneamento Basico do Estado de Sao Paulo	4,200	50,142
Companhia de Saneamento de Minas Gerais	4,200	68,733
EDP - Energias do Brasil SA	15,900	75,011
Engie Brasil Energia SA	7,775	83,072
Equatorial Energia SA - ORD	4,500	108,628

Security Description	Shares	Value
Light SA	12,700	$58,692
		444,278
		2,617,178
Chile (2.9%):
Consumer Discretionary (0.3%):
SACI Falabella	24,532	137,168

Energy (0.3%):
Empresas COPEC SA	10,983	103,606

Financials (1.0%):
Banco de Chile	1,225,049	171,621
Banco de Credito e Inversiones SA	1,975	124,445
Banco Santander Chile	2,156,364	151,993
		448,059
Materials (0.2%):
Empresas CMPC SA	37,122	86,387

Utilities (1.1%):
Aguas Andinas SA	262,067	143,403
Colbun SA	661,736	119,409
E.CL SA	73,300	129,743
Enersis SA	591,679	108,383
		500,938
		1,276,158
China (15.6%):
Communication Services (0.5%):
China Telecom Corp. Ltd., Class H	228,000	103,854
China Tower Corp., Ltd. (b)	230,000	52,236
Tencent Holdings Ltd.	2,100	88,475
		244,565
Consumer Discretionary (1.2%):
ANTA Sports Products Ltd.	8,000	66,195
Brilliance China Automotive Holdings Ltd.	52,000	55,865
BYD Co. Ltd.	11,000	54,947
Dongfeng Motor Group Co. Ltd., Class H	76,000	72,242
Fuyao Glass Industry Group Co. Ltd. (b)	23,600	65,493
Great Wall Motor Co. Ltd., Class H	88,000	58,947
Guangzhou Automobile Group Co. Ltd.	52,800	50,526
Li Ning Co. Ltd.	16,500	47,369
Shenzhou International Group Holdings Ltd.	5,100	66,634
		538,218
Consumer Staples (0.6%):
Anhui Gujing Distillery Co. Ltd., Class B	8,100	68,076
China Mengniu Dairy Co. Ltd.	18,000	67,407
Want Want China Holdings Ltd.	110,000	88,000
Yihai International Holding Ltd.	8,000	47,566
		271,049
Energy (1.0%):
China Oilfield Services Ltd., Class H	54,000	64,559
China Petroleum & Chemical Corp., Class H	168,000	99,889
China Shenhua Energy Co. Ltd., Class H	51,000	102,423
PetroChina Co. Ltd., Class H	218,000	112,094
Yanzhou Coal Mining Co. Ltd.	76,000	77,188
		456,153
Financials (5.2%):
Agricultural Bank of China Ltd.	370,000	144,931

Security Description	Shares	Value
Bank of China Ltd.	340,000	$133,614
Bank of Communications Co. Ltd., Class H	169,000	110,403
China Cinda Asset Management Co. Ltd.	390,000	76,632
China CITIC Bank Corp. Ltd.	239,000	127,467
China Construction Bank Corp., Class H	170,000	129,710
China Everbright Bank Co. Ltd.	261,000	111,227
China Galaxy Securities Co. Ltd.	111,000	59,058
China Huarong Asset Management Co. Ltd., Class H (b)	428,000	64,439
China International Capital Corp. Ltd., Class H (b)	34,400	66,715
China Merchants Bank Co. Ltd., Class H	17,000	80,906
China Minsheng Banking Corp. Ltd.	155,000	105,410
China Pacific Insurance Group Co. Ltd.	19,800	72,758
China Reinsurance Group Corp.	540,000	87,502
Citic Securities Co. Ltd.	34,500	64,620
CSC Financial Co. Ltd., Class H (b)	70,500	51,633
GF Securities Co. Ltd. (a)	57,200	59,919
Guotai Junan Securities Co. Ltd. (b)	52,000	80,944
Haitong Securities Co. Ltd.	64,800	67,962
Huatai Securities Co. Ltd. (b)	39,400	59,018
Industrial & Commercial Bank of China Ltd., Class H	196,000	131,292
New China Life Insurance Co. Ltd., Class H	14,300	56,561
People’s Insurance Co. Group of China Ltd.	238,000	95,352
PICC Property & Casualty Co. Ltd., Class H	69,000	80,555
Ping An Insurance Group Co. of China Ltd.	9,000	103,407
Postal Savings Bank of China Co. Ltd., Class H (b)	175,000	106,730
		2,328,765
Health Care (0.7%):
China Resources Pharmaceutical Group Ltd. (b)	64,500	60,488
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	14,000	46,175
Shanghai Pharmaceuticals Holding Co. Ltd.	46,600	84,430
Sinopharm Group Co. Ltd.	21,200	66,406
Wuxi Biologics Cayman, Inc. (a)(b)	5,000	51,037
		308,536
Industrials (2.3%):
Air China, Ltd.	58,000	51,062
China Communications Construction Co. Ltd.	139,000	108,717
China Conch Venture Holdings Ltd.	27,000	99,904
China Railway Construction Corp. Ltd.	75,500	82,556
China Railway Group Ltd.	132,000	80,168
Cosco Shipping Holdings Co., Ltd. (a)	168,000	59,805
Country Garden Services Holdings Co. Ltd.	19,000	54,788
CRRC Corp. Ltd., Class H	141,000	98,408
Jiangsu Expressway Co. Ltd.	86,000	109,290
Shanghai Electric Group Co. Ltd.	320,000	103,298
Weichai Power Co. Ltd.	37,000	53,346
Xinjiang Goldwind Science & Technology Co. Ltd.	37,200	44,047
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	93,400	63,280
		1,008,669
Information Technology (1.3%):
AAC Technologies Holdings, Inc.	10,500	55,598
Legend Holdings Corp. (b)	32,000	69,165
Lenovo Group Ltd.	90,000	60,058
Semiconductor Manufacturing International Corp. (a)	51,000	63,770
Silergy Corp.	2,000	49,576
Sunny Optical Technology Group Co. Ltd.	3,200	47,035
TravelSky Technology Ltd.	35,000	72,702

Security Description	Shares	Value
Xiaomi Corp. (a)(b)	53,600	$60,183
Xinyi Solar Holdings Ltd.	74,000	44,376
Zte Corp.-H (a)	16,800	44,586
		567,049
Materials (1.4%):
Anhui Conch Cement Co. Ltd., Class H	14,500	86,121
China Hongqiao Group Ltd.	102,500	65,522
China Molybdenum Co. Ltd.	183,000	60,708
China National Building Material Co. Ltd.	74,000	66,470
Jiangxi Copper Co. Ltd.	105,000	121,646
Shandong Gold Mining Co. Ltd., Class H (b)	21,000	52,035
Sinopec Shanghai Petrochemical Co. Ltd.	286,000	83,200
Zijin Mining Group Co. Ltd., Class H	198,000	68,463
		604,165
Real Estate (1.1%):
China Vanke Co. Ltd.	20,400	71,058
Country Garden Holdings Co. Ltd.	52,000	65,883
Guangzhou R&f Properties Co. Ltd., Class H	41,600	62,951
Logan Property Holdings Co. Ltd.	42,000	59,805
Longfor Group Holdings Ltd. (b)	19,000	71,030
Shanghai Lujiazui Finance & Trade Zone Development	104,400	117,137
Sunac China Holdings Ltd.	12,000	48,230
		496,094
Utilities (0.3%):
China Resources Gas Group Ltd.	14,000	69,218
ENN Energy Holdings Ltd.	6,100	63,121
		132,339
		6,955,602
Colombia (0.9%):
Financials (0.3%):
Grupo de INV Suramericana	12,531	118,940

Materials (0.4%):
Cementos Argos SA	47,631	101,927
Grupo Argos SA	16,665	81,773
		183,700
Utilities (0.2%):
Interconexion Electrica SA ESP	15,184	79,659
		382,299
Czech Republic (0.7%):
Financials (0.3%):
Komercni Banka AS	3,837	129,788

Utilities (0.4%):
CEZ AS	8,038	177,576
		307,364
Egypt (0.6%):
Consumer Staples (0.2%):
Eastern Tobacco	97,377	102,057

Financials (0.2%):
Commercial International Bank	23,563	112,603

Industrials (0.2%):
Elsewedy Electric Co.	84,981	70,110
		284,770

Security Description	Shares	Value
Hong Kong (3.8%):
Communication Services (0.6%):
China Mobile Ltd.	13,500	$111,703
China Unicom Hong Kong Ltd.	82,000	87,048
CITIC Telecom International Holdings Ltd.	179,000	65,091
		263,842
Consumer Discretionary (0.2%):
Geely Automobile Holdings Ltd.	29,000	49,212
Haier Electronics Group Co. Ltd.	23,000	60,013
		109,225
Consumer Staples (0.2%):
Hengan International Group Co. Ltd.	12,000	78,698

Energy (0.4%):
CNOOC Ltd.	50,000	76,300
Kunlun Energy Co. Ltd.	92,000	79,234
		155,534
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	31,000	105,212
China Taiping Insurance Holdings Co. Ltd.	25,600	57,161
		162,373
Health Care (0.2%):
China Traditional Chinese Medicine Holdings Co. Ltd.	120,000	55,120
CSPC Pharmaceutical Group Ltd.	24,000	48,199
		103,319
Industrials (0.2%):
China Merchants Holdings International Co. Ltd.	70,000	105,391

Materials (0.2%):
China Resources Cement Holdings Ltd.	88,000	88,253

Real Estate (0.6%):
Agile Group Holdings Ltd.	44,000	53,446
China Overseas Land & Investment Ltd., Class H	26,000	81,773
China Resources Land Ltd.	18,000	75,445
Franshion Properties China Ltd.	110,000	63,018
		273,682
Utilities (0.8%):
Beijing Enterprises Holdings Ltd.	21,500	98,893
Beijing Enterprises Water Group Ltd.	164,000	83,910
China Resources Power Holdings Co. Ltd.	60,000	72,804
Guangdong Investment Ltd.	56,000	109,606
		365,213
		1,705,530
Hungary (0.5%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	12,738	119,915

Financials (0.3%):
OTP Bank Nyrt	3,056	127,321
		247,236
India (11.4%):
Communication Services (0.2%):
Bharti Infratel Ltd.	19,078	69,273
Zee Entertainment Enterprises Ltd.	6,948	26,032
		95,305

Security Description	Shares	Value
Consumer Discretionary (1.5%):
Aditya Birla Fashion and Retail Ltd. (a)	28,019	$83,569
Bajaj Auto Ltd.	2,616	108,603
Eicher Motors Ltd.	288	72,203
Mahindra & Mahindra Ltd.	10,795	83,353
Motherson Sumi Systems Ltd.	38,898	57,610
Page Industries Ltd.	252	80,079
Rajesh Exports Ltd.	9,869	92,873
Titan Co. Ltd.	5,495	98,720
		677,010
Consumer Staples (1.8%):
Britannia Industries Ltd.	2,707	112,471
Colgate-Palmolive (India) Ltd.	7,086	150,392
Dabur India Ltd.	16,845	106,319
Godrej Consumer Products Ltd.	10,987	106,565
Marico Ltd.	20,375	113,360
Nestle India Ltd.	579	113,491
Tata Global Beverages Ltd.	18,736	72,976
		775,574
Energy (0.2%):
Reliance Industries Ltd.	4,752	89,342

Financials (1.3%):
Bajaj Finance, Ltd.	1,515	86,504
Bajaj Finserv Ltd.	748	89,862
Bajaj Holdings & Investment, Ltd.	1,842	93,404
ICICI Bank Ltd.	15,484	94,768
Kotak Mahindra Bank Ltd.	5,446	126,383
State Bank of India (a)	21,129	80,746
		571,667
Health Care (1.2%):
Aurobindo Pharma Ltd.	8,876	73,777
Biocon Ltd.	23,306	73,327
Cadila Healthcare Ltd.	24,720	81,387
Cipla Ltd.	16,635	99,888
Dr. Reddy’s Laboratories Ltd.	2,804	106,929
Glenmark Pharmaceuticals Ltd.	14,202	65,147
Piramal Enterprises Ltd.	1,940	44,692
		545,147
Industrials (0.9%):
Adani Enterprises Ltd.	22,674	46,669
Adani Ports & Special Economic Zone Ltd.	12,668	74,003
Godrej Industries Ltd.	14,647	84,416
Larsen & Toubro Ltd.	5,242	109,058
Voltas Ltd.	10,086	96,723
		410,869
Information Technology (1.6%):
HCL Technologies Ltd.	6,412	97,780
Hexaware Technologies Ltd.	14,264	76,562
Infosys Ltd.	9,148	104,007
Mindtree Ltd.	8,072	80,627
Mphasis Ltd.	6,533	88,230
Tata Consultancy Services Ltd.	3,137	92,935
Tech Mahindra Ltd.	9,924	100,065
Wipro Ltd.	26,667	90,243
		730,449

Security Description	Shares	Value
Materials (2.2%):
ACC Ltd.	4,077	$92,525
Ambuja Cements Ltd.	29,474	84,831
Asian Paints Ltd.	5,005	124,462
Berger Paints India Ltd.	18,346	112,570
Castrol India Ltd.	47,225	90,670
JSW Steel Ltd.	21,307	69,143
Pidilite Industries Ltd.	5,234	106,639
Tata Steel Ltd.	13,184	67,072
Ultra Tech Cement Ltd.	1,484	90,916
UPL Ltd.	9,321	79,443
Vedanta Ltd.	27,218	59,209
		977,480
Real Estate (0.1%):
DLF Ltd.	21,563	47,349

Utilities (0.4%):
Tata Power Co. Ltd.	86,174	76,006
Torrent Power Ltd.	18,797	76,264
		152,270
		5,072,462
Indonesia (3.2%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia Persero TBK	309,300	93,945

Consumer Discretionary (0.3%):
PT ACE Hardware Indonesia TBK	561,800	70,076
PT Astra International TBK	182,300	84,791
		154,867
Consumer Staples (0.4%):
PT Charoen Pokphand Indonesia TBK	121,000	45,620
PT Gudang Garam TBK	16,600	61,271
PT Indofood Sukses Makmur TBK	134,300	72,876
		179,767
Energy (0.5%):
PT Adaro Energy TBK	708,900	64,445
PT United Tractors TBK	48,700	70,613
Tambang Batubara Bukit Asam TBK PT	410,000	65,300
		200,358
Financials (0.9%):
Bank Mandiri Persero Tbk PT	173,000	85,037
Bank Rakyat Indonesia Persero Tbk PT	362,700	105,308
PT Bank Central Asia TBK	63,200	135,174
PT Bank Negara Indonesia Persero TBK	170,500	88,314
		413,833
Health Care (0.2%):
PT Kalbe Farma TBK	685,700	80,941

Industrials (0.3%):
PT Jasa Marga Persero TBK	168,000	67,484
PT Waskita Karya Persero TBK	510,300	59,337
		126,821
Materials (0.4%):
Aneka Tambang TBK	673,300	46,263
PT Indah Kiat Pulp & Paper Corp. TBK	69,000	31,485
PT Indocement Tunggal Prakarsa TBK	39,300	51,860

Security Description	Shares	Value
PT Semen Indonesia Persero TBK	63,400	$51,605
		181,213
		1,431,745
Luxembourg (0.1%):
Communication Services (0.1%):
Play Communications SA (b)	6,664	45,718

Malaysia (6.2%):
Consumer Staples (1.7%):
Fraser & Neave Holdings Berhad	12,100	100,906
IOI Corp. Berhad	124,200	131,471
Kuala Lumpur Kepong Berhad	39,300	216,737
PPB Group Berhad	50,660	219,587
Sime Darby Plantation Berhad	66,200	74,821
		743,522
Energy (0.6%):
Dialog Group Berhad	103,700	84,248
Serba Dinamik Holdings Berhad	108,200	109,881
Yinson Holdings Berhad	47,100	75,067
		269,196
Financials (2.0%):
CIMB Group Holdings Berhad	126,800	152,402
Hong Leong Bank Berhad	43,200	168,877
Malayan Banking Berhad	121,200	246,455
Public Bank Berhad	40,800	195,762
RHB Capital Berhad	97,600	131,533
		895,029
Health Care (0.4%):
Hartalega Holdings Berhad	64,900	81,416
Top Glove Corp.	79,300	84,321
		165,737
Industrials (0.8%):
IJM Corp. BHD	111,900	58,557
MISC Berhad	68,100	126,925
Sime Darby Berhad	173,100	93,064
Westports Holdings BHD	90,300	89,113
		367,659
Materials (0.4%):
Petronas Chemicals Group Berhad	63,700	114,767
Press Metal Aluminium Holdings Berhad	73,200	83,257
		198,024
Utilities (0.3%):
Petronas Gas Berhad	36,400	142,469
		2,781,636
Mexico (4.4%):
Communication Services (0.4%):
America Movil SAB de CV	120,266	89,235
Grupo Televisa SAB	37,470	73,360
		162,595
Consumer Discretionary (0.4%):
Alsea SAB de CV (a)	36,895	85,791
El Puerto de Liverpool Sab de CV	16,824	92,199
		177,990

Security Description	Shares	Value
Consumer Staples (1.4%):
Arca Continental SAB de CV	22,210	$120,072
Gruma SAB de CV, Class B	13,793	141,167
Grupo Bimbo SAB	54,346	99,129
Grupo Lala SAB de CV	76,488	87,726
Kimberly-Clark de Mexico SAB de CV, Series A	40,819	81,985
Wal-Mart de Mexico SAB de CV	33,272	98,614
		628,693
Financials (0.6%):
Grupo Elektra SAB de CV	1,514	107,405
Grupo Financiero Banorte SAB de CV	13,466	72,390
Grupo Financiero Inbursa SAB de CV	65,908	83,842
		263,637
Industrials (1.2%):
ALFA SAB de CV	90,010	79,057
Grupo Aeroportuario del Centro Norte SAB de CV	13,729	81,465
Grupo Aeroportuario del Pacifico SAB de CV	8,739	84,108
Grupo Aeroportuario del Sureste SAB de CV	6,624	101,265
Grupo Carso SAB de CV	24,009	70,490
Promotora y Operadora de Infraestructura SAB de CV	11,632	104,312
		520,697
Materials (0.3%):
Grupo Mexico SAB de CV, Series B	32,112	75,093
Orbia Advance Corp SAB de CV (a)	39,910	77,894
		152,987
Utilities (0.1%):
Infraestructura Energetica, Class N (a)	17,579	69,885
		1,976,484
Morocco (0.3%):
Financials (0.3%):
Attijariwafa Bank	2,803	138,044

Philippines (3.1%):
Communication Services (0.3%):
Globe Telecom, Inc.	2,050	72,409
PLDT, Inc.	2,955	64,564
		136,973
Consumer Discretionary (0.3%):
Bloomberry Resorts Corp.	293,100	61,437
Jollibee Foods Corp.	16,370	70,144
		131,581
Consumer Staples (0.2%):
Universal Robina Corp.	21,930	66,031

Financials (1.0%):
Ayala Corp.	5,895	100,639
Bank of the Philippine Islands	50,406	90,480
BDO Unibank, Inc.	29,720	82,030
Metro Pacific Investments Co.	905,700	87,056
Metropolitan Bank & Trust Co.	66,480	87,768
		447,973
Industrials (0.7%):
Aboitiz Equity Ventures, Inc.	58,240	59,634

Security Description	Shares	Value
Alliance Global Group, Inc.	297,200	$62,526
International Container Terminal Services, Inc.	25,440	59,119
JG Summit Holdings, Inc.	43,910	61,445
SM Investments Corp.	4,622	86,624
		329,348
Real Estate (0.4%):
Ayala Land, Inc.	99,800	95,254
SM Prime Holdings, Inc.	121,800	87,453
		182,707
Utilities (0.2%):
Manila Electric Co.	13,880	99,124
		1,393,737
Poland (2.0%):
Communication Services (0.3%):
CD Projekt SA	946	57,442
Cyfrowy Polsat SA	11,094	73,120
		130,562
Consumer Staples (0.1%):
Dino Polska SA (a)(b)	1,493	58,476
Energy (0.5%):
Grupa Lotos SA	3,226	71,272
Polski Koncern Naftowy Orlen SA	3,585	88,273
Polskie Gornictwo Naftowe i Gazownictwo SA	59,550	69,882
		229,427
Financials (0.9%):
Bank Pekao SA	4,326	110,511
Bank Zachodni WBK SA	1,108	86,683
Powszechna Kasa Oszczednosci Bank Polski SA	9,870	96,816
Powszechny Zaklad Ubezpieczen na Zycie SA	12,027	112,154
		406,164
Materials (0.2%):
KGHM Polska Miedz SA (a)	3,749	74,821
		899,450
Russian Federation (2.4%):
Communication Services (0.3%):
Rostelecom PJSC	124,000	150,146
Consumer Staples (0.4%):
Magnit PJSC	1,859	102,025
X5 Retail Group NV, Registered Shares, GDR	2,082	72,828
		174,853
Energy (0.2%):
Tatneft PAO	8,510	90,232
Materials (1.1%):
ALROSA AO	105,350	121,063
MMC Norilsk Nickel PJSC	440	113,247
Phosagro OAO-GDR, Registered Shares	10,465	133,638
Severstal PJSC	7,430	106,951
		474,899
Utilities (0.4%):
Federal Grid Co. Unified Energy System PJSC	34,910,000	100,028
Inter RAO UES PJSC	1,343,000	93,003
		193,031
		1,083,161

Security Description	Shares	Value
Singapore (0.2%):
Industrials (0.2%):
BOC Aviation Ltd. (b)	11,600	$107,083
South Africa (6.3%):
Communication Services (0.7%):
MTN Group Ltd.	9,860	62,726
Naspers Ltd.	516	78,278
Telkom SA SOC Ltd.	14,692	68,513
Vodacom Group Ltd.	11,763	92,969
		302,486
Consumer Discretionary (0.5%):
Mr. Price Group Ltd.	4,574	47,817
Pepkor Holdings Ltd. (b)	82,103	96,273
The Foschini Group Ltd.	7,513	81,128
		225,218
Consumer Staples (1.4%):
Avi Ltd.	15,700	85,327
Bid Corp. Ltd.	5,203	110,693
Clicks Group Ltd.	5,941	84,377
Pick n Pay Stores Ltd.	23,710	93,258
Shoprite Holdings Ltd.	7,587	61,468
The SPAR Group Ltd.	7,646	96,480
Tiger Brands Ltd.	6,712	93,363
		624,966
Energy (0.1%):
Exxaro Resources Ltd.	6,820	58,840
Financials (2.1%):
Absa Group Ltd.	7,580	76,549
Capitec Bank Holdings Ltd.	1,510	128,425
Discovery Ltd.	9,103	68,584
FirstRand Ltd.	22,516	92,503
Nedbank Group Ltd.	5,872	87,986
Old Mutual Ltd.	71,517	91,324
Remgro Ltd.	9,488	102,286
RMB Holdings Ltd.	20,720	102,796
Sanlam Ltd.	19,811	97,606
Standard Bank Group Ltd.	7,556	87,198
		935,257
Health Care (0.5%):
Aspen Pharmacare Holdings Ltd.	7,906	44,890
Life Healthcare Group Holdings Ltd.	59,348	88,919
Netcare Ltd.	81,845	94,889
		228,698
Industrials (0.4%):
Barloword Ltd.	11,506	87,867
The Bidvest Group Ltd.	7,276	91,715
		179,582
Materials (0.6%):
Anglo American Platinum Ltd.	1,004	60,557
AngloGold Ashanti Ltd.	2,123	39,843
Gold Fields	8,098	40,722
Sappi Ltd.	16,963	42,078

Security Description	Shares	Value
Sasol Ltd.	3,283	$54,883
		238,083
		2,793,130
Taiwan (18.2%):
Communication Services (1.1%):
Chunghwa Telecom Co. Ltd.	48,000	171,744
Far EasTone Telecommunications Co. Ltd.	64,000	149,566
Taiwan Mobile Co. Ltd.	48,000	173,291
		494,601
Consumer Discretionary (1.8%):
Cheng Shin Rubber Industry Co. Ltd.	85,000	125,487
Eclat Textile Co. Ltd.	7,000	93,866
Feng TAY Enterprise Co. Ltd.	10,600	76,024
Formosa Taffeta Co. Ltd.	111,000	120,936
Giant Manufacturing Co. Ltd.	8,000	54,411
Hotai Motor Co. Ltd.	5,000	75,992
Merida Industry Co. Ltd.	12,000	68,272
Nien Made Enterprise Co. Ltd.	7,000	61,374
Pou Chen Corp.	106,000	135,819
		812,181
Consumer Staples (0.8%):
President Chain Store Corp.	13,000	121,523
Standard Foods Corp.	53,000	106,092
Uni-President Enterprises Corp.	52,000	125,378
		352,993
Financials (3.9%):
Chailease Holding Co. Ltd.	22,000	88,644
Chang Hwa Commercial Bank Ltd.	234,795	163,856
CTBC Financial Holding Co. Ltd.	250,800	166,537
E.Sun Financial Holding Co. Ltd.	201,931	170,863
First Financial Holding Co. Ltd.	300,730	211,324
Hua Nan Financial Holdings Co. Ltd.	305,330	206,191
Mega Financial Holding Co. Ltd.	163,000	151,057
Taishin Financial Holding Co. Ltd.	502,793	224,469
Taiwan Cooperative Financial Holding Co. Ltd.	349,556	230,987
Yuanta Financial Holding Co. Ltd.	234,000	139,542
		1,753,470
Industrials (1.7%):
AirTac International Group	4,000	47,642
Eva Airways Corp.	336,076	147,872
Far Eastern New Century Corp.	127,000	117,286
Hiwin Technologies Corp.	7,121	62,090
Taiwan High Speed Rail Corp.	81,000	92,167
Teco Electric & Machinery Co. Ltd.	129,000	103,955
Voltronic Power Technology Corp.	4,000	82,520
Walsin Lihwa Corp.	215,000	100,490
		754,022
Information Technology (6.5%):
Accton Technology Corp.	12,000	63,243
Acer, Inc.	166,000	95,246
Advantech Co. Ltd.	13,000	114,399
ASE Technology Holding Co. Ltd.	33,000	75,312
Catcher Technology Co. Ltd.	9,000	68,175
Chicony Electronics Co. Ltd.	32,000	94,278
Chroma ATE, Inc.	11,000	52,123

Security Description	Shares	Value
Compal Electronics, Inc.	284,000	$163,866
Delta Electronics, Inc.	18,000	76,878
Foxconn Technology Co. Ltd.	59,100	123,256
Hon Hai Precision Industry Co. Ltd.	38,400	90,606
Inventec Corp.	152,000	104,851
Lite-On Technology Corp.	63,000	100,116
Macronix International Co. Ltd.	58,000	58,892
MediaTek, Inc.	6,000	71,366
Micro-Star International Co. Ltd.	28,000	81,501
Nanya Technology Corp.	32,000	83,035
Novatek Microelectronics Corp.	9,000	51,639
Pegatron Corp.	48,000	83,551
Powertech Technology, Inc.	38,000	106,811
Quanta Computer, Inc.	67,000	122,238
Radiant Opto-Electronics Corp.	16,000	61,116
Realtek Semiconductor Corp.	9,000	66,725
Synnex Technology International Corp.	113,000	132,221
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	105,212
Tripod Technology Corp.	23,000	82,665
Unimicron Technology Corp.	30,000	42,211
Walsin Technology Corp.	10,000	56,249
Winbond Electronics Corp.	136,000	78,252
Wistron Corp.	117,000	94,473
WPG Holdings Ltd.	134,000	165,000
Yageo Corp.	7,198	57,193
Zhen Ding Technology Holding Ltd.	15,000	53,670
		2,876,369
Materials (2.4%):
Asia Cement Corp.	75,000	104,680
China Steel Corp.	290,000	215,002
Formosa Chemicals & Fibre	41,000	114,583
Formosa Plastics Corp.	37,000	112,707
Nan Ya Plastics Corp.	66,000	148,283
TA Chen Stainless Pipe	97,000	108,653
Taiwan Cement Corp.	96,974	123,941
Taiwan Fertilizer Co., Ltd.	95,000	139,332
		1,067,181
		8,110,817
Thailand (8.6%):
Communication Services (0.8%):
Advanced Info Service Public Co. Ltd.	15,200	109,352
Intouch Holdings Public Co. Ltd.	46,600	99,814
Jasmine International PCL	261,400	54,708
VGI PCL	259,800	83,683
		347,557
Consumer Discretionary (0.9%):
Central Plaza Hotel PCL	78,200	84,389
Home Product Center Public Co. Ltd.	199,200	111,390
Minor International Public Co. Ltd.	84,300	103,376
Siam Global House PCL	160,340	81,271
		380,426
Consumer Staples (1.2%):
Berli Jucker PCL	52,600	90,734
Carabao Group PCL	17,600	46,907
Charoen Pokphand Foods PCL	103,100	88,502

Security Description	Shares	Value
CP ALL Public Co. Ltd.	51,000	$135,505
Osotspa PCL	67,200	81,857
Thai Union Group PCL	168,600	92,074
		535,579
Energy (0.6%):
Banpu PCL	175,300	67,644
PTT Exploration & Production PCL	22,400	88,633
PTT PCL	81,200	122,809
		279,086
Financials (1.2%):
Bangkok Bank Public Co. Ltd.	24,200	137,302
Kasikornbank Public Co. Ltd.	23,900	122,314
Krung Thai Bank Public Co. Ltd.	259,200	145,789
The Siam Commercial Bank Public Co. Ltd.	28,800	111,132
		516,537
Health Care (0.4%):
Bangkok Dusit Medical Services Public Co. Ltd.	127,200	100,662
Bumrungrad Hospital Public Co. Ltd.	22,200	92,923
		193,585
Industrials (0.7%):
Airports of Thailand PCL	48,000	117,331
Bangkok Expressway & Metro PCL	226,300	79,923
BTS Group Holdings PCL	228,700	100,215
		297,469
Materials (0.8%):
Indorama Ventures Public Co. Ltd.	54,900	58,347
PTT Global Chemical Public Co. Ltd.	54,500	95,794
The Siam Cement Public Co. Ltd.	10,150	135,422
TOA Paint Thailand PCL	56,500	74,828
		364,391
Real Estate (0.2%):
Central Pattana Public Co. Ltd.	49,300	109,627
Utilities (1.8%):
B Grimm Power PCL	70,800	100,134
Banpu Power PCL	171,100	106,867
CK Power PCL	417,200	78,447
Energy Absolute Public Co. Ltd.	49,300	77,384
Gulf Energy Development PCL	18,700	97,842
Ratch Group PCL	51,400	120,180
TPI Polene Power PCL	738,300	115,405
TTW PCL	269,100	120,558
		816,817
		3,841,074
Turkey (2.2%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri AS	30,202	69,705
Consumer Discretionary (0.4%):
Arcelik AS (a)	19,872	67,121
Ford Otomotiv Sanayi AS	6,406	67,504
Tofas Turk Otomobil Fabrikasi AS	18,246	65,643
		200,268
Consumer Staples (0.2%):
BIM Birlesik Magazalar AS	9,366	81,614

Security Description	Shares	Value
Financials (0.3%):
Akbank TAS (a)	45,867	$66,070
Turkiye Garanti Bankasi AS (a)	36,069	65,330
		131,400
Industrials (0.8%):
Aselsan Elektronik Sanayi ve Ticaret AS	19,437	69,376
Enka Insaat ve Sanayi AS	76,998	77,175
KOC Holding AS	26,740	89,703
TAV Havalimanlari Holding AS	14,605	61,146
Turkiye Sise ve Cam Fabrikalari AS	83,410	69,101
		366,501
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	52,313	63,570
Koza Altin Isletmeleri AS (a)	5,407	62,732
		126,302
		975,790
Total Common Stocks (Cost $45,161,546)		44,426,468

Rights (0.0%)(c)
China (0.0%):(c)
Financials (0.0%):(c)
Shanghai Fosun Pharmaceutical Expires 12/31/49 @ $0.00(a)(d)	117	—	(e)
Industrials (0.0%):(c)
Fosun International Expires 12/31/49 @ $0.00(d)	21	—	(e)
Thailand (0.0%):(c)
Utilities (0.0%):(c)
Global Power Synergy Expires 10/07/19 @ $0.00	33,600	15,657
Total Rights (Cost $—)		15,657
Total Investments (Cost $45,162,524) — 99.5%		44,443,107
Other assets in excess of liabilities — 0.5%		201,470
NET ASSETS - 100.00%		$44,644,577

(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $1,289,984 and amounted to 2.9% of net assets.

(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(e)	Rounds to less than $1.

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	4	12/20/19	$206,236	$200,380	$(5,856)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(5,856)
	Total net unrealized appreciation(depreciation)				$(5,856)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (3.7%):
AT&T, Inc.	111,308	$4,211,895
Omnicom Group, Inc.(a)	51,394	4,024,150
Verizon Communications, Inc.	71,697	4,327,631
		12,563,676
Consumer Discretionary (6.8%):
Best Buy Co., Inc.	32,669	2,253,834
General Motors Co., Class C	85,391	3,200,455
Genuine Parts Co.	44,889	4,470,496
Kohl’s Corp.	39,489	1,961,024
Ralph Lauren Corp.	28,474	2,718,413
Tapestry, Inc.	79,658	2,075,091
The Gap, Inc.	120,936	2,099,449
Whirlpool Corp.	17,151	2,716,032
Wynn Resorts Ltd.	16,959	1,843,782
		23,338,576
Consumer Staples (9.6%):
Altria Group, Inc.	66,256	2,709,870
Archer-Daniels-Midland Co.	96,321	3,955,904
Conagra Brands, Inc.	65,836	2,019,848
General Mills, Inc.	69,030	3,804,934
Kimberly-Clark Corp.	25,436	3,613,184
Molson Coors Brewing Co., Class B	57,341	3,297,108
Philip Morris International, Inc.	37,064	2,814,270
The Coca-Cola Co.	73,906	4,023,442
The J.M. Smucker Co.	32,221	3,544,954
Walgreens Boots Alliance, Inc.	52,811	2,920,976
		32,704,490
Energy (9.0%):
Chevron Corp.	31,912	3,784,763
Exxon Mobil Corp.	56,238	3,970,965
Halliburton Co.	111,499	2,101,756
HollyFrontier Corp.	51,390	2,756,560
Kinder Morgan, Inc.	182,006	3,751,144
Occidental Petroleum Corp.	61,770	2,746,912
ONEOK, Inc.	45,333	3,340,589
Phillips 66	31,713	3,247,411
Schlumberger Ltd.	74,607	2,549,321
Valero Energy Corp.	32,946	2,808,317
		31,057,738
Financials (22.7%):
BB&T Corp.	74,301	3,965,445
BlackRock, Inc., Class A	8,146	3,630,183
Citizens Financial Group, Inc.	82,642	2,923,048
Comerica, Inc.	44,095	2,909,829
Fifth Third BanCorp.	113,134	3,097,609
Franklin Resources, Inc.	117,050	3,378,063
Huntington Bancshares, Inc.	230,253	3,285,710
Invesco Ltd.	171,185	2,899,874
JPMorgan Chase & Co.	34,815	4,097,378
KeyCorp	165,317	2,949,255
MetLife, Inc.	80,028	3,774,120
Morgan Stanley	72,568	3,096,477
New York Community Bancorp, Inc.	279,435	3,506,909

Security Description	Shares	Value
People’s United Financial, Inc.	233,866	$3,656,495
Principal Financial Group, Inc.	55,129	3,150,071
Prudential Financial, Inc.	36,938	3,322,573
Regions Financial Corp.	186,071	2,943,643
Santander Consumer USA Holdings, Inc.	112,538	2,870,844
State Street Corp.	57,375	3,396,026
Synovus Financial Corp.	73,719	2,636,191
TCF Financial Corp.	65,485	2,493,014
The Progressive Corp.	45,491	3,514,180
Wells Fargo & Co.	77,285	3,898,255
Zions Bancorp NA	70,581	3,142,266
		78,537,458
Health Care (3.7%):
Bristol-Myers Squibb Co.	55,002	2,789,151
Cardinal Health, Inc.	59,528	2,809,126
Gilead Sciences, Inc.	53,676	3,401,985
Johnson & Johnson	29,465	3,812,182
		12,812,444
Industrials (6.7%):
3M Co.	18,034	2,964,790
Caterpillar, Inc.	22,916	2,894,520
Cummins, Inc.	21,261	3,458,527
Eaton Corp. PLC, ADR	41,868	3,481,324
Emerson Electric Co.	54,793	3,663,460
United Parcel Service, Inc., Class B	23,591	2,826,674
Watsco, Inc.	20,745	3,509,639
		22,798,934
Information Technology (9.7%):
Broadcom, Inc.	8,425	2,325,890
Cisco Systems, Inc.	61,727	3,049,931
HP, Inc.	128,465	2,430,558
International Business Machines Corp.	25,176	3,661,094
Juniper Networks, Inc.	137,140	3,394,215
Maxim Integrated Products, Inc.	47,105	2,727,850
NetApp, Inc.	41,393	2,173,546
Paychex, Inc.	51,175	4,235,755
Seagate Technology PLC	45,602	2,452,932
The Western Union Co.	192,941	4,470,443
Xerox Holdings Corp.	76,061	2,274,985
		33,197,199
Materials (7.1%):
Eastman Chemical Co.	41,227	3,043,789
International Paper Co.	69,745	2,916,736
LyondellBasell Industries NV, Class A	33,734	3,018,181
Nucor Corp.	59,901	3,049,560
Packaging Corp. of America	28,412	3,014,513
Sonoco Products Co.	76,323	4,442,762
Steel Dynamics, Inc.	84,903	2,530,109
WestRock Co.	64,204	2,340,236
		24,355,886
Utilities (20.1%):
AES Corp.	222,185	3,630,503
American Electric Power Co., Inc.	55,567	5,206,072
CenterPoint Energy, Inc.	167,891	5,066,950

Security Description	Shares	Value
Consolidated Edison, Inc.	55,115	$5,206,715
Duke Energy Corp.	59,016	5,657,275
Evergy, Inc.	75,333	5,014,164
Exelon Corp.	100,707	4,865,155
FirstEnergy Corp.	100,287	4,836,842
MDU Resources Group, Inc.	161,181	4,543,692
OGE Energy Corp.	110,147	4,998,471
Pinnacle West Capital Corp.	49,069	4,763,128
PPL Corp.	146,672	4,618,701
Public Service Enterprise Group, Inc.	79,776	4,952,494
The Southern Co.	88,022	5,437,119
		68,797,281
Total Common Stocks (Cost $330,032,509)		340,163,682

Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(b)	895,374	895,374
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(b)	1,016,769	1,016,769
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(b)	29,951	29,951
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(b)	566,980	566,980
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(b)	492,416	492,416
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(b)	880,337	880,337
Total Collateral for Securities Loaned (Cost $3,881,827)		3,881,827
Total Investments (Cost $333,914,336) — 100.2%		344,045,509
Liabilities in excess of other assets — (0.2)%		(708,596)
NET ASSETS - 100.00%		$343,336,913

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	16	12/20/19	$2,401,102	$2,382,800	$(18,302)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(18,302)
	Total net unrealized appreciation(depreciation)				$(18,302)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (2.7%):
Cogent Communications Holdings, Inc.	16,748	$922,815
John Wiley & Sons, Inc., Class A	18,748	823,787
Telephone & Data Systems, Inc.	28,650	739,170
		2,485,772
Consumer Discretionary (14.4%):
American Eagle Outfitters, Inc.	39,052	633,423
Brinker International, Inc.(a)	20,444	872,345
Dineequity, Inc.	9,911	751,848
Haverty Furniture Cos., Inc.	39,729	805,307
Hooker Furniture Corp.	33,675	721,992
LCI Industries	8,521	782,654
MDC Holdings, Inc.	24,070	1,037,417
Movado Group, Inc.	24,984	621,102
PetMed Express, Inc.(a)	39,442	710,745
Ruth’s Hospitality Group, Inc.	61,486	1,255,237
Shutterstock, Inc.(b)	22,288	805,042
Sturm Ruger & Co., Inc.	19,461	812,691
Tailored Brands, Inc.(a)	61,216	269,350
The Buckle, Inc.	31,018	638,971
The Cheesecake Factory, Inc.	26,864	1,119,692
The Children’s Place, Inc.	6,837	526,381
Tupperware Brands Corp.	37,878	601,124
		12,965,321
Consumer Staples (5.7%):
B&G Foods, Inc.(a)	43,320	819,181
John B. Sanfilippo & Son, Inc.	9,867	953,152
Medifast, Inc.	6,181	640,537
Universal Corp.	17,468	957,421
Vector Group Ltd.	57,917	689,786
Weis Markets, Inc.(a)	30,721	1,171,699
		5,231,776
Energy (5.1%):
Arch Coal, Inc., Class A	9,988	741,110
Archrock, Inc.	64,046	638,539
Core Laboratories N.V.	15,603	727,412
Delek US Holdings, Inc.	17,748	644,252
Falcon Minerals Corp.	104,551	601,168
Murphy Oil Corp.	37,018	818,468
Peabody Energy Corp.	34,098	501,923
		4,672,872
Financials (23.1%):
Artisan Partners Asset Management, Class A	34,616	977,556
Cadence Bancorp, Class A	43,404	761,306
Cathay General Bancorp	32,334	1,123,121
Columbia Banking System, Inc.	28,744	1,060,654
FBL Financial Group, Inc., Class A	21,790	1,296,723
First Busey Corp.	47,297	1,195,668
First Financial Bancorp	42,029	1,028,660
Great Western Bancorp, Inc.	32,381	1,068,573
Hope Bancorp, Inc.	69,290	993,619
Moelis & Co., Class A	24,168	793,919
Navient Corp.	62,496	799,949
Northwest Bancshares, Inc.	95,487	1,565,031

Security Description	Shares	Value
Park National Corp.	11,937	$1,131,747
Provident Financial Services, Inc.	53,135	1,303,402
Safety Insurance Group, Inc.	13,552	1,373,224
Sandy Spring Bancorp, Inc.	34,009	1,146,443
Southside Bancshares, Inc.	35,174	1,199,786
Waddell & Reed Financial, Inc., Class A	57,324	984,826
WesBanco, Inc.	32,091	1,199,241
		21,003,448
Health Care (4.0%):
Meridian Bioscience, Inc.	71,409	677,671
National Healthcare Corp.	17,143	1,403,155
Patterson Cos., Inc.	56,770	1,011,641
Phibro Animal Health Corp., Class A	24,301	518,340
		3,610,807
Industrials (23.3%):
Aircastle Ltd.	48,745	1,093,351
Applied Industrial Technologies, Inc.	17,374	986,843
Ennis, Inc.	56,524	1,142,350
GATX Corp.	13,175	1,021,458
H&E Equipment Services, Inc.	27,458	792,438
Healthcare Services Group(a)	28,495	692,144
Hillenbrand, Inc.	30,971	956,385
HNI Corp.	27,623	980,617
Interface, Inc.	69,125	998,165
Kennametal, Inc.	25,382	780,243
Knoll, Inc.	45,537	1,154,363
Matson, Inc.	24,492	918,695
Matthews International Corp., Class A(a)	25,935	917,840
McGrath RentCorp	15,671	1,090,545
National Presto Industries, Inc.(a)	10,236	911,925
Resources Connection, Inc.	48,569	825,187
Ryder System, Inc.	15,259	789,958
Steelcase, Inc., Class A	55,601	1,023,058
Systemax, Inc.	25,833	568,584
The Greenbrier Cos., Inc.	28,595	861,281
Trinity Industries, Inc.	42,061	827,760
Triton International Ltd.	28,400	961,056
Wabash National Corp.	60,136	872,573
		21,166,819
Information Technology (3.1%):
AVX Corp.	64,682	983,166
Benchmark Electronics, Inc.	36,256	1,053,600
Vishay Intertechnology, Inc.	44,825	758,887
		2,795,653
Materials (14.9%):
Cabot Corp.	19,495	883,513
Commercial Metals Co.	45,584	792,250
Domtar Corp.	23,811	852,672
Futurefuel Corp.	53,885	643,387
Greif, Inc., Class A	16,887	639,848
Innophos Holdings, Inc.	30,583	992,724
Kaiser Aluminum Corp.	11,078	1,096,390
Kronos Worldwide, Inc.	64,343	795,923
Louisiana Pacific Corp.	38,386	943,528
Neenah Paper, Inc.	13,868	903,084

Security Description	Shares	Value
PolyOne Corp.	25,910	$845,962
Schnitzer Steel Industries, Inc.	31,452	649,798
Schweitzer-Mauduit International, Inc.	21,285	796,910
Sensient Technologies Corp.	19,116	1,312,314
The Chemours Co.	35,620	532,163
Worthington Industries, Inc.	24,253	874,321
		13,554,787
Utilities (3.1%):
Otter Tail Corp.	27,140	1,458,775
Unitil Corp.	21,608	1,370,812
		2,829,587
Total Common Stocks (Cost $91,345,544)		90,316,842

Rights (0.0%)(c)
Materials (0.0%):(c)
Schulman, Inc., Expires 12/31/49 @ $0.00(b)(d)(f)	7,093	—
Total Right (Cost $14,186)		—

Collateral for Securities Loaned^ (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(e)	762,769	762,769
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(e)	866,186	866,186
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(e)	25,516	25,516
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(e)	483,010	483,010
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(e)	419,489	419,489
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(e)	749,959	749,959
Total Collateral for Securities Loaned (Cost $3,306,929)		3,306,929
Total Investments (Cost $94,666,659) — 103.0%		93,623,771
Liabilities in excess of other assets — (3.0)%		(2,707,476)
NET ASSETS - 100.00%		$90,916,295

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(e)	Rate disclosed is the daily yield on September 30, 2019.
(f)	Illiquid

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	7	12/20/19	$549,183	$533,750	$(15,433)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(15,433)
	Total net unrealized appreciation(depreciation)				$(15,433)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Australia (9.4%):
Consumer Staples (1.0%):
Wesfarmers Ltd.	32,965	$885,343

Energy (1.0%):
Woodside Petroleum Ltd.	38,720	846,033

Financials (3.3%):
Australia & New Zealand Banking Group Ltd.	47,907	921,985
National Australia Bank Ltd.	55,171	1,105,713
Westpac Banking Corp.	44,166	883,368
		2,911,066
Materials (3.2%):
BHP Group Ltd.	35,875	888,935
BHP Group PLC	34,117	726,570
Fortescue Metals Group Ltd.	76,373	453,521
Rio Tinto Ltd. (a)	12,057	753,969
		2,822,995
Utilities (0.9%):
AGL Energy Ltd.	65,346	844,870
		8,310,307
Canada (10.8%):
Communication Services (5.6%):
BCE, Inc.	36,052	1,743,951
Shaw Communications, Inc., Class B	70,386	1,383,066
TELUS Corp.	50,894	1,811,468
		4,938,485
Energy (2.4%):
Inter Pipeline Ltd.	50,574	887,631
Pembina Pipeline Corp.	33,339	1,235,962
		2,123,593
Financials (2.8%):
Great-West Lifeco, Inc.	50,838	1,220,772
Power Financial Corp.	55,674	1,291,089
		2,511,861
		9,573,939
Denmark (0.7%):
Financials (0.7%):
Danske Bank A/S	47,118	656,200

Finland (4.4%):
Financials (2.1%):
Nordea Bank AB	115,528	819,515
Sampo Oyj, Class A	25,725	1,022,720
		1,842,235
Materials (1.3%):
Stora ENSO Oyj, R Shares	45,190	544,437
UPM-Kymmene Oyj	22,621	668,572
		1,213,009
Utilities (1.0%):
Fortum Oyj	37,320	882,161
		3,937,405

Security Description	Shares	Value
France (10.2%):
Communication Services (2.3%):
Orange SA	85,735	$1,344,982
Publicis Groupe SA	13,241	651,083
		1,996,065
Consumer Discretionary (0.7%):
Renault SA	10,307	591,507

Energy (1.2%):
TOTAL SA	20,111	1,049,493

Financials (3.0%):
BNP Paribas SA	15,350	747,259
Credit Agricole SA	58,842	714,363
Natixis SA	145,807	604,616
Societe Generale SA	22,546	617,705
		2,683,943
Industrials (0.8%):
Alstom SA	16,857	698,640

Utilities (2.2%):
Engie SA	64,854	1,058,754
Suez Environnement Co.	59,407	933,900
		1,992,654
		9,012,302
Germany (4.0%):
Consumer Discretionary (1.0%):
Bayerische Motoren Werke AG	12,341	868,685

Industrials (0.7%):
Hochtief AG	5,651	644,175

Materials (2.3%):
BASF SE	11,151	779,209
Covestro AG (b)	11,887	588,132
Evonik Industries AG	26,049	642,992
		2,010,333
		3,523,193
Hong Kong (4.2%):
Industrials (1.2%):
CK Hutchison Holdings Ltd.	120,000	1,059,521
Utilities (3.0%):
CK Infrastructure Holdings Ltd.	167,500	1,127,353
Power Assets Holdings Ltd.	228,000	1,531,636
		2,658,989
		3,718,510
Ireland (0.8%):
Communication Services (0.8%):
WPP PLC	60,285	754,424

Italy (3.1%):
Energy (2.2%):
Eni SpA	69,715	1,066,238
Snam SpA	186,796	943,344
		2,009,582
Financials (0.9%):
Intesa Sanpaolo SpA	331,738	786,504
		2,796,086

Security Description	Shares	Value
Japan (10.3%):
Consumer Discretionary (1.6%):
Aisin Seiki Co. Ltd.	20,100	$631,204
Nissan Motor Co. Ltd.	131,200	818,074
		1,449,278
Consumer Staples (1.2%):
Japan Tobacco, Inc.	49,100	1,074,559

Industrials (5.5%):
FANUC Corp.	3,800	714,938
Komatsu Ltd.	29,200	668,486
Marubeni Corp.	110,800	735,558
Mitsubishi Corp.	37,200	912,193
Mitsui & Co. Ltd.	55,500	907,631
Sumitomo Corp.	61,100	953,999
		4,892,805
Information Technology (1.1%):
Canon, Inc.	37,700	1,005,182

Materials (0.9%):
Mitsubishi Chemical Holdings Corp.	103,900	740,111
		9,161,935
Korea, Republic Of (1.8%):
Energy (0.8%):
SK Innovation Co. Ltd.	4,935	684,958

Financials (1.0%):
Hana Financial Group, Inc.	32,031	944,058
		1,629,016
Macau (1.1%):
Consumer Discretionary (1.1%):
Sands China Ltd.	124,400	563,470
Wynn Macau Ltd.	229,200	447,434
		1,010,904
Netherlands (2.8%):
Consumer Staples (1.2%):
Koninklijke Ahold Delhaize NV	42,398	1,060,643

Financials (0.8%):
ING Groep NV	69,479	727,197

Industrials (0.8%):
Randstad RV (a)	14,601	717,480
		2,505,320
Norway (2.5%):
Consumer Staples (0.8%):
Mowi ASA	30,417	702,021

Energy (1.7%):
Aker BP ASA	19,301	516,561
Equinor ASA	51,293	976,002
		1,492,563
		2,194,584
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	86,535	497,422

Security Description	Shares	Value
Singapore (1.3%):
Communication Services (1.3%):
Singapore Telecommunications Ltd.	499,700	$1,121,052

Spain (6.6%):
Communication Services (1.3%):
Telefonica SA	150,066	1,144,956
Energy (1.1%):
Repsol SA	59,452	929,099

Financials (0.8%):
CaixaBank SA	269,480	707,767

Industrials (0.9%):
ACS, Actividades de Construccion y Servicios SA	20,607	823,292

Utilities (2.5%):
Endesa SA	44,345	1,166,618
Gas Natural SDG SA	39,217	1,040,259
		2,206,877
		5,811,991
Sweden (5.6%):
Communication Services (1.5%):
Telia Co. AB	287,802	1,288,810

Consumer Discretionary (0.6%):
Hennes & Mauritz AB, B Shares	28,440	551,507

Financials (2.7%):
Skandinaviska Enskilda Banken AB, Class A	90,944	836,139
Svenska Handelsbanken AB, Class A	103,450	968,990
Swedbank AB, A Shares	40,618	584,844
		2,389,973
Industrials (0.8%):
Volvo AB, Class B	52,141	732,481
		4,962,771
Switzerland (1.8%):
Financials (1.1%):
UBS Group AG, Registered Shares	81,414	924,454

Materials (0.7%):
Glencore PLC	217,475	654,321
		1,578,775
United Kingdom (16.2%):
Communication Services (1.1%):
BT Group PLC	442,458	971,322
Consumer Discretionary (0.9%):
Barratt Developments PLC	103,659	825,735

Consumer Staples (1.4%):
British American Tobacco PLC	17,415	643,854
Imperial Brands PLC	27,161	610,419
		1,254,273
Energy (2.3%):
BP PLC	148,254	940,040
Royal Dutch Shell PLC, Class A	36,019	1,055,592
		1,995,632

Security Description	Shares	Value
Financials (5.7%):
Aviva PLC	213,209	$1,046,558
HSBC Holdings PLC	152,746	1,172,817
Legal & General Group PLC	327,824	1,001,039
Lloyds Banking Group PLC	1,508,282	1,003,457
Royal Bank of Scotland Group PLC	321,135	819,546
		5,043,417
Health Care (1.4%):
GlaxoSmithKline PLC	55,866	1,198,124

Industrials (0.8%):
International Consolidated Airlines Group SA	117,913	688,516

Materials (1.6%):
Anglo American PLC	30,086	692,059
Rio Tinto PLC	14,381	744,092
		1,436,151
Utilities (1.0%):
National Grid PLC	85,452	926,403
		14,339,573
United States (0.7%):
Consumer Discretionary (0.7%):
Carnival PLC	14,527	601,817
Total Common Stocks (Cost $91,994,858)		87,697,526

Collateral for Securities Loaned^ (0.8%)
United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (c)	170,177	170,177
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (c)	193,250	193,250
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (c)	5,693	5,693
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (c)	107,762	107,762
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (c)	93,590	93,590
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (c)	167,319	167,319
Total Collateral for Securities Loaned (Cost $737,791)		737,791

Total Investments (Cost $92,732,649) — 99.7%		88,435,317
Other assets in excess of liabilities — 0.3%		223,682
NET ASSETS - 100.00%		$88,658,999

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $588,132 and amounted to 0.7% of net assets.

(c)	Rate disclosed is the daily yield on September 30, 2019.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	7	12/20/19	$665,483	$664,440	$(1,043)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,043)
	Total net unrealized appreciation(depreciation)				$(1,043)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Brazil (2.9%):
Energy (0.8%):
Petroleo Brasileiro SA	51,700	$342,833

Industrials (0.8%):
EcoRodovias Infraestrutura e Logistica SA	98,400	333,953

Information Technology (0.4%):
Cielo SA	102,100	196,601

Utilities (0.9%):
Engie Brasil Energia SA	35,150	375,562
		1,248,949
Chile (2.8%):
Utilities (2.8%):
Aguas Andinas SA	1,186,302	649,145
Colbun SA	2,995,494	540,529
		1,189,674
China (16.5%):
Consumer Discretionary (0.6%):
Great Wall Motor Co. Ltd., Class H	400,000	267,943

Energy (3.0%):
China Petroleum & Chemical Corp., Class H	762,000	453,068
China Shenhua Energy Co. Ltd., Class H	232,000	465,924
Yanzhou Coal Mining Co. Ltd.	343,000	348,361
		1,267,353
Financials (10.0%):
Agricultural Bank of China Ltd.	1,677,000	656,892
Bank of China Ltd.	1,541,000	605,586
Bank of Communications Co. Ltd., Class H	767,000	501,058
China Cinda Asset Management Co. Ltd.	1,765,000	346,807
China CITIC Bank Corp. Ltd.	1,084,000	578,133
China Construction Bank Corp., Class H	770,000	587,509
China Minsheng Banking Corp. Ltd.	703,500	478,425
GF Securities Co. Ltd. (a)	259,000	271,309
Huatai Securities Co. Ltd. (b)	179,000	268,129
		4,293,848
Industrials (0.7%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	422,400	286,181

Materials (0.9%):
Sinopec Shanghai Petrochemical Co. Ltd.	1,300,000	378,182

Real Estate (1.3%):
Guangzhou R&f Properties Co. Ltd., Class H	187,949	284,412
Logan Property Holdings Co. Ltd.	190,000	270,545
		554,957
		7,048,464
Czech Republic (3.3%):
Financials (1.4%):
Komercni Banka AS	17,370	587,544
Utilities (1.9%):
CEZ AS	36,410	804,373
		1,391,917

Security Description	Shares	Value
Egypt (1.8%):
Consumer Staples (1.1%):
Eastern Tobacco	442,364	$463,624

Industrials (0.7%):
Elsewedy Electric Co.	384,901	317,549
		781,173
Hong Kong (3.4%):
Energy (0.8%):
CNOOC Ltd.	228,000	347,927

Industrials (1.1%):
China Merchants Holdings International Co. Ltd.	314,000	472,753

Materials (0.9%):
China Resources Cement Holdings Ltd.	398,000	399,143

Real Estate (0.6%):
Agile Group Holdings Ltd.	204,000	247,793
		1,467,616
India (1.4%):
Communication Services (0.8%):
Bharti Infratel Ltd.	86,359	313,573

Materials (0.6%):
Vedanta Ltd.	123,256	268,128
		581,701
Indonesia (2.1%):
Energy (2.1%):
PT Adaro Energy TBK	3,209,800	291,800
PT United Tractors TBK	220,800	320,152
Tambang Batubara Bukit Asam TBK PT	1,858,800	296,046
		907,998
Malaysia (4.1%):
Financials (2.6%):
Malayan Banking Berhad	548,900	1,116,162

Utilities (1.5%):
Petronas Gas Berhad	164,900	645,415
		1,761,577
Mexico (2.4%):
Financials (0.8%):
Grupo Financiero Banorte SAB de CV	60,990	327,870

Industrials (0.8%):
ALFA SAB de CV	407,582	357,985

Materials (0.8%):
Grupo Mexico SAB de CV, Series B	145,363	339,925
		1,025,780
Philippines (2.5%):
Communication Services (1.5%):
Globe Telecom, Inc.	9,275	327,606
PLDT, Inc.	13,420	293,214
		620,820
Utilities (1.0%):
Manila Electric Co.	62,810	448,556
		1,069,376

Security Description	Shares	Value
Poland (3.3%):
Financials (3.3%):
Bank Pekao SA	19,599	$500,671
Bank Zachodni WBK SA	5,018	392,577
Powszechny Zaklad Ubezpieczen na Zycie SA	54,472	507,961
		1,401,209
Russian Federation (9.7%):
Communication Services (1.6%):
Rostelecom PJSC	561,310	679,663

Consumer Staples (1.1%):
Magnit PJSC	8,416	461,884

Energy (0.9%):
Tatneft PAO	38,510	408,323

Materials (5.0%):
ALROSA AO	477,310	548,502
MMC Norilsk Nickel PJSC	1,990	512,185
Phosagro OAO-GDR, Registered Shares	47,408	605,400
Severstal PJSC	33,630	484,086
		2,150,173
Utilities (1.1%):
Federal Grid Co. Unified Energy System PJSC	158,040,000	452,836
		4,152,879
South Africa (12.9%):
Communication Services (2.4%):
MTN Group Ltd.	44,792	284,953
Telkom SA SOC Ltd.	66,506	310,134
Vodacom Group Ltd.	53,268	421,006
		1,016,093
Consumer Discretionary (1.4%):
Mr. Price Group Ltd.	20,712	216,527
The Foschini Group Ltd.	34,030	367,468
		583,995
Consumer Staples (1.9%):
Avi Ltd.	71,126	386,559
Tiger Brands Ltd.	30,402	422,886
		809,445
Energy (0.6%):
Exxaro Resources Ltd.	30,984	267,317

Financials (3.7%):
Absa Group Ltd.	34,330	346,690
Nedbank Group Ltd.	26,604	398,634
Old Mutual Ltd.	324,887	414,868
Standard Bank Group Ltd.	34,217	394,872
		1,555,064
Health Care (1.0%):
Netcare Ltd.	371,806	431,062

Industrials (0.9%):
Barloword Ltd.	52,112	397,962

Materials (1.0%):
Sappi Ltd.	76,789	190,482

Security Description	Shares	Value
Sasol Ltd.	14,871	$248,605
		439,087
		5,500,025
Taiwan (20.0%):
Consumer Discretionary (1.3%):
Formosa Taffeta Co. Ltd.	505,000	550,204

Industrials (2.3%):
Far Eastern New Century Corp.	576,000	531,941
Walsin Lihwa Corp.	977,000	456,645
		988,586
Information Technology (10.0%):
Compal Electronics, Inc.	1,287,000	742,588
Inventec Corp.	687,000	473,900
Nanya Technology Corp.	144,000	373,658
Pegatron Corp.	217,000	377,720
Powertech Technology, Inc.	172,000	483,461
Quanta Computer, Inc.	305,000	556,458
Walsin Technology Corp.	44,000	247,494
WPG Holdings Ltd.	608,000	748,657
Yageo Corp.	31,000	246,317
		4,250,253
Materials (6.4%):
Asia Cement Corp.	338,000	471,760
Formosa Chemicals & Fibre	187,000	522,609
Nan Ya Plastics Corp.	298,000	669,523
TA Chen Stainless Pipe	442,000	495,100
Taiwan Cement Corp.	441,000	563,635
		2,722,627
		8,511,670
Thailand (7.1%):
Communication Services (0.6%):
Jasmine International PCL	1,187,400	248,507

Energy (3.0%):
Banpu PCL	796,400	307,309
PTT Exploration & Production PCL	101,500	401,619
PTT PCL	367,600	555,968
		1,264,896
Materials (1.0%):
PTT Global Chemical Public Co. Ltd.	246,800	433,797

Utilities (2.5%):
TPI Polene Power PCL	3,343,400	522,611
TTW PCL	1,222,400	547,642
		1,070,253
		3,017,453
Turkey (3.5%):
Communication Services (0.7%):
Turkcell Iletisim Hizmetleri AS	136,744	315,600

Consumer Discretionary (1.4%):
Ford Otomotiv Sanayi AS	29,005	305,641
Tofas Turk Otomobil Fabrikasi AS	82,654	297,361
		603,002

Security Description	Shares	Value
Industrials (0.7%):
TAV Havalimanlari Holding AS	66,158	$276,979
Materials (0.7%):
Eregli Demir ve Celik Fabrikalari TAS	237,044	288,052
		1,483,633
Total Common Stocks (Cost $45,575,804)		42,541,094
Total Investments (Cost $45,575,804) — 99.7%		42,541,094
Other assets in excess of liabilities — 0.3%		138,900
NET ASSETS - 100.00%		$42,679,994

(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $268,129 and amounted to 0.6% of net assets.

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	12/20/19	$101,158	$100,190	$(968)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(968)
	Total net unrealized appreciation(depreciation)				$(968)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Aerospace & Defense (5.5%):
General Dynamics Corp.	5,235	$956,592
HEICO Corp.	9,497	1,185,985
Raytheon Co.	25,765	5,054,835
		7,197,412
Air Freight & Logistics (2.4%):
C.H. Robinson Worldwide, Inc.	21,416	1,815,649
Expeditors International of Washington, Inc.	18,612	1,382,685
		3,198,334
Building Products (0.5%):
A.O. Smith Corp.	13,172	628,436

Commercial Services & Supplies (2.2%):
Cintas Corp.	3,686	988,217
Rollins, Inc.(a)	55,629	1,895,280
		2,883,497
Communication Services (1.9%):
The Walt Disney Co.	19,043	2,481,684

Consumer Discretionary (17.8%):
Columbia Sportswear Co.	15,602	1,511,678
Gentex Corp.	81,396	2,241,239
Genuine Parts Co.	17,781	1,770,810
Lowe’s Cos., Inc.	16,493	1,813,570
McDonald’s Corp.	17,061	3,663,167
Nike, Inc., Class B	25,707	2,414,401
Ross Stores, Inc.	8,414	924,278
Target Corp.	38,228	4,086,955
The Home Depot, Inc.	10,980	2,547,579
The TJX Cos., Inc.	21,144	1,178,567
VF Corp.	13,906	1,237,495
		23,389,739
Consumer Staples (16.8%):
Brown-Forman Corp., Class B	22,710	1,425,734
Church & Dwight Co., Inc.	12,871	968,414
Colgate-Palmolive Co.	35,769	2,629,379
Costco Wholesale Corp.	8,352	2,406,295
Hormel Foods Corp.(a)	23,244	1,016,460
Kimberly-Clark Corp.	13,099	1,860,713
Lancaster Colony Corp.	11,568	1,603,903
PepsiCo, Inc.	9,161	1,255,973
Sysco Corp.	30,041	2,385,255
The Clorox Co.	10,164	1,543,607
The Procter & Gamble Co.	31,786	3,953,543
Walgreens Boots Alliance, Inc.	18,258	1,009,850
		22,059,126
Electrical Equipment (1.8%):
Emerson Electric Co.	34,947	2,336,556

Energy (1.1%):
Chevron Corp.	5,512	653,723
Exxon Mobil Corp.	11,462	809,332
		1,463,055

Security Description	Shares	Value
Financials (11.9%):
Aflac, Inc.	19,711	$1,031,280
Brown & Brown, Inc.	31,127	1,122,439
Commerce Bancshares, Inc., Class C(a)	23,822	1,444,804
Erie Indemnity Co., Class A	4,480	831,712
FactSet Research Systems, Inc.(a)	8,409	2,043,135
Franklin Resources, Inc.(a)	36,336	1,048,657
MarketAxess Holdings, Inc.	4,872	1,595,580
Morningstar, Inc.	25,661	3,750,098
Old Republic International Corp.	9,444	222,595
S&P Global, Inc.	2,395	586,727
SEI Investments Co.	17,373	1,029,437
T. Rowe Price Group, Inc.	8,383	957,758
		15,664,222
Health Care (4.2%):
Chemed Corp.	8,159	3,406,954
Johnson & Johnson	7,824	1,012,269
West Pharmaceutical Services, Inc.	7,504	1,064,217
		5,483,440
Industrial Conglomerates (1.8%):
3M Co.	14,252	2,343,029

Information Technology (16.0%):
Accenture PLC, Class A	12,354	2,376,292
Automatic Data Processing, Inc.	17,977	2,901,848
Intuit, Inc.	12,150	3,231,171
Jack Henry & Associates, Inc.	12,678	1,850,608
Mastercard, Inc., Class A	7,406	2,011,247
Paychex, Inc.	54,439	4,505,917
Texas Instruments, Inc.	15,652	2,022,864
Visa, Inc., Class A	11,334	1,949,561
		20,849,508
Machinery (6.5%):
Donaldson Co., Inc.(a)	35,166	1,831,445
Graco, Inc.	25,159	1,158,320
Illinois Tool Works, Inc.	10,145	1,587,591
ITT, Inc.	6,794	415,725
Lincoln Electric Holdings, Inc.(a)	12,349	1,071,399
Nordson Corp.	3,852	563,394
Toro Co.	26,015	1,906,900
		8,534,774
Materials (4.2%):
Air Products & Chemicals, Inc.	8,649	1,918,867
Ecolab, Inc.	4,133	818,499
Nucor Corp.	7,273	370,268
PPG Industries, Inc.	7,870	932,674
Sonoco Products Co.	24,799	1,443,550
		5,483,858
Professional Services (1.1%):
Robert Half International, Inc.	25,704	1,430,685

Road & Rail (1.5%):
J.B. Hunt Transport Services, Inc.	17,930	1,983,955

Security Description	Shares	Value
Trading Companies & Distributors (2.3%):
Fastenal Co.	31,331	$1,023,584
W.W. Grainger, Inc.	6,574	1,953,464
		2,977,048
Total Common Stocks (Cost $127,887,982)		130,388,358

Collateral for Securities Loaned^ (1.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(b)	562,570	562,570
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(b)	638,844	638,844
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(b)	18,818	18,818
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(b)	356,238	356,238
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(b)	309,389	309,389
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(b)	553,123	553,123
Total Collateral for Securities Loaned (Cost $2,438,982)		2,438,982

Total Investments (Cost $130,326,964) — 101.4%		132,827,340
Liabilities in excess of other assets — (1.4)%		(1,790,269)
NET ASSETS - 100.00%		$131,037,071

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on September 30, 2019.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	4	12/20/19	$601,706	$595,700	$(6,006)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(6,006)
	Total net unrealized appreciation(depreciation)				$(6,006)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (2.0%):
Omnicom Group, Inc.	24,141	$1,890,240
The Walt Disney Co.	9,417	1,227,223
		3,117,463
Consumer Discretionary (8.7%):
AutoZone, Inc.(a)	2,030	2,201,779
Best Buy Co., Inc.	9,595	661,959
Carnival Corp.	6,303	275,504
Cracker Barrel Old Country Store, Inc.(b)	6,314	1,026,972
Darden Restaurants, Inc.	6,975	824,585
Dollar General Corp.	8,238	1,309,348
H&R Block, Inc.(b)	43,734	1,032,997
Kohl’s Corp.	19,976	992,008
Las Vegas Sands Corp.(c)	5,618	324,496
Six Flags Entertainment Corp.	10,774	547,211
Target Corp.	26,392	2,821,569
The Gap, Inc.	29,195	506,825
The Home Depot, Inc.	1,854	430,165
Williams-Sonoma, Inc.	4,862	330,519
		13,285,937
Consumer Staples (21.7%):
Flowers Foods, Inc.	9,126	211,084
Ingredion, Inc.	17,755	1,451,294
Kimberly-Clark Corp.	30,563	4,341,474
PepsiCo, Inc.	36,564	5,012,924
Sysco Corp.	55,978	4,444,653
The Hershey Co.	31,237	4,841,423
The Kroger Co.	95,153	2,453,044
The Procter & Gamble Co.	45,113	5,611,155
Walmart, Inc.	44,728	5,308,320
		33,675,371
Energy (1.4%):
Valero Energy Corp.	25,911	2,208,654

Financials (12.6%):
Aflac, Inc.	56,751	2,969,211
Erie Indemnity Co., Class A	4,472	830,227
Everest Re Group Ltd.	8,442	2,246,332
Fidelity National Financial, Inc., Class A	57,233	2,541,718
First American Financial Corp.	16,986	1,002,344
Marsh & McLennan Co., Inc.	4,262	426,413
New Residential Investment Corp.	93,696	1,469,153
The Allstate Corp.	18,430	2,002,972
The Hanover Insurance Group, Inc.	9,216	1,249,137
The Progressive Corp.	18,241	1,409,117
The Travelers Co., Inc.	22,208	3,302,107
		19,448,731
Health Care (12.3%):
AmerisourceBergen Corp.	10,566	869,899
Encompass Health Corp.	5,540	350,571
HCA Healthcare, Inc.	21,544	2,594,328
Humana, Inc.	9,119	2,331,455
Johnson & Johnson	40,247	5,207,157
Pfizer, Inc.	100,018	3,593,647

Security Description	Shares	Value
UnitedHealth Group, Inc.	14,455	$3,141,360
Universal Health Services, Inc., Class B	5,822	866,023
		18,954,440
Industrials (12.4%):
3M Co.	4,158	683,575
Expeditors International of Washington, Inc.	7,558	561,484
Lockheed Martin Corp.	13,387	5,221,733
Raytheon Co.	19,972	3,918,307
Republic Services, Inc., Class A	45,481	3,936,381
Spirit Aerosystems Holdings, Inc., Class A	7,671	630,863
Waste Management, Inc.	36,561	4,204,515
		19,156,858
Information Technology (18.4%):
Apple, Inc.	41,039	9,191,505
Cisco Systems, Inc.	44,421	2,194,842
F5 Networks, Inc.(a)	3,295	462,684
Intel Corp.	51,412	2,649,260
International Business Machines Corp.	25,795	3,751,109
MAXIMUS, Inc.	6,303	486,970
Microsoft Corp.(c)	71,404	9,927,298
		28,663,668
Real Estate (9.1%):
Apple Hospitality REIT, Inc.	61,400	1,018,012
Equity Commonwealth	33,074	1,132,785
Kimco Realty Corp.	115,914	2,420,284
Life Storage, Inc.	12,234	1,289,586
Medical Properties Trust, Inc.	19,218	375,904
PS Business Parks, Inc.	6,397	1,163,934
Public Storage	17,166	4,210,304
VICI Properties, Inc.(b)	108,357	2,454,286
		14,065,095
Utilities (0.9%):
IDACORP, Inc.	11,825	1,332,323
Total Common Stocks (Cost $148,801,042)		153,908,540

Collateral for Securities Loaned^ (2.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	928,022	928,022
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	1,053,844	1,053,844
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	31,044	31,044
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	587,653	587,653
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	510,371	510,371

Security Description	Shares or Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	912,437	$912,437
Total Collateral for Securities Loaned (Cost $4,023,371)		4,023,371
Total Investments (Cost $152,824,413) — 102.1%		157,931,911
Liabilities in excess of other assets — (2.1)%		(3,199,494)
NET ASSETS - 100.00%		$154,732,417

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on September 30, 2019.

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	5	12/20/19	$750,235	$744,625	$(5,610)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(5,610)
	Total net unrealized appreciation(depreciation)				$(5,610)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.8%):
Activision Blizzard, Inc.	18,384	$972,881
Alphabet, Inc., Class A(a)	1,121	1,368,897
AT&T, Inc.	52,883	2,001,093
Cable One, Inc.	1,443	1,810,532
CBS Corp., Class B	34,913	1,409,438
Charter Communications, Inc., Class A(a)	3,647	1,503,002
Comcast Corp., Class A	41,668	1,878,393
Discovery Communications, Inc., Class A(a)(b)	42,817	1,140,217
DISH Network Corp., Class A(a)	28,830	982,238
Electronic Arts, Inc.(a)	9,236	903,466
Facebook, Inc., Class A(a)	5,936	1,057,083
InterActive Corp., Class A(a)	4,616	1,006,150
Match Group, Inc.(b)	9,199	657,177
Netflix, Inc.(a)	3,284	878,864
Omnicom Group, Inc.	24,417	1,911,851
Sirius XM Holdings, Inc.(b)	249,129	1,558,302
Take-Two Interactive Software, Inc.(a)	7,657	959,728
The Walt Disney Co.	10,980	1,430,914
T-Mobile US, Inc.(a)	20,843	1,641,803
TripAdvisor, Inc.(a)	26,477	1,024,130
Twitter, Inc.(a)	19,538	804,966
Verizon Communications, Inc.	34,063	2,056,042
		28,957,167
Consumer Discretionary (11.6%):
Advance Auto Parts, Inc.	10,250	1,695,350
Amazon.com, Inc.(a)	705	1,223,817
Aptiv PLC	13,618	1,190,486
Aramark	32,679	1,424,151
AutoZone, Inc.(a)	1,649	1,788,538
Best Buy Co., Inc.	15,521	1,070,794
Booking Holdings, Inc.(a)	670	1,314,949
BorgWarner, Inc.	36,744	1,347,770
Bright Horizons Family Solutions, Inc.(a)	13,302	2,028,555
Burlington Stores, Inc.(a)	4,650	929,163
CarMax, Inc.(a)(b)	15,579	1,370,952
Chipotle Mexican Grill, Inc.(a)	1,470	1,235,491
Columbia Sportswear Co.	13,366	1,295,032
D.R. Horton, Inc.	26,263	1,384,323
Darden Restaurants, Inc.	13,748	1,625,289
Dollar General Corp.	9,528	1,514,380
Domino’s Pizza, Inc.	5,340	1,306,111
Dunkin’ Brands Group, Inc.	22,349	1,773,617
eBay, Inc.	37,499	1,461,710
Etsy, Inc.(a)	13,587	767,666
Five Below, Inc.(a)	7,803	983,958
Garmin Ltd.	16,561	1,402,551
General Motors Co., Class C	40,569	1,520,526
Gentex Corp.	53,000	1,459,355
Genuine Parts Co.	21,327	2,123,956
Grand Canyon Education, Inc.(a)(b)	7,630	749,266
Hasbro, Inc.	10,351	1,228,560
Hilton Worldwide Holdings, Inc.	16,915	1,574,956
Hyatt Hotels Corp., Class A	24,607	1,812,798
Kohl’s Corp.	18,760	931,622
Lear Corp.	10,618	1,251,862
Lennar Corp., Class A	25,601	1,429,816

Security Description	Shares	Value
LKQ Corp.(a)	55,611	$1,748,966
Marriott International, Inc., Class A	11,874	1,476,769
McDonald’s Corp.	11,628	2,496,647
Mohawk Industries, Inc.(a)	9,102	1,129,285
Nike, Inc., Class B	16,540	1,553,436
Norwegian Cruise Line Holdings Ltd.(a)	26,235	1,358,186
NVR, Inc.(a)	431	1,602,178
O’Reilly Automotive, Inc.(a)	4,497	1,792,099
Planet Fitness, Inc., Class A(a)	18,484	1,069,669
Pool Corp.	8,336	1,681,371
PulteGroup, Inc.	40,198	1,469,237
PVH Corp.	11,461	1,011,204
Ralph Lauren Corp.	13,529	1,291,614
Ross Stores, Inc.	14,856	1,631,932
Royal Caribbean Cruises Ltd.	11,813	1,279,702
Service Corp. International(b)	37,785	1,806,501
Starbucks Corp.	18,212	1,610,305
Tapestry, Inc.	37,846	985,888
Target Corp.	9,664	1,033,178
The Gap, Inc.	57,458	997,471
The Home Depot, Inc.	7,977	1,850,823
The TJX Cos., Inc.	30,682	1,710,215
Tiffany & Co.	15,911	1,473,836
Tractor Supply Co.	14,645	1,324,494
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,443	862,988
VF Corp.	17,139	1,525,200
Whirlpool Corp.	8,148	1,290,317
Wynn Resorts Ltd.	8,058	876,066
Yum China Holdings, Inc.	26,162	1,188,540
Yum! Brands, Inc.	20,187	2,289,810
		87,635,297
Consumer Staples (6.6%):
Altria Group, Inc.	31,479	1,287,491
Archer-Daniels-Midland Co.	45,763	1,879,486
Brown-Forman Corp., Class B	30,257	1,899,534
Casey’s General Stores, Inc.	10,354	1,668,651
Church & Dwight Co., Inc.	22,340	1,680,862
Colgate-Palmolive Co.	28,909	2,125,100
Conagra Brands, Inc.	31,278	959,609
Costco Wholesale Corp.	5,948	1,713,678
General Mills, Inc.	32,795	1,807,660
Hormel Foods Corp.	41,908	1,832,637
Kimberly-Clark Corp.	12,084	1,716,532
Lamb Weston Holdings, Inc.	20,591	1,497,378
McCormick & Co., Inc.	10,032	1,568,002
Molson Coors Brewing Co., Class B	27,243	1,566,473
Mondelez International, Inc., Class A	40,924	2,263,916
Monster Beverage Corp.(a)	20,091	1,166,483
PepsiCo, Inc.	17,111	2,345,918
Philip Morris International, Inc.	17,609	1,337,051
Sysco Corp.	27,368	2,173,019
The Boston Beer Co., Inc., Class A(a)	2,402	874,520
The Clorox Co.	10,493	1,593,572
The Coca-Cola Co.	35,113	1,911,552
The Estee Lauder Cos., Inc., Class A	6,184	1,230,307
The Hershey Co.	14,165	2,195,433
The J.M. Smucker Co.	15,309	1,684,296
The Kroger Co.	55,021	1,418,441

Security Description	Shares	Value
Tyson Foods, Inc., Class A	17,781	$1,531,655
US Foods Holding Corp.(a)	42,351	1,740,626
Walgreens Boots Alliance, Inc.	25,091	1,387,783
Walmart, Inc.	18,504	2,196,056
		50,253,721
Energy (2.8%):
Cabot Oil & Gas Corp.	72,128	1,267,289
Chevron Corp.	15,161	1,798,094
ConocoPhillips	25,120	1,431,338
Continental Resources, Inc.(a)	26,396	812,733
Diamondback Energy, Inc.	10,255	922,027
EOG Resources, Inc.	14,125	1,048,358
Exxon Mobil Corp.	26,718	1,886,557
Halliburton Co.	52,973	998,541
HollyFrontier Corp.	24,416	1,309,674
Kinder Morgan, Inc.	86,470	1,782,147
Marathon Oil Corp.	77,747	953,956
Occidental Petroleum Corp.	29,347	1,305,061
ONEOK, Inc.	21,537	1,587,062
Phillips 66	15,068	1,542,963
Schlumberger Ltd.	35,446	1,211,190
Valero Energy Corp.	15,654	1,334,347
		21,191,337
Financials (17.2%):
Aflac, Inc.	39,841	2,084,481
Ally Financial, Inc.	47,174	1,564,290
American Express Co.	15,384	1,819,620
Ameriprise Financial, Inc.	10,045	1,477,620
Arch Capital Group Ltd.(a)	48,724	2,045,434
Arthur J. Gallagher & Co.	22,488	2,014,250
Assurant, Inc.	14,284	1,797,213
Bank of America Corp.	52,261	1,524,453
BB&T Corp.	35,300	1,883,962
BlackRock, Inc., Class A	3,869	1,724,181
BOK Financial Corp.	18,487	1,463,246
Brown & Brown, Inc.	57,709	2,080,987
Capital One Financial Corp.	15,646	1,423,473
CBOE Holdings, Inc.	15,220	1,748,930
Chubb Ltd.	13,637	2,201,558
Citigroup, Inc.	21,678	1,497,516
Citizens Financial Group, Inc.	39,263	1,388,732
CME Group, Inc.	9,256	1,956,163
Comerica, Inc.	20,949	1,382,425
Commerce Bancshares, Inc., Class C	31,273	1,896,708
Credit Acceptance Corp.(a)	3,214	1,482,650
Discover Financial Services	18,289	1,483,055
E*TRADE Financial Corp.	32,232	1,408,216
East West Bancorp, Inc.	27,405	1,213,767
Erie Indemnity Co., Class A	5,747	1,066,931
FactSet Research Systems, Inc.	5,881	1,428,907
Fidelity National Financial, Inc., Class A	42,055	1,867,663
Fifth Third BanCorp.	53,751	1,471,702
First American Financial Corp.	30,938	1,825,651
First Republic Bank(b)	15,846	1,532,308
Franklin Resources, Inc.	55,611	1,604,933
Globe Life, Inc.	22,363	2,141,481

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	37,853	$2,294,270
Huntington Bancshares, Inc.	109,393	1,561,038
Intercontinental Exchange, Inc.	23,460	2,164,655
Invesco Ltd.	81,330	1,377,730
JPMorgan Chase & Co.	16,541	1,946,711
KeyCorp	78,541	1,401,171
Lincoln National Corp.	23,948	1,444,543
LPL Financial Holdings, Inc.	15,673	1,283,619
M&T Bank Corp.	10,574	1,670,375
MarketAxess Holdings, Inc.	3,466	1,135,115
Marsh & McLennan Co., Inc.	21,011	2,102,151
MetLife, Inc.	38,021	1,793,070
Moody’s Corp.	7,183	1,471,294
Morgan Stanley	34,477	1,471,134
Morningstar, Inc.	11,880	1,736,143
MSCI, Inc.	5,960	1,297,790
New York Community Bancorp, Inc.(b)	132,761	1,666,151
Northern Trust Corp.	16,847	1,572,162
People’s United Financial, Inc.	111,111	1,737,220
Principal Financial Group, Inc.	26,191	1,496,554
Prudential Financial, Inc.	17,549	1,578,533
Raymond James Financial, Inc.	18,762	1,547,115
Regions Financial Corp.	88,403	1,398,535
Reinsurance Group of America, Inc.	12,171	1,945,899
S&P Global, Inc.	7,046	1,726,129
Santander Consumer USA Holdings, Inc.	53,468	1,363,969
SEI Investments Co.	26,293	1,557,992
Signature Bank	11,554	1,377,468
State Street Corp.	27,260	1,613,519
SVB Financial Group(a)	5,401	1,128,539
Synchrony Financial	45,546	1,552,663
Synovus Financial Corp.	35,024	1,252,458
T. Rowe Price Group, Inc.	13,445	1,536,091
TCF Financial Corp.	31,112	1,184,434
TD Ameritrade Holding Corp.	31,890	1,489,263
The Bank of New York Mellon Corp.	37,240	1,683,620
The Charles Schwab Corp.	34,481	1,442,340
The Goldman Sachs Group, Inc.	6,791	1,407,299
The PNC Financial Services Group, Inc.	13,172	1,846,188
The Progressive Corp.	21,612	1,669,527
The Travelers Co., Inc.	15,850	2,356,736
U.S. Bancorp	38,801	2,147,248
Voya Financial, Inc.	30,348	1,652,145
W.R. Berkley Corp.	32,168	2,323,494
Wells Fargo & Co.	36,719	1,852,107
Zions Bancorp NA	33,533	1,492,889
		128,251,602
Health Care (11.0%):
Abbott Laboratories	19,244	1,610,145
ABIOMED, Inc.(a)	3,935	699,997
Agilent Technologies, Inc.	18,879	1,446,698
Align Technology, Inc.(a)	3,959	716,262
AmerisourceBergen Corp.	15,419	1,269,446
Amgen, Inc.	7,326	1,417,654
Anthem, Inc.	4,521	1,085,492
Baxter International, Inc.	22,525	1,970,262
Biogen, Inc.(a)	3,811	887,277
Bio-Techne Corp.	7,008	1,371,255

Security Description	Shares	Value
Boston Scientific Corp.(a)	34,257	$1,393,917
Bristol-Myers Squibb Co.	26,131	1,325,103
Bruker Corp.	24,778	1,088,498
Cardinal Health, Inc.	28,281	1,334,580
Centene Corp.(a)	22,158	958,555
Cerner Corp.	22,307	1,520,668
Charles River Laboratories International, Inc.(a)	9,339	1,236,203
Chemed Corp.	4,382	1,829,792
Cigna Corp.	7,206	1,093,799
Danaher Corp.	12,019	1,735,904
Dentsply Sirona, Inc.	24,384	1,299,911
Edwards Lifesciences Corp.(a)	5,532	1,216,542
Elanco Animal Health, Inc.(a)	47,205	1,255,181
Eli Lilly & Co.	14,400	1,610,352
Encompass Health Corp.	22,692	1,435,950
Exelixis, Inc.(a)	46,293	818,692
Gilead Sciences, Inc.	25,501	1,616,253
HCA Healthcare, Inc.	10,112	1,217,687
Henry Schein, Inc.(a)	24,519	1,556,957
Hill-Rom Holdings, Inc.	13,905	1,463,223
Humana, Inc.	4,206	1,075,348
IDEXX Laboratories, Inc.(a)	4,849	1,318,589
Illumina, Inc.(a)	3,573	1,086,978
Incyte Pharmaceuticals, Inc.(a)	13,195	979,465
Insulet Corp.(a)(b)	5,560	917,011
Intuitive Surgical, Inc.(a)	2,378	1,283,954
IQVIA Holdings, Inc.(a)	9,544	1,425,683
Jazz Pharmaceuticals PLC(a)	9,037	1,158,001
Johnson & Johnson	13,999	1,811,191
Laboratory Corp. of America Holdings(a)	9,834	1,652,112
Masimo Corp.(a)	8,415	1,252,068
Medtronic PLC	18,383	1,996,761
Merck & Co., Inc.	22,007	1,852,549
Mettler-Toledo International, Inc.(a)	2,143	1,509,529
Molina Healthcare, Inc.(a)	6,425	704,951
PerkinElmer, Inc.	16,465	1,402,324
PRA Health Sciences, Inc.(a)	12,055	1,196,218
Quest Diagnostics, Inc.	16,066	1,719,544
Regeneron Pharmaceuticals, Inc.(a)	4,109	1,139,837
ResMed, Inc.	8,227	1,111,550
Stryker Corp.	6,897	1,491,821
Teleflex, Inc.	3,902	1,325,705
The Cooper Co., Inc.	5,470	1,624,590
Thermo Fisher Scientific, Inc.	5,406	1,574,605
UnitedHealth Group, Inc.	5,952	1,293,489
Universal Health Services, Inc., Class B	9,699	1,442,726
Varian Medical Systems, Inc.(a)	14,250	1,697,033
Veeva Systems, Inc., Class A(a)	5,951	908,658
Vertex Pharmaceuticals, Inc.(a)	6,810	1,153,750
Waters Corp.(a)	5,783	1,290,939
West Pharmaceutical Services, Inc.	10,451	1,482,161
Zoetis, Inc.	12,800	1,594,752
		82,956,147
Industrials (16.6%):
3M Co.	8,568	1,408,579
A.O. Smith Corp.	31,060	1,481,873
AECOM(a)	43,324	1,627,249

Security Description	Shares	Value
AGCO Corp.	17,997	$1,362,373
Alaska Air Group, Inc.	23,998	1,557,710
Allegion PLC	18,693	1,937,529
Allison Transmission Holdings, Inc.	32,906	1,548,227
AMERCO, Inc.	4,948	1,929,917
American Airlines Group, Inc.	36,015	971,325
AMETEK, Inc.	21,148	1,941,809
BWX Technologies, Inc.	22,055	1,261,767
C.H. Robinson Worldwide, Inc.	19,406	1,645,241
Carlisle Cos., Inc.	11,478	1,670,508
Caterpillar, Inc.	10,887	1,375,137
Cintas Corp.	6,200	1,662,220
Copart, Inc.(a)	22,464	1,804,533
CoStar Group, Inc.(a)(c)	2,111	1,252,245
CSX Corp.	22,371	1,549,639
Cummins, Inc.	10,101	1,643,130
Deere & Co.	8,158	1,376,091
Delta Air Lines, Inc.	24,119	1,389,254
Donaldson Co., Inc.(b)	30,890	1,608,751
Dover Corp.	16,157	1,608,591
Eaton Corp. PLC, ADR	19,892	1,654,020
Emerson Electric Co.	26,033	1,740,566
Expeditors International of Washington, Inc.	23,143	1,719,293
Fastenal Co.	47,730	1,559,339
Flowserve Corp.	26,346	1,230,622
Fortive Corp.	23,188	1,589,769
Fortune Brands Home & Security, Inc.	25,707	1,406,173
Gardner Denver Holdings, Inc.(a)	36,302	1,026,984
General Dynamics Corp.	9,082	1,659,554
Graco, Inc.	36,547	1,682,624
HD Supply Holdings, Inc.(a)	45,477	1,781,561
HEICO Corp.	9,715	1,213,209
Hexcel Corp.	19,063	1,565,644
Honeywell International, Inc.	11,882	2,010,434
Hubbell, Inc.	11,707	1,538,300
Huntington Ingalls Industries, Inc.	7,474	1,582,918
IDEX Corp.	10,153	1,663,874
Illinois Tool Works, Inc.	10,317	1,614,507
Ingersoll-Rand PLC	14,306	1,762,642
J.B. Hunt Transport Services, Inc.	11,972	1,324,702
Kansas City Southern	11,540	1,534,935
Knight-Swift Transportation Holdings, Inc.	24,922	904,669
L3Harris Technologies, Inc.	6,838	1,426,680
Lennox International, Inc.	6,785	1,648,551
Lockheed Martin Corp.	4,818	1,879,310
Masco Corp.	30,387	1,266,530
Nordson Corp.	10,788	1,577,853
Norfolk Southern Corp.	8,254	1,482,914
Northrop Grumman Corp.	4,157	1,558,002
Old Dominion Freight Line, Inc.	8,201	1,393,924
Owens Corning, Inc.	20,009	1,264,569
PACCAR, Inc.	24,157	1,691,232
Parker-Hannifin Corp.	8,199	1,480,821
Republic Services, Inc., Class A	29,383	2,543,099
Robert Half International, Inc.	23,484	1,307,119
Rockwell Automation, Inc.	8,847	1,457,986
Rollins, Inc.	43,215	1,472,335
Roper Technologies, Inc.	4,931	1,758,395
Snap-on, Inc.	9,555	1,495,740

Security Description	Shares	Value
Southwest Airlines Co.	26,988	$1,457,622
Spirit Aerosystems Holdings, Inc., Class A	15,214	1,251,199
Teledyne Technologies, Inc.(a)	5,560	1,790,264
Textron, Inc.	28,385	1,389,730
The Middleby Corp.(a)	12,412	1,450,963
Toro Co.	25,573	1,874,500
TransDigm Group, Inc.	2,307	1,201,186
TransUnion	17,273	1,401,013
Union Pacific Corp.	8,714	1,411,494
United Airlines Holdings, Inc.(a)	16,683	1,474,944
United Parcel Service, Inc., Class B	11,208	1,342,943
United Rentals, Inc.(a)	8,143	1,014,944
United Technologies Corp.	11,658	1,591,550
Verisk Analytics, Inc., Class A	14,032	2,219,021
W.W. Grainger, Inc.	4,762	1,415,028
Waste Management, Inc.	19,956	2,294,940
Watsco, Inc.	9,856	1,667,438
Woodward, Inc.	11,707	1,262,366
XPO Logistics, Inc.(a)	8,864	634,396
Xylem, Inc.	21,720	1,729,346
		125,959,984
Information Technology (15.8%):
Accenture PLC, Class A	9,376	1,803,474
Adobe, Inc.(a)	4,460	1,232,075
Advanced Micro Devices, Inc.(a)	18,877	547,244
Akamai Technologies, Inc.(a)	17,062	1,559,126
Alliance Data Systems Corp.	8,328	1,067,067
Amphenol Corp., Class A	17,884	1,725,806
Analog Devices, Inc.	10,948	1,223,220
ANSYS, Inc.(a)	7,062	1,563,244
Apple, Inc.	5,787	1,296,114
Applied Materials, Inc.	20,580	1,026,942
Arista Networks, Inc.(a)	4,044	966,192
Aspen Technology, Inc.(a)	8,306	1,022,302
Automatic Data Processing, Inc.	10,626	1,715,249
Black Knight, Inc.(a)	36,236	2,212,570
Booz Allen Hamilton Holdings Corp.	24,327	1,727,704
Broadcom, Inc.	4,003	1,105,108
Broadridge Financial Solutions, Inc.	14,011	1,743,389
CACI International, Inc., Class A(a)	7,020	1,623,445
Cadence Design Systems, Inc.(a)	19,892	1,314,463
CDW Corp.	11,623	1,432,419
Ciena Corp.(a)	20,317	797,036
Cisco Systems, Inc.	29,327	1,449,047
Citrix Systems, Inc.	23,726	2,290,035
Cognex Corp.	22,252	1,093,241
Cognizant Technology Solutions Corp., Class A	21,988	1,325,107
Corning, Inc.	44,694	1,274,673
Dolby Laboratories, Inc., Class A	22,928	1,482,066
DXC Technology Co.	23,188	684,046
Entegris, Inc.	25,206	1,186,194
EPAM Systems, Inc.(a)	6,476	1,180,704
Euronet Worldwide, Inc.(a)	9,105	1,332,062
F5 Networks, Inc.(a)	10,335	1,451,241
Fair Isaac Corp.(a)	3,668	1,113,311
Fidelity National Information Services, Inc.	13,083	1,736,899
Fiserv, Inc.(a)	13,895	1,439,383

Security Description	Shares	Value
FleetCor Technologies, Inc.(a)	5,160	$1,479,785
FLIR Systems, Inc.(b)	31,354	1,648,907
Fortinet, Inc.(a)	13,626	1,045,932
Gartner, Inc.(a)	8,997	1,286,481
Genpact Ltd.	44,937	1,741,309
Global Payments, Inc.	9,310	1,480,290
HP, Inc.	61,034	1,154,763
Intel Corp.	26,432	1,362,042
International Business Machines Corp.	11,961	1,739,369
IPG Photonics Corp.(a)(b)	7,247	982,693
Jack Henry & Associates, Inc.	13,644	1,991,615
Juniper Networks, Inc.	65,155	1,612,587
KLA Corp.	7,473	1,191,570
Lam Research Corp.	4,537	1,048,546
Leidos Holdings, Inc.	18,491	1,588,007
Manhattan Associates, Inc.(a)	12,287	991,192
Mastercard, Inc., Class A	5,560	1,509,929
Maxim Integrated Products, Inc.	22,381	1,296,084
Microchip Technology, Inc.	11,719	1,088,812
Micron Technology, Inc.(a)	17,303	741,434
Microsoft Corp.(c)	11,004	1,529,886
Monolithic Power Systems, Inc.	6,930	1,078,516
Motorola Solutions, Inc.	7,679	1,308,578
National Instruments Corp.	32,991	1,385,292
NetApp, Inc.	19,667	1,032,714
Nvidia Corp.	4,944	860,602
ON Semiconductor Corp.(a)	46,794	898,913
Oracle Corp.	32,937	1,812,523
Paychex, Inc.	24,313	2,012,387
Paycom Software, Inc.(a)	4,134	866,032
Paylocity Holding Corp.(a)	8,178	798,009
PayPal Holdings, Inc.(a)	12,782	1,324,087
Qorvo, Inc.(a)	14,658	1,086,744
RealPage, Inc.(a)	21,450	1,348,347
Sabre Corp.	58,221	1,303,859
Salesforce.com, Inc.(a)	7,854	1,165,848
Seagate Technology PLC	21,666	1,165,414
Skyworks Solutions, Inc.	12,889	1,021,453
SS&C Technologies Holdings, Inc.	22,287	1,149,341
Synopsys, Inc.(a)	10,400	1,427,400
TE Connectivity Ltd.	16,879	1,572,785
Teradyne, Inc.	16,359	947,350
Texas Instruments, Inc.	10,106	1,306,099
The Trade Desk, Inc., Class A(a)	2,335	437,929
The Western Union Co.	91,666	2,123,901
Trimble Navigation Ltd.(a)	34,257	1,329,514
Tyler Technologies, Inc.(a)	6,158	1,616,475
Ubiquiti, Inc.	8,836	1,044,945
Universal Display Corp.	3,660	614,514
VeriSign, Inc.(a)	8,218	1,550,161
Visa, Inc., Class A	9,786	1,683,290
VMware, Inc., Class A	6,674	1,001,500
WEX, Inc.(a)	6,507	1,314,869
Xerox Holdings Corp.	36,138	1,080,888
Xilinx, Inc.	7,727	741,019
Zebra Technologies Corp.(a)	4,241	875,215
		118,539,944

Security Description	Shares	Value
Materials (5.6%):
Air Products & Chemicals, Inc.	8,821	$1,957,028
Albemarle Corp.(b)	16,414	1,141,101
AptarGroup, Inc.	18,311	2,168,938
Ball Corp.	21,727	1,581,943
Celanese Corp., Series A	11,773	1,439,720
CF Industries Holdings, Inc.	23,179	1,140,407
Crown Holdings, Inc.(a)	22,365	1,477,432
Eastman Chemical Co.	19,588	1,446,182
Ecolab, Inc.	9,568	1,894,847
FMC Corp.	16,189	1,419,452
International Flavors & Fragrances, Inc.(b)	11,206	1,374,864
International Paper Co.	33,135	1,385,706
LyondellBasell Industries NV, Class A	16,026	1,433,846
Martin Marietta Materials, Inc.	5,894	1,615,545
NewMarket Corp.	3,680	1,737,291
Nucor Corp.	28,460	1,448,899
Packaging Corp. of America	13,499	1,432,244
PPG Industries, Inc.	15,644	1,853,970
Reliance Steel & Aluminum Co.	15,526	1,547,321
Royal Gold, Inc.(b)	11,186	1,378,227
RPM International, Inc.	23,779	1,636,233
Sealed Air Corp.	35,283	1,464,597
Sonoco Products Co.	36,261	2,110,753
Steel Dynamics, Inc.	40,338	1,202,072
The Sherwin-Williams Co.	2,943	1,618,267
Vulcan Materials Co.	10,886	1,646,399
Westlake Chemical Corp.(b)	16,571	1,085,732
WestRock Co.	30,503	1,111,834
		42,750,850
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	28,059	1,487,408
Jones Lang LaSalle, Inc.	8,701	1,209,961
The Howard Hughes Corp.(a)	5,267	682,603
		3,379,972
Utilities (8.2%):
AES Corp.	105,561	1,724,867
Alliant Energy Corp.	44,976	2,425,556
Ameren Corp.	29,184	2,336,179
American Electric Power Co., Inc.	26,399	2,473,322
American Water Works Co., Inc.	17,663	2,194,274
Atmos Energy Corp.	20,464	2,330,645
CenterPoint Energy, Inc.	79,765	2,407,308
CMS Energy Corp.	37,083	2,371,458
Consolidated Edison, Inc.	26,185	2,473,697
DTE Energy Co.	19,454	2,586,604
Duke Energy Corp.	28,038	2,687,722
Evergy, Inc.	35,792	2,382,316
Eversource Energy	30,914	2,642,220
Exelon Corp.	47,846	2,311,440
FirstEnergy Corp.	47,647	2,298,015
IDACORP, Inc.	19,994	2,252,724
MDU Resources Group, Inc.	76,578	2,158,734
NextEra Energy, Inc.	11,209	2,611,585
OGE Energy Corp.	52,330	2,374,735
Pinnacle West Capital Corp.	23,314	2,263,090

Security Description	Shares	Value
PPL Corp.	69,685	$2,194,381
Public Service Enterprise Group, Inc.	37,902	2,352,956
Sempra Energy	17,012	2,511,141
The Southern Co.	41,820	2,583,221
WEC Energy Group, Inc.	24,900	2,367,990
Xcel Energy, Inc.	37,326	2,422,084
		61,738,264
Total Common Stocks (Cost $699,926,749)		751,614,285

Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(d)	2,781,955	2,781,955
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(d)	3,159,134	3,159,134
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(d)	93,060	93,060
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(d)	1,761,623	1,761,623
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(d)	1,529,951	1,529,951
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(d)	2,735,235	2,735,236
Total Collateral for Securities Loaned (Cost $12,060,959)		12,060,959
Total Investments (Cost $711,987,708) — 101.2%		763,675,244
Liabilities in excess of other assets — (1.2)%		(8,893,849)
NET ASSETS - 100.00%		$754,781,395

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	18	12/20/19	$2,700,313	$2,680,650	$(19,663)

	Total unrealized appreciation				$—
	Total unrealized depreciation				$(19,663)
	Total net unrealized appreciation(depreciation)				$(19,663)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (3.7%):
AT&T, Inc.	214,799	$8,127,994
Omnicom Group, Inc.(a)	99,178	7,765,637
Verizon Communications, Inc.	138,360	8,351,410
		24,245,041
Consumer Discretionary (6.8%):
Best Buy Co., Inc.	63,045	4,349,475
General Motors Co., Class C	164,786	6,176,179
Genuine Parts Co.	86,626	8,627,083
Kohl’s Corp.	76,205	3,784,340
Ralph Lauren Corp.	54,947	5,245,790
Tapestry, Inc.	153,724	4,004,510
The Gap, Inc.	233,379	4,051,459
Whirlpool Corp.	33,098	5,241,399
Wynn Resorts Ltd.	32,726	3,557,971
		45,038,206
Consumer Staples (9.6%):
Altria Group, Inc.	127,858	5,229,392
Archer-Daniels-Midland Co.	185,880	7,634,091
Conagra Brands, Inc.	127,049	3,897,863
General Mills, Inc.	133,214	7,342,756
Kimberly-Clark Corp.	49,086	6,972,666
Molson Coors Brewing Co., Class B	110,656	6,362,720
Philip Morris International, Inc.	71,526	5,430,969
The Coca-Cola Co.	142,624	7,764,451
The J.M. Smucker Co.	62,180	6,841,044
Walgreens Boots Alliance, Inc.	101,913	5,636,808
		63,112,760
Energy (9.0%):
Chevron Corp.	61,584	7,303,863
Exxon Mobil Corp.	108,526	7,663,022
Halliburton Co.	215,168	4,055,917
HollyFrontier Corp.	99,172	5,319,586
Kinder Morgan, Inc.	351,233	7,238,912
Occidental Petroleum Corp.	119,203	5,300,957
ONEOK, Inc.	87,483	6,446,622
Phillips 66	61,198	6,266,675
Schlumberger Ltd.	143,976	4,919,660
Valero Energy Corp.	63,580	5,419,559
		59,934,773
Financials (22.7%):
BB&T Corp.	143,384	7,652,404
BlackRock, Inc., Class A	15,720	7,005,461
Citizens Financial Group, Inc.	159,480	5,640,808
Comerica, Inc.	85,093	5,615,287
Fifth Third BanCorp.	218,325	5,977,739
Franklin Resources, Inc.(a)	225,880	6,518,897
Huntington Bancshares, Inc.	444,337	6,340,689
Invesco Ltd.(a)	330,350	5,596,129
JPMorgan Chase & Co.	67,184	7,906,885
KeyCorp	319,027	5,691,442
MetLife, Inc.	154,436	7,283,202
Morgan Stanley	140,042	5,975,592
New York Community Bancorp, Inc.	539,248	6,767,562

Security Description	Shares	Value
People’s United Financial, Inc.	451,309	$7,056,216
Principal Financial Group, Inc.	106,387	6,078,953
Prudential Financial, Inc.	71,283	6,411,906
Regions Financial Corp.	359,077	5,680,598
Santander Consumer USA Holdings, Inc.	217,173	5,540,083
State Street Corp.	110,722	6,553,635
Synovus Financial Corp.	142,263	5,087,325
TCF Financial Corp.	126,373	4,811,020
The Progressive Corp.	87,787	6,781,546
Wells Fargo & Co.	149,144	7,522,823
Zions Bancorp NA	136,206	6,063,891
		151,560,093
Health Care (3.7%):
Bristol-Myers Squibb Co.	106,142	5,382,461
Cardinal Health, Inc.	114,876	5,420,998
Gilead Sciences, Inc.	103,584	6,565,154
Johnson & Johnson	56,860	7,356,547
		24,725,160
Industrials (6.6%):
3M Co.	34,802	5,721,449
Caterpillar, Inc.	44,224	5,585,933
Cummins, Inc.	41,028	6,674,025
Eaton Corp. PLC, ADR	80,797	6,718,270
Emerson Electric Co.	105,739	7,069,710
United Parcel Service, Inc., Class B	45,525	5,454,806
Watsco, Inc.	40,034	6,772,952
		43,997,145
Information Technology (9.7%):
Broadcom, Inc.	16,258	4,488,346
Cisco Systems, Inc.	119,120	5,885,719
HP, Inc.	247,909	4,690,438
International Business Machines Corp.	48,585	7,065,231
Juniper Networks, Inc.	264,649	6,550,063
Maxim Integrated Products, Inc.	90,903	5,264,193
NetApp, Inc.	79,880	4,194,499
Paychex, Inc.	98,756	8,174,034
Seagate Technology PLC	88,002	4,733,628
The Western Union Co.	372,335	8,627,002
Xerox Holdings Corp.	146,782	4,390,250
		64,063,403
Materials (7.1%):
Eastman Chemical Co.	79,560	5,873,915
International Paper Co.	134,593	5,628,679
LyondellBasell Industries NV, Class A	65,101	5,824,586
Nucor Corp.	115,595	5,884,942
Packaging Corp. of America	54,831	5,817,569
Sonoco Products Co.	147,286	8,573,519
Steel Dynamics, Inc.	163,844	4,882,551
WestRock Co.	123,898	4,516,082
		47,001,843
Utilities (20.1%):
AES Corp.	428,769	7,006,085

Security Description	Shares	Value
American Electric Power Co., Inc.	107,234	$10,046,753
CenterPoint Energy, Inc.	323,993	9,778,109
Consolidated Edison, Inc.	106,361	10,047,923
Duke Energy Corp.	113,887	10,917,207
Evergy, Inc.	145,377	9,676,293
Exelon Corp.	194,342	9,388,662
FirstEnergy Corp.	193,533	9,334,097
MDU Resources Group, Inc.	311,046	8,768,387
OGE Energy Corp.	212,558	9,645,882
Pinnacle West Capital Corp.(a)	94,693	9,191,850
PPL Corp.	283,046	8,913,119
Public Service Enterprise Group, Inc.	153,951	9,557,278
The Southern Co.	169,860	10,492,252
		132,763,897
Total Common Stocks (Cost $641,627,906)		656,442,321

Collateral for Securities Loaned^ (2.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(b)	4,291,186	4,291,186
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(b)	4,872,987	4,872,987
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(b)	143,546	143,546
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(b)	2,717,316	2,717,316
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(b)	2,359,960	2,359,960
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(b)	4,219,120	4,219,120
Total Collateral for Securities Loaned (Cost $18,604,115)		18,604,115
Total Investments (Cost $660,232,021) — 101.8%		675,046,436
Liabilities in excess of other assets — (1.8)%		(12,103,167)
NET ASSETS - 100.00%		$662,943,269

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on September 30, 2019.

ADR—American Depositary Receipt

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Future	33	12/20/19	$4,949,550	$4,914,525	$(35,025)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(35,025)
	Total net unrealized appreciation(depreciation)				$(35,025)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (27.1%)
Communication Services (0.7%):
AMC Networks, Inc., Class A(a)	981	$48,227
Cogent Communications Holdings, Inc.	752	41,435
Fluent, Inc.(a)	5,640	15,425
John Wiley & Sons, Inc., Class A	842	36,997
MSG Networks, Inc., Class A(a)	1,921	31,159
QuinStreet, Inc.(a)	1,824	22,964
Shenandoah Telecommunications Co.	1,188	37,742
TechTarget, Inc.(a)	1,122	25,273
Telephone & Data Systems, Inc.	1,287	33,205
The Marcus Corp.	1,273	47,114
The Meet Group, Inc.(a)	5,850	19,159
WideOpenWest, Inc.(a)	5,357	32,999
Yelp, Inc.(a)	1,039	36,105
		427,804
Consumer Discretionary (4.0%):
Acushnet Holdings Corp.	1,733	45,752
American Eagle Outfitters, Inc.	1,754	28,450
American Public Education, Inc.(a)	1,196	26,719
America’s Car-Mart, Inc.(a)	428	39,248
Asbury Automotive Group, Inc.(a)	477	48,810
At Home Group, Inc.(a)	1,885	18,134
BJ’s Restaurants, Inc.	876	34,024
Bloomin’ Brands, Inc.	1,955	37,008
Boot Barn Holdings, Inc.(a)	708	24,709
Boyd Gaming Corp.	1,289	30,872
Brinker International, Inc.(b)	918	39,171
Cavco Industries, Inc.(a)	143	27,469
Century Communities, Inc.(a)	1,152	35,286
Conn’s, Inc.(a)(b)	1,238	30,777
Core-Mark Holding Co., Inc.	991	31,826
Dave & Buster’s Entertainment, Inc.	664	25,863
Del Taco Restaurants, Inc.(a)	3,430	35,072
Denny’s Corp.(a)	2,444	55,637
Dineequity, Inc.	445	33,758
Dorman Products, Inc.(a)	518	41,202
Fox Factory Holding Corp.(a)	508	31,618
Funko, Inc.(a)	981	20,184
Garrett Motion, Inc.(a)	2,748	27,370
G-III Apparel Group Ltd.(a)	1,248	32,161
Group 1 Automotive, Inc.	519	47,909
Haverty Furniture Cos., Inc.	1,785	36,182
Hilton Grand Vacations, Inc.(a)	996	31,872
Hooker Furniture Corp.	1,513	32,439
Installed Building Products, Inc.(a)	563	32,282
iRobot Corp.(a)	383	23,620
Jack in the Box, Inc.	475	43,282
KB Home	1,296	44,063
La-Z-Boy, Inc.	1,069	35,908
LCI Industries	383	35,179
LGI Homes, Inc.(a)	368	30,662
M/I Homes, Inc.(a)	937	35,278
Malibu Boats, Inc., Class A(a)	984	30,189
MarineMax, Inc.(a)	1,802	27,895
Mastercraft Boat Holdings, Inc.(a)	1,664	24,835
MDC Holdings, Inc.	1,081	46,590
Meritage Homes Corp.(a)	499	35,105

Security Description	Shares	Value
Modine Manufacturing Co.(a)	2,384	$27,106
Monarch Casino & Resort, Inc.(a)	1,036	43,191
Monro, Inc	473	37,372
Movado Group, Inc.	1,122	27,893
Murphy USA, Inc.(a)	552	47,086
Oxford Industries, Inc.	525	37,643
PetMed Express, Inc.	1,772	31,931
Rent-A-Center, Inc.	1,165	30,045
RH Corp.(a)	160	27,333
Ruth’s Hospitality Group, Inc.	2,762	56,385
Sally Beauty Holdings, Inc.(a)	2,263	33,696
Shoe Carnival, Inc.	704	22,817
Shutterstock, Inc.(a)	1,001	36,157
Sleep Number Corp.(a)	582	24,048
Sonic Automotive, Inc., Class A	944	29,651
Stamps.com, Inc.(a)	169	12,582
Standard Motor Products, Inc.	1,025	49,763
Steven Madden Ltd.	1,133	40,550
Stitch Fix, Inc.(a)	1,025	19,731
Stoneridge, Inc.(a)(b)	1,332	41,252
Sturm Ruger & Co., Inc.	874	36,498
Tailored Brands, Inc.(b)	2,750	12,100
Taylor Morrison Home Corp., Class A(a)	1,681	43,605
The Buckle, Inc.	1,393	28,696
The Cheesecake Factory, Inc.	1,207	50,308
The Children’s Place, Inc.	307	23,636
The Michaels Cos., Inc.(a)	3,758	36,791
Tilly’s, Inc.	2,198	20,749
TRI Pointe Group, Inc.(a)	2,699	40,593
Tupperware Brands Corp.	1,702	27,011
Urban Outfitters, Inc.(a)	1,393	39,129
Visteon Corp.(a)	311	25,670
William Lyon Homes, Class A(a)	1,699	34,592
Wingstop, Inc.	384	33,516
Winnebago Industries, Inc.	942	36,126
Wolverine World Wide, Inc.	1,416	40,016
YETI Holdings, Inc.(a)	678	18,984
Zumiez, Inc.(a)	1,015	32,150
		2,650,812
Consumer Staples (1.3%):
B&G Foods, Inc.(b)	1,946	36,799
Central Garden & Pet Co., Class A(a)	1,033	28,640
e.l.f. Beauty, Inc.(a)	1,226	21,467
Hostess Brands, Inc.(a)	3,827	53,521
Ingles Markets, Inc., Class A	1,033	40,142
Inter Parfums, Inc.	700	48,979
John B. Sanfilippo & Son, Inc.	443	42,794
Lifevantage Corp.(a)	1,897	25,989
Medifast, Inc.	278	28,809
MGP Ingredients, Inc.(b)	457	22,704
National Beverage Corp.	719	31,895
PriceSmart, Inc.	650	46,215
Sprouts Farmers Markets, Inc.(a)	2,686	51,947
The Chefs’ Warehouse, Inc.(a)	1,023	41,247
The Simply Good Foods Co.(a)	1,270	36,817
Tootsie Roll Industries, Inc.	1,820	67,594
Turning Point Brands, Inc.	646	14,897
Universal Corp.	785	43,026

Security Description	Shares	Value
USANA Health Sciences, Inc.(a)	400	$27,356
Vector Group Ltd.	2,602	30,994
WD-40 Co.	271	49,739
Weis Markets, Inc.(b)	1,380	52,634
		844,205
Energy (0.9%):
Apergy Corp.(a)	1,119	30,269
Arch Coal, Inc., Class A	449	33,316
Archrock, Inc.	2,877	28,684
Cactus, Inc.(a)	1,236	35,770
CONSOL Energy, Inc.(a)	2,024	31,635
Core Laboratories N.V.	701	32,681
Delek US Holdings, Inc.	797	28,931
Falcon Minerals Corp.(b)	4,697	27,008
Gulfport Energy Corp.(a)	8,058	21,837
Liberty Oilfield Services, Inc.	2,164	23,436
Magnolia Oil & Gas Corp.(a)	3,254	36,119
Matrix Service Co.(a)	1,344	23,036
Murphy Oil Corp.	1,663	36,769
Newpark Resources, Inc.(a)	3,842	29,276
Peabody Energy Corp.	1,532	22,551
Propetro Holding Corp.(a)	1,970	17,907
REX American Resources Corp.(a)	533	40,684
Solaris Oilfield Infrastructure, Inc., Class A	1,961	26,317
World Fuel Services Corp.(c)	932	37,224
		563,450
Financials (6.5%):
1st Source Corp.	1,133	51,812
Ameris Bancorp	1,129	45,431
AMERISAFE, Inc.	892	58,970
Artisan Partners Asset Management, Class A	1,555	43,913
Atlantic Union Bankshares Corp.	1,152	42,906
Axos Financial, Inc.(a)	1,353	37,410
BancFirst Corp.	969	53,702
BancorpSouth Bank	1,740	51,521
Banner Corp.	816	45,835
Berkshire Hills Bancorp, Inc.	1,480	43,349
Brookline Bancorp, Inc., Class A	3,667	54,015
Cadence Bancorp, Class A	1,950	34,203
Cannae Holdings, Inc.(a)	1,892	51,973
Capitol Federal Financial, Inc.	4,818	66,392
Cathay General Bancorp	1,453	50,470
Centerstate Banks, Inc.	2,084	49,985
City Holding Co.	711	54,214
Cohen & Steers, Inc.	1,011	55,535
Columbia Banking System, Inc.	1,291	47,638
Columbia Financial, Inc.(a)	4,328	68,339
CVB Financial Corp.	2,593	54,116
Eagle Bancorp, Inc.	723	32,260
Employers Holdings, Inc.	1,252	54,562
Encore Capital Group, Inc.(a)	758	25,260
Enterprise Financial Services Corp.	1,116	45,477
FB Financial Corp.	1,207	45,323
FBL Financial Group, Inc., Class A	979	58,260
First Bancorp, Inc.	4,460	44,511
First Busey Corp.	2,125	53,720

Security Description	Shares	Value
First Commonwealth Financial Corp.	4,167	$55,338
First Financial Bancorp	1,888	46,209
First Interstate BancSystem, Inc., Class A	1,424	57,301
First Merchants Corp.	1,195	44,974
First Midwest Bancorp, Inc.	2,289	44,590
Flagstar Bancorp, Inc., Class A	1,431	53,448
Fulton Financial Corp.	3,244	52,488
Goosehead Insurance, Inc.	488	24,083
Great Western Bancorp, Inc.	1,455	48,015
Green Dot Corp.(a)	566	14,292
Heartland Financial USA, Inc.	1,003	44,874
Hilltop Holdings, Inc.	2,000	47,780
Home BancShares, Inc.	2,319	43,586
Hope Bancorp, Inc.	3,113	44,640
Houlihan Lokey, Inc.	1,132	51,053
Independent Bank Corp.	672	50,165
Independent Bank Group, Inc.	861	45,297
International Bancshares Corp.	1,297	50,090
James River Group Holdings Ltd.	1,268	64,972
Kearny Financial Corp.	4,638	60,480
Kinsale Capital Group, Inc.	444	45,870
Lakeland Financial Corp.	1,266	55,679
Meta Financial Group, Inc.	1,064	34,697
Moelis & Co., Class A	1,086	35,675
National General Holdings Corp.	2,085	47,997
Navient Corp.	2,808	35,942
NBT Bancorp, Inc.	1,544	56,494
Nelnet, Inc., Class A	809	51,452
NMI Holdings, Inc., Class A(a)	1,264	33,193
Northwest Bancshares, Inc.	4,290	70,313
Oceanfirst Financial Corp.	2,684	63,342
Old National Bancorp	2,990	51,443
Pacific Premier Bancorp, Inc.	1,315	41,015
Park National Corp.	536	50,818
Pennymac Financial Services(a)	1,672	50,795
PRA Group, Inc.(a)	1,158	39,129
Provident Financial Services, Inc.	2,387	58,553
Renasant Corp.	1,358	47,544
S&T Bancorp, Inc.	1,474	53,845
Safety Insurance Group, Inc.	609	61,710
Sandy Spring Bancorp, Inc.	1,528	51,509
Seacoast Banking Corp. of Florida(a)	1,895	47,962
ServisFirst Bancshares, Inc.	1,450	48,068
Simmons First National Corp., Class A	1,740	43,326
South State Corp.	632	47,590
Southside Bancshares, Inc.	1,580	53,894
Texas Capital Bancshares, Inc.(a)	673	36,779
Tompkins Financial Corp.	628	50,950
Towne Bank	1,840	51,161
Trico Bancshares	1,555	56,447
Trustmark Corp.	1,570	53,553
United Community Banks, Inc.	1,664	47,174
Veritex Holdings, Inc.	1,837	44,575
Victory Capital Holdings, Inc.	1,880	28,914
Waddell & Reed Financial, Inc., Class A	2,575	44,239
Walker & Dunlop, Inc.	800	44,744
Washington Federal, Inc.	1,517	56,114
WesBanco, Inc.	1,442	53,888
Westamerica Bancorp	935	58,137

Security Description	Shares	Value
World Acceptance Corp.(a)	205	$26,140
WSFS Financial Corp.	1,187	52,347
		4,347,794
Health Care (2.0%):
Addus HomeCare Corp.(a)	416	32,980
AMN Healthcare Services, Inc.(a)	637	36,666
Amphastar Pharmaceuticals, Inc.(a)	1,562	30,974
ANI Pharmaceuticals, Inc.(a)	567	41,324
Anika Therapeutics, Inc.(a)	410	22,505
Atrion Corp.	69	53,763
Biolife Solutions, Inc.(a)	901	14,979
Biospecifics Technologies Corp.(a)	624	33,396
BioTelemetry, Inc.(a)	691	28,144
Computer Programs & Systems	1,614	36,493
CONMED Corp.	443	42,594
Corcept Therapeutics, Inc.(a)	1,933	27,323
CorVel Corp.(a)	582	44,057
Eagle Pharmaceuticals, Inc.(a)	494	27,946
Enanta Pharmaceuticals, Inc.(a)	392	23,551
HealthStream, Inc.(a)	1,986	51,417
Innoviva, Inc.(a)	2,843	29,965
Inogen, Inc.(a)	394	18,877
Integer Holdings Corp.(a)	513	38,762
Iradimed Corp.(a)	979	20,579
Lantheus Holdings, Inc.(a)	1,169	29,301
LeMaitre Vascular, Inc.	928	31,719
Medpace Holdings, Inc.(a)	306	25,716
Meridian Bioscience, Inc.	3,208	30,444
Merit Medical Systems, Inc.(a)	815	24,825
National Healthcare Corp.	770	63,025
Nextgen Healthcare, Inc.(a)	2,041	31,982
Omnicell, Inc.(a)	380	27,463
Patterson Cos., Inc.	2,550	45,441
Phibro Animal Health Corp., Class A	1,092	23,292
Quidel Corp.(a)	472	28,957
Select Medical Holdings Corp.(a)	2,196	36,388
Simulations Plus, Inc.	769	26,684
STAAR Surgical Co.(a)	703	18,123
Supernus Pharmaceuticals, Inc.(a)	1,030	28,304
Tactile Systems Technology, Inc.(a)	452	19,129
The Ensign Group, Inc.	668	31,683
Tivity Health, Inc.(a)	1,698	28,238
US Physical Therapy, Inc.	321	41,907
Utah Medical Products, Inc.	342	32,777
		1,281,693
Industrials (6.2%):
AAON, Inc.	778	35,741
ABM Industries, Inc.	968	35,158
Aerovironment, Inc.(a)	571	30,583
Aircastle Ltd.	2,190	49,122
Alamo Group, Inc.	391	46,029
Albany International Corp.	510	45,982
Allegiant Travel Co.	302	45,198
Ameresco, Inc.(a)	2,485	39,934
American Woodmark Corp.(a)	405	36,009
Applied Industrial Technologies, Inc.	780	44,304

Security Description	Shares	Value
ArcBest Corp.	1,068	$32,521
Astronics Corp.(a)	943	27,705
Atkore International Group, Inc.(a)	1,336	40,548
AZZ, Inc.	1,023	44,562
Barnes Group, Inc.	981	50,560
BMC Stock Holdings, Inc.(a)	1,568	41,050
Brady Corp., Class A	1,217	64,563
Builders FirstSource, Inc.(a)	1,533	31,541
Chart Industries, Inc.(a)	479	29,870
Comfort Systems USA, Inc.	879	38,878
Continental Building Products, Inc.(a)	1,475	40,253
DMC Global, Inc.	425	18,692
DXP Enterprise, Inc.(a)	660	22,915
Echo Global Logistics, Inc.(a)	1,726	39,094
Encore Wire Corp.	861	48,457
Energy Recovery, Inc.(a)	2,701	25,025
EnerSys	600	39,564
Ennis, Inc.	2,539	51,313
ESCO Technologies, Inc.	707	56,248
Federal Signal Corp.	1,413	46,262
Forward Air Corp.	731	46,579
Franklin Electric Co., Inc.	961	45,945
GATX Corp.	592	45,898
Gibraltar Industries, Inc.(a)	1,276	58,620
GMS, Inc.(a)	836	24,010
H&E Equipment Services, Inc.	1,233	35,584
Hawaiian Holdings, Inc.	1,123	29,490
Healthcare Services Group	1,280	31,091
Heartland Express, Inc.	2,435	52,377
Heidrick & Struggles International, Inc.	968	26,426
Helios Technologies, Inc.	558	22,638
Herman Miller, Inc.	934	43,048
Hillenbrand, Inc.	1,391	42,954
HNI Corp.	1,241	44,056
Hub Group, Inc., Class A(a)	802	37,293
Huron Consulting Group, Inc.(a)	656	40,239
ICF International, Inc.	633	53,470
Interface, Inc.	3,105	44,836
JELD-WEN Holding, Inc., Class 2(a)	1,675	32,311
Kadant, Inc.	529	46,441
Kaman Corp.	893	53,097
Kennametal, Inc.	1,140	35,044
Kimball International, Inc., Class B	2,278	43,965
Knoll, Inc.	2,046	51,866
Kratos Defense & Security Solutions, Inc.(a)	1,401	26,052
Marten Transport Ltd.	1,747	36,303
Matson, Inc.	1,100	41,261
Matthews International Corp., Class A	1,165	41,229
McGrath RentCorp	704	48,991
Meritor, Inc.(a)	1,877	34,725
Mesa Air Group, Inc.(a)	2,846	19,196
Moog, Inc., Class A	481	39,019
MRC Global, Inc.(a)	2,342	28,408
Mueller Industries, Inc.	1,363	39,091
MYR Group, Inc.(a)	1,144	35,796
National Presto Industries, Inc.	460	40,981
NOW, Inc.(a)	2,466	28,285
NV5 Global, Inc.(a)	336	22,939
Patrick Industries, Inc.(a)	785	33,661

Security Description	Shares	Value
PGT Innovations, Inc.(a)	1,948	$33,642
Primoris Services Corp.	2,078	40,750
Proto Labs, Inc.(a)	261	26,648
Raven Industries, Inc.	1,299	43,465
Regal Beloit Corp.	695	50,630
Resources Connection, Inc.	2,182	37,072
Rush Enterprises, Inc., Class A	1,215	46,875
Ryder System, Inc.	685	35,462
Saia, Inc.(a)	400	37,480
Simpson Manufacturing Co., Inc.	744	51,611
SkyWest, Inc.	690	39,606
SP Plus Corp.(a)	1,485	54,945
Spirit Airlines, Inc.(a)	711	25,809
SPX Corp.(a)	996	39,850
Standex International Corp.	403	29,395
Steelcase, Inc., Class A	2,498	45,963
Systemax, Inc.	1,160	25,532
Tennant Co.	513	36,269
The Gorman-Rupp Co.	1,482	51,558
The Greenbrier Cos., Inc.	1,285	38,704
Thermon Group Holdings, Inc.(a)	1,907	43,823
TriMas Corp.(a)	1,887	57,836
Trinity Industries, Inc.	1,889	37,176
Triton International Ltd.	1,276	43,180
TrueBlue, Inc.(a)	1,923	40,575
Universal Forest Products, Inc.	921	36,729
Universal Logistics Holdings, Inc.	1,561	36,340
US Ecology, Inc.	700	44,758
Valmont Industries, Inc.	381	52,745
Vectrus, Inc.(a)	585	23,780
Vicor Corp.(a)	733	21,638
Wabash National Corp.	2,701	39,192
Werner Enterprises, Inc.	1,167	41,195
WESCO International, Inc.(a)	950	45,382
		4,056,511
Information Technology (2.8%):
Advanced Energy Industries, Inc.(a)	559	32,092
Anixter International, Inc.(a)	591	40,850
AVX Corp.	2,906	44,171
Axcelis Technologies, Inc.(a)	1,946	33,257
Badger Meter, Inc.	915	49,135
Belden, Inc.	577	30,777
Benchmark Electronics, Inc.	1,629	47,339
Brooks Automation, Inc.	762	28,217
Cass Information Systems, Inc.	1,025	55,340
Comtech Telecommunications Corp.	1,221	39,682
CSG Systems International, Inc.	789	40,776
CTS Corp.(b)	1,424	46,081
Digi International, Inc.(a)	2,593	35,317
Diodes, Inc.(a)	790	31,719
Ebix, Inc.	770	32,417
ePlus, Inc.(a)	370	28,153
Everi Holdings, Inc.(a)	3,236	27,377
EVERTEC, Inc.	1,077	33,624
ExlService Holdings, Inc., Class A(a)	741	49,617
Fabrinet(a)	524	27,405
FormFactor, Inc.(a)	1,841	34,325

Security Description	Shares	Value
GreenSky, Inc., Class A(a)(b)	2,850	$19,508
Ichor Holdings Ltd.(a)	1,230	29,741
II-VI, Inc.(a)	730	25,703
Insight Enterprises, Inc.(a)	817	45,499
Intelligent Systems Corp.(a)	237	9,845
KEMET Corp.	1,311	23,834
ManTech International Corp., Class A	684	48,844
Mesa Laboratories, Inc.	118	28,057
Methode Electronics, Inc.	1,020	34,313
MTS Systems Corp.	850	46,963
Nanometrics, Inc.(a)	977	31,870
Napco Security Technologies, Inc.(a)	628	16,027
NIC, Inc.	1,426	29,447
OSI Systems, Inc.(a)	367	37,273
Paysign, Inc.(a)	998	10,080
PC Connection, Inc.	768	29,875
Perficient, Inc.(a)	1,103	42,554
Photronics, Inc.(a)	3,018	32,836
Plexus Corp.(a)	744	46,507
Power Integrations, Inc.	383	34,634
Progress Software Corp.	922	35,091
Rogers Corp.(a)	175	23,924
Sanmina Corp.(a)	1,046	33,587
ScanSource, Inc.(a)	1,366	41,731
Semtech Corp.(a)	678	32,958
SMART Global Holdings, Inc.(a)	621	15,823
SPS Commerce, Inc.(a)	685	32,243
Sykes Enterprises, Inc.(a)	1,719	52,670
TTEC Holdings, Inc.	724	34,665
Virtusa Corp.(a)	704	25,358
Vishay Intertechnology, Inc.	2,014	34,097
		1,773,228
Materials (2.0%):
Advansix, Inc.(a)	1,378	35,442
Allegheny Technologies, Inc.(a)	1,607	32,542
American Vanguard Corp.	2,551	40,051
Balchem Corp.	427	42,354
Cabot Corp.	876	39,700
Carpenter Technology Corp.	667	34,457
Chase Corp.	374	40,912
Commercial Metals Co.	2,048	35,594
Domtar Corp.	1,070	38,317
Ferro Corp.(a)	2,886	34,228
Futurefuel Corp.	2,421	28,907
GCP Applied Technologies, Inc.(a)	2,037	39,212
Greif, Inc., Class A	759	28,759
H.B. Fuller Co.(b)	979	45,582
Hawkins, Inc.	750	31,875
Innophos Holdings, Inc.	1,374	44,600
Innospec, Inc.	557	49,651
Intrepid Potash, Inc.(a)	9,012	29,469
Kaiser Aluminum Corp.	498	49,287
Kraton Corp.(a)	822	26,542
Kronos Worldwide, Inc.	2,890	35,749
Louisiana Pacific Corp.	1,724	42,375
Minerals Technologies, Inc.	735	39,021
Neenah Paper, Inc.	623	40,570
PolyOne Corp.	1,164	38,005

Security Description	Shares	Value
PQ Group Holdings, Inc.(a)	2,810	$44,791
Quaker Chemical Corp.	241	38,112
Ryerson Holding Corp.(a)	3,608	30,776
Schnitzer Steel Industries, Inc.	1,413	29,193
Schweitzer-Mauduit International, Inc.	956	35,793
Sensient Technologies Corp.	859	58,971
Stepan Co.	517	50,181
SunCoke Energy, Inc.(a)	4,471	25,216
The Chemours Co.	1,600	23,904
United States Steel Corp.	2,033	23,481
Warrior Met Coal, Inc.	1,444	28,187
Worthington Industries, Inc.	1,090	39,295
		1,371,101
Real Estate (0.1%):
Marcus & Millichap, Inc.(a)	1,086	38,542

Utilities (0.6%):
Chesapeake Utilities Corp.	598	57,001
MGE Energy, Inc.	671	53,593
Middlesex Water Co.	670	43,523
Otter Tail Corp.	1,219	65,521
SJW Corp.	1,062	72,524
Unitil Corp.	971	61,600
		353,762
Total Common Stocks (Cost $17,061,044)		17,708,902

Rights (0.0%)(d)
Materials (0.0%):(d)
Schulman, Inc., Expires 12/31/49 @ $0.00(a)(e)(h)	4,224	—
Total Right (Cost $8,448)		—

Investment Companies (72.8%) (f)
BlackRock Liquidity funds T-Fund, Institutional Class	47,501,196	47,501,196
Total Investment Companies (Cost $47,501,196)		47,501,196

Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04%(g)	14,939	14,939
Fidelity Investments Money Market Government Portfolio, Class I, 1.87%(g)	16,964	16,964
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98%(g)	500	500
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06%(g)	9,460	9,460
JPMorgan Prime Money Market Fund, Capital Class, 2.04%(g)	8,216	8,216

Security Description	Shares or Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04%(g)	14,687	$14,687
Total Collateral for Securities Loaned (Cost $64,766)		64,766
Total Investments (Cost $64,635,454) — 100.01%		65,274,864
Other assets in excess of liabilities — (0.01)%		(8,962)
NET ASSETS - 100.00%		$65,265,902

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(f)

Represents an investment greater than 25% of the Fund’s net assets. Performance if the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(g)	Rate disclosed is the daily yield on September 30, 2019.
(h)	Illiquid

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2019
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (5.9%):
Communication Services (0.3%):
Rea Group, Ltd.	2,113	$154,306
Telstra Corp. Ltd.	76,957	182,276
		336,582
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	7,306	150,861

Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	10,583	132,616
Wesfarmers Ltd.	7,252	194,767
Woolworths Group Ltd.	9,721	244,547
		571,930
Energy (0.5%):
Origin Energy Ltd.	29,386	158,042
Santos Ltd.	32,640	170,257
Woodside Petroleum Ltd.	8,518	186,119
		514,418
Financials (2.0%):
ASX Ltd.	4,052	221,669
Australia & New Zealand Banking Group Ltd.	10,540	202,846
Commonwealth Bank of Australia	4,203	229,249
Insurance Australia Group Ltd.	39,575	210,971
Macquarie Group Ltd.	2,451	216,798
National Australia Bank Ltd.	12,138	243,265
QBE Insurance Group Ltd.	23,770	201,462
Suncorp Group Ltd. (a)	20,889	192,410
Westpac Banking Corp.	9,716	194,330
		1,913,000
Health Care (0.8%):
Cochlear Ltd.	1,049	147,342
CSL Ltd.	1,152	181,664
Ramsay Health Care Ltd.	4,374	191,469
Sonic Healthcare Ltd.	11,007	208,342
		728,817
Industrials (0.4%):
Aurizon Holdings Ltd.	57,402	228,536
Brambles Ltd.	26,149	201,157
		429,693
Information Technology (0.1%):
Wisetech Global, Ltd.	3,467	81,252

Materials (0.8%):
BHP Group Ltd.	7,892	195,553
BHP Group PLC	7,506	159,851
Fortescue Metals Group Ltd.	16,802	99,774
Newcrest Mining Ltd.	6,060	142,103
Rio Tinto Ltd.	2,653	165,902
		763,183
Utilities (0.2%):
AGL Energy Ltd.	14,376	185,870
		5,675,606
Austria (0.3%):
Energy (0.2%):
OMV AG	3,363	180,465

Security Description	Shares	Value
Financials (0.1%):
Erste Group Bank AG	4,266	$141,053
		321,518
Belgium (1.3%):
Communication Services (0.2%):
Proximus SADP	6,221	184,745

Consumer Staples (0.1%):
Anheuser-Busch InBev SA/NV	1,693	161,293

Financials (0.5%):
Ageas	5,262	291,772
KBC Group NV	2,919	189,659
		481,431
Health Care (0.2%):
UCB SA	2,697	195,750

Materials (0.3%):
Solvay SA, Class A	1,463	151,466
Umicore SA	3,097	116,880
		268,346
		1,291,565
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	3,394	181,579

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	33,876	190,383
		371,962
Canada (11.3%):
Communication Services (1.4%):
BCE, Inc.	7,931	383,648
Rogers Communications, Inc.	5,619	273,718
Shaw Communications, Inc., Class B	15,485	304,276
TELUS Corp.	11,197	398,534
		1,360,176
Consumer Discretionary (0.7%):
Dollarama, Inc.	3,853	137,954
Gildan Activewear, Inc.	6,132	217,654
Magna International, Inc.	3,042	162,170
Restaurant Brands International, Inc.	2,242	159,430
		677,208
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc., Class B	6,748	206,816
Empire Co. Ltd., Class A	6,581	178,199
Loblaw Cos. Ltd.	5,689	324,067
METRO, Inc.	8,028	353,494
Saputo, Inc.	6,954	213,759
		1,276,335
Energy (1.0%):
Imperial Oil Ltd.	8,154	212,360
Inter Pipeline Ltd.	11,126	195,274
Pembina Pipeline Corp.	7,335	271,927
TC Energy Corp.	5,175	267,989
		947,550
Financials (4.2%):
Bank of Montreal	4,470	329,269

Security Description	Shares	Value
Brookfield Asset Management, Inc.	5,088	$270,205
Canadian Imperial Bank of Commerce	3,779	311,831
Great-West Lifeco, Inc.	11,184	268,561
Intact Financial Corp.	3,065	308,513
Manulife Financial Corp.	12,205	223,886
National Bank of Canada	8,526	424,273
Power Corp. of Canada	10,926	251,726
Power Financial Corp.	12,248	284,033
Royal Bank of Canada	4,760	386,168
Sun Life Financial, Inc.	6,319	282,583
The Bank of Nova Scotia	6,561	372,700
The Toronto-Dominion Bank	6,187	360,795
		4,074,543
Industrials (0.5%):
Canadian National Railway Co.	2,699	242,374
Canadian Pacific Railway Ltd.	887	197,140
		439,514
Information Technology (0.6%):
CGI, Inc. (a)	3,463	273,861
Constellation Software, Inc.	140	139,836
Open Text Corp.	4,874	198,831
		612,528
Materials (0.4%):
CCL Industries, Inc.	3,655	147,447
Kirkland Lake Gold Ltd. (b)	2,021	90,546
Teck Resources Ltd., Class B	6,898	111,851
		349,844
Utilities (1.2%):
Canadian Utilities Ltd., Class A	11,270	332,221
Emera, Inc.	8,845	388,333
Fortis, Inc.	9,894	418,331
		1,138,885
		10,876,583
Denmark (1.9%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,216	179,771

Financials (0.4%):
Danske Bank A/S	10,366	144,364
Tryg A/S	8,451	242,226
		386,590
Health Care (0.7%):
Coloplast A/S	1,791	215,745
Genmab A/S (a)	733	148,822
Novo Nordisk A/S, Class B	3,774	194,054
William Demant Holding A/S (a)(b)	4,349	111,413
		670,034
Industrials (0.3%):
DSV A/S	1,563	148,753
Vestas Wind Systems A/S	1,898	147,379
		296,132
Materials (0.3%):
Christian Hansen Holding A/S	1,635	138,798

Security Description	Shares	Value
Novozymes A/S, B Shares	3,839	$161,437
		300,235
		1,832,762
Finland (1.5%):
Communication Services (0.2%):
Elisa OYJ	4,122	212,479

Energy (0.2%):
Neste Oyj (b)	4,451	147,316

Financials (0.4%):
Nordea Bank AB	25,416	180,292
Sampo Oyj, Class A	5,660	225,018
		405,310
Industrials (0.2%):
Kone Oyj, Class B	3,671	208,994

Materials (0.3%):
Stora ENSO Oyj, R Shares	9,942	119,779
UPM-Kymmene Oyj	4,977	147,097
		266,876
Utilities (0.2%):
Fortum Oyj	8,210	194,066
		1,435,041
France (9.3%):
Communication Services (0.5%):
Orange SA	18,862	295,901
Publicis Groupe SA	2,913	143,237
		439,138
Consumer Discretionary (1.6%):
Accor SA	4,061	169,282
Cie Generale des Etablissements Michelin SCA	1,337	149,203
Hermes International	323	223,171
Kering SA	298	151,842
LVMH Moet Hennessy Louis Vuitton SE	405	160,945
Peugeot SA	6,737	167,985
Renault SA	2,268	130,158
Seb SA	852	129,341
Sodexo SA	2,002	224,723
		1,506,650
Consumer Staples (0.9%):
Danone SA	3,267	287,749
L’Oreal SA	878	245,813
Pernod Ricard SA	1,216	216,537
Remy Cointreau SA (b)	1,129	149,861
		899,960
Energy (0.2%):
TOTAL SA	4,425	230,919

Financials (1.0%):
Amundi SA (c)	2,548	177,716
BNP Paribas SA	3,377	164,397
CNP Assurances	11,209	216,582
Credit Agricole SA	12,945	157,157
Natixis SA	32,078	133,017
Societe Generale SA	4,960	135,892
		984,761

Security Description	Shares	Value
Health Care (1.0%):
BioMerieux	1,798	$148,723
Essilor Luxottica SA	1,204	173,528
Ipsen SA	1,094	103,844
Orpea	1,166	142,446
Sanofi	2,537	235,176
Sartorius Stedim Biotech	752	105,227
		908,944
Industrials (2.7%):
Aeroports de Paris	1,010	179,634
Airbus SE	1,211	157,314
Alstom SA	3,709	153,720
Bollore SA	43,458	180,065
Bureau Veritas SA	7,146	172,108
Edenred	3,586	172,070
Eiffage SA	1,945	201,622
Groupe Eurotunnel SE	14,236	213,788
Legrand SA	2,759	196,882
Safran SA	1,276	200,870
Schneider Electric SE	2,166	190,021
Teleperformance	652	141,328
Thales SA	1,637	188,212
Vinci SA	2,148	231,327
		2,578,961
Information Technology (0.4%):
Atos SE	1,669	117,645
Capgemini SE	1,117	131,591
Dassault Systemes SA	972	138,501
		387,737
Materials (0.3%):
Air Liquide SA	1,716	244,235

Utilities (0.7%):
Engie SA	14,268	232,928
Suez Environnement Co.	13,070	205,465
Veolia Environnement SA	9,821	248,950
		687,343
		8,868,648
Germany (4.9%):
Consumer Discretionary (0.5%):
adidas AG	510	158,764
Bayerische Motoren Werke AG	2,715	191,109
Continental AG	1,114	142,892
		492,765
Consumer Staples (0.2%):
Beiersdorf AG	1,683	198,453

Financials (1.4%):
Allianz SE	1,198	279,198
Deutsche Boerse AG	1,424	222,539
Hannover Rueck SE	1,479	249,992
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,118	289,247

Security Description	Shares	Value
Talanx AG	7,059	$304,947
		1,345,923
Health Care (0.4%):
Carl Zeiss Meditec AG	1,161	132,346
Fresenius Medical Care AG & Co. KGaA	2,398	161,243
Fresenius SE & Co. KGaA	2,818	131,733
		425,322
Industrials (1.3%):
Brenntag AG	3,303	159,823
Deutsche Post AG	6,091	203,421
Fraport AG	2,313	196,161
Hochtief AG	1,243	141,693
MTU Aero Engines Holding AG	719	191,033
Rational AG	255	182,857
Siemens AG	1,910	204,509
		1,279,497
Information Technology (0.2%):
Infineon Technologies AG	6,706	120,673
Wirecard AG	334	53,416
		174,089
Materials (0.7%):
BASF SE	2,453	171,411
Covestro AG (c)	2,615	129,382
Evonik Industries AG	5,731	141,464
Symrise AG	2,147	208,616
		650,873
Real Estate (0.2%):
Deutsche Wohnen AG	4,421	161,355
		4,728,277
Greece (0.1%):
Consumer Discretionary (0.1%):
Puma SE	1,712	132,467

Hong Kong (4.4%):
Consumer Discretionary (0.2%):
Galaxy Entertainment Group Ltd.	17,636	109,698
Techtronic Industries Co. Ltd.	17,852	124,252
		233,950
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	115,912	117,724
WH Group Ltd. (c)	118,866	106,467
		224,191
Financials (0.6%):
AIA Group Ltd.	16,870	159,391
Hang Seng Bank Ltd.	11,094	239,220
Hong Kong Exchanges and Clearing Ltd.	5,748	168,681
		567,292
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	55,500	70,530

Industrials (0.5%):
CK Hutchison Holdings Ltd.	26,686	235,620
MTR Corp. Ltd.	39,138	219,722
		455,342

Security Description	Shares	Value
Real Estate (1.8%):
CK Asset Holdings Ltd.	25,260	$171,140
Hang Lung Properties Ltd.	82,000	186,233
Henderson Land Development Co. Ltd.	40,748	189,767
New World Development Co. Ltd.	120,650	156,710
Shimao Property Holdings Ltd.	38,500	112,491
Sino Land Co. Ltd.	128,080	192,508
Sun Hung Kai Properties Ltd.	12,468	179,444
Swire Pacific Ltd., Class A	18,936	176,253
Wharf Real Estate Investment	29,000	158,367
Wheelock & Co. Ltd.	35,568	202,630
		1,725,543
Utilities (1.0%):
China Common Rich Renewable Energy INV Ltd. (a)(d)(f)	26,000	1,957
China Gas Holdings Ltd.	29,072	112,393
CK Infrastructure Holdings Ltd.	36,870	248,152
Hong Kong & China Gas Co. Ltd.	128,225	249,988
Power Assets Holdings Ltd.	50,036	336,127
		948,617
		4,225,465
Ireland (1.2%):
Communication Services (0.2%):
WPP PLC	13,263	165,977

Consumer Staples (0.2%):
Kerry Group PLC	1,708	199,726

Industrials (0.6%):
DCC PLC	2,199	191,821
Experian PLC	7,004	223,775
Kingspan Group PLC	3,237	158,040
		573,636
Materials (0.2%):
CRH PLC	5,251	180,775
		1,120,114
Israel (0.9%):
Financials (0.5%):
Bank Hapoalim BM (a)	28,213	222,450
Bank Leumi Le-Israel B.M.	31,954	227,488
		449,938
Information Technology (0.2%):
Nice Ltd. (a)	1,202	176,749

Real Estate (0.2%):
Azrieli Group Ltd.	2,537	199,304
		825,991
Italy (2.1%):
Consumer Discretionary (0.1%):
Moncler SpA	3,670	130,786

Consumer Staples (0.2%):
Davide Campari - Milano SpA	19,315	174,500

Energy (0.4%):
Eni SpA	15,337	234,568
Snam SpA	41,095	207,535
		442,103

Security Description	Shares	Value
Financials (0.7%):
Assicurazioni Generali SpA	16,620	$322,040
Intesa Sanpaolo SpA	72,983	173,032
Poste Italiane SpA (c)	16,208	184,230
		679,302
Industrials (0.2%):
Atlantia SpA	6,839	165,385

Utilities (0.5%):
Enel SpA	33,131	247,363
Terna Rete Elettrica Nazionale SpA	35,307	226,787
		474,150
		2,066,226
Japan (19.9%):
Communication Services (1.1%):
KDDI Corp.	8,108	211,868
Nexon Co. Ltd. (a)	6,300	76,397
Nintendo Co. Ltd.	300	111,054
Nippon Telegraph & Telephone Corp.	4,864	231,975
NTT DOCOMO, Inc.	10,192	259,537
Yahoo Japan Corp.	47,530	133,652
		1,024,483
Consumer Discretionary (3.4%):
Aisin Seiki Co. Ltd.	4,410	138,488
Bandai Namco Holdings, Inc.	1,900	118,278
Bridgestone Corp.	5,760	222,919
Denso Corp.	3,830	168,242
Fast Retailing Co. Ltd.	300	178,180
Hikari Tsushin, Inc.	600	129,757
Isuzu Motors Ltd.	10,394	114,458
Nissan Motor Co. Ltd.	28,876	180,051
Nitori Holdings Co. Ltd.	1,130	165,251
Oriental Land Co. Ltd.	1,408	214,111
Pan Pacific International Holdings Corp.	10,100	168,629
Panasonic Corp.	20,400	165,223
Sekisui House Ltd.	15,772	310,013
Shimano, Inc.	1,040	156,611
Sony Corp.	2,100	123,288
Sumitomo Electric Industries Ltd.	15,894	201,560
Toyota Industries Corp.	3,108	178,241
Toyota Motor Corp.	3,424	228,541
Yamaha Corp.	3,000	134,585
		3,296,426
Consumer Staples (1.6%):
Asahi Group Holdings Ltd.	3,460	171,224
Japan Tobacco, Inc.	10,844	237,322
Kao Corp.	2,118	156,416
Kikkoman Corp.	3,000	143,187
Kose Corp.	700	118,167
Seven & i Holdings Co. Ltd.	5,200	198,746
Suntory Beverage & Food Ltd.	3,900	166,664
Uni-Charm Corp.	4,894	154,819
Yakult Honsha Co. Ltd.	2,670	149,170
		1,495,715
Energy (0.1%):
Inpex Corp.	13,700	125,595

Security Description	Shares	Value
Financials (2.5%):
Japan Exchange Group, Inc.	10,600	$166,584
Japan Post Bank Co. Ltd.	32,612	315,834
Japan Post Holdings Co. Ltd.	32,500	299,117
Mitsubishi UFJ Financial Group, Inc.	47,534	241,121
ORIX Corp.	14,268	212,614
Resona Holdings, Inc.	54,946	235,316
Sony Financial Holdings, Inc.	8,300	179,804
Sumitomo Mitsui Financial Group, Inc.	7,584	259,207
Sumitomo Mitsui Trust Holdings, Inc.	7,300	263,073
The Dai-ichi Life Insurance Co. Ltd.	11,588	174,608
		2,347,278
Health Care (1.9%):
Astellas Pharma, Inc.	10,452	148,741
Chugai Pharmaceutical Co. Ltd.	2,630	204,347
Daiichi Sankyo Co. Ltd.	1,500	94,404
Eisai Co. Ltd.	1,954	99,245
Hoya Corp.	1,618	131,987
Kyowa Hakko Kirin Co. Ltd.	9,300	180,477
M3, Inc.	4,800	115,527
Olympus Corp.	9,300	125,250
ONO Pharmaceutical Co. Ltd.	7,984	144,526
Otsuka Holdings Co. Ltd.	3,600	134,530
Shionogi & Co. Ltd.	3,328	184,670
Sysmex Corp.	1,574	105,293
Terumo Corp.	5,200	167,385
		1,836,382
Industrials (5.3%):
ANA Holdings, Inc.	8,500	285,718
Central Japan Railway Co.	954	196,077
Daikin Industries Ltd.	1,166	152,936
East Japan Railway Co.	2,286	218,006
FANUC Corp.	830	156,158
Hankyu Hanshin Holdings, Inc.	4,900	188,775
Japan Airlines Co. Ltd., Class C	8,400	249,568
Keio Corp.	2,900	180,529
Kintetsu Group Holdings Co. Ltd.	4,600	239,552
Komatsu Ltd.	6,388	146,243
Kubota Corp.	10,404	157,297
Makita Corp.	4,378	137,686
Marubeni Corp.	24,374	161,809
Mitsubishi Corp.	8,192	200,879
Mitsubishi Electric Corp.	12,552	166,319
Mitsubishi Heavy Industries Ltd.	5,900	230,957
Mitsui & Co. Ltd.	12,186	199,286
Nidec Corp.	1,054	141,560
Odakyu Railway	9,300	222,629
Recruit Holdings Co. Ltd.	4,420	134,346
Secom Co. Ltd.	2,610	237,993
SG Holdings Co. Ltd.	5,700	139,455
SMC Corp.	314	133,895
Sumitomo Corp.	13,398	209,193
Tokyu Corp.	11,300	211,973
Toyota Tsusho Corp.	4,880	157,310
West Japan Railway Co.	2,900	244,935
		5,101,084

Security Description	Shares	Value
Information Technology (2.1%):
Advantest Corp.	2,000	$88,336
Canon, Inc.	8,314	221,673
FUJIFILM Holdings Corp.	4,460	195,545
Keyence Corp.	214	132,426
Kyocera Corp.	3,100	192,262
Murata Manufacturing Co. Ltd.	2,502	119,997
Nomura Research Institute Ltd.	7,374	146,716
NTT Data Corp.	11,408	147,098
Obic Co. Ltd.	1,200	136,750
Omron Corp.	2,100	114,800
Oracle Corp. Japan	1,700	147,341
TDK Corp.	1,400	125,224
Tokyo Electron Ltd.	626	119,080
Yaskawa Electric Corp.	2,700	99,024
		1,986,272
Materials (0.8%):
Asahi Kasei Corp.	14,268	140,423
Mitsubishi Chemical Holdings Corp.	22,848	162,753
Nippon Paint Co. Ltd.	3,438	178,404
Shin-Etsu Chemical Co. Ltd.	1,570	167,877
Taiyo Nippon Sanso Corp.	7,200	145,385
		794,842
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	1,240	158,398
Daiwa House Industry Co. Ltd.	5,100	165,393
Mitsubishi Estate Co. Ltd.	8,952	172,565
Mitsui Fudosan Co. Ltd.	7,878	195,219
Sumitomo Realty & Development Co. Ltd.	6,000	228,267
		919,842
Utilities (0.1%):
The Kansai Electric Power Co., Inc.	11,500	128,552
		19,056,471
Korea, Republic of (3.7%):
Communication Services (0.5%):
NAVER Corp.	1,069	140,329
NCSoft Corp.	341	148,546
SK Telecom Co. Ltd.	1,144	231,000
		519,875
Consumer Discretionary (0.3%):
Hyundai Mobis Co. Ltd.	669	140,960
Kia Motors Corp.	4,042	154,110
		295,070
Consumer Staples (0.4%):
KT&G Corp.	2,696	237,816
LG Household & Health Care Ltd.	160	174,849
		412,665
Energy (0.2%):
SK Innovation Co. Ltd.	1,086	150,732

Financials (0.8%):
Hana Financial Group, Inc.	7,047	207,698
KB Financial Group, Inc.	5,552	198,220
Samsung Fire & Marine Insurance Co. Ltd.	856	159,605
Shinhan Financial Group Co. Ltd.	5,941	207,637
		773,160

Security Description	Shares	Value
Health Care (0.1%):
Celltrion, Inc. (a)	816	$111,893

Industrials (0.6%):
LG Corp.	3,081	180,326
Samsung C&T Corp.	2,610	195,750
SK Holdings Co. Ltd.	1,096	186,943
		563,019
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	4,829	198,045
Samsung SDI Co. Ltd.	589	109,822
Samsung SDS Co. Ltd.	999	159,122
SK Hynix, Inc.	1,713	117,733
		584,722
Materials (0.2%):
LG Chem Ltd.	573	143,490
		3,554,626
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA	12,012	127,425

Health Care (0.1%):
Eurofins Scientific	222	103,161

Real Estate (0.2%):
Aroundtown SA	25,656	209,811
		440,397
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	27,200	123,203
Wynn Macau Ltd.	50,400	98,388
		221,591
Netherlands (2.8%):
Communication Services (0.2%):
Koninklijke KPN NV	65,153	203,142

Consumer Staples (0.7%):
Heineken Holding NV	2,334	232,357
Heineken NV	2,036	220,019
Koninklijke Ahold Delhaize NV	9,328	233,353
		685,729
Financials (0.4%):
EXOR NV	2,334	156,380
ING Groep NV	15,285	159,979
		316,359
Health Care (0.4%):
Koninklijke Philips NV	4,021	186,238
Qiagen NV (a)	6,144	201,140
		387,378
Industrials (0.4%):
Randstad RV (b)	3,212	157,835
Wolters Kluwer NV	3,249	237,160
		394,995

Security Description	Shares	Value
Information Technology (0.3%):
Adyen NV (a)(c)	150	$98,801
ASML Holding NV	665	164,692
		263,493
Materials (0.4%):
Akzo Nobel NV	2,494	222,302
Koninklijke DSM NV	1,410	169,643
		391,945
		2,643,041
Norway (1.4%):
Consumer Staples (0.4%):
Mowi ASA	6,692	154,451
Orkla ASA, Class A	24,153	219,792
		374,243
Energy (0.3%):
Aker BP ASA	4,246	113,637
Equinor ASA	11,284	214,712
		328,349
Financials (0.5%):
DNB ASA	12,679	223,411
Gjensidige Forsikring ASA	12,196	241,855
		465,266
Materials (0.2%):
Yara International ASA	3,698	159,313
		1,327,171
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	9,604	162,020

Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	19,038	109,435

Singapore (2.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	109,894	246,542

Consumer Discretionary (0.4%):
Genting Singapore Ltd.	297,370	189,380
Jardine Cycle & Carriage Ltd.	8,084	175,510
		364,890
Consumer Staples (0.2%):
Wilmar International Ltd.	77,662	209,639

Financials (0.8%):
DBS Group Holdings Ltd.	13,878	251,086
Oversea-Chinese Banking Corp. Ltd.	35,738	280,876
United Overseas Bank Ltd.	13,192	244,975
		776,937
Industrials (0.8%):
Keppel Corp. Ltd.	56,300	241,612
Singapore Airlines Ltd.	49,800	329,405
Singapore Technologies Engineering Ltd.	86,500	240,382
		811,399

Security Description	Shares	Value
Real Estate (0.3%):
CapitaLand Ltd.	95,236	$243,294
		2,652,701
Spain (3.0%):
Communication Services (0.3%):
Telefonica SA	33,015	251,894

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,719	177,005

Energy (0.2%):
Repsol SA	13,080	204,411

Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	35,917	187,120
Banco Santander SA	46,363	188,792
CaixaBank SA	59,286	155,710
		531,622
Health Care (0.2%):
Grifols SA	5,552	163,607

Industrials (0.4%):
ACS, Actividades de Construccion y Servicios SA	4,534	181,142
Aena SME SA (c)	1,306	239,111
		420,253
Information Technology (0.2%):
Amadeus IT Holding SA	2,226	159,430

Utilities (1.0%):
Endesa SA	9,756	256,658
Gas Natural SDG SA	8,628	228,864
Iberdrola SA	24,395	253,521
Red Electrica Corp. SA	11,008	223,555
		962,598
		2,870,820
Sweden (2.8%):
Communication Services (0.3%):
Telia Co. AB	63,317	283,541

Consumer Discretionary (0.1%):
Hennes & Mauritz AB, B Shares	6,257	121,335

Consumer Staples (0.4%):
Essity AB, Class B	6,024	175,862
ICA Gruppen AB	3,893	179,911
		355,773
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	20,008	183,954
Svenska Handelsbanken AB, Class A	22,759	213,178
Swedbank AB, A Shares	8,936	128,666
		525,798
Industrials (1.3%):
Alfa Laval AB	8,159	161,087
Assa Abloy AB, Class B	9,609	213,930
Atlas Copco AB, Class A	5,106	157,312
Epiroc AB, Class A	14,309	155,141
Sandvik AB	11,215	174,757
Skanska AB, Class B	9,834	199,254
Volvo AB, Class B	11,471	161,146
		1,222,627

Security Description	Shares	Value
Information Technology (0.2%):
Hexagon AB, B Shares	3,102	$149,596
		2,658,670
Switzerland (6.9%):
Communication Services (0.3%):
Swisscom AG	536	264,455

Consumer Discretionary (0.3%):
Compagnie Financiere Richemont SA, Registered Shares	2,202	161,586
The Swatch Group AG, B shares	566	150,264
		311,850
Consumer Staples (1.0%):
Barry Callebaut AG, Registered Shares	112	231,004
Chocoladefabriken Lindt & Spruengli AG	33	243,746
Coca-Cola HBC AG	5,318	173,700
Nestle SA, Registered Shares	2,649	287,466
		935,916
Financials (1.7%):
Baloise Holding AG, Registered Shares	1,586	284,202
Credit Suisse Group AG, Registered Shares	14,018	171,888
Julius Baer Group Ltd.	3,495	154,890
Partners Group Holding AG	307	235,619
Swiss Life Holding AG	603	288,326
UBS Group AG, Registered Shares	17,911	203,379
Zurich Insurance Group AG	805	308,188
		1,646,492
Health Care (1.2%):
Lonza Group AG, Registered Shares	411	138,977
Novartis AG	2,478	214,919
Roche Holding AG	946	275,371
Sonova Holding AG, Registered Shares	838	194,845
Straumann Holding AG	222	181,507
Vifor Pharma AG	835	133,434
		1,139,053
Industrials (1.1%):
ABB Ltd.	10,413	204,649
Geberit AG	496	236,915
Kuehne + Nagel International AG	1,274	187,691
Schindler Holding AG	814	182,085
SGS SA	105	260,343
		1,071,683
Information Technology (0.3%):
Stmicroelectronics NV	5,165	99,883
Temenos AG	805	134,732
		234,615
Materials (1.0%):
EMS-Chemie Holding AG	278	173,158
Givaudan SA, Registered Shares	99	276,224
Glencore PLC	47,845	143,952
LafargeHolcim Ltd.	3,760	185,098
Sika AG, Registered Shares	1,299	190,072
		968,504
		6,572,568

Security Description	Shares	Value
United Kingdom (8.9%):
Communication Services (0.6%):
BT Group PLC	97,341	$213,691
Informa PLC	17,837	186,819
Pearson PLC	17,174	155,807
		556,317
Consumer Discretionary (1.0%):
Barratt Developments PLC	22,805	181,662
Burberry Group PLC	4,660	124,538
Compass Group PLC	9,842	253,228
Intercontinental Hotels Group PLC	3,279	204,567
Next PLC	2,226	169,275
		933,270
Consumer Staples (1.4%):
Associated British Foods PLC	7,035	199,167
British American Tobacco PLC	3,831	141,637
Diageo PLC	6,001	245,877
Imperial Brands PLC	5,975	134,283
Reckitt Benckiser Group PLC	2,332	181,865
Tesco PLC	70,828	209,836
Unilever PLC	4,036	242,615
		1,355,280
Energy (0.4%):
BP PLC	32,616	206,810
Royal Dutch Shell PLC, Class A	7,924	232,225
		439,035
Financials (2.1%):
3i Group PLC	14,153	202,951
Aviva PLC	46,906	230,243
Hargreaves Lansdown PLC	5,428	138,724
HSBC Holdings PLC	33,604	258,019
Legal & General Group PLC	72,122	220,231
Lloyds Banking Group PLC	331,823	220,761
London Stock Exchange Group PLC	1,773	159,282
Prudential PLC	9,685	175,610
Royal Bank of Scotland Group PLC	70,650	180,301
Schroders PLC	5,006	189,232
		1,975,354
Health Care (0.7%):
AstraZeneca PLC	1,876	167,451
GlaxoSmithKline PLC	12,291	263,598
Smith & Nephew PLC	9,112	219,435
		650,484
Industrials (1.5%):
Ashtead Group PLC	4,978	138,545
BAE Systems PLC	28,631	200,618
Bunzl PLC	7,975	208,328
Ferguson PLC	2,237	163,457
International Consolidated Airlines Group SA	25,941	151,474
Intertek Group PLC	2,624	176,703
RELX PLC	8,321	197,676
Smiths Group PLC	10,106	195,046
		1,431,847

Security Description	Shares	Value
Information Technology (0.4%):
Halma PLC	8,210	$198,925
The Sage Group PLC	18,964	161,182
		360,107
Materials (0.6%):
Anglo American PLC	6,619	152,255
Antofagasta PLC	10,812	119,488
Mondi PLC	7,555	144,697
Rio Tinto PLC	3,164	163,709
		580,149
Utilities (0.2%):
National Grid PLC	18,799	203,804
		8,485,647
United States (0.4%):
Consumer Discretionary (0.1%):
Carnival PLC	3,196	132,402

Industrials (0.3%):
Waste Connections, Inc.	2,689	247,059
		379,461
Total Common Stocks (Cost $95,613,025)		94,906,844

Collateral for Securities Loaned^ (0.6%)
United States (0.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.04% (e)	151,396	151,396
Fidelity Investments Money Market Government Portfolio, Class I, 1.87% (e)	171,924	171,924
Fidelity Investments Prime Money Market Portfolio, Class I, 1.98% (e)	5,064	5,064
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.06% (e)	95,869	95,869
JPMorgan Prime Money Market Fund, Capital Class, 2.04% (e)	83,261	83,261
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.04% (e)	148,854	148,854
Total Collateral for Securities Loaned (Cost $656,368)		656,368
Total Investments (Cost $96,269,393) — 99.7%		95,563,212
Other assets in excess of liabilities — 0.3%		243,138
NET ASSETS - 100.00%		$95,806,350

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2019, the fair value of these securities was $935,707 and amounted to 0.9% of net assets.

(d)	Security was fair valued using significant unobservable inputs as of September 30, 2019.
(e)	Rate disclosed is the daily yield on September 30, 2019.
(f)	Illiquid

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	5	12/20/19	$476,495	$474,600	$(1,895)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(1,895)
	Total net unrealized appreciation(depreciation)				$(1,895)